UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4008

Fidelity Investment Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Canada Fund

January 31, 2012

1.813011.107

CAN-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 5.2%
Hotels, Restaurants & Leisure - 1.1%
McDonald's Corp.	100,000	$ 9,905,000
Tim Hortons, Inc. (Canada)	710,300	34,610,080
		44,515,080
Media - 1.3%
Astral Media, Inc. Class A (non-vtg.)	400,000	14,061,331
Cineplex, Inc.	300,000	7,533,284
Corus Entertainment, Inc. Class B (non-vtg.)	600,000	12,463,725
Quebecor, Inc. Class B (sub. vtg.)	550,000	19,476,938
		53,535,278
Multiline Retail - 1.6%
Dollar Tree, Inc. (a)	150,000	12,721,500
Dollarama, Inc.	1,143,567	49,323,633
		62,045,133
Textiles, Apparel & Luxury Goods - 1.2%
lululemon athletica, Inc. (a)(d)	577,600	36,463,888
NIKE, Inc. Class B	100,000	10,399,000
		46,862,888
TOTAL CONSUMER DISCRETIONARY		206,958,379
CONSUMER STAPLES - 2.7%
Food & Staples Retailing - 2.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,090,200	33,105,550
Metro, Inc. Class A (sub. vtg.)	879,165	47,993,510
Whole Foods Market, Inc.	170,000	12,585,100
		93,684,160
Food Products - 0.4%
Saputo, Inc.	350,000	14,254,799
TOTAL CONSUMER STAPLES		107,938,959
ENERGY - 23.9%
Energy Equipment & Services - 0.9%
Calfrac Well Services Ltd.	150,000	3,880,329
Precision Drilling Corp. (a)	1,200,000	12,314,136
Trican Well Service Ltd. (d)	600,000	9,980,553
Trinidad Drilling Ltd.	1,503,400	10,060,149
		36,235,167
Oil, Gas & Consumable Fuels - 23.0%
Baytex Energy Corp. (d)	1,500,000	86,222,887
Canadian Natural Resources Ltd.	3,500,000	138,638,744
Canadian Oil Sands Ltd.	800,000	19,833,458
Celtic Exploration Ltd. (e)	500,000	9,214,660
Cenovus Energy, Inc.	2,700,000	98,522,064
Crescent Point Energy Corp. (d)	1,483,400	67,842,158
Enbridge, Inc.	4,437,800	166,979,002

	Shares	Value
Imperial Oil Ltd. (d)	250,000	$ 11,912,241
Keyera Corp.	1,202,302	56,305,262
Painted Pony Petroleum Ltd. (a)(e)	113,000	942,089
Paramount Resources Ltd. Class A (a)	100,000	3,440,539
Peyto Exploration & Development Corp.	200,000	3,935,178
Suncor Energy, Inc.	4,657,600	160,432,315
Surge Energy, Inc. (a)(e)	632,000	5,968,626
Talisman Energy, Inc.	2,100,000	25,089,005
Tourmaline Oil Corp. (e)	380,000	9,201,097
TransCanada Corp.	600,000	24,682,124
Trilogy Energy Corp.	550,000	17,140,364
Vermilion Energy, Inc. (d)	300,000	13,762,154
		920,063,967
TOTAL ENERGY		956,299,134
FINANCIALS - 26.5%
Capital Markets - 0.7%
CI Financial Corp.	900,000	19,359,761
Morgan Stanley	400,000	7,460,000
		26,819,761
Commercial Banks - 20.0%
Bank of Montreal (d)	1,600,000	93,008,227
Bank of Nova Scotia	2,500,000	128,471,703
Canadian Imperial Bank of Commerce	954,600	72,588,631
National Bank of Canada	700,000	52,509,599
Royal Bank of Canada (d)	3,890,000	203,160,608
The Toronto-Dominion Bank	2,863,800	221,450,069
U.S. Bancorp	1,000,000	28,220,000
		799,408,837
Diversified Financial Services - 0.2%
Bank of America Corp.	1,000,000	7,130,000
Insurance - 2.9%
Intact Financial Corp.	1,560,925	92,028,807
MetLife, Inc.	150,000	5,299,500
Sun Life Financial, Inc.	900,000	18,031,414
		115,359,721
Real Estate Investment Trusts - 1.2%
H&R REIT/H&R Finance Trust	600,000	13,941,660
RioCan (REIT)	1,400,000	36,272,251
		50,213,911
Real Estate Management & Development - 1.5%
Brookfield Asset Management, Inc. Class A (d)	1,550,000	47,037,148
Brookfield Properties Corp.	800,000	13,810,022
		60,847,170
TOTAL FINANCIALS		1,059,779,400
Common Stocks - continued
	Shares	Value
HEALTH CARE - 5.8%
Health Care Technology - 2.5%
SXC Health Solutions Corp. (a)	1,553,234	$ 98,297,910
Pharmaceuticals - 3.3%
Valeant Pharmaceuticals International, Inc. (Canada) (a)	2,731,471	132,276,471
TOTAL HEALTH CARE		230,574,381
INDUSTRIALS - 6.0%
Commercial Services & Supplies - 0.3%
Progressive Waste Solution Ltd.	484,000	10,990,456
Construction & Engineering - 0.5%
SNC-Lavalin Group, Inc.	400,000	20,595,363
Machinery - 0.5%
Caterpillar, Inc.	60,000	6,547,200
Westport Innovations, Inc. (a)(d)	300,000	12,480,000
		19,027,200
Road & Rail - 4.6%
Canadian National Railway Co.	1,690,000	127,464,174
Canadian Pacific	800,000	57,051,109
		184,515,283
Trading Companies & Distributors - 0.1%
Finning International, Inc.	200,000	5,462,977
TOTAL INDUSTRIALS		240,591,279
INFORMATION TECHNOLOGY - 2.6%
Computers & Peripherals - 0.8%
Apple, Inc. (a)	70,000	31,953,600
Internet Software & Services - 0.3%
Open Text Corp. (a)	280,407	14,211,203
IT Services - 1.5%
CGI Group, Inc. Class A (sub. vtg.) (a)	2,890,000	58,362,004
TOTAL INFORMATION TECHNOLOGY		104,526,807
MATERIALS - 18.8%
Chemicals - 3.1%
Agrium, Inc.	250,000	20,152,082
Methanex Corp.	200,000	5,445,026
Potash Corp. of Saskatchewan, Inc.	2,080,000	97,450,411
		123,047,519
Metals & Mining - 15.7%
Alamos Gold, Inc.	900,000	18,435,303
Barrick Gold Corp.	2,950,000	145,506,856
Copper Mountain Mining Corp. (a)	1,090,000	5,674,196
Detour Gold Corp. (a)	330,000	9,221,242
Detour Gold Corp. (a)(e)	300,000	8,382,947
Eldorado Gold Corp.	1,570,000	23,782,897
European Goldfields Ltd. (a)	1,500,000	19,177,263

	Shares	Value
First Majestic Silver Corp. (a)	300,000	$ 6,195,961
First Quantum Minerals Ltd.	1,956,900	42,855,671
Franco-Nevada Corp.	200,000	9,035,153
Goldcorp, Inc.	2,500,000	120,917,477
Inmet Mining Corp.	350,000	23,385,689
Ivanhoe Mines Ltd. (a)	1,085,000	17,496,335
Major Drilling Group International, Inc.	600,000	10,052,356
New Gold, Inc. (a)	1,600,000	18,732,486
Osisko Mining Corp. (a)	1,365,700	16,288,977
Randgold Resources Ltd. sponsored ADR	80,000	9,152,800
Silver Wheaton Corp.	1,075,900	38,379,400
Tahoe Resources, Inc. (a)	400,000	8,281,227
Teck Resources Ltd. Class B (sub. vtg.)	720,000	30,530,441
Yamana Gold, Inc.	2,800,000	48,446,771
		629,931,448
TOTAL MATERIALS		752,978,967
TELECOMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 5.2%
BCE, Inc.	2,900,000	118,226,876
TELUS Corp.	1,600,000	90,183,994
		208,410,870
Wireless Telecommunication Services - 0.8%
Rogers Communications, Inc. Class B (non-vtg.)	800,000	30,755,423
TOTAL TELECOMMUNICATION SERVICES		239,166,293
UTILITIES - 0.8%
Electric Utilities - 0.8%
Fortis, Inc.	1,000,000	33,298,429
TOTAL COMMON STOCKS (Cost $3,179,856,327)		3,932,112,028
Money Market Funds - 8.5%

Fidelity Cash Central Fund, 0.12% (b)	41,673,970	41,673,970
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	296,238,370	296,238,370
TOTAL MONEY MARKET FUNDS (Cost $337,912,340)		337,912,340
TOTAL INVESTMENT PORTFOLIO - 106.8% (Cost $3,517,768,667)	4,270,024,368
NET OTHER ASSETS (LIABILITIES) - (6.8)%	(271,452,303)
NET ASSETS - 100%	$ 3,998,572,065
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,709,419 or 0.8% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,912
Fidelity Securities Lending Cash Central Fund	1,351,721
Total	$ 1,358,633
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $3,546,250,342. Net unrealized appreciation aggregated $723,774,026, of which $782,415,532 related to appreciated investment securities and $58,641,506 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Canada Fund

January 31, 2012
Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Canada Fund

1.855814.104

ACAN-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 5.2%
Hotels, Restaurants & Leisure - 1.1%
McDonald's Corp.	100,000	$ 9,905,000
Tim Hortons, Inc. (Canada)	710,300	34,610,080
		44,515,080
Media - 1.3%
Astral Media, Inc. Class A (non-vtg.)	400,000	14,061,331
Cineplex, Inc.	300,000	7,533,284
Corus Entertainment, Inc. Class B (non-vtg.)	600,000	12,463,725
Quebecor, Inc. Class B (sub. vtg.)	550,000	19,476,938
		53,535,278
Multiline Retail - 1.6%
Dollar Tree, Inc. (a)	150,000	12,721,500
Dollarama, Inc.	1,143,567	49,323,633
		62,045,133
Textiles, Apparel & Luxury Goods - 1.2%
lululemon athletica, Inc. (a)(d)	577,600	36,463,888
NIKE, Inc. Class B	100,000	10,399,000
		46,862,888
TOTAL CONSUMER DISCRETIONARY		206,958,379
CONSUMER STAPLES - 2.7%
Food & Staples Retailing - 2.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,090,200	33,105,550
Metro, Inc. Class A (sub. vtg.)	879,165	47,993,510
Whole Foods Market, Inc.	170,000	12,585,100
		93,684,160
Food Products - 0.4%
Saputo, Inc.	350,000	14,254,799
TOTAL CONSUMER STAPLES		107,938,959
ENERGY - 23.9%
Energy Equipment & Services - 0.9%
Calfrac Well Services Ltd.	150,000	3,880,329
Precision Drilling Corp. (a)	1,200,000	12,314,136
Trican Well Service Ltd. (d)	600,000	9,980,553
Trinidad Drilling Ltd.	1,503,400	10,060,149
		36,235,167
Oil, Gas & Consumable Fuels - 23.0%
Baytex Energy Corp. (d)	1,500,000	86,222,887
Canadian Natural Resources Ltd.	3,500,000	138,638,744
Canadian Oil Sands Ltd.	800,000	19,833,458
Celtic Exploration Ltd. (e)	500,000	9,214,660
Cenovus Energy, Inc.	2,700,000	98,522,064
Crescent Point Energy Corp. (d)	1,483,400	67,842,158
Enbridge, Inc.	4,437,800	166,979,002

	Shares	Value
Imperial Oil Ltd. (d)	250,000	$ 11,912,241
Keyera Corp.	1,202,302	56,305,262
Painted Pony Petroleum Ltd. (a)(e)	113,000	942,089
Paramount Resources Ltd. Class A (a)	100,000	3,440,539
Peyto Exploration & Development Corp.	200,000	3,935,178
Suncor Energy, Inc.	4,657,600	160,432,315
Surge Energy, Inc. (a)(e)	632,000	5,968,626
Talisman Energy, Inc.	2,100,000	25,089,005
Tourmaline Oil Corp. (e)	380,000	9,201,097
TransCanada Corp.	600,000	24,682,124
Trilogy Energy Corp.	550,000	17,140,364
Vermilion Energy, Inc. (d)	300,000	13,762,154
		920,063,967
TOTAL ENERGY		956,299,134
FINANCIALS - 26.5%
Capital Markets - 0.7%
CI Financial Corp.	900,000	19,359,761
Morgan Stanley	400,000	7,460,000
		26,819,761
Commercial Banks - 20.0%
Bank of Montreal (d)	1,600,000	93,008,227
Bank of Nova Scotia	2,500,000	128,471,703
Canadian Imperial Bank of Commerce	954,600	72,588,631
National Bank of Canada	700,000	52,509,599
Royal Bank of Canada (d)	3,890,000	203,160,608
The Toronto-Dominion Bank	2,863,800	221,450,069
U.S. Bancorp	1,000,000	28,220,000
		799,408,837
Diversified Financial Services - 0.2%
Bank of America Corp.	1,000,000	7,130,000
Insurance - 2.9%
Intact Financial Corp.	1,560,925	92,028,807
MetLife, Inc.	150,000	5,299,500
Sun Life Financial, Inc.	900,000	18,031,414
		115,359,721
Real Estate Investment Trusts - 1.2%
H&R REIT/H&R Finance Trust	600,000	13,941,660
RioCan (REIT)	1,400,000	36,272,251
		50,213,911
Real Estate Management & Development - 1.5%
Brookfield Asset Management, Inc. Class A (d)	1,550,000	47,037,148
Brookfield Properties Corp.	800,000	13,810,022
		60,847,170
TOTAL FINANCIALS		1,059,779,400
Common Stocks - continued
	Shares	Value
HEALTH CARE - 5.8%
Health Care Technology - 2.5%
SXC Health Solutions Corp. (a)	1,553,234	$ 98,297,910
Pharmaceuticals - 3.3%
Valeant Pharmaceuticals International, Inc. (Canada) (a)	2,731,471	132,276,471
TOTAL HEALTH CARE		230,574,381
INDUSTRIALS - 6.0%
Commercial Services & Supplies - 0.3%
Progressive Waste Solution Ltd.	484,000	10,990,456
Construction & Engineering - 0.5%
SNC-Lavalin Group, Inc.	400,000	20,595,363
Machinery - 0.5%
Caterpillar, Inc.	60,000	6,547,200
Westport Innovations, Inc. (a)(d)	300,000	12,480,000
		19,027,200
Road & Rail - 4.6%
Canadian National Railway Co.	1,690,000	127,464,174
Canadian Pacific	800,000	57,051,109
		184,515,283
Trading Companies & Distributors - 0.1%
Finning International, Inc.	200,000	5,462,977
TOTAL INDUSTRIALS		240,591,279
INFORMATION TECHNOLOGY - 2.6%
Computers & Peripherals - 0.8%
Apple, Inc. (a)	70,000	31,953,600
Internet Software & Services - 0.3%
Open Text Corp. (a)	280,407	14,211,203
IT Services - 1.5%
CGI Group, Inc. Class A (sub. vtg.) (a)	2,890,000	58,362,004
TOTAL INFORMATION TECHNOLOGY		104,526,807
MATERIALS - 18.8%
Chemicals - 3.1%
Agrium, Inc.	250,000	20,152,082
Methanex Corp.	200,000	5,445,026
Potash Corp. of Saskatchewan, Inc.	2,080,000	97,450,411
		123,047,519
Metals & Mining - 15.7%
Alamos Gold, Inc.	900,000	18,435,303
Barrick Gold Corp.	2,950,000	145,506,856
Copper Mountain Mining Corp. (a)	1,090,000	5,674,196
Detour Gold Corp. (a)	330,000	9,221,242
Detour Gold Corp. (a)(e)	300,000	8,382,947
Eldorado Gold Corp.	1,570,000	23,782,897
European Goldfields Ltd. (a)	1,500,000	19,177,263

	Shares	Value
First Majestic Silver Corp. (a)	300,000	$ 6,195,961
First Quantum Minerals Ltd.	1,956,900	42,855,671
Franco-Nevada Corp.	200,000	9,035,153
Goldcorp, Inc.	2,500,000	120,917,477
Inmet Mining Corp.	350,000	23,385,689
Ivanhoe Mines Ltd. (a)	1,085,000	17,496,335
Major Drilling Group International, Inc.	600,000	10,052,356
New Gold, Inc. (a)	1,600,000	18,732,486
Osisko Mining Corp. (a)	1,365,700	16,288,977
Randgold Resources Ltd. sponsored ADR	80,000	9,152,800
Silver Wheaton Corp.	1,075,900	38,379,400
Tahoe Resources, Inc. (a)	400,000	8,281,227
Teck Resources Ltd. Class B (sub. vtg.)	720,000	30,530,441
Yamana Gold, Inc.	2,800,000	48,446,771
		629,931,448
TOTAL MATERIALS		752,978,967
TELECOMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 5.2%
BCE, Inc.	2,900,000	118,226,876
TELUS Corp.	1,600,000	90,183,994
		208,410,870
Wireless Telecommunication Services - 0.8%
Rogers Communications, Inc. Class B (non-vtg.)	800,000	30,755,423
TOTAL TELECOMMUNICATION SERVICES		239,166,293
UTILITIES - 0.8%
Electric Utilities - 0.8%
Fortis, Inc.	1,000,000	33,298,429
TOTAL COMMON STOCKS (Cost $3,179,856,327)		3,932,112,028
Money Market Funds - 8.5%

Fidelity Cash Central Fund, 0.12% (b)	41,673,970	41,673,970
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	296,238,370	296,238,370
TOTAL MONEY MARKET FUNDS (Cost $337,912,340)		337,912,340
TOTAL INVESTMENT PORTFOLIO - 106.8% (Cost $3,517,768,667)	4,270,024,368
NET OTHER ASSETS (LIABILITIES) - (6.8)%	(271,452,303)
NET ASSETS - 100%	$ 3,998,572,065
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,709,419 or 0.8% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,912
Fidelity Securities Lending Cash Central Fund	1,351,721
Total	$ 1,358,633
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $3,546,250,342. Net unrealized appreciation aggregated $723,774,026, of which $782,415,532 related to appreciated investment securities and $58,641,506 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® China Region Fund:
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
China Region Fund

1.861467.103

AHKC-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 6.6%
Automobiles - 1.0%
Dongfeng Motor Group Co. Ltd. (H Shares)	4,936,000	$ 9,228,845
Kia Motors Corp.	70,970	4,264,778
Qingling Motors Co. Ltd. (H Shares)	2,158,000	595,483
		14,089,106
Diversified Consumer Services - 0.4%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	265,164	6,316,206
Hotels, Restaurants & Leisure - 1.2%
Sands China Ltd.	4,103,600	13,889,881
SJM Holdings Ltd.	2,601,000	4,655,154
		18,545,035
Media - 0.8%
Television Broadcasts Ltd.	1,977,000	11,509,822
Multiline Retail - 1.7%
Far East Department Stores Co. Ltd.	7,497,311	10,107,880
Lifestyle International Holdings Ltd.	6,221,500	14,552,466
		24,660,346
Specialty Retail - 0.9%
Belle International Holdings Ltd.	5,569,000	9,047,987
Chow Sang Sang Holdings International Ltd.	1,016,000	2,405,307
Luk Fook Holdings International Ltd.	644,000	2,374,959
		13,828,253
Textiles, Apparel & Luxury Goods - 0.6%
International Taifeng Holdings Ltd.	1,906,000	732,392
Prada SpA	1,777,600	8,503,783
		9,236,175
TOTAL CONSUMER DISCRETIONARY		98,184,943
CONSUMER STAPLES - 2.4%
Beverages - 1.4%
Tsingtao Brewery Co. Ltd. (H Shares)	756,000	4,084,510
Wuliangye Yibin Co. Ltd. (BNP Paribas Warrant Program) warrants 5/5/15 (a)	1,351,900	6,854,855
Yantai Changyu Pioneer Wine Co. (B Shares)	922,108	9,673,796
		20,613,161
Food & Staples Retailing - 0.5%
China Resources Enterprise Ltd.	1,342,000	4,628,929
President Chain Store Corp.	601,000	3,228,890
		7,857,819

	Shares	Value
Food Products - 0.5%
Uni-President China Holdings Ltd.	8,512,000	$ 5,015,936
Want Want China Holdings Ltd.	2,815,000	2,609,826
		7,625,762
TOTAL CONSUMER STAPLES		36,096,742
ENERGY - 11.0%
Energy Equipment & Services - 0.4%
China Oilfield Services Ltd. (H Shares)	3,520,000	5,746,198
Oil, Gas & Consumable Fuels - 10.6%
China Coal Energy Co. Ltd. (H Shares)	2,137,000	2,683,908
China Petroleum & Chemical Corp. (H Shares)	30,602,000	36,924,725
China Shenhua Energy Co. Ltd. (H Shares)	3,600,500	15,831,475
CNOOC Ltd.	15,911,000	32,414,117
CNPC (Hong Kong) Ltd.	13,232,000	20,883,876
PetroChina Co. Ltd. (H Shares)	34,640,000	50,449,845
		159,187,946
TOTAL ENERGY		164,934,144
FINANCIALS - 37.6%
Capital Markets - 1.5%
CITIC Securities Co. Ltd. (H Shares) (a)	6,262,000	12,370,180
Wuliangye Yibin Co. Ltd. (UBS Warrant Programme) warrants 4/22/13 (a)	345,100	1,749,841
Yuanta Financial Holding Co. Ltd.	13,890,525	7,838,208
		21,958,229
Commercial Banks - 17.8%
Agricultural Bank China Ltd. (H Shares)	33,697,000	16,641,567
BOC Hong Kong (Holdings) Ltd.	13,682,000	36,166,597
China Construction Bank Corp. (H Shares)	73,095,000	58,530,666
Chinatrust Financial Holding Co. Ltd.	34,785,446	22,449,806
Hang Seng Bank Ltd.	1,319,700	17,033,876
Industrial & Commercial Bank of China Ltd. (H Shares)	120,406,000	84,304,771
Mega Financial Holding Co. Ltd.	20,451,340	14,028,119
Standard Chartered PLC (United Kingdom)	362,520	8,764,225
Wing Hang Bank Ltd.	904,500	8,339,093
		266,258,720
Diversified Financial Services - 1.4%
Hong Kong Exchanges and Clearing Ltd.	1,189,100	20,638,001
Insurance - 7.4%
AIA Group Ltd.	14,940,800	49,897,388
Cathay Financial Holding Co. Ltd.	8,847,248	10,089,360
China Life Insurance Co. Ltd. (H Shares)	6,414,000	18,827,394
Ping An Insurance Group Co. China Ltd. (H Shares)	4,098,000	32,444,757
		111,258,899
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 9.5%
Cheung Kong Holdings Ltd.	2,337,000	$ 31,460,340
China Overseas Land & Investment Ltd.	6,892,000	12,850,433
China Resources Land Ltd.	2,898,000	5,119,448
Evergrande Real Estate Group Ltd.	10,641,000	5,049,338
Guangzhou R F Properties Co. Ltd. (H Shares)	5,378,000	5,270,339
Henderson Land Development Co. Ltd.	545,000	2,958,576
Hopson Development Holdings Ltd.	7,220,000	4,450,095
Kerry Properties Ltd.	2,323,500	8,913,204
Longfor Properties Co. Ltd.	3,808,500	5,009,084
Sun Hung Kai Properties Ltd.	2,215,000	30,674,833
Swire Pacific Ltd. (A Shares)	760,000	8,452,339
Wharf Holdings Ltd.	3,714,000	21,119,551
		141,327,580
TOTAL FINANCIALS		561,441,429
HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
China Medical System Holding Ltd.	6,564,000	4,291,219
INDUSTRIALS - 7.1%
Airlines - 0.4%
China Eastern Airlines Corp. Ltd. (H Shares) (a)	9,886,000	3,518,308
China Southern Airlines Ltd. (H Shares) (a)	4,400,000	2,269,430
		5,787,738
Construction & Engineering - 1.2%
China Communications Construction Co. Ltd. (H Shares)	4,803,000	4,465,314
China Railway Group Ltd. (H Shares)	8,253,000	2,947,785
China State Construction International Holdings Ltd.	13,696,000	10,861,081
		18,274,180
Electrical Equipment - 0.2%
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	1,247,000	2,749,583
Industrial Conglomerates - 1.5%
Hutchison Whampoa Ltd.	2,358,000	22,423,842
Machinery - 1.9%
Airtac International Group	1,016,000	5,115,188
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	6,258,600	8,425,232
China International Marine Containers (Group) Ltd. (B Shares)	3,903,787	4,751,845
Sany Heavy Equipment International Holdings Co. Ltd.	1,975,000	1,734,277

	Shares	Value
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares) (a)	1,664,991	$ 732,596
Weichai Power Co. Ltd. (H Shares)	1,294,000	6,932,813
		27,691,951
Marine - 0.7%
China Ship Container Lines Co. Ltd. (H Shares) (a)	44,178,000	9,798,028
Road & Rail - 0.5%
MTR Corp. Ltd.	2,265,000	7,549,757
Transportation Infrastructure - 0.7%
Cosco Pacific Ltd.	1,452,000	2,018,318
Jiangsu Expressway Co. Ltd. (H Shares)	9,140,000	9,110,241
		11,128,559
TOTAL INDUSTRIALS		105,403,638
INFORMATION TECHNOLOGY - 16.6%
Communications Equipment - 0.5%
ZTE Corp. (H Shares)	2,745,200	7,468,969
Computers & Peripherals - 0.8%
Lenovo Group Ltd.	11,080,000	8,872,287
Quanta Computer, Inc.	1,391,000	2,970,475
		11,842,762
Electronic Equipment & Components - 3.5%
Chroma ATE, Inc.	1,938,000	4,433,269
Delta Electronics, Inc.	1,475,000	3,812,722
Foxconn International Holdings Ltd. (a)	5,582,000	3,843,574
Hon Hai Precision Industry Co. Ltd. (Foxconn)	11,588,589	37,316,861
Largan Precision Co. Ltd.	156,000	3,352,458
		52,758,884
Internet Software & Services - 2.6%
Baidu.com, Inc. sponsored ADR (a)	51,300	6,541,776
Tencent Holdings Ltd.	1,317,900	32,236,953
		38,778,729
Semiconductors & Semiconductor Equipment - 9.2%
Advanced Semiconductor Engineering, Inc.	4,036,000	4,243,026
Advanced Semiconductor Engineering, Inc. sponsored ADR (d)	1,486,218	7,832,369
ASM Pacific Technology Ltd.	283,900	3,653,424
GCL-Poly Energy Holdings Ltd.	14,797,000	5,094,354
MediaTek, Inc.	372,000	3,550,938
Phison Electronics Corp.	332,000	2,434,330
Siliconware Precision Industries Co. Ltd.	6,652,000	7,654,386
Spreadtrum Communications, Inc. ADR (d)	345,900	5,351,073
Taiwan Semiconductor Manufacturing Co. Ltd.	31,872,796	84,532,897
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
United Microelectronics Corp.	1,621,000	$ 854,783
United Microelectronics Corp. sponsored ADR (d)	4,272,398	11,578,199
		136,779,779
TOTAL INFORMATION TECHNOLOGY		247,629,123
MATERIALS - 11.2%
Chemicals - 5.5%
Formosa Chemicals & Fibre Corp.	5,245,000	15,064,200
Formosa Plastics Corp.	10,557,250	30,749,618
Incitec Pivot Ltd.	1,375,004	4,685,651
Nan Ya Plastics Corp.	6,290,000	13,283,494
Petronas Chemicals Group Bhd	2,305,100	5,055,077
PTT Global Chemical PCL (For. Reg.) (a)	2,728,458	5,854,871
Taiwan Fertilizer Co. Ltd.	3,015,000	7,813,837
		82,506,748
Construction Materials - 2.5%
Anhui Conch Cement Co. Ltd. (H Shares)	5,724,000	19,337,713
BBMG Corp. (H Shares)	10,930,500	8,329,745
China Resources Cement Holdings Ltd.	4,942,000	3,568,576
Taiwan Cement Corp.	4,629,000	5,771,586
		37,007,620
Metals & Mining - 3.2%
Angang Steel Co. Ltd. (H Shares)	24,022,000	17,284,131
Kingsgate Consolidated NL	1,376,993	11,182,891
Maanshan Iron & Steel Ltd. (H Shares)	35,174,000	12,155,162
Zhaojin Mining Industry Co. Ltd. (H Shares)	4,104,500	7,367,221
		47,989,405
TOTAL MATERIALS		167,503,773
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 2.0%
China Telecom Corp. Ltd. (H Shares)	12,082,000	6,778,269
China Unicom Ltd.	5,268,000	9,695,942
Chunghwa Telecom Co. Ltd.	4,050,000	13,152,249
		29,626,460
Wireless Telecommunication Services - 2.2%
China Mobile Ltd.	3,318,500	33,914,638
TOTAL TELECOMMUNICATION SERVICES		63,541,098

	Shares	Value
UTILITIES - 1.7%
Electric Utilities - 0.6%
Power Assets Holdings Ltd.	1,173,500	$ 8,466,178
Independent Power Producers & Energy Traders - 1.1%
China Resources Power Holdings Co. Ltd.	2,084,000	4,068,439
Huaneng Power International, Inc. (H Shares)	20,150,000	12,209,315
		16,277,754
TOTAL UTILITIES		24,743,932
TOTAL COMMON STOCKS (Cost $1,257,205,698)		1,473,770,041
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 0.12% (b)	20,499,341	20,499,341
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	8,343,050	8,343,050
TOTAL MONEY MARKET FUNDS (Cost $28,842,391)		28,842,391
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $1,286,048,089)	1,502,612,432
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(9,163,175)
NET ASSETS - 100%	$ 1,493,449,257
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,809
Fidelity Securities Lending Cash Central Fund	91,777
Total	$ 94,586
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 98,184,943	$ 98,184,943	$ -	$ -
Consumer Staples	36,096,742	29,241,887	6,854,855	-
Energy	164,934,144	45,145,457	119,788,687	-
Financials	561,441,429	540,864,194	20,577,235	-
Health Care	4,291,219	4,291,219	-	-
Industrials	105,403,638	105,403,638	-	-
Information Technology	247,629,123	150,344,031	97,285,092	-
Materials	167,503,773	167,503,773	-	-
Telecommunication Services	63,541,098	-	63,541,098	-
Utilities	24,743,932	12,534,617	12,209,315	-
Money Market Funds	28,842,391	28,842,391	-	-
Total Investments in Securities:	$ 1,502,612,432	$ 1,182,356,150	$ 320,256,282	$ -
Transfers from Level 2 to Level 1 during the period were $1,059,070,494.
Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $1,296,954,045. Net unrealized appreciation aggregated $205,658,387, of which $243,783,061 related to appreciated investment securities and $38,124,674 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® China Region Fund

January 31, 2012

1.813032.107

HKC-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 6.6%
Automobiles - 1.0%
Dongfeng Motor Group Co. Ltd. (H Shares)	4,936,000	$ 9,228,845
Kia Motors Corp.	70,970	4,264,778
Qingling Motors Co. Ltd. (H Shares)	2,158,000	595,483
		14,089,106
Diversified Consumer Services - 0.4%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	265,164	6,316,206
Hotels, Restaurants & Leisure - 1.2%
Sands China Ltd.	4,103,600	13,889,881
SJM Holdings Ltd.	2,601,000	4,655,154
		18,545,035
Media - 0.8%
Television Broadcasts Ltd.	1,977,000	11,509,822
Multiline Retail - 1.7%
Far East Department Stores Co. Ltd.	7,497,311	10,107,880
Lifestyle International Holdings Ltd.	6,221,500	14,552,466
		24,660,346
Specialty Retail - 0.9%
Belle International Holdings Ltd.	5,569,000	9,047,987
Chow Sang Sang Holdings International Ltd.	1,016,000	2,405,307
Luk Fook Holdings International Ltd.	644,000	2,374,959
		13,828,253
Textiles, Apparel & Luxury Goods - 0.6%
International Taifeng Holdings Ltd.	1,906,000	732,392
Prada SpA	1,777,600	8,503,783
		9,236,175
TOTAL CONSUMER DISCRETIONARY		98,184,943
CONSUMER STAPLES - 2.4%
Beverages - 1.4%
Tsingtao Brewery Co. Ltd. (H Shares)	756,000	4,084,510
Wuliangye Yibin Co. Ltd. (BNP Paribas Warrant Program) warrants 5/5/15 (a)	1,351,900	6,854,855
Yantai Changyu Pioneer Wine Co. (B Shares)	922,108	9,673,796
		20,613,161
Food & Staples Retailing - 0.5%
China Resources Enterprise Ltd.	1,342,000	4,628,929
President Chain Store Corp.	601,000	3,228,890
		7,857,819

	Shares	Value
Food Products - 0.5%
Uni-President China Holdings Ltd.	8,512,000	$ 5,015,936
Want Want China Holdings Ltd.	2,815,000	2,609,826
		7,625,762
TOTAL CONSUMER STAPLES		36,096,742
ENERGY - 11.0%
Energy Equipment & Services - 0.4%
China Oilfield Services Ltd. (H Shares)	3,520,000	5,746,198
Oil, Gas & Consumable Fuels - 10.6%
China Coal Energy Co. Ltd. (H Shares)	2,137,000	2,683,908
China Petroleum & Chemical Corp. (H Shares)	30,602,000	36,924,725
China Shenhua Energy Co. Ltd. (H Shares)	3,600,500	15,831,475
CNOOC Ltd.	15,911,000	32,414,117
CNPC (Hong Kong) Ltd.	13,232,000	20,883,876
PetroChina Co. Ltd. (H Shares)	34,640,000	50,449,845
		159,187,946
TOTAL ENERGY		164,934,144
FINANCIALS - 37.6%
Capital Markets - 1.5%
CITIC Securities Co. Ltd. (H Shares) (a)	6,262,000	12,370,180
Wuliangye Yibin Co. Ltd. (UBS Warrant Programme) warrants 4/22/13 (a)	345,100	1,749,841
Yuanta Financial Holding Co. Ltd.	13,890,525	7,838,208
		21,958,229
Commercial Banks - 17.8%
Agricultural Bank China Ltd. (H Shares)	33,697,000	16,641,567
BOC Hong Kong (Holdings) Ltd.	13,682,000	36,166,597
China Construction Bank Corp. (H Shares)	73,095,000	58,530,666
Chinatrust Financial Holding Co. Ltd.	34,785,446	22,449,806
Hang Seng Bank Ltd.	1,319,700	17,033,876
Industrial & Commercial Bank of China Ltd. (H Shares)	120,406,000	84,304,771
Mega Financial Holding Co. Ltd.	20,451,340	14,028,119
Standard Chartered PLC (United Kingdom)	362,520	8,764,225
Wing Hang Bank Ltd.	904,500	8,339,093
		266,258,720
Diversified Financial Services - 1.4%
Hong Kong Exchanges and Clearing Ltd.	1,189,100	20,638,001
Insurance - 7.4%
AIA Group Ltd.	14,940,800	49,897,388
Cathay Financial Holding Co. Ltd.	8,847,248	10,089,360
China Life Insurance Co. Ltd. (H Shares)	6,414,000	18,827,394
Ping An Insurance Group Co. China Ltd. (H Shares)	4,098,000	32,444,757
		111,258,899
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 9.5%
Cheung Kong Holdings Ltd.	2,337,000	$ 31,460,340
China Overseas Land & Investment Ltd.	6,892,000	12,850,433
China Resources Land Ltd.	2,898,000	5,119,448
Evergrande Real Estate Group Ltd.	10,641,000	5,049,338
Guangzhou R F Properties Co. Ltd. (H Shares)	5,378,000	5,270,339
Henderson Land Development Co. Ltd.	545,000	2,958,576
Hopson Development Holdings Ltd.	7,220,000	4,450,095
Kerry Properties Ltd.	2,323,500	8,913,204
Longfor Properties Co. Ltd.	3,808,500	5,009,084
Sun Hung Kai Properties Ltd.	2,215,000	30,674,833
Swire Pacific Ltd. (A Shares)	760,000	8,452,339
Wharf Holdings Ltd.	3,714,000	21,119,551
		141,327,580
TOTAL FINANCIALS		561,441,429
HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
China Medical System Holding Ltd.	6,564,000	4,291,219
INDUSTRIALS - 7.1%
Airlines - 0.4%
China Eastern Airlines Corp. Ltd. (H Shares) (a)	9,886,000	3,518,308
China Southern Airlines Ltd. (H Shares) (a)	4,400,000	2,269,430
		5,787,738
Construction & Engineering - 1.2%
China Communications Construction Co. Ltd. (H Shares)	4,803,000	4,465,314
China Railway Group Ltd. (H Shares)	8,253,000	2,947,785
China State Construction International Holdings Ltd.	13,696,000	10,861,081
		18,274,180
Electrical Equipment - 0.2%
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	1,247,000	2,749,583
Industrial Conglomerates - 1.5%
Hutchison Whampoa Ltd.	2,358,000	22,423,842
Machinery - 1.9%
Airtac International Group	1,016,000	5,115,188
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	6,258,600	8,425,232
China International Marine Containers (Group) Ltd. (B Shares)	3,903,787	4,751,845
Sany Heavy Equipment International Holdings Co. Ltd.	1,975,000	1,734,277

	Shares	Value
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares) (a)	1,664,991	$ 732,596
Weichai Power Co. Ltd. (H Shares)	1,294,000	6,932,813
		27,691,951
Marine - 0.7%
China Ship Container Lines Co. Ltd. (H Shares) (a)	44,178,000	9,798,028
Road & Rail - 0.5%
MTR Corp. Ltd.	2,265,000	7,549,757
Transportation Infrastructure - 0.7%
Cosco Pacific Ltd.	1,452,000	2,018,318
Jiangsu Expressway Co. Ltd. (H Shares)	9,140,000	9,110,241
		11,128,559
TOTAL INDUSTRIALS		105,403,638
INFORMATION TECHNOLOGY - 16.6%
Communications Equipment - 0.5%
ZTE Corp. (H Shares)	2,745,200	7,468,969
Computers & Peripherals - 0.8%
Lenovo Group Ltd.	11,080,000	8,872,287
Quanta Computer, Inc.	1,391,000	2,970,475
		11,842,762
Electronic Equipment & Components - 3.5%
Chroma ATE, Inc.	1,938,000	4,433,269
Delta Electronics, Inc.	1,475,000	3,812,722
Foxconn International Holdings Ltd. (a)	5,582,000	3,843,574
Hon Hai Precision Industry Co. Ltd. (Foxconn)	11,588,589	37,316,861
Largan Precision Co. Ltd.	156,000	3,352,458
		52,758,884
Internet Software & Services - 2.6%
Baidu.com, Inc. sponsored ADR (a)	51,300	6,541,776
Tencent Holdings Ltd.	1,317,900	32,236,953
		38,778,729
Semiconductors & Semiconductor Equipment - 9.2%
Advanced Semiconductor Engineering, Inc.	4,036,000	4,243,026
Advanced Semiconductor Engineering, Inc. sponsored ADR (d)	1,486,218	7,832,369
ASM Pacific Technology Ltd.	283,900	3,653,424
GCL-Poly Energy Holdings Ltd.	14,797,000	5,094,354
MediaTek, Inc.	372,000	3,550,938
Phison Electronics Corp.	332,000	2,434,330
Siliconware Precision Industries Co. Ltd.	6,652,000	7,654,386
Spreadtrum Communications, Inc. ADR (d)	345,900	5,351,073
Taiwan Semiconductor Manufacturing Co. Ltd.	31,872,796	84,532,897
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
United Microelectronics Corp.	1,621,000	$ 854,783
United Microelectronics Corp. sponsored ADR (d)	4,272,398	11,578,199
		136,779,779
TOTAL INFORMATION TECHNOLOGY		247,629,123
MATERIALS - 11.2%
Chemicals - 5.5%
Formosa Chemicals & Fibre Corp.	5,245,000	15,064,200
Formosa Plastics Corp.	10,557,250	30,749,618
Incitec Pivot Ltd.	1,375,004	4,685,651
Nan Ya Plastics Corp.	6,290,000	13,283,494
Petronas Chemicals Group Bhd	2,305,100	5,055,077
PTT Global Chemical PCL (For. Reg.) (a)	2,728,458	5,854,871
Taiwan Fertilizer Co. Ltd.	3,015,000	7,813,837
		82,506,748
Construction Materials - 2.5%
Anhui Conch Cement Co. Ltd. (H Shares)	5,724,000	19,337,713
BBMG Corp. (H Shares)	10,930,500	8,329,745
China Resources Cement Holdings Ltd.	4,942,000	3,568,576
Taiwan Cement Corp.	4,629,000	5,771,586
		37,007,620
Metals & Mining - 3.2%
Angang Steel Co. Ltd. (H Shares)	24,022,000	17,284,131
Kingsgate Consolidated NL	1,376,993	11,182,891
Maanshan Iron & Steel Ltd. (H Shares)	35,174,000	12,155,162
Zhaojin Mining Industry Co. Ltd. (H Shares)	4,104,500	7,367,221
		47,989,405
TOTAL MATERIALS		167,503,773
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 2.0%
China Telecom Corp. Ltd. (H Shares)	12,082,000	6,778,269
China Unicom Ltd.	5,268,000	9,695,942
Chunghwa Telecom Co. Ltd.	4,050,000	13,152,249
		29,626,460
Wireless Telecommunication Services - 2.2%
China Mobile Ltd.	3,318,500	33,914,638
TOTAL TELECOMMUNICATION SERVICES		63,541,098

	Shares	Value
UTILITIES - 1.7%
Electric Utilities - 0.6%
Power Assets Holdings Ltd.	1,173,500	$ 8,466,178
Independent Power Producers & Energy Traders - 1.1%
China Resources Power Holdings Co. Ltd.	2,084,000	4,068,439
Huaneng Power International, Inc. (H Shares)	20,150,000	12,209,315
		16,277,754
TOTAL UTILITIES		24,743,932
TOTAL COMMON STOCKS (Cost $1,257,205,698)		1,473,770,041
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 0.12% (b)	20,499,341	20,499,341
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	8,343,050	8,343,050
TOTAL MONEY MARKET FUNDS (Cost $28,842,391)		28,842,391
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $1,286,048,089)	1,502,612,432
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(9,163,175)
NET ASSETS - 100%	$ 1,493,449,257
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,809
Fidelity Securities Lending Cash Central Fund	91,777
Total	$ 94,586
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 98,184,943	$ 98,184,943	$ -	$ -
Consumer Staples	36,096,742	29,241,887	6,854,855	-
Energy	164,934,144	45,145,457	119,788,687	-
Financials	561,441,429	540,864,194	20,577,235	-
Health Care	4,291,219	4,291,219	-	-
Industrials	105,403,638	105,403,638	-	-
Information Technology	247,629,123	150,344,031	97,285,092	-
Materials	167,503,773	167,503,773	-	-
Telecommunication Services	63,541,098	-	63,541,098	-
Utilities	24,743,932	12,534,617	12,209,315	-
Money Market Funds	28,842,391	28,842,391	-	-
Total Investments in Securities:	$ 1,502,612,432	$ 1,182,356,150	$ 320,256,282	$ -
Transfers from Level 2 to Level 1 during the period were $1,059,070,494.
Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $1,296,954,045. Net unrealized appreciation aggregated $205,658,387, of which $243,783,061 related to appreciated investment securities and $38,124,674 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Diversified International Fund

January 31, 2012

1.813063.107

DIF-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
Australia - 4.1%
Australia & New Zealand Banking Group Ltd.	2,100,000	$ 47,730,598
BHP Billiton Ltd. sponsored ADR (d)	6,896,500	547,857,960
Fortescue Metals Group Ltd.	5,712,451	30,624,907
Iluka Resources Ltd.	2,540,768	49,414,157
Newcrest Mining Ltd.	7,469,169	267,374,978
WorleyParsons Ltd.	871,917	25,260,363
TOTAL AUSTRALIA		968,262,963
Bailiwick of Guernsey - 1.1%
Amdocs Ltd. (a)	1,417,100	41,719,424
Resolution Ltd.	52,410,500	225,577,726
TOTAL BAILIWICK OF GUERNSEY		267,297,150
Bailiwick of Jersey - 1.8%
Experian PLC	11,944,072	161,791,054
Randgold Resources Ltd. sponsored ADR	448,300	51,290,003
Shire PLC	2,847,600	94,543,730
WPP PLC	9,151,234	107,518,580
TOTAL BAILIWICK OF JERSEY		415,143,367
Belgium - 1.3%
Anheuser-Busch InBev SA NV	5,143,495	312,706,432
Anheuser-Busch InBev SA NV (strip VVPR) (a)	5,339,200	6,983
TOTAL BELGIUM		312,713,415
Bermuda - 1.0%
ARA Asset Management Ltd.	693,000	768,561
Assured Guaranty Ltd.	3,044,700	47,223,297
Cafe de Coral Holdings Ltd.	314,000	717,460
CNPC (Hong Kong) Ltd.	17,870,000	28,203,965
Huabao International Holdings Ltd.	34,895,000	23,712,537
Kosmos Energy Ltd.	1,876,800	23,572,608
Li & Fung Ltd.	47,910,000	104,774,649
Pacific Basin Shipping Ltd.	2,147,000	1,021,557
Vtech Holdings Ltd.	89,800	936,183
Wilson Sons Ltd. unit	57,500	855,655
Yue Yuen Industrial (Holdings) Ltd.	310,500	950,888
TOTAL BERMUDA		232,737,360
Brazil - 2.4%
Anhanguera Educacional Participacoes SA	2,713,200	36,492,788
Banco Bradesco SA	111,400	1,653,913
Banco Bradesco SA (PN) sponsored ADR	3,400,000	60,792,000
Drogasil SA	4,545,063	37,719,445
Estacio Participacoes SA	1,989,165	22,621,743
Fleury SA	63,400	829,150
Itau Unibanco Banco Multiplo SA sponsored ADR	6,282,600	125,400,696
Klabin SA (PN) (non-vtg.)	193,000	894,746
Kroton Educacional SA unit (a)	1,279,200	15,082,143
LPS Brasil Consultoria de Imoveis SA	55,500	1,021,566

	Shares	Value
Multiplus SA	36,900	$ 648,791
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,117,800	34,148,790
Qualicorp SA	3,366,000	33,309,375
Souza Cruz Industria e Comerico	5,151,200	67,043,434
T4F Entretenimento SA	2,091,900	15,025,953
Telefonica Brasil SA sponsored ADR	2,554,855	71,127,163
Tractebel Energia SA	1,894,800	32,903,063
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	80,000	536,630
TOTAL BRAZIL		557,251,389
British Virgin Islands - 0.3%
Arcos Dorados Holdings, Inc.	1,737,100	37,347,650
Camelot Information Systems, Inc. ADR (a)	1,840,603	4,675,132
Mail.ru Group Ltd. GDR (Reg. S) (a)	1,065,100	35,148,300
TOTAL BRITISH VIRGIN ISLANDS		77,171,082
Canada - 5.0%
Agnico-Eagle Mines Ltd. (Canada)	805,000	30,176,963
Barrick Gold Corp.	800,000	39,459,486
Bonavista Energy Corp. (d)	524,500	11,842,114
Canadian Natural Resources Ltd.	4,441,100	175,916,721
Fairfax Financial Holdings Ltd. (sub. vtg.)	170,000	69,000,249
Goldcorp, Inc.	1,859,800	89,952,929
Ivanhoe Mines Ltd. (a)	3,235,460	52,173,910
Niko Resources Ltd.	2,009,500	98,175,423
Open Text Corp. (a)	1,440,400	73,000,377
Painted Pony Petroleum Ltd. (a)(f)(e)	2,485,600	20,722,629
Painted Pony Petroleum Ltd. Class A (a)(e)	3,643,370	30,375,042
Penn West Petroleum Ltd.	1,087,900	23,705,425
Petrobank Energy & Resources Ltd. (a)	3,832,400	53,353,582
Petrominerales Ltd.	3,121,175	65,147,038
Potash Corp. of Saskatchewan, Inc.	2,589,500	121,321,077
Silver Wheaton Corp.	669,800	23,893,040
Suncor Energy, Inc.	2,661,700	91,682,990
Tourmaline Oil Corp. (a)	1,440,000	34,867,315
Tourmaline Oil Corp. (f)	310,100	7,508,579
Uranium One, Inc. (a)	11,314,400	28,885,429
Valeant Pharmaceuticals International, Inc. (Canada) (a)	700,000	33,898,778
TOTAL CANADA		1,175,059,096
Cayman Islands - 1.4%
Baidu.com, Inc. sponsored ADR (a)	1,375,500	175,403,760
Boer Power Holdings Ltd.	2,939,000	818,573
Haitian International Holdings Ltd.	4,168,000	4,369,407
Hengan International Group Co. Ltd.	9,258,000	82,788,085
HiSoft Technology International Ltd. ADR (a)(d)	1,726,400	19,629,168
Hutchison China Meditech Ltd. (a)	124,800	806,408
Lee & Man Paper Manufacturing Ltd.	1,975,000	807,292
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Mindray Medical International Ltd. sponsored ADR (d)	34,000	$ 1,011,840
Minth Group Ltd.	8,130,000	8,774,456
NVC Lighting Holdings Ltd.	41,380,000	17,021,012
Samson Holding Ltd.	7,284,000	845,311
Sands China Ltd.	4,816,800	16,303,923
SINA Corp. (a)(d)	150,000	10,540,500
SITC International Holdings Co. Ltd.	2,881,000	742,981
Value Partners Group Ltd.	1,111,000	651,823
TOTAL CAYMAN ISLANDS		340,514,539
Chile - 0.0%
Compania Cervecerias Unidas SA sponsored ADR	23,000	1,441,180
Compania Sudamericana de Vapores	3,432,550	691,258
Embotelladora Andina SA sponsored ADR	40,000	1,108,000
Empresa Nacional de Telecomunicaciones SA (ENTEL)	48,876	894,801
Inversiones Aguas Metropolitanas SA	871,222	1,382,312
Isapre CruzBlanca SA (a)	868,719	887,097
Quinenco SA	363,717	1,009,914
Sonda SA	228,248	621,460
TOTAL CHILE		8,036,022
China - 0.1%
China BlueChemical Ltd. (H shares)	938,000	712,397
China Communications Services Corp. Ltd. (H Shares)	2,208,000	985,098
China Oilfield Services Ltd. (H Shares)	494,000	806,427
Weichai Power Co. Ltd. (H Shares)	4,175,000	22,368,234
TOTAL CHINA		24,872,156
Colombia - 0.0%
Ecopetrol SA ADR	18,000	919,260
Curacao - 0.7%
Schlumberger Ltd.	2,332,800	175,356,576
Denmark - 2.9%
Carlsberg A/S Series B	1,029,600	78,188,984
Novo Nordisk A/S Series B	4,235,539	503,303,034
William Demant Holding A/S (a)	1,156,398	95,773,890
TOTAL DENMARK		677,265,908
Finland - 0.1%
Nokian Tyres PLC	439,253	15,690,167
France - 7.3%
Alstom SA	2,259,748	86,127,274
Arkema SA	455,800	36,830,988
Atos Origin SA	365,000	18,341,775
AXA SA	5,053,600	76,707,380
BNP Paribas SA	3,863,736	163,584,174
Bureau Veritas SA	581,400	42,637,990
Danone	2,707,950	167,122,815

	Shares	Value
Dassault Aviation SA (d)	36,265	$ 34,388,785
Essilor International SA	1,604,540	117,524,853
Iliad SA	196,731	23,770,696
JC Decaux SA (a)	990,200	25,106,136
LVMH Moet Hennessy - Louis Vuitton SA	1,578,639	255,206,917
PPR SA	1,892,600	297,793,768
Publicis Groupe SA	1,508,900	75,903,339
Sanofi-aventis	4,139,589	306,897,749
TOTAL FRANCE		1,727,944,639
Germany - 6.7%
adidas AG	1,561,780	112,513,577
Allianz AG	827,462	90,976,366
BASF AG	2,462,736	189,338,348
Bayer AG	2,703,762	189,338,080
Deutsche Boerse AG	961,100	56,568,184
ElringKlinger AG	777,428	23,331,324
Fresenius Medical Care AG & Co. KGaA	2,324,600	166,181,308
Fresenius SE	1,591,300	161,387,168
GFK AG	1,496,500	66,549,804
Kabel Deutschland Holding AG (a)	699,800	36,483,994
Linde AG	1,228,429	194,895,586
SAP AG	3,434,790	207,657,562
Siemens AG sponsored ADR	927,700	87,472,833
TOTAL GERMANY		1,582,694,134
Hong Kong - 1.0%
AIA Group Ltd.	30,269,200	101,089,234
China Insurance International Holdings Co. Ltd. (a)	556,000	1,026,649
China Merchant Holdings International Co. Ltd.	256,000	851,655
China Mobile Ltd. sponsored ADR	1,335,275	68,205,847
China Resources Enterprise Ltd.	3,626,000	12,507,076
Henderson Land Development Co. Ltd.	9,664,155	52,462,645
Hopewell Holdings Ltd.	367,500	959,592
Television Broadcasts Ltd.	184,000	1,071,223
Vitasoy International Holdings Ltd.	960,000	726,630
TOTAL HONG KONG		238,900,551
India - 2.2%
Axis Bank Ltd.	1,472,751	31,975,784
Bajaj Auto Ltd.	793,148	25,650,164
Bharti Airtel Ltd.	8,850,199	65,364,389
CMC Ltd.	50,598	926,583
Container Corp. of India Ltd.	47,276	929,002
Cummins India Ltd.	598,043	5,070,955
Dr. Reddy's Laboratories Ltd.	164,145	5,597,767
HDFC Bank Ltd.	12,995,695	128,434,100
Housing Development Finance Corp. Ltd.	6,539,994	92,172,771
ICRA Ltd.	8,810	168,140
Infrastructure Development Finance Co. Ltd.	11,826,214	31,789,742
Common Stocks - continued
	Shares	Value
India - continued
ITC Ltd.	7,256,399	$ 29,888,772
Jyothy Laboratories Ltd.	196,816	652,078
Lupin Ltd.	513,210	4,923,250
Mahindra & Mahindra Financial Services Ltd.	2,226,876	31,648,038
Max India Ltd. (a)	213,168	700,228
Piramal Healthcare Ltd.	82,278	681,288
Punjab National Bank	47,106	933,713
Rallis India Ltd.	296,274	784,140
Satyam Computer Services Ltd. (a)	586,852	870,530
Shriram Transport Finance Co. Ltd.	2,342,970	27,584,254
State Bank of India	583,815	24,307,644
Tata Power Co. Ltd.	605,964	1,271,527
TOTAL INDIA		512,324,859
Indonesia - 0.0%
Ramayana Lestari Sentosa Tbk PT	9,836,000	809,640
Ireland - 0.6%
Accenture PLC Class A	1,083,200	62,110,688
CRH PLC	2,294,300	45,585,338
Elan Corp. PLC sponsored ADR (a)	2,547,800	34,675,558
TOTAL IRELAND		142,371,584
Isle of Man - 0.0%
3Legs Resources PLC (e)	6,373,700	5,964,190
Italy - 2.0%
ENI SpA	914,500	20,260,904
Fiat Industrial SpA (a)	21,411,192	209,755,717
Prada SpA	7,151,000	34,209,355
Saipem SpA	4,438,007	207,691,853
TOTAL ITALY		471,917,829
Japan - 14.7%
ABC-Mart, Inc.	1,300,200	46,529,524
Aozora Bank Ltd.	15,351,000	42,692,011
Calbee, Inc. (d)	1,256,700	61,326,565
Denso Corp.	1,928,200	57,292,051
Dentsu, Inc.	2,233,900	74,639,162
Don Quijote Co. Ltd.	2,110,000	78,388,037
Fanuc Corp.	849,100	142,686,227
Hitachi Ltd.	48,826,000	271,575,521
Honda Motor Co. Ltd.	8,437,500	291,153,494
Hoya Corp.	1,983,600	42,050,343
Itochu Corp.	13,063,600	142,066,436
Japan Retail Fund Investment Corp.	3,741	5,422,806
Japan Tobacco, Inc.	66,337	326,333,138
JSR Corp.	4,823,700	98,587,494
KDDI Corp.	25,708	162,888,155
Keyence Corp.	661,100	164,689,611
Mitsubishi Corp.	3,128,000	71,357,629
Mitsubishi UFJ Financial Group, Inc.	18,434,600	85,164,063
Mitsui & Co. Ltd.	1,697,300	28,811,573
Nippon Telegraph & Telephone Corp.	1,799,300	90,250,491

	Shares	Value
Nitori Holdings Co. Ltd.	468,050	$ 42,979,798
ORIX Corp.	3,514,330	328,704,880
OSAKA Titanium technologies Co. Ltd. (d)	120,200	5,416,332
Rakuten, Inc.	232,855	234,901,608
Seven & i Holdings Co., Ltd.	4,771,500	134,325,581
SHIMANO, Inc.	1,088,100	53,741,264
SMC Corp.	814,700	141,394,216
SOFTBANK CORP.	3,693,000	102,849,784
Sumitomo Mitsui Financial Group, Inc.	970,800	31,042,390
Toray Industries, Inc.	3,157,000	23,688,889
Unicharm Corp.	270,300	14,201,122
Yahoo! Japan Corp. (d)	268,168	81,896,249
TOTAL JAPAN		3,479,046,444
Kenya - 0.0%
Safaricom Ltd.	23,674,400	902,957
Korea (South) - 2.0%
Amorepacific Corp.	47,406	42,245,964
BS Financial Group, Inc. (a)	113,560	1,289,001
Hyundai Motor Co.	107,925	21,234,017
Korea Plant Service & Engineering Co. Ltd.	23,570	797,372
LG Corp.	26,310	1,648,965
LG Household & Health Care Ltd.	59,158	25,174,405
MegaStudy Co. Ltd.	5,266	505,379
NHN Corp. (a)	472,201	89,121,113
Orion Corp.	136,504	83,122,638
S1 Corp.	20,993	1,065,288
Samsung Electronics Co. Ltd.	217,094	213,950,486
Shinsegae Co. Ltd.	3,881	953,609
TOTAL KOREA (SOUTH)		481,108,237
Luxembourg - 0.2%
Brait SA (a)	322,500	825,040
Millicom International Cellular SA (depositary receipt)	6,700	662,415
Samsonite International SA	26,313,700	41,666,256
TOTAL LUXEMBOURG		43,153,711
Malaysia - 0.0%
Parkson Holdings Bhd	563,574	1,046,915
Mexico - 0.9%
America Movil SAB de CV Series L sponsored ADR	3,033,400	70,405,214
Bolsa Mexicana de Valores SA de CV	561,200	1,047,817
Grupo Televisa SA de CV (CPO) sponsored ADR	1,713,600	33,792,192
Urbi, Desarrollos Urbanos, SA de CV (a)	752,000	1,071,216
Wal-Mart de Mexico SA de CV Series V	32,398,800	100,082,437
TOTAL MEXICO		206,398,876
Netherlands - 2.5%
AEGON NV (a)	27,466,400	133,425,511
Common Stocks - continued
	Shares	Value
Netherlands - continued
ASML Holding NV (Netherlands)	1,654,100	$ 71,102,968
Gemalto NV	1,404,047	75,348,447
ING Groep NV sponsored ADR (a)	19,501,500	177,658,665
Koninklijke KPN NV	5,471,918	59,975,619
NXP Semiconductors NV (a)	1,570,000	33,331,100
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,474,100	49,121,304
TOTAL NETHERLANDS		599,963,614
Norway - 1.2%
DnB NOR ASA	3,724,909	39,297,111
Storebrand ASA (A Shares)	4,980,000	24,613,969
Telenor ASA	13,598,000	221,673,773
TOTAL NORWAY		285,584,853
Papua New Guinea - 0.0%
Oil Search Ltd. ADR	140,611	985,199
Philippines - 0.0%
Banco de Oro Universal Bank	677,000	946,505
Manila Water Co., Inc.	2,331,300	1,141,728
TOTAL PHILIPPINES		2,088,233
Poland - 0.0%
Eurocash SA	98,400	914,547
Kruk SA (a)	53,000	696,100
Warsaw Stock Exchange	52,600	653,679
TOTAL POLAND		2,264,326
Qatar - 0.2%
Commercial Bank of Qatar GDR (Reg. S)	9,940,628	45,208,249
Russia - 0.1%
Sberbank (Savings Bank of the Russian Federation)	9,725,000	28,980,620
Singapore - 0.0%
Ascendas India Trust	1,306,000	794,284
Ezra Holdings Ltd.	944,000	788,011
Global Logistic Properties Ltd. (a)	523,000	827,420
Petra Foods Ltd.	404,000	619,883
TOTAL SINGAPORE		3,029,598
South Africa - 0.8%
AngloGold Ashanti Ltd.	31,400	1,439,230
AngloGold Ashanti Ltd. sponsored ADR	1,750,000	80,150,000
Foschini Ltd.	1,702,800	23,662,948
JSE Ltd.	74,600	729,988
Nampak Ltd.	245,800	710,568
Naspers Ltd. Class N	456,999	22,901,976
Reunert Ltd.	86,700	722,518
Sasol Ltd.	19,600	1,002,617

	Shares	Value
Shoprite Holdings Ltd.	1,914,700	$ 31,843,907
Tiger Brands Ltd.	408,600	13,171,389
TOTAL SOUTH AFRICA		176,335,141
Spain - 2.7%
Banco Bilbao Vizcaya Argentaria SA	4,044,884	35,487,920
Banco Santander SA (Spain) ADR sponsored ADR (d)	11,151,000	87,869,880
Grifols SA ADR (d)	10,762,730	68,343,336
Inditex SA	3,264,772	284,819,574
Prosegur Compania de Seguridad SA (Reg.)	1,822,600	84,079,083
Repsol YPF SA	2,500,369	68,677,510
TOTAL SPAIN		629,277,303
Sri Lanka - 0.0%
John Keells Holdings Ltd.	145,705	216,575
Sweden - 0.5%
H&M Hennes & Mauritz AB (B Shares)	1,292,285	42,309,890
Swedbank AB (A Shares)	4,284,600	61,541,520
Swedish Match Co. AB	366,200	12,754,011
TOTAL SWEDEN		116,605,421
Switzerland - 4.4%
Clariant AG (Reg.) (a)	4,439,277	53,932,211
Kuehne & Nagel International AG	756,030	95,053,161
Nestle SA	6,034,542	345,908,275
Noble Corp.	996,500	34,718,060
Roche Holding AG (participation certificate)	533,024	90,241,933
Schindler Holding AG (Reg.)	1,134,136	132,115,598
UBS AG (a)	14,390,281	196,382,882
Zurich Financial Services AG	410,659	98,620,635
TOTAL SWITZERLAND		1,046,972,755
Taiwan - 0.9%
Chroma ATE, Inc.	295,200	675,284
CTCI Corp.	544,000	764,670
Delta Electronics, Inc.	414,000	1,070,147
Giant Manufacturing Co. Ltd.	195,000	823,619
HIWIN Technologies Corp.	1,440,000	13,307,653
Motech Industries, Inc.	461,000	1,000,041
Pacific Hospital Supply Co. Ltd.	358,064	1,052,596
Powertech Technology, Inc.	434,600	1,086,684
SIMPLO Technology Co. Ltd.	89,200	626,917
St. Shine Optical Co. Ltd.	91,000	962,426
Ta Chong Bank (a)	3,076,000	787,838
Taiwan Hon Chuan Enterprise Co. Ltd.	367,000	806,048
Taiwan Semiconductor Manufacturing Co. Ltd.	612,000	1,623,144
Common Stocks - continued
	Shares	Value
Taiwan - continued
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	12,608,100	$ 177,522,048
Unified-President Enterprises Corp.	7,865,200	11,613,760
TOTAL TAIWAN		213,722,875
Thailand - 0.0%
Banpu PCL (For. Reg.)	37,500	713,940
Turkey - 0.0%
Anadolu Efes Biracilik ve Malt Sanayii A/S	76,000	1,062,862
Enka Insaat ve Sanayi A/S	278,000	761,922
TOTAL TURKEY		1,824,784
United Kingdom - 17.1%
Aegis Group PLC	11,044,900	27,467,871
Aggreko PLC	450,000	14,857,740
Anglo American PLC (United Kingdom)	3,427,600	141,745,792
Barclays PLC	19,000,000	63,716,193
BG Group PLC	11,701,879	262,800,797
British American Tobacco PLC:
(United Kingdom)	85,000	3,914,593
sponsored ADR	1,797,900	165,784,359
Burberry Group PLC	4,456,500	94,254,618
Capita Group PLC	7,185,000	69,639,894
Carphone Warehouse Group PLC	10,099,345	26,421,502
Compass Group PLC	150,000	1,392,396
Filtrona PLC	2,532,908	15,129,161
GlaxoSmithKline PLC	18,595,500	413,686,635
Hikma Pharmaceuticals PLC	2,070,284	23,426,671
HSBC Holdings PLC sponsored ADR	6,885,600	288,024,648
Imperial Tobacco Group PLC	3,022,199	108,119,773
Inchcape PLC	17,114,619	91,922,755
ITV PLC	50,623,000	59,756,604
Meggitt PLC	6,005,400	34,356,173
Misys PLC	11,276,810	57,422,148
National Grid PLC	1,233,000	12,279,482
Next PLC	3,224,800	133,105,038
Ocado Group PLC (a)(d)	9,816,418	13,474,958
Pearson PLC	7,095,800	131,404,558
Pz Cussons PLC Class L (d)	2,048,500	9,853,187
QinetiQ Group PLC	2,585,147	5,263,856
Reckitt Benckiser Group PLC	2,227,300	118,505,189
Rolls-Royce Group PLC	18,758,100	217,434,140
Royal Dutch Shell PLC:
Class A sponsored ADR	4,059,300	289,671,648
Class B sponsored ADR	9,023,037	661,749,529

	Shares	Value
Standard Chartered PLC (United Kingdom)	2,388,882	$ 57,753,229
SuperGroup PLC (a)(d)	1,516,200	15,531,953
Vodafone Group PLC sponsored ADR	14,974,100	405,648,369
TOTAL UNITED KINGDOM		4,035,515,459
United States of America - 5.3%
Anadarko Petroleum Corp.	10,800	871,776
Apple, Inc. (a)	567,100	258,869,808
CF Industries Holdings, Inc.	398,700	70,721,406
Citigroup, Inc.	5,105,150	156,830,208
Cognizant Technology Solutions Corp. Class A (a)	658,900	47,276,075
Dolby Laboratories, Inc. Class A (a)	662,330	24,088,942
Facebook, Inc. Class B (g)	1,288,142	32,203,550
Intuit, Inc.	321,900	18,168,036
JPMorgan Chase & Co.	1,585,300	59,131,690
Motorola Solutions, Inc.	500,000	23,205,000
Newmont Mining Corp.	1,000,000	61,480,000
Noble Energy, Inc.	782,728	78,797,228
Polycom, Inc. (a)	2,900,000	57,855,000
PriceSmart, Inc.	43,700	2,912,605
SanDisk Corp. (a)	2,288,100	104,978,028
Schweitzer-Mauduit International, Inc. (e)	1,380,255	95,969,130
The Mosaic Co.	1,132,300	63,374,831
Unisys Corp. (a)	1,537,730	32,246,198
Wells Fargo & Co.	1,967,800	57,479,438
TOTAL UNITED STATES OF AMERICA		1,246,458,949
TOTAL COMMON STOCKS (Cost $20,204,647,781)		22,578,622,910
Nonconvertible Preferred Stocks - 1.4%

Germany - 1.4%
ProSiebenSat.1 Media AG	3,507,000	82,290,433
Volkswagen AG	1,430,326	253,212,089
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $196,881,920)		335,502,522
Investment Companies - 0.1%

Bailiwick of Guernsey - 0.1%
Ashmore Global Opportunities Ltd. (United Kingdom) (Cost $9,748,350)	767,088	7,776,447
Master Notes - 0.0%
	Principal Amount	Value
Canada - 0.0%
OZ Optics Ltd. 5% 11/5/14 (g) (Cost $275,840)	$ 270,994	$ 270,994
Money Market Funds - 3.9%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	465,221,471	465,221,471
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	460,003,126	460,003,126
TOTAL MONEY MARKET FUNDS (Cost $925,224,597)		925,224,597
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $21,336,778,488)	23,847,397,470
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(208,802,634)
NET ASSETS - 100%	$ 23,638,594,836
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,231,208 or 0.1% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,474,544 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11	$ 32,203,550
OZ Optics Ltd. 5% 11/5/14	11/5/10	$ 277,840
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 151,278
Fidelity Securities Lending Cash Central Fund	1,124,545
Total	$ 1,275,823
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
3Legs Resources PLC	$ 13,837,749	$ -	$ -	$ -	$ 5,964,190
Painted Pony Petroleum Ltd.	30,395,209	-	-	-	20,722,629
Painted Pony Petroleum Ltd. Class A	44,553,022	-	-	-	30,375,042
Schweitzer-Mauduit International, Inc.	113,092,492	-	15,636,380	241,238	95,969,130
Total	$ 201,878,472	$ -	$ 15,636,380	$ 241,238	$ 153,030,991
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 4,035,515,459	$ 3,410,513,998	$ 625,001,461	$ -
Japan	3,479,046,444	2,709,860,485	769,185,959	-
Germany	1,918,196,656	1,544,357,786	373,838,870	-
France	1,727,944,639	1,421,046,890	306,897,749	-
United States of America	1,246,458,949	1,214,255,399	-	32,203,550
Canada	1,175,059,096	1,175,059,096	-	-
Switzerland	1,046,972,755	850,589,873	196,382,882	-
Australia	968,262,963	968,262,963	-	-
Denmark	677,265,908	173,962,874	503,303,034	-
Other	6,639,402,563	5,738,137,885	901,264,678	-
Investment Companies	7,776,447	7,776,447	-	-
Master Notes	270,994	-	-	270,994
Money Market Funds	925,224,597	925,224,597	-	-
Total Investments in Securities:	$ 23,847,397,470	$ 20,139,048,293	$ 3,675,874,633	$ 32,474,544
Transfers from Level 2 to Level 1 during the period were $4,585,942,216
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 32,474,544
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	418
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	(418)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 32,474,544
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ 418

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $21,458,816,011. Net unrealized appreciation aggregated $2,388,581,459, of which $4,022,799,970 related to appreciated investment securities and $1,634,218,511 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For master notes, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Emerging Europe, Middle East,
Africa (EMEA) Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2012

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Emerging Europe, Middle East,
Africa (EMEA) Fund

1.861996.103

AEME-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
Bailiwick of Jersey - 0.7%
Randgold Resources Ltd.	8,500	$ 967,972
Canada - 0.4%
Africa Oil Corp. (a)	100,000	169,534
Silver Wheaton Corp.	13,000	463,735
TOTAL CANADA		633,269
Czech Republic - 0.5%
Philip Morris CR A/S	1,070	646,292
Kenya - 1.6%
British American Tobacco Kenya Ltd.	185,900	576,091
East African Breweries Ltd.	379,106	750,079
Safaricom Ltd.	17,803,616	679,041
Uchumi Supermarket Ltd. (a)	2,300,000	208,343
TOTAL KENYA		2,213,554
Luxembourg - 0.2%
MHP SA GDR (Reg. S) (a)	25,000	331,250
Morocco - 1.2%
Maroc Telecom SA	100,900	1,658,890
Nigeria - 1.3%
Guaranty Trust Bank PLC	3,807,451	330,538
Nigerian Breweries PLC	881,779	505,867
Skye Bank PLC	20,371,010	441,172
Zenith Bank PLC	7,356,200	568,320
TOTAL NIGERIA		1,845,897
Poland - 3.1%
Bank Polska Kasa Opieki SA	36,400	1,777,838
Eurocash SA	123,100	1,144,114
Polska Grupa Energetyczna SA	228,100	1,448,445
TOTAL POLAND		4,370,397
Qatar - 0.8%
Qatar National Bank SAQ	11,251	411,256
Qatar Telecom (Qtel) Q.S.C.	6,600	264,631
Vodafone Qatar QSC (a)	244,891	490,952
TOTAL QATAR		1,166,839
Russia - 31.4%
Bank St. Petersburg OJSC (a)	70,000	218,532
Gazprom OAO	2,122,100	12,884,426
Lukoil Oil Co. sponsored ADR (United Kingdom)	149,895	8,776,352
Common Stocks - continued
	Shares	Value
Russia - continued
NOVATEK OAO	39,500	$ 510,526
NOVATEK OAO GDR	27,000	3,636,900
Novolipetsk Steel OJSC GDR (Reg. S)	30,600	753,984
OGK-4 OJSC (a)	4,000,000	336,010
Rosneft Oil Co. OJSC	127,800	949,710
Rosneft Oil Co. OJSC GDR (Reg. S)	271,400	2,000,218
Sberbank (Savings Bank of the Russian Federation)	3,062,700	9,126,884
Sistema JSFC sponsored GDR	26,300	510,220
TNK-BP Holding (a)	847,900	2,440,588
Uralkali JSC	289,300	2,064,997
TOTAL RUSSIA		44,209,347
South Africa - 46.8%
African Rainbow Minerals Ltd.	68,500	1,615,022
AngloGold Ashanti Ltd.	84,000	3,850,168
Aveng Ltd.	218,700	972,678
Cashbuild Ltd.	71,500	1,074,174
Clicks Group Ltd.	683,214	3,469,467
DRDGOLD Ltd.	924,814	617,780
Exxaro Resources Ltd.	82,500	2,036,593
FirstRand Ltd.	1,882,500	5,429,964
Harmony Gold Mining Co. Ltd.	388,800	4,721,488
Life Healthcare Group Holdings Ltd.	389,100	1,055,146
Mr Price Group Ltd.	125,400	1,383,477
MTN Group Ltd.	626,050	10,666,666
Nampak Ltd.	474,000	1,370,258
Naspers Ltd. Class N	28,600	1,433,256
Northam Platinum Ltd.	136,600	588,838
Pioneer Foods Ltd.	231,800	1,808,667
Raubex Group Ltd.	729,000	1,230,883
RMB Holdings Ltd.	258,400	962,166
Sanlam Ltd.	438,000	1,690,864
Sasol Ltd.	90,100	4,608,968
Shoprite Holdings Ltd.	205,200	3,412,738
Spur Corp. Ltd.	162,800	321,735
Standard Bank Group Ltd.	503,163	6,896,946
Vodacom Group (Pty) Ltd.	390,600	4,813,926
TOTAL SOUTH AFRICA		66,031,868
Turkey - 5.0%
Aygaz A/S	178,000	901,570
Koc Holding A/S	135,000	525,747
Common Stocks - continued
	Shares	Value
Turkey - continued
Tupras-Turkiye Petrol Rafinerileri A/S	28,000	$ 638,190
Turk Telekomunikasyon A/S	351,000	1,568,428
Turkiye Garanti Bankasi A/S	948,000	3,425,156
TOTAL TURKEY		7,059,091
United Arab Emirates - 2.1%
Dubai Financial Market PJSC (a)	4,758,417	1,049,336
Emirates NBD Bank PJSC (a)	196,999	161,435
First Gulf Bank PJSC	384,698	1,796,186
TOTAL UNITED ARAB EMIRATES		3,006,957
United Kingdom - 0.5%
Ophir Energy PLC	59,300	275,043
Tullow Oil PLC	18,100	396,506
TOTAL UNITED KINGDOM		671,549
Zambia - 0.4%
Zambeef Products PLC	984,233	565,983
TOTAL COMMON STOCKS (Cost $126,641,026)		135,379,155
Nonconvertible Preferred Stocks - 2.3%

Russia - 2.3%
Surgutneftegaz JSC (Cost $2,639,747)	5,173,700	3,197,907
Nonconvertible Bonds - 0.3%
		Principal Amount (c)
Multi-National - 0.3%
International Bank for Reconstruction & Development 8.2% 12/12/12 (Cost $511,410)	NGN	80,000,000	469,128
Government Obligations - 0.4%

Ghana - 0.4%
Ghana Republic 14.99% 3/11/13 (Cost $672,328)	GHS	950,000	574,720
Money Market Funds - 1.2%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b) (Cost $1,662,080)	1,662,080	$ 1,662,080
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $132,126,591)		141,282,990
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(314,757)
NET ASSETS - 100%		$ 140,968,233
Currency Abbreviations
GHS	-	Ghana Cedi
NGN	-	Nigerian naira
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Principal amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 248
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
South Africa	$ 66,031,868	$ 52,233,464	$ 13,798,404	$ -
Russia	47,407,254	47,407,254	-	-
Turkey	7,059,091	7,059,091	-	-
Poland	4,370,397	4,370,397	-	-
United Arab Emirates	3,006,957	3,006,957	-	-
Kenya	2,213,554	2,213,554	-	-
Nigeria	1,845,897	1,845,897	-	-
Morocco	1,658,890	1,658,890	-	-
Qatar	1,166,839	1,166,839	-	-
Other	3,816,315	2,848,343	967,972	-
Corporate Bonds	469,128	-	-	469,128
Government Obligations	574,720	-	574,720	-
Money Market Funds	1,662,080	1,662,080	-	-
Total Investments in Securities:	$ 141,282,990	$ 125,472,766	$ 15,341,096	$ 469,128
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(7,915)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	(194)
Transfers in to Level 3	477,237
Transfers out of Level 3	-
Ending Balance	$ 469,128
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ (7,915)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $132,881,435. Net unrealized appreciation aggregated $8,401,555, of which $20,337,027 related to appreciated investment securities and $11,935,472 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and foreign government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Europe,
Middle East, Africa (EMEA) Fund

January 31, 2012

1.861978.103

EME-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
Bailiwick of Jersey - 0.7%
Randgold Resources Ltd.	8,500	$ 967,972
Canada - 0.4%
Africa Oil Corp. (a)	100,000	169,534
Silver Wheaton Corp.	13,000	463,735
TOTAL CANADA		633,269
Czech Republic - 0.5%
Philip Morris CR A/S	1,070	646,292
Kenya - 1.6%
British American Tobacco Kenya Ltd.	185,900	576,091
East African Breweries Ltd.	379,106	750,079
Safaricom Ltd.	17,803,616	679,041
Uchumi Supermarket Ltd. (a)	2,300,000	208,343
TOTAL KENYA		2,213,554
Luxembourg - 0.2%
MHP SA GDR (Reg. S) (a)	25,000	331,250
Morocco - 1.2%
Maroc Telecom SA	100,900	1,658,890
Nigeria - 1.3%
Guaranty Trust Bank PLC	3,807,451	330,538
Nigerian Breweries PLC	881,779	505,867
Skye Bank PLC	20,371,010	441,172
Zenith Bank PLC	7,356,200	568,320
TOTAL NIGERIA		1,845,897
Poland - 3.1%
Bank Polska Kasa Opieki SA	36,400	1,777,838
Eurocash SA	123,100	1,144,114
Polska Grupa Energetyczna SA	228,100	1,448,445
TOTAL POLAND		4,370,397
Qatar - 0.8%
Qatar National Bank SAQ	11,251	411,256
Qatar Telecom (Qtel) Q.S.C.	6,600	264,631
Vodafone Qatar QSC (a)	244,891	490,952
TOTAL QATAR		1,166,839
Russia - 31.4%
Bank St. Petersburg OJSC (a)	70,000	218,532
Gazprom OAO	2,122,100	12,884,426
Lukoil Oil Co. sponsored ADR (United Kingdom)	149,895	8,776,352
Common Stocks - continued
	Shares	Value
Russia - continued
NOVATEK OAO	39,500	$ 510,526
NOVATEK OAO GDR	27,000	3,636,900
Novolipetsk Steel OJSC GDR (Reg. S)	30,600	753,984
OGK-4 OJSC (a)	4,000,000	336,010
Rosneft Oil Co. OJSC	127,800	949,710
Rosneft Oil Co. OJSC GDR (Reg. S)	271,400	2,000,218
Sberbank (Savings Bank of the Russian Federation)	3,062,700	9,126,884
Sistema JSFC sponsored GDR	26,300	510,220
TNK-BP Holding (a)	847,900	2,440,588
Uralkali JSC	289,300	2,064,997
TOTAL RUSSIA		44,209,347
South Africa - 46.8%
African Rainbow Minerals Ltd.	68,500	1,615,022
AngloGold Ashanti Ltd.	84,000	3,850,168
Aveng Ltd.	218,700	972,678
Cashbuild Ltd.	71,500	1,074,174
Clicks Group Ltd.	683,214	3,469,467
DRDGOLD Ltd.	924,814	617,780
Exxaro Resources Ltd.	82,500	2,036,593
FirstRand Ltd.	1,882,500	5,429,964
Harmony Gold Mining Co. Ltd.	388,800	4,721,488
Life Healthcare Group Holdings Ltd.	389,100	1,055,146
Mr Price Group Ltd.	125,400	1,383,477
MTN Group Ltd.	626,050	10,666,666
Nampak Ltd.	474,000	1,370,258
Naspers Ltd. Class N	28,600	1,433,256
Northam Platinum Ltd.	136,600	588,838
Pioneer Foods Ltd.	231,800	1,808,667
Raubex Group Ltd.	729,000	1,230,883
RMB Holdings Ltd.	258,400	962,166
Sanlam Ltd.	438,000	1,690,864
Sasol Ltd.	90,100	4,608,968
Shoprite Holdings Ltd.	205,200	3,412,738
Spur Corp. Ltd.	162,800	321,735
Standard Bank Group Ltd.	503,163	6,896,946
Vodacom Group (Pty) Ltd.	390,600	4,813,926
TOTAL SOUTH AFRICA		66,031,868
Turkey - 5.0%
Aygaz A/S	178,000	901,570
Koc Holding A/S	135,000	525,747
Common Stocks - continued
	Shares	Value
Turkey - continued
Tupras-Turkiye Petrol Rafinerileri A/S	28,000	$ 638,190
Turk Telekomunikasyon A/S	351,000	1,568,428
Turkiye Garanti Bankasi A/S	948,000	3,425,156
TOTAL TURKEY		7,059,091
United Arab Emirates - 2.1%
Dubai Financial Market PJSC (a)	4,758,417	1,049,336
Emirates NBD Bank PJSC (a)	196,999	161,435
First Gulf Bank PJSC	384,698	1,796,186
TOTAL UNITED ARAB EMIRATES		3,006,957
United Kingdom - 0.5%
Ophir Energy PLC	59,300	275,043
Tullow Oil PLC	18,100	396,506
TOTAL UNITED KINGDOM		671,549
Zambia - 0.4%
Zambeef Products PLC	984,233	565,983
TOTAL COMMON STOCKS (Cost $126,641,026)		135,379,155
Nonconvertible Preferred Stocks - 2.3%

Russia - 2.3%
Surgutneftegaz JSC (Cost $2,639,747)	5,173,700	3,197,907
Nonconvertible Bonds - 0.3%
		Principal Amount (c)
Multi-National - 0.3%
International Bank for Reconstruction & Development 8.2% 12/12/12 (Cost $511,410)	NGN	80,000,000	469,128
Government Obligations - 0.4%

Ghana - 0.4%
Ghana Republic 14.99% 3/11/13 (Cost $672,328)	GHS	950,000	574,720
Money Market Funds - 1.2%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b) (Cost $1,662,080)	1,662,080	$ 1,662,080
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $132,126,591)		141,282,990
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(314,757)
NET ASSETS - 100%		$ 140,968,233
Currency Abbreviations
GHS	-	Ghana Cedi
NGN	-	Nigerian naira
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Principal amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 248
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
South Africa	$ 66,031,868	$ 52,233,464	$ 13,798,404	$ -
Russia	47,407,254	47,407,254	-	-
Turkey	7,059,091	7,059,091	-	-
Poland	4,370,397	4,370,397	-	-
United Arab Emirates	3,006,957	3,006,957	-	-
Kenya	2,213,554	2,213,554	-	-
Nigeria	1,845,897	1,845,897	-	-
Morocco	1,658,890	1,658,890	-	-
Qatar	1,166,839	1,166,839	-	-
Other	3,816,315	2,848,343	967,972	-
Corporate Bonds	469,128	-	-	469,128
Government Obligations	574,720	-	574,720	-
Money Market Funds	1,662,080	1,662,080	-	-
Total Investments in Securities:	$ 141,282,990	$ 125,472,766	$ 15,341,096	$ 469,128
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(7,915)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	(194)
Transfers in to Level 3	477,237
Transfers out of Level 3	-
Ending Balance	$ 469,128
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ (7,915)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $132,881,435. Net unrealized appreciation aggregated $8,401,555, of which $20,337,027 related to appreciated investment securities and $11,935,472 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and foreign government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Markets Fund

January 31, 2012

1.813065.107

EMF-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Argentina - 0.1%
Telecom Argentina SA Class B sponsored ADR	157,679	$ 3,303,375
Austria - 0.2%
Erste Bank AG	156,900	3,445,599
Raiffeisen International Bank-Holding AG	110,000	3,740,737
TOTAL AUSTRIA		7,186,336
Bailiwick of Jersey - 0.6%
Randgold Resources Ltd. sponsored ADR	179,500	20,536,595
Bermuda - 2.8%
African Minerals Ltd. (a)	1,006,500	7,970,876
Aquarius Platinum Ltd. (Australia)	4,736,431	13,324,717
Beijing Enterprises Water Group Ltd. (a)	38,376,000	10,540,070
Cheung Kong Infrastructure Holdings Ltd.	2,925,000	16,651,784
CNPC (Hong Kong) Ltd.	5,382,000	8,494,334
Cosco Pacific Ltd.	5,094,000	7,080,793
Credicorp Ltd. (NY Shares)	156,100	17,742,326
NWS Holdings Ltd.	8,221,679	13,315,404
TOTAL BERMUDA		95,120,304
Brazil - 16.1%
Banco Bradesco SA (PN) sponsored ADR (d)	3,647,450	65,216,406
Banco do Estado do Rio Grande do Sul SA	2,204,000	25,380,311
BR Malls Participacoes SA	1,905,600	20,798,874
Cetip SA	403,300	6,220,773
Cia.Hering SA	115,400	2,774,038
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	851,400	28,428,729
Companhia de Saneamento de Minas Gerais	586,600	12,989,671
Eletropaulo Metropolitana SA (PN-B)	1,030,100	21,348,398
Gerdau SA sponsored ADR	1,774,300	16,855,850
Hypermarcas SA	2,126,300	12,924,282
Itau Unibanco Banco Multiplo SA sponsored ADR	1,333,300	26,612,668
Klabin SA (PN) (non-vtg.)	3,751,900	17,393,767
Multiplan Empreendimentos Imobiliarios SA	362,000	8,287,546
Multiplus SA	822,400	14,459,780
OGX Petroleo e Gas Participacoes SA (a)	3,754,400	35,562,798
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	946,300	13,307,344
(PN) sponsored ADR (d)	3,120,039	87,142,689
Qualicorp SA	873,400	8,643,021
Tegma Gestao Logistica SA	922,000	13,973,535
TIM Participacoes SA sponsored ADR (d)	664,133	19,160,237

	Shares	Value
Ultrapar Participacoes SA	1,210,300	$ 24,487,240
Vale SA (PN-A) sponsored ADR	2,751,398	66,611,346
TOTAL BRAZIL		548,579,303
British Virgin Islands - 0.5%
Mail.ru Group Ltd.:
GDR (a)(e)	442,500	14,602,500
GDR (Reg. S) (a)	40,000	1,320,000
TOTAL BRITISH VIRGIN ISLANDS		15,922,500
Canada - 0.9%
Eldorado Gold Corp.	711,411	10,776,697
First Quantum Minerals Ltd.	892,200	19,538,980
TOTAL CANADA		30,315,677
Cayman Islands - 2.7%
Baidu.com, Inc. sponsored ADR (a)	140,493	17,915,667
Changyou.com Ltd. (A Shares) ADR (a)	35,100	903,474
China Liansu Group Holdings Ltd.	3,331,000	1,769,604
China Shanshui Cement Group Ltd.	24,113,000	17,722,717
Country Garden Holdings Co. Ltd.	36,851,000	15,823,324
Eurasia Drilling Co. Ltd. GDR (Reg. S)	512,864	13,488,323
EVA Precision Industrial Holdings Ltd.	3,216,000	576,415
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	293,100	6,981,642
Shenguan Holdings Group Ltd.	5,784,000	3,289,055
Shenzhou International Group Holdings Ltd.	6,235,000	8,891,925
Uni-President China Holdings Ltd.	7,774,000	4,581,049
TOTAL CAYMAN ISLANDS		91,943,195
Chile - 0.6%
CFR Pharmaceuticals SA	53,035,337	12,890,952
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	145,800	8,564,292
TOTAL CHILE		21,455,244
China - 9.4%
Angang Steel Co. Ltd. (H Shares)	12,138,000	8,733,444
Bank of China Ltd. (H Shares)	79,947,000	34,328,166
China BlueChemical Ltd. (H shares)	11,980,000	9,098,636
China CITIC Bank Corp. Ltd. (H Shares)	41,644,000	26,580,420
China Communications Construction Co. Ltd. (H Shares)	24,436,000	22,717,973
China Communications Services Corp. Ltd. (H Shares)	30,366,000	13,547,772
China Construction Bank Corp. (H Shares)	79,395,000	63,575,378
China Minsheng Banking Corp. Ltd. (H Shares)	30,352,500	28,061,948
China Petroleum & Chemical Corp.:
(H Shares)	17,894,000	21,591,106
sponsored ADR (H Shares) (d)	203,200	24,414,480
China Ship Container Lines Co. Ltd. (H Shares) (a)	23,556,000	5,224,373
Common Stocks - continued
	Shares	Value
China - continued
China Southern Airlines Ltd. (H Shares) (a)	26,264,000	$ 13,546,436
Great Wall Motor Co. Ltd. (H Shares)	12,517,500	21,467,103
Huadian Power International Corp. Ltd. (H shares) (a)	28,658,000	6,614,593
Maanshan Iron & Steel Ltd. (H Shares)	18,994,000	6,563,801
Yantai Changyu Pioneer Wine Co. (B Shares)	1,485,046	15,579,555
TOTAL CHINA		321,645,184
Colombia - 0.6%
Almacenes Exito SA	569,668	7,741,592
Ecopetrol SA ADR	234,500	11,975,915
TOTAL COLOMBIA		19,717,507
Czech Republic - 1.3%
Ceske Energeticke Zavody A/S	582,795	23,527,823
Philip Morris CR A/S	16,455	9,939,005
Telefonica Czech Republic A/S	598,650	11,929,424
TOTAL CZECH REPUBLIC		45,396,252
Egypt - 0.1%
Commercial International Bank Ltd. sponsored GDR	1,020,861	4,022,192
Georgia - 0.2%
Bank of Georgia GDR (Reg. S)	480,001	6,696,014
Hong Kong - 4.8%
China Mobile Ltd.	5,782,000	59,091,288
China Power International Development Ltd.	84,580,000	21,485,136
China Unicom Ltd.	5,656,000	10,410,069
CNOOC Ltd.	21,631,000	44,066,983
Dah Chong Hong Holdings Ltd.	21,000	26,672
Guangdong Investment Ltd.	20,668,000	11,966,000
Lenovo Group Ltd.	19,664,000	15,745,906
Sinotruk Hong Kong Ltd.	4,404,500	2,487,568
TOTAL HONG KONG		165,279,622
Hungary - 0.6%
Magyar Telekom PLC	8,096,001	19,251,347
India - 5.5%
Bank of Baroda	1,465,139	22,812,571
Bharat Petroleum Corp. Ltd.	465,524	5,379,169
Cairn India Ltd. (a)	480,973	3,295,367
Canara Bank	394,047	3,741,119
Hero Motocorp Ltd.	142,862	5,373,735
Hindustan Unilever Ltd.	2,085,902	15,963,901
Housing Development and Infrastructure Ltd. (a)	2,168,869	3,484,470
Housing Development Finance Corp. Ltd.	2,701,701	38,076,987
ITC Ltd.	3,000	12,357
Punjab National Bank	72,576	1,438,567
Tata Consultancy Services Ltd.	987,625	22,586,823

	Shares	Value
Tata Motors Ltd.	4,074,392	$ 20,057,216
Tata Steel Ltd.	2,508,681	22,839,814
Ultratech Cemco Ltd.	720,437	17,674,459
United Phosphorous Ltd.	2,063,197	6,150,215
TOTAL INDIA		188,886,770
Indonesia - 5.5%
PT Astra International Tbk	4,067,500	35,698,176
PT Bank Mandiri (Persero) Tbk	17,507,500	13,047,893
PT Bank Rakyat Indonesia Tbk	42,238,500	32,184,037
PT Bank Tabungan Negara Tbk	177,500	23,693
PT Bumi Serpong Damai Tbk	79,655,400	9,303,492
PT Ciputra Development Tbk	98,853,500	6,267,702
PT Gadjah Tunggal Tbk	18,599,500	5,999,855
PT Global Mediacom Tbk	4,221,000	521,170
PT Gudang Garam Tbk	3,026,500	19,189,206
PT Indocement Tunggal Prakarsa Tbk	8,437,500	15,908,343
PT Indosat Tbk	28,416,700	17,227,077
PT Mitra Adiperkasa Tbk	1,589,500	1,007,806
PT Semen Gresik (Persero) Tbk	3,919,000	4,926,009
PT Summarecon Agung Tbk	33,004,500	4,405,507
PT Tower Bersama Infrastructure Tbk	47,507,500	12,682,792
PT United Tractors Tbk	2,155,000	6,795,819
PT XL Axiata Tbk	6,125,000	3,048,882
TOTAL INDONESIA		188,237,459
Korea (South) - 17.7%
BS Financial Group, Inc. (a)	1,650,700	18,736,832
Cheil Worldwide, Inc.	91,950	1,424,357
CJ CheilJedang Corp.	54,581	14,966,148
CJ Corp.	1,587	109,496
Daelim Industrial Co.	153,488	14,757,610
Dongbu Insurance Co. Ltd.	234,730	10,030,618
Hana Financial Group, Inc.	747,390	25,550,320
Hotel Shilla Co.	413,460	16,269,478
Hyundai Department Store Co. Ltd.	148,202	24,144,765
Hyundai Fire & Marine Insurance Co. Ltd.	561,430	16,494,053
Hyundai Heavy Industries Co. Ltd.	83,447	23,141,239
Hyundai Hysco Co. Ltd.	176,410	6,187,814
Hyundai Motor Co.	339,071	66,711,508
Industrial Bank of Korea	1,569,560	17,676,093
Kia Motors Corp.	516,026	31,009,388
KT&G Corp.	259,289	18,143,642
LG Chemical Ltd.	60,067	19,999,787
LIG Non-Life Insurance Co. Ltd.	409,010	8,830,057
Lotte Samkang Co. Ltd.	2,232	785,884
Nong Shim Co. Ltd.	69,723	14,679,966
Orion Corp.	24,340	14,821,580
Paradise Co. Ltd.	674,746	5,646,587
Samsung Electronics Co. Ltd.	139,716	137,692,914
Samsung Heavy Industries Ltd.	530,400	16,857,360
Shinhan Financial Group Co. Ltd.	867,600	34,564,511
SK Chemicals Co. Ltd.	260,359	14,973,487
Common Stocks - continued
	Shares	Value
Korea (South) - continued
SK Energy Co. Ltd.	158,534	$ 23,993,255
SK Telecom Co. Ltd.	27,376	3,472,701
Sung Kwang Bend Co. Ltd.	177,834	3,372,192
TK Corp. (a)	8,557	188,926
TOTAL KOREA (SOUTH)		605,232,568
Malaysia - 1.2%
Axiata Group Bhd	12,295,000	18,878,070
Genting Bhd	4,227,400	15,455,758
IJM Plantation Bhd	4,724,600	5,126,148
TOTAL MALAYSIA		39,459,976
Mexico - 0.9%
Cemex SA de CV sponsored ADR (d)	2,646,322	18,021,453
Grupo Modelo SAB de CV Series C	7,900	48,959
Urbi, Desarrollos Urbanos, SA de CV (a)	8,666,470	12,345,295
TOTAL MEXICO		30,415,707
Nigeria - 0.4%
Guaranty Trust Bank PLC GDR (Reg. S)	3,142,642	14,770,417
Panama - 0.5%
Copa Holdings SA Class A	251,300	17,123,582
Philippines - 0.5%
Globe Telecom, Inc.	599,450	16,286,363
Poland - 0.1%
Warsaw Stock Exchange	142,300	1,768,414
Qatar - 0.3%
Commercial Bank of Qatar GDR (Reg. S)	1,842,504	8,379,388
Russia - 6.7%
Cherkizovo Group OJSC GDR (a)	610,716	7,600,552
Gazprom OAO sponsored ADR	3,691,578	44,483,515
Lukoil Oil Co. sponsored ADR	700,407	40,861,744
Mobile TeleSystems OJSC sponsored ADR	1,415,300	23,720,428
NOVATEK OAO GDR	250,258	33,709,753
Rosneft Oil Co. OJSC GDR (Reg. S)	4,339,800	31,984,326
Sberbank (Savings Bank of the Russian Federation)	15,892,200	47,358,951
TOTAL RUSSIA		229,719,269
Singapore - 0.2%
First Resources Ltd.	4,060,000	5,293,477
South Africa - 3.8%
African Bank Investments Ltd.	4,602,862	21,489,992
Barloworld Ltd.	963,900	10,794,526
Foschini Ltd.	1,183,921	16,452,349
Imperial Holdings Ltd.	1,265,470	22,438,468
Life Healthcare Group Holdings Ltd.	5,767,700	15,640,620
Mr Price Group Ltd.	1,065,301	11,752,950
Murray & Roberts Holdings Ltd. (a)	960,883	3,293,978

	Shares	Value
Sasol Ltd.	216,800	$ 11,090,170
Sasol Ltd. sponsored ADR	331,271	17,007,453
TOTAL SOUTH AFRICA		129,960,506
Switzerland - 0.1%
Compagnie Financiere Richemont SA unit	297,100	1,685,054
Taiwan - 7.1%
Advanced Semiconductor Engineering, Inc.	3,461,000	3,638,532
Advanced Semiconductor Engineering, Inc. sponsored ADR	2,010,100	10,593,227
Chinatrust Financial Holding Co. Ltd.	26,384,000	17,027,687
Chroma ATE, Inc.	24,786	56,699
E.Sun Financial Holdings Co. Ltd.	25,402,000	11,930,657
Formosa Chemicals & Fibre Corp.	10,000	28,721
Formosa Plastics Corp.	7,582,000	22,083,744
Hon Hai Precision Industry Co. Ltd. (Foxconn)	15,567,000	50,127,896
HTC Corp.	580,305	9,519,786
Leofoo Development Co. Ltd. (a)	469,568	294,323
Taiwan Cement Corp.	16,847,599	21,006,129
Taiwan Mobile Co. Ltd.	984,000	2,975,773
Taiwan Semiconductor Manufacturing Co. Ltd.	24,425,447	64,781,066
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	882,800	12,429,824
Wistron Corp.	10,285,000	15,430,106
TOTAL TAIWAN		241,924,170
Thailand - 2.8%
Advanced Info Service PCL (For. Reg.)	4,870,000	23,729,268
Bangkok Expressway PCL (For.Reg.)	10,287,200	6,207,507
Charoen Pokphand Foods PCL (For. Reg.)	8,429,400	9,520,136
PTT Global Chemical PCL (For. Reg.) (a)	3,837,218	8,234,108
PTT PCL (For. Reg.)	2,136,100	23,435,754
Siam Commercial Bank PCL (For. Reg.)	6,345,500	24,775,912
Total Access Communication PCL (For. Reg.)	105,200	227,441
TOTAL THAILAND		96,130,126
Turkey - 1.6%
Aygaz A/S	1,568,303	7,943,456
Eregli Demir ve Celik Fabrikalari T.A.S.	3,177,592	6,956,403
Ford Otomotiv Sanayi A/S	629,608	5,633,838
Tekfen Holding A/S	1,104,000	3,789,971
Turkiye Garanti Bankasi A/S	5,701,395	20,599,334
Turkiye Halk Bankasi A/S	571,000	3,759,750
Turkiye Vakiflar Bankasi TAO	2,371,000	3,856,261
Yapi ve Kredi Bankasi A/S (a)	1,862,000	3,458,045
TOTAL TURKEY		55,997,058
United Kingdom - 1.1%
Anglo American PLC (United Kingdom)	246,200	10,181,414
Evraz PLC (a)	955,700	6,753,725
International Personal Finance PLC	1,949,972	5,848,216
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Tullow Oil PLC	159,300	$ 3,489,690
Xstrata PLC	703,820	11,918,572
TOTAL UNITED KINGDOM		38,191,617
United States of America - 1.0%
Cognizant Technology Solutions Corp. Class A (a)	226,200	16,229,850
Freeport-McMoRan Copper & Gold, Inc.	384,600	17,772,366
TOTAL UNITED STATES OF AMERICA		34,002,216
TOTAL COMMON STOCKS (Cost $2,964,842,187)		3,359,834,784
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 0.12% (b)	42,612,318	42,612,318
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	65,325,649	65,325,649
TOTAL MONEY MARKET FUNDS (Cost $107,937,967)		107,937,967
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $3,072,780,154)		3,467,772,751
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(55,707,661)
NET ASSETS - 100%		$ 3,412,065,090
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,602,500 or 0.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,235
Fidelity Securities Lending Cash Central Fund	38,737
Total	$ 45,972
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Korea (South)	$ 605,232,568	$ 601,759,867	$ 3,472,701	$ -
Brazil	548,579,303	548,579,303	-	-
China	321,645,184	300,054,078	21,591,106	-
Taiwan	241,924,170	173,504,572	68,419,598	-
Russia	229,719,269	229,719,269	-	-
India	188,886,770	164,635,632	24,251,138	-
Indonesia	188,237,459	188,237,459	-	-
Hong Kong	165,279,622	51,711,282	113,568,340	-
South Africa	129,960,506	118,870,336	11,090,170	-
Other	740,369,933	740,369,933	-	-
Money Market Funds	107,937,967	107,937,967	-	-
Total Investments in Securities:	$ 3,467,772,751	$ 3,225,379,698	$ 242,393,053	$ -
Transfers from Level 2 to Level 1 during the period were $1,311,328,672.
Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $3,113,553,585. Net unrealized appreciation aggregated $354,219,166, of which $448,844,456 related to appreciated investment securities and $94,625,290 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Markets Discovery Fund

January 31, 2012

1.931229.100

EMD-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
Bermuda - 5.6%
ARA Asset Management Ltd.	103,000	$ 114,231
Cafe de Coral Holdings Ltd.	24,000	54,838
Pacific Basin Shipping Ltd.	170,000	80,887
Vtech Holdings Ltd.	8,300	86,529
Wilson Sons Ltd. unit	6,300	93,750
Yue Yuen Industrial (Holdings) Ltd.	33,500	102,592
TOTAL BERMUDA		532,827
Brazil - 2.8%
Fleury SA	8,900	116,395
LPS Brasil Consultoria de Imoveis SA	5,200	95,714
Multiplus SA	3,400	59,780
TOTAL BRAZIL		271,889
Cayman Islands - 11.5%
Boer Power Holdings Ltd.	320,000	89,127
Haitian International Holdings Ltd.	101,000	105,881
Hopefluent Group Holdings Ltd.	318,000	63,557
Hutchison China Meditech Ltd. (a)	16,200	104,678
Lee & Man Paper Manufacturing Ltd.	190,000	77,664
Lijun International Pharmaceutical Holding Ltd.	700,000	88,456
Mindray Medical International Ltd. sponsored ADR	2,600	77,376
Minth Group Ltd.	72,000	77,707
O-Net Communications Group Ltd. (a)	258,000	69,197
Sa Sa International Holdings Ltd.	182,000	117,575
Samson Holding Ltd.	783,000	90,867
SITC International Holdings Co. Ltd.	263,000	67,825
Value Partners Group Ltd.	116,000	68,057
TOTAL CAYMAN ISLANDS		1,097,967
Chile - 5.3%
Compania Cervecerias Unidas SA sponsored ADR	1,100	68,926
Compania Sudamericana de Vapores	319,536	64,349
Embotelladora Andina SA sponsored ADR	2,900	80,330
Isapre CruzBlanca SA (a)	107,814	110,095
Quinenco SA	35,621	98,907
Sonda SA	32,404	88,228
TOTAL CHILE		510,835
China - 3.7%
China BlueChemical Ltd. (H shares)	132,000	100,252
China Communications Services Corp. Ltd. (H Shares)	174,000	77,630
Common Stocks - continued
	Shares	Value
China - continued
China Oilfield Services Ltd. (H Shares)	52,000	$ 84,887
Lianhua Supermarket Holdings Ltd. (H Shares)	70,000	90,622
TOTAL CHINA		353,391
Hong Kong - 3.8%
China Insurance International Holdings Co. Ltd. (a)	51,400	94,910
Hopewell Holdings Ltd.	49,500	129,251
Television Broadcasts Ltd.	11,000	64,040
Vitasoy International Holdings Ltd.	96,000	72,663
TOTAL HONG KONG		360,864
India - 3.2%
Dr. Reddy's Laboratories Ltd. sponsored ADR	2,600	88,790
ICICI Bank Ltd. sponsored ADR	3,100	112,251
Satyam Computer Services Ltd. sponsored ADR (a)	36,000	102,960
TOTAL INDIA		304,001
Indonesia - 0.9%
Ramayana Lestari Sentosa Tbk PT	1,093,000	89,969
Japan - 0.0%
Sawada Holdings Co. Ltd. (a)	200	1,842
Kenya - 0.9%
Safaricom Ltd.	2,285,374	87,166
Korea (South) - 13.1%
BS Financial Group, Inc. (a)	11,920	135,302
Dongbu Insurance Co. Ltd.	60	2,564
DuzonBizon Co. Ltd. (a)	10,880	83,784
kiwoom.com Securities Co. Ltd.	1,400	72,913
Korea Plant Service & Engineering Co. Ltd.	3,780	127,877
LG Corp.	1,901	119,144
LG Household & Health Care Ltd.	231	98,301
Lock & Lock Co. Ltd.	2,490	72,820
Modetour Network, Inc.	46	1,220
NHN Corp. (a)	464	87,573
Nong Shim Co. Ltd.	462	97,273
S1 Corp.	2,098	106,463
Shinsegae Co. Ltd.	654	160,696
TK Corp. (a)	3,998	88,264
TOTAL KOREA (SOUTH)		1,254,194
Common Stocks - continued
	Shares	Value
Luxembourg - 1.9%
Brait SA (a)	33,600	$ 85,958
Millicom International Cellular SA (depositary receipt)	974	96,297
TOTAL LUXEMBOURG		182,255
Malaysia - 2.3%
AEON Co. (M) Bhd	44,100	108,311
KPJ Healthcare Bhd	69,000	111,162
QSR Brands Bhd	1,600	3,409
TOTAL MALAYSIA		222,882
Mexico - 3.2%
Bolsa Mexicana de Valores SA de CV	52,100	97,276
Grupo Herdez SAB de CV	59,700	116,961
Urbi, Desarrollos Urbanos, SA de CV (a)	63,300	90,170
TOTAL MEXICO		304,407
Nigeria - 0.6%
Nestle Foods Nigeria PLC	23,662	63,138
Papua New Guinea - 1.2%
Oil Search Ltd. ADR	15,973	111,916
Philippines - 2.3%
Banco de Oro Universal Bank	80,850	113,035
Manila Water Co., Inc.	228,800	112,052
TOTAL PHILIPPINES		225,087
Poland - 2.9%
Eurocash SA	10,200	94,801
Kruk SA (a)	6,000	78,804
Warsaw Stock Exchange	8,200	101,904
TOTAL POLAND		275,509
Russia - 0.0%
Vozrozhdenie Bank	100	2,313
Singapore - 3.4%
Ascendas India Trust	133,000	80,888
Ezra Holdings Ltd.	85,000	70,954
Global Logistic Properties Ltd. (a)	62,000	98,088
Petra Foods Ltd.	51,000	78,253
TOTAL SINGAPORE		328,183
South Africa - 8.0%
AngloGold Ashanti Ltd.	1,700	77,920
Common Stocks - continued
	Shares	Value
South Africa - continued
Coronation Fund Managers Ltd.	22,600	$ 73,283
JSE Ltd.	11,600	113,510
Mr Price Group Ltd.	9,200	101,499
Nampak Ltd.	34,200	98,867
Reunert Ltd.	12,800	106,669
Shoprite Holdings Ltd.	5,100	84,820
Tiger Brands Ltd.	3,400	109,600
TOTAL SOUTH AFRICA		766,168
Sri Lanka - 0.7%
John Keells Holdings Ltd.	44,400	65,996
Taiwan - 15.0%
Chroma ATE, Inc.	38,000	86,927
CTCI Corp.	66,000	92,772
Delta Electronics, Inc.	41,000	105,980
Formosa Optical Technology Co. Ltd.	37,000	99,892
Giant Manufacturing Co. Ltd.	13,000	54,908
Insyde Software Corp.	12,000	60,010
MJC Probe, Inc.	24,000	58,794
Motech Industries, Inc.	52,000	112,803
Pacific Hospital Supply Co. Ltd.	31,000	91,130
Powertech Technology, Inc.	41,000	102,517
SIMPLO Technology Co. Ltd.	7,000	49,197
St. Shine Optical Co. Ltd.	6,000	63,457
Synnex Technology International Corp.	1,000	2,467
Ta Chong Bank (a)	345,000	88,363
Taiwan Hon Chuan Enterprise Co. Ltd.	48,000	105,423
Unified-President Enterprises Corp.	121,000	178,669
Wah Lee Industrial Corp.	62,000	81,808
TOTAL TAIWAN		1,435,117
Turkey - 1.8%
Anadolu Efes Biracilik ve Malt Sanayii A/S	5,000	69,925
Enka Insaat ve Sanayi A/S	37,000	101,407
TOTAL TURKEY		171,332
United Kingdom - 0.8%
Pz Cussons PLC Class L	15,300	73,592
TOTAL COMMON STOCKS (Cost $8,527,601)		9,092,840
Investment Companies - 3.5%
	Shares	Value
Thailand - 0.7%
CPN Retail Growth Leasehold Property Fund	159,600	$ 66,436
United States of America - 2.8%
Market Vectors India Small-Cap Index ETF	6,800	79,628
WisdomTree India Earnings ETF	9,900	190,279
TOTAL UNITED STATES OF AMERICA		269,907
TOTAL INVESTMENT COMPANIES (Cost $317,327)		336,343
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 0.12% (b) (Cost $159,040)	159,040	159,040
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $9,003,968)		9,588,223
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(6,906)
NET ASSETS - 100%		$ 9,581,317
Security Type Abbreviations
ETF	-	Exchange Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 91
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Taiwan	$ 1,435,117	$ 1,435,117	$ -	$ -
Korea (South)	1,254,194	1,254,194	-	-
Cayman Islands	1,097,967	1,097,967	-	-
South Africa	766,168	688,248	77,920	-
Bermuda	532,827	532,827	-	-
Chile	510,835	510,835	-	-
Hong Kong	360,864	360,864	-	-
China	353,391	353,391	-	-
Singapore	328,183	328,183	-	-
Other	2,453,294	2,453,294	-	-
Investment Companies	336,343	336,343	-	-
Money Market Funds	159,040	159,040	-	-
Total Investments in Securities:	$ 9,588,223	$ 9,510,303	$ 77,920	$ -
Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $9,028,899. Net unrealized appreciation aggregated $559,324, of which $689,611 related to appreciated investment securities and $130,287 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Emerging Markets Discovery Fund
Class A
Class T
Class C
Institutional Class

January 31, 2012

1.931255.100

AEMD-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
Bermuda - 5.6%
ARA Asset Management Ltd.	103,000	$ 114,231
Cafe de Coral Holdings Ltd.	24,000	54,838
Pacific Basin Shipping Ltd.	170,000	80,887
Vtech Holdings Ltd.	8,300	86,529
Wilson Sons Ltd. unit	6,300	93,750
Yue Yuen Industrial (Holdings) Ltd.	33,500	102,592
TOTAL BERMUDA		532,827
Brazil - 2.8%
Fleury SA	8,900	116,395
LPS Brasil Consultoria de Imoveis SA	5,200	95,714
Multiplus SA	3,400	59,780
TOTAL BRAZIL		271,889
Cayman Islands - 11.5%
Boer Power Holdings Ltd.	320,000	89,127
Haitian International Holdings Ltd.	101,000	105,881
Hopefluent Group Holdings Ltd.	318,000	63,557
Hutchison China Meditech Ltd. (a)	16,200	104,678
Lee & Man Paper Manufacturing Ltd.	190,000	77,664
Lijun International Pharmaceutical Holding Ltd.	700,000	88,456
Mindray Medical International Ltd. sponsored ADR	2,600	77,376
Minth Group Ltd.	72,000	77,707
O-Net Communications Group Ltd. (a)	258,000	69,197
Sa Sa International Holdings Ltd.	182,000	117,575
Samson Holding Ltd.	783,000	90,867
SITC International Holdings Co. Ltd.	263,000	67,825
Value Partners Group Ltd.	116,000	68,057
TOTAL CAYMAN ISLANDS		1,097,967
Chile - 5.3%
Compania Cervecerias Unidas SA sponsored ADR	1,100	68,926
Compania Sudamericana de Vapores	319,536	64,349
Embotelladora Andina SA sponsored ADR	2,900	80,330
Isapre CruzBlanca SA (a)	107,814	110,095
Quinenco SA	35,621	98,907
Sonda SA	32,404	88,228
TOTAL CHILE		510,835
China - 3.7%
China BlueChemical Ltd. (H shares)	132,000	100,252
China Communications Services Corp. Ltd. (H Shares)	174,000	77,630
Common Stocks - continued
	Shares	Value
China - continued
China Oilfield Services Ltd. (H Shares)	52,000	$ 84,887
Lianhua Supermarket Holdings Ltd. (H Shares)	70,000	90,622
TOTAL CHINA		353,391
Hong Kong - 3.8%
China Insurance International Holdings Co. Ltd. (a)	51,400	94,910
Hopewell Holdings Ltd.	49,500	129,251
Television Broadcasts Ltd.	11,000	64,040
Vitasoy International Holdings Ltd.	96,000	72,663
TOTAL HONG KONG		360,864
India - 3.2%
Dr. Reddy's Laboratories Ltd. sponsored ADR	2,600	88,790
ICICI Bank Ltd. sponsored ADR	3,100	112,251
Satyam Computer Services Ltd. sponsored ADR (a)	36,000	102,960
TOTAL INDIA		304,001
Indonesia - 0.9%
Ramayana Lestari Sentosa Tbk PT	1,093,000	89,969
Japan - 0.0%
Sawada Holdings Co. Ltd. (a)	200	1,842
Kenya - 0.9%
Safaricom Ltd.	2,285,374	87,166
Korea (South) - 13.1%
BS Financial Group, Inc. (a)	11,920	135,302
Dongbu Insurance Co. Ltd.	60	2,564
DuzonBizon Co. Ltd. (a)	10,880	83,784
kiwoom.com Securities Co. Ltd.	1,400	72,913
Korea Plant Service & Engineering Co. Ltd.	3,780	127,877
LG Corp.	1,901	119,144
LG Household & Health Care Ltd.	231	98,301
Lock & Lock Co. Ltd.	2,490	72,820
Modetour Network, Inc.	46	1,220
NHN Corp. (a)	464	87,573
Nong Shim Co. Ltd.	462	97,273
S1 Corp.	2,098	106,463
Shinsegae Co. Ltd.	654	160,696
TK Corp. (a)	3,998	88,264
TOTAL KOREA (SOUTH)		1,254,194
Common Stocks - continued
	Shares	Value
Luxembourg - 1.9%
Brait SA (a)	33,600	$ 85,958
Millicom International Cellular SA (depositary receipt)	974	96,297
TOTAL LUXEMBOURG		182,255
Malaysia - 2.3%
AEON Co. (M) Bhd	44,100	108,311
KPJ Healthcare Bhd	69,000	111,162
QSR Brands Bhd	1,600	3,409
TOTAL MALAYSIA		222,882
Mexico - 3.2%
Bolsa Mexicana de Valores SA de CV	52,100	97,276
Grupo Herdez SAB de CV	59,700	116,961
Urbi, Desarrollos Urbanos, SA de CV (a)	63,300	90,170
TOTAL MEXICO		304,407
Nigeria - 0.6%
Nestle Foods Nigeria PLC	23,662	63,138
Papua New Guinea - 1.2%
Oil Search Ltd. ADR	15,973	111,916
Philippines - 2.3%
Banco de Oro Universal Bank	80,850	113,035
Manila Water Co., Inc.	228,800	112,052
TOTAL PHILIPPINES		225,087
Poland - 2.9%
Eurocash SA	10,200	94,801
Kruk SA (a)	6,000	78,804
Warsaw Stock Exchange	8,200	101,904
TOTAL POLAND		275,509
Russia - 0.0%
Vozrozhdenie Bank	100	2,313
Singapore - 3.4%
Ascendas India Trust	133,000	80,888
Ezra Holdings Ltd.	85,000	70,954
Global Logistic Properties Ltd. (a)	62,000	98,088
Petra Foods Ltd.	51,000	78,253
TOTAL SINGAPORE		328,183
South Africa - 8.0%
AngloGold Ashanti Ltd.	1,700	77,920
Common Stocks - continued
	Shares	Value
South Africa - continued
Coronation Fund Managers Ltd.	22,600	$ 73,283
JSE Ltd.	11,600	113,510
Mr Price Group Ltd.	9,200	101,499
Nampak Ltd.	34,200	98,867
Reunert Ltd.	12,800	106,669
Shoprite Holdings Ltd.	5,100	84,820
Tiger Brands Ltd.	3,400	109,600
TOTAL SOUTH AFRICA		766,168
Sri Lanka - 0.7%
John Keells Holdings Ltd.	44,400	65,996
Taiwan - 15.0%
Chroma ATE, Inc.	38,000	86,927
CTCI Corp.	66,000	92,772
Delta Electronics, Inc.	41,000	105,980
Formosa Optical Technology Co. Ltd.	37,000	99,892
Giant Manufacturing Co. Ltd.	13,000	54,908
Insyde Software Corp.	12,000	60,010
MJC Probe, Inc.	24,000	58,794
Motech Industries, Inc.	52,000	112,803
Pacific Hospital Supply Co. Ltd.	31,000	91,130
Powertech Technology, Inc.	41,000	102,517
SIMPLO Technology Co. Ltd.	7,000	49,197
St. Shine Optical Co. Ltd.	6,000	63,457
Synnex Technology International Corp.	1,000	2,467
Ta Chong Bank (a)	345,000	88,363
Taiwan Hon Chuan Enterprise Co. Ltd.	48,000	105,423
Unified-President Enterprises Corp.	121,000	178,669
Wah Lee Industrial Corp.	62,000	81,808
TOTAL TAIWAN		1,435,117
Turkey - 1.8%
Anadolu Efes Biracilik ve Malt Sanayii A/S	5,000	69,925
Enka Insaat ve Sanayi A/S	37,000	101,407
TOTAL TURKEY		171,332
United Kingdom - 0.8%
Pz Cussons PLC Class L	15,300	73,592
TOTAL COMMON STOCKS (Cost $8,527,601)		9,092,840
Investment Companies - 3.5%
	Shares	Value
Thailand - 0.7%
CPN Retail Growth Leasehold Property Fund	159,600	$ 66,436
United States of America - 2.8%
Market Vectors India Small-Cap Index ETF	6,800	79,628
WisdomTree India Earnings ETF	9,900	190,279
TOTAL UNITED STATES OF AMERICA		269,907
TOTAL INVESTMENT COMPANIES (Cost $317,327)		336,343
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 0.12% (b) (Cost $159,040)	159,040	159,040
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $9,003,968)		9,588,223
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(6,906)
NET ASSETS - 100%		$ 9,581,317
Security Type Abbreviations
ETF	-	Exchange Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 91
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Taiwan	$ 1,435,117	$ 1,435,117	$ -	$ -
Korea (South)	1,254,194	1,254,194	-	-
Cayman Islands	1,097,967	1,097,967	-	-
South Africa	766,168	688,248	77,920	-
Bermuda	532,827	532,827	-	-
Chile	510,835	510,835	-	-
Hong Kong	360,864	360,864	-	-
China	353,391	353,391	-	-
Singapore	328,183	328,183	-	-
Other	2,453,294	2,453,294	-	-
Investment Companies	336,343	336,343	-	-
Money Market Funds	159,040	159,040	-	-
Total Investments in Securities:	$ 9,588,223	$ 9,510,303	$ 77,920	$ -
Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $9,028,899. Net unrealized appreciation aggregated $559,324, of which $689,611 related to appreciated investment securities and $130,287 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Europe Capital Appreciation Fund

January 31, 2012

1.813014.107

ECA-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
Australia - 0.4%
Fortescue Metals Group Ltd.	248,316	$ 1,331,242
Bailiwick of Guernsey - 0.5%
Resolution Ltd.	337,500	1,452,619
Bailiwick of Jersey - 4.0%
Experian PLC	288,600	3,909,295
Randgold Resources Ltd. sponsored ADR	21,300	2,436,933
Shire PLC	127,582	4,235,875
Wolseley PLC	55,200	1,911,285
TOTAL BAILIWICK OF JERSEY		12,493,388
Belgium - 0.0%
Anheuser-Busch InBev SA NV (strip VVPR) (a)	103,680	136
Bermuda - 0.3%
Lazard Ltd. Class A	28,300	812,776
British Virgin Islands - 0.3%
Mail.ru Group Ltd. GDR (Reg. S) (a)	33,000	1,089,000
Canada - 0.8%
Harry Winston Diamond Corp. (a)	55,200	645,720
Nexen, Inc.	51,500	922,917
Potash Corp. of Saskatchewan, Inc.	21,300	997,930
TOTAL CANADA		2,566,567
Denmark - 1.9%
Danske Bank A/S (a)	141,148	2,061,334
Novo Nordisk A/S Series B	31,630	3,758,548
TOTAL DENMARK		5,819,882
France - 14.4%
Accor SA	42,100	1,279,153
Arkema SA	28,300	2,286,786
Atos Origin SA	48,390	2,431,667
BNP Paribas SA	88,058	3,728,230
Christian Dior SA	10,700	1,514,266
Compagnie Generale de Geophysique SA (a)	76,300	2,135,432
Danone	65,500	4,042,373
Iliad SA	15,348	1,854,475
JC Decaux SA (a)	87,800	2,226,135
LVMH Moet Hennessy - Louis Vuitton SA	22,619	3,656,647
PPR SA	27,400	4,311,291
Publicis Groupe SA	56,000	2,817,010
Remy Cointreau SA	14,900	1,311,768
Sanofi-aventis	115,244	8,543,873
Unibail-Rodamco	14,000	2,688,099
TOTAL FRANCE		44,827,205
Germany - 6.7%
Allianz AG	35,687	3,923,653
BASF AG	40,595	3,120,996
Bayer AG	65,100	4,558,800
Fresenius Medical Care AG & Co. KGaA	28,800	2,058,858

	Shares	Value
HeidelbergCement Finance AG	45,300	$ 2,226,324
SAP AG	82,020	4,958,694
TOTAL GERMANY		20,847,325
Ireland - 1.2%
CRH PLC	77,600	1,541,831
Elan Corp. PLC (a)	170,900	2,319,250
TOTAL IRELAND		3,861,081
Italy - 4.2%
ENI SpA	242,500	5,372,629
Fiat Industrial SpA (a)	206,700	2,024,946
Intesa Sanpaolo SpA	760,011	1,451,322
Prada SpA	494,200	2,364,182
Prysmian SpA	119,100	1,788,318
TOTAL ITALY		13,001,397
Luxembourg - 0.5%
Millicom International Cellular SA (depositary receipt)	15,200	1,502,793
Netherlands - 3.6%
AEGON NV (a)	416,000	2,020,833
ING Groep NV (Certificaten Van Aandelen) (a)	472,500	4,310,572
Koninklijke Philips Electronics NV	100,600	2,037,474
LyondellBasell Industries NV Class A	38,400	1,655,040
NXP Semiconductors NV (a)	54,000	1,146,420
TOTAL NETHERLANDS		11,170,339
Norway - 0.3%
Storebrand ASA (A Shares)	199,500	986,042
Spain - 3.6%
Banco Bilbao Vizcaya Argentaria SA	459,202	4,028,824
Grifols SA (a)	107,700	1,965,084
Inditex SA	48,710	4,249,473
Mediaset Espana Comunicacion, S.A. (d)	186,650	1,090,524
TOTAL SPAIN		11,333,905
Sweden - 2.8%
H&M Hennes & Mauritz AB (B Shares)	111,363	3,646,066
Swedbank AB (A Shares)	207,758	2,984,116
Swedish Match Co. AB	56,200	1,957,333
TOTAL SWEDEN		8,587,515
Switzerland - 8.7%
Adecco SA (Reg.)	46,378	2,198,829
Nestle SA	197,353	11,312,546
Roche Holding AG (participation certificate)	42,265	7,155,541
Schindler Holding AG (participation certificate)	19,666	2,284,483
UBS AG (a)	307,428	4,195,443
TOTAL SWITZERLAND		27,146,842
Common Stocks - continued
	Shares	Value
United Kingdom - 36.4%
Aegis Group PLC	1,585,909	$ 3,944,041
Antofagasta PLC	87,600	1,785,085
ASOS PLC (a)	53,200	1,442,103
Aviva PLC	420,800	2,320,913
Barclays PLC	1,089,891	3,654,932
Barratt Developments PLC (a)	451,300	776,684
Bellway PLC	149,000	1,730,653
BG Group PLC	359,941	8,083,555
BHP Billiton PLC	148,576	4,995,289
British American Tobacco PLC (United Kingdom)	133,400	6,143,609
British Land Co. PLC	325,052	2,503,010
Carphone Warehouse Group PLC	236,025	617,479
Filtrona PLC	339,900	2,030,236
GlaxoSmithKline PLC	229,600	5,107,819
HSBC Holdings PLC (United Kingdom)	722,200	6,034,830
Imagination Technologies Group PLC (a)	175,700	1,600,500
ITV PLC	1,078,600	1,273,205
Lloyds Banking Group PLC (a)	3,747,500	1,812,470
Meggitt PLC	379,700	2,172,218
Michael Page International PLC	254,200	1,558,809
Misys PLC	257,137	1,309,356
Next PLC	68,300	2,819,113
Old Mutual PLC	759,200	1,746,889
Persimmon PLC	175,400	1,455,406
Prudential PLC	193,174	2,136,971
Rolls-Royce Group PLC	252,538	2,927,289
Royal Dutch Shell PLC Class A (United Kingdom)	376,090	13,344,155
Standard Chartered PLC (United Kingdom)	246,413	5,957,241
SuperGroup PLC (a)(d)	191,400	1,960,702
Ted Baker PLC	55,300	649,506
Tullow Oil PLC	98,200	2,151,208
Unilever PLC	157,600	5,093,790
Vodafone Group PLC	2,616,000	7,056,670
Xstrata PLC	286,600	4,853,319
TOTAL UNITED KINGDOM		113,049,055
United States of America - 4.9%
Apple, Inc. (a)	3,500	1,597,680
Beam, Inc.	21,400	1,119,434
Dunkin' Brands Group, Inc. (a)	1,100	30,415
Fluor Corp.	13,800	776,112
Manitowoc Co., Inc.	75,500	1,014,720
Mead Johnson Nutrition Co. Class A	32,600	2,415,334

	Shares	Value
Michael Kors Holdings Ltd.	1,800	$ 55,710
Morgan Stanley	105,650	1,970,373
Noble Energy, Inc.	17,900	1,801,993
Perrigo Co.	11,600	1,108,960
salesforce.com, Inc. (a)	8,800	1,027,840
The Mosaic Co.	18,400	1,029,848
Visa, Inc. Class A	12,000	1,207,680
TOTAL UNITED STATES OF AMERICA		15,156,099
TOTAL COMMON STOCKS (Cost $298,440,074)		297,035,208
Nonconvertible Preferred Stocks - 3.4%

Germany - 3.4%
Hugo Boss AG (non-vtg.)	14,800	1,319,225
ProSiebenSat.1 Media AG	206,500	4,845,445
Volkswagen AG	24,000	4,248,745
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $8,572,139)		10,413,415
Money Market Funds - 1.1%

Fidelity Cash Central Fund, 0.12% (b)	2,786,019	2,786,019
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	677,825	677,825
TOTAL MONEY MARKET FUNDS (Cost $3,463,844)		3,463,844
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $310,476,057)		310,912,467
NET OTHER ASSETS (LIABILITIES) - 0.0%		53,007
NET ASSETS - 100%		$ 310,965,474
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,061
Fidelity Securities Lending Cash Central Fund	16,667
Total	$ 17,728
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 113,049,055	$ 55,347,607	$ 57,701,448	$ -
France	44,827,205	34,147,900	10,679,305	-
Germany	31,260,740	24,243,188	7,017,552	-
Switzerland	27,146,842	22,951,399	4,195,443	-
United States of America	15,156,099	15,156,099	-	-
Italy	13,001,397	7,628,768	5,372,629	-
Bailiwick of Jersey	12,493,388	8,257,513	4,235,875	-
Spain	11,333,905	7,305,081	4,028,824	-
Netherlands	11,170,339	2,801,460	8,368,879	-
Other	28,009,653	20,390,024	7,619,629	-
Money Market Funds	3,463,844	3,463,844	-	-
Total Investments in Securities:	$ 310,912,467	$ 201,692,883	$ 109,219,584	$ -
Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $315,244,426. Net unrealized depreciation aggregated $4,331,959, of which $21,735,551 related to appreciated investment securities and $26,067,510 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Europe Fund

January 31, 2012

1.813067.107

EUR-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
Australia - 0.4%
Fortescue Metals Group Ltd.	465,602	$ 2,496,130
Bailiwick of Guernsey - 0.5%
Resolution Ltd.	626,200	2,695,200
Bailiwick of Jersey - 4.0%
Experian PLC	538,800	7,298,434
Randgold Resources Ltd. sponsored ADR	40,000	4,576,400
Shire PLC	237,598	7,888,538
Wolseley PLC	104,400	3,614,821
TOTAL BAILIWICK OF JERSEY		23,378,193
Bermuda - 0.3%
Lazard Ltd. Class A	53,400	1,533,648
British Virgin Islands - 0.3%
Mail.ru Group Ltd. GDR (Reg. S) (a)	47,800	1,577,400
Canada - 0.8%
Harry Winston Diamond Corp. (a)	104,194	1,218,844
Nexen, Inc.	97,400	1,745,478
Potash Corp. of Saskatchewan, Inc.	40,100	1,878,731
TOTAL CANADA		4,843,053
Denmark - 1.9%
Danske Bank A/S (a)	264,010	3,855,619
Novo Nordisk A/S Series B	59,101	7,022,887
TOTAL DENMARK		10,878,506
France - 14.3%
Accor SA	79,700	2,421,579
Arkema SA	53,500	4,323,076
Atos Origin SA	88,227	4,433,534
BNP Paribas SA	165,561	7,009,578
Christian Dior SA	20,100	2,844,556
Compagnie Generale de Geophysique SA (a)	142,600	3,990,990
Danone	123,900	7,646,565
Iliad SA	29,006	3,504,749
JC Decaux SA (a)	163,700	4,150,550
LVMH Moet Hennessy - Louis Vuitton SA	42,385	6,852,070
PPR SA	51,200	8,056,135
Publicis Groupe SA	101,800	5,120,922
Remy Cointreau SA	27,800	2,447,460
Sanofi-aventis	217,697	16,139,457
Unibail-Rodamco	26,100	5,011,384
TOTAL FRANCE		83,952,605
Germany - 6.6%
Allianz AG	66,846	7,349,469
BASF AG	76,373	5,871,656
Bayer AG	121,400	8,501,356
Fresenius Medical Care AG & Co. KGaA	54,700	3,910,401
HeidelbergCement Finance AG	84,600	4,157,770
SAP AG	153,144	9,258,647
TOTAL GERMANY		39,049,299

	Shares	Value
Ireland - 1.2%
CRH PLC	146,900	$ 2,918,749
Elan Corp. PLC (a)	324,200	4,399,654
TOTAL IRELAND		7,318,403
Italy - 4.2%
ENI SpA	458,200	10,151,499
Fiat Industrial SpA (a)	393,400	3,853,961
Intesa Sanpaolo SpA	1,436,082	2,742,352
Prada SpA	934,100	4,468,600
Prysmian SpA	218,600	3,282,337
TOTAL ITALY		24,498,749
Luxembourg - 0.5%
Millicom International Cellular SA (depositary receipt)	28,400	2,807,851
Netherlands - 3.6%
AEGON NV (a)	782,100	3,799,264
ING Groep NV (Certificaten Van Aandelen) (a)	891,600	8,133,980
Koninklijke Philips Electronics NV	188,300	3,813,681
LyondellBasell Industries NV Class A	72,600	3,129,060
NXP Semiconductors NV (a)	102,000	2,165,460
TOTAL NETHERLANDS		21,041,445
Norway - 0.3%
Storebrand ASA (A Shares)	377,000	1,863,347
Spain - 3.6%
Banco Bilbao Vizcaya Argentaria SA	866,395	7,601,345
Grifols SA (a)	203,500	3,713,041
Inditex SA	90,425	7,888,701
Mediaset Espana Comunicacion, S.A. (d)	349,440	2,041,643
TOTAL SPAIN		21,244,730
Sweden - 2.7%
H&M Hennes & Mauritz AB (B Shares)	206,767	6,769,628
Swedbank AB (A Shares)	388,917	5,586,179
Swedish Match Co. AB	105,600	3,677,836
TOTAL SWEDEN		16,033,643
Switzerland - 8.7%
Adecco SA (Reg.)	86,858	4,118,027
Nestle SA	373,833	21,428,623
Roche Holding AG (participation certificate)	79,948	13,535,342
Schindler Holding AG (participation certificate)	37,170	4,317,819
UBS AG (NY Shares) (a)	574,900	7,812,891
TOTAL SWITZERLAND		51,212,702
United Kingdom - 36.2%
Aegis Group PLC	2,992,172	7,441,316
Antofagasta PLC	165,700	3,376,582
ASOS PLC (a)	100,700	2,729,695
Aviva PLC	757,800	4,179,629
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Barclays PLC	2,058,020	$ 6,901,537
Barratt Developments PLC (a)	852,700	1,467,490
Bellway PLC	280,400	3,256,880
BG Group PLC	670,238	15,052,205
BHP Billiton PLC	281,270	9,456,608
British American Tobacco PLC (United Kingdom)	252,400	11,624,040
British Land Co. PLC	606,577	4,670,847
Carphone Warehouse Group PLC	445,622	1,165,818
Filtrona PLC	632,400	3,777,350
GlaxoSmithKline PLC	434,000	9,655,024
HSBC Holdings PLC (United Kingdom)	1,365,700	11,412,030
Imagination Technologies Group PLC (a)	332,200	3,026,103
ITV PLC	2,038,000	2,405,704
Lloyds Banking Group PLC (a)	7,012,000	3,391,338
Meggitt PLC	802,300	4,589,862
Michael Page International PLC	478,700	2,935,492
Misys PLC	479,237	2,440,302
Next PLC	127,300	5,254,363
Old Mutual PLC	1,428,200	3,286,231
Persimmon PLC	330,700	2,744,030
Prudential PLC	360,609	3,989,206
Rolls-Royce Group PLC	471,964	5,470,761
Royal Dutch Shell PLC Class A (Netherlands)	710,201	25,252,876
Standard Chartered PLC (United Kingdom)	462,437	11,179,803
SuperGroup PLC (a)(d)	358,000	3,667,352
Ted Baker PLC	104,775	1,230,597
Tullow Oil PLC	183,800	4,026,396
Unilever PLC	298,000	9,631,658
Vodafone Group PLC	4,942,000	13,331,063
Xstrata PLC	537,400	9,100,396
TOTAL UNITED KINGDOM		213,120,584
United States of America - 4.8%
Apple, Inc. (a)	6,500	2,967,120
Beam, Inc.	40,100	2,097,631
Dunkin' Brands Group, Inc. (a)	2,100	58,065
Fluor Corp.	26,200	1,473,488
Manitowoc Co., Inc.	142,700	1,917,888
Mead Johnson Nutrition Co. Class A	61,600	4,563,944
Michael Kors Holdings Ltd.	3,400	105,230
Morgan Stanley	200,500	3,739,325

	Shares	Value
Noble Energy, Inc.	33,700	$ 3,392,579
Perrigo Co.	21,700	2,074,520
salesforce.com, Inc. (a)	16,400	1,915,520
The Mosaic Co.	34,500	1,930,965
Visa, Inc. Class A	22,700	2,284,528
TOTAL UNITED STATES OF AMERICA		28,520,803
TOTAL COMMON STOCKS (Cost $560,003,989)		558,066,291
Nonconvertible Preferred Stocks - 3.3%

Germany - 3.3%
Hugo Boss AG (non-vtg.)	27,900	2,486,917
ProSiebenSat.1 Media AG	385,490	9,045,378
Volkswagen AG	45,300	8,019,506
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $16,320,288)		19,551,801
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.12% (b)	10,123,291	10,123,291
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	3,840,718	3,840,718
TOTAL MONEY MARKET FUNDS (Cost $13,964,009)		13,964,009
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $590,288,286)	591,582,101
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(3,429,906)
NET ASSETS - 100%	$ 588,152,195
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,836
Fidelity Securities Lending Cash Central Fund	38,970
Total	$ 41,806
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 213,120,584	$ 104,295,575	$ 108,825,009	$ -
France	83,952,605	63,822,158	20,130,447	-
Germany	58,601,100	45,432,052	13,169,048	-
Switzerland	51,212,702	51,212,702	-	-
United States of America	28,520,803	28,520,803	-	-
Italy	24,498,749	14,347,250	10,151,499	-
Bailiwick of Jersey	23,378,193	15,489,655	7,888,538	-
Spain	21,244,730	13,643,385	7,601,345	-
Netherlands	21,041,445	5,294,520	15,746,925	-
Other	52,047,181	37,705,891	14,341,290	-
Money Market Funds	13,964,009	13,964,009	-	-
Total Investments in Securities:	$ 591,582,101	$ 393,728,000	$ 197,854,101	$ -
Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $596,543,930. Net unrealized depreciation aggregated $4,961,829, of which $41,045,277 related to appreciated investment securities and $46,007,106 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Global Commodity Stock
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity ®
Global Commodity Stock Fund

1.879402.102

AGCS-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CHEMICALS - 18.6%
Commodity Chemicals - 0.0%
Braskem SA (PN-A)	26,500	$ 237,214
Fertilizers & Agricultural Chemicals - 18.6%
Agrium, Inc.	121,200	9,769,729
CF Industries Holdings, Inc.	56,872	10,087,955
China BlueChemical Ltd. (H shares)	1,122,000	852,143
Incitec Pivot Ltd.	201,500	686,659
Israel Chemicals Ltd.	426,600	4,466,181
Israel Corp. Ltd. (Class A)	1,000	609,460
K&S AG	132,807	6,332,413
Monsanto Co.	336,900	27,642,645
Potash Corp. of Saskatchewan, Inc.	688,500	32,257,023
Rentech Nitrogen Partners LP	11,800	269,866
Sinofert Holdings Ltd.	2,060,000	595,003
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	8,400	493,416
Syngenta AG (Switzerland)	67,712	20,567,978
Taiwan Fertilizer Co. Ltd.	93,000	241,024
The Mosaic Co.	265,700	14,871,229
United Phosphorous Ltd.	66,056	196,907
Uralkali JSC GDR (Reg. S)	137,900	4,900,966
Yara International ASA	153,500	6,176,731
		141,017,328
Specialty Chemicals - 0.0%
Johnson Matthey PLC	2,600	84,042
LyondellBasell Industries NV Class A	1,700	73,270
OMNOVA Solutions, Inc. (a)	31,301	155,253
Umicore SA	500	23,246
		335,811
TOTAL CHEMICALS		141,590,353
CONSTRUCTION & ENGINEERING - 0.2%
Construction & Engineering - 0.2%
Fluor Corp.	13,400	753,616
Foster Wheeler AG (a)	32,300	725,458
		1,479,074
CONSTRUCTION MATERIALS - 0.0%
Construction Materials - 0.0%
Cemex SA de CV sponsored ADR (e)	5,600	38,136
Common Stocks - continued
	Shares	Value
CONTAINERS & PACKAGING - 0.3%
Paper Packaging - 0.3%
Greatview Aseptic Pack Co. Ltd. (a)	2,810,000	$ 1,058,019
Rock-Tenn Co. Class A	18,900	1,169,154
Smurfit Kappa Group PLC (a)	6,900	57,759
		2,284,932
ELECTRICAL EQUIPMENT - 0.7%
Electrical Components & Equipment - 0.7%
Regal-Beloit Corp.	98,302	5,580,605
ENERGY EQUIPMENT & SERVICES - 3.5%
Oil & Gas Drilling - 1.9%
Cathedral Energy Services Ltd.	96,370	687,156
Ensco International Ltd. ADR	16,700	879,088
Nabors Industries Ltd. (a)	5,000	93,100
Noble Corp.	133,100	4,637,204
Ocean Rig UDW, Inc. (United States)	15,000	228,900
PHX Energy Services Corp.	3,600	35,650
Rowan Companies, Inc. (a)	13,400	455,734
Transocean Ltd. (United States)	34,200	1,617,660
Trinidad Drilling Ltd.	337,171	2,256,213
Tuscany International Drilling, Inc. (a)	755,000	527,051
Unit Corp. (a)	9,700	438,925
Vantage Drilling Co. (a)	2,135,982	2,648,618
		14,505,299
Oil & Gas Equipment & Services - 1.6%
Aker Solutions ASA	2,000	24,525
Baker Hughes, Inc.	30,580	1,502,395
Cal Dive International, Inc. (a)	87,700	263,977
Cameron International Corp. (a)	4,900	260,680
Compagnie Generale de Geophysique SA (a)	50,500	1,413,359
Halliburton Co.	63,200	2,324,496
ION Geophysical Corp. (a)	617,000	4,584,310
McDermott International, Inc. (a)	62,200	756,352
National Oilwell Varco, Inc.	6,000	443,880
Saipem SpA	10,459	489,465
Schlumberger Ltd.	700	52,619
		12,116,058
TOTAL ENERGY EQUIPMENT & SERVICES		26,621,357
Common Stocks - continued
	Shares	Value
FOOD PRODUCTS - 3.4%
Agricultural Products - 3.4%
Archer Daniels Midland Co.	536,800	$ 15,368,584
Bunge Ltd.	119,000	6,815,130
China Agri-Industries Holding Ltd.	1,571,000	1,274,181
Corn Products International, Inc.	500	27,745
Cosan Ltd. Class A	66,400	852,576
Golden Agri-Resources Ltd.	716,000	418,381
IOI Corp. Bhd	35,500	63,028
Kuala Lumpur Kepong Bhd	7,500	63,373
Viterra, Inc.	33,300	358,322
Wilmar International Ltd.	45,000	191,398
		25,432,718
MACHINERY - 1.2%
Construction & Farm Machinery & Heavy Trucks - 1.2%
Cummins, Inc.	21,400	2,225,600
Deere & Co.	450	38,768
Fiat Industrial SpA (a)	342,500	3,355,317
Jain Irrigation Systems Ltd.	1,055,516	2,032,585
Jain Irrigation Systems Ltd. DVR (a)	59,890	44,269
Joy Global, Inc.	12,650	1,147,229
		8,843,768
METALS & MINING - 34.9%
Aluminum - 0.3%
Alcoa, Inc.	204,400	2,076,704
Diversified Metals & Mining - 14.9%
Anglo American PLC (United Kingdom)	280,451	11,597,838
BHP Billiton PLC	1,220,314	41,028,301
Copper Mountain Mining Corp. (a)	669,400	3,484,685
Eurasian Natural Resources Corp. PLC	31,500	342,792
First Quantum Minerals Ltd.	152,900	3,348,476
Freeport-McMoRan Copper & Gold, Inc.	206,900	9,560,849
Glencore International PLC	41,300	267,645
Grupo Mexico SA de CV Series B	89,411	284,702
Horsehead Holding Corp. (a)	21,000	228,480
Ivanhoe Australia Ltd. (a)	248,448	497,173
Ivanhoe Mines Ltd. (a)	126,840	2,045,378
Jiangxi Copper Co. Ltd. (H Shares)	65,000	165,449
Kazakhmys PLC	42,400	759,102
Lynas Corp. Ltd. (a)(e)	385,000	541,549
Mitsubishi Materials Corp.	19,000	59,320
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Diversified Metals & Mining - continued
Norilsk Nickel OJSC sponsored ADR	1,700	$ 32,589
Rio Tinto PLC	370,987	22,351,595
Sterlite Industries (India) Ltd.	148,488	343,512
Sumitomo Metal Mining Co. Ltd.	101,000	1,456,107
Teck Resources Ltd. Class B (sub. vtg.)	121,700	5,160,493
Vedanta Resources PLC	3,500	65,916
Walter Energy, Inc.	25,900	1,790,467
Xstrata PLC	449,891	7,618,508
		113,030,926
Gold - 12.2%
Agnico-Eagle Mines Ltd. (Canada)	178,100	6,676,419
AngloGold Ashanti Ltd. sponsored ADR	152,900	7,002,820
Barrick Gold Corp.	374,200	18,457,175
Centerra Gold, Inc.	45,200	894,759
Compania de Minas Buenaventura SA sponsored ADR	32,600	1,398,540
Eldorado Gold Corp.	129,800	1,966,255
European Goldfields Ltd. (a)	54,500	696,774
Franco-Nevada Corp.	12,700	573,732
Gold Fields Ltd. sponsored ADR	167,100	2,745,453
Goldcorp, Inc.	323,700	15,656,395
Harmony Gold Mining Co. Ltd. sponsored ADR (e)	158,500	1,911,510
IAMGOLD Corp.	97,900	1,633,375
Kingsgate Consolidated NL	309,515	2,513,646
Kinross Gold Corp.	493,705	5,578,337
Kinross Gold Corp. warrants 9/17/14 (a)	2,772	3,096
New Gold, Inc. (a)	160,700	1,881,444
Newcrest Mining Ltd.	265,554	9,506,077
Newmont Mining Corp.	118,400	7,279,232
Osisko Mining Corp. (a)	85,300	1,017,390
Randgold Resources Ltd. sponsored ADR	22,200	2,539,902
Yamana Gold, Inc.	137,700	2,382,543
Zijin Mining Group Co. Ltd. (H Shares)	1,568,000	689,453
		93,004,327
Precious Metals & Minerals - 1.3%
African Minerals Ltd. (a)	553,700	4,384,972
Anglo Platinum Ltd.	5,600	396,838
Aquarius Platinum Ltd. (United Kingdom)	492,800	1,324,193
Impala Platinum Holdings Ltd.	3,650	80,159
Lonmin PLC	10,422	169,507
Northam Platinum Ltd.	30,500	131,476
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Precious Metals & Minerals - continued
Pan American Silver Corp.	53,600	$ 1,226,368
Polymetal International PLC	650	11,647
Silver Wheaton Corp.	66,700	2,379,316
		10,104,476
Steel - 6.2%
Allegheny Technologies, Inc.	22,400	1,016,736
ArcelorMittal SA Class A unit (e)	188,400	3,865,968
China Steel Corp.	1,160,260	1,148,695
Cliffs Natural Resources, Inc.	25,400	1,835,150
Commercial Metals Co.	2,250	32,265
Fortescue Metals Group Ltd.	1,577,306	8,456,064
Gerdau SA sponsored ADR	194,200	1,844,900
Hyundai Steel Co.	8,903	859,971
JFE Holdings, Inc.	12,000	214,089
Jindal Steel & Power Ltd.	91,751	1,003,860
JSW Steel Ltd.	14,016	198,004
Kobe Steel Ltd.	160,000	262,364
London Mining PLC (a)	279,400	1,191,105
Maanshan Iron & Steel Ltd. (H Shares)	171,000	59,093
Magnitogorsk Iron & Steel Works OJSC unit	47,700	283,815
Nippon Steel Corp.	289,000	708,947
Nucor Corp.	39,400	1,752,906
OneSteel Ltd.	396,960	311,845
POSCO	16,144	5,940,724
Reliance Steel & Aluminum Co.	1,050	55,860
Tata Steel Ltd.	53,417	486,325
Thyssenkrupp AG (e)	77,300	2,190,935
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	37,700	252,887
Vale SA (PN-A) sponsored ADR	491,500	11,899,215
Voestalpine AG	16,400	537,654
Yamato Kogyo Co. Ltd.	9,100	286,143
		46,695,520
TOTAL METALS & MINING		264,911,953
OIL, GAS & CONSUMABLE FUELS - 32.7%
Coal & Consumable Fuels - 1.5%
Alpha Natural Resources, Inc. (a)	253,237	5,095,128
Arch Coal, Inc.	5,400	77,922
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Coal & Consumable Fuels - continued
Banpu PCL (For. Reg.)	8,950	$ 170,394
China Coal Energy Co. Ltd. (H Shares)	61,000	76,611
CONSOL Energy, Inc.	8,500	303,790
Paladin Energy Ltd.:
(Australia) (a)	93,842	183,306
(Canada) (a)	271,500	527,973
Peabody Energy Corp.	157,000	5,352,130
Uranium One, Inc. (a)	35,300	90,120
		11,877,374
Integrated Oil & Gas - 21.4%
BG Group PLC	324,550	7,288,744
BP PLC	1,798,400	13,530,338
Cenovus Energy, Inc.	32,600	1,189,563
Chevron Corp.	195,400	20,141,832
China Petroleum & Chemical Corp. (H Shares)	116,000	139,967
ConocoPhillips	101,400	6,916,494
ENI SpA	230,727	5,111,796
Exxon Mobil Corp.	403,861	33,819,320
Gazprom OAO sponsored ADR	575,000	6,928,750
Hess Corp.	47,100	2,651,730
Imperial Oil Ltd.	600	28,589
InterOil Corp. (a)(e)	78,100	5,240,510
Lukoil Oil Co. sponsored ADR	39,900	2,327,766
Murphy Oil Corp.	11,800	703,280
Occidental Petroleum Corp.	78,700	7,851,899
Origin Energy Ltd.	148,959	2,175,936
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (e)	392,900	10,973,697
PTT PCL (For. Reg.)	1,550	17,005
Repsol YPF SA	75,771	2,081,198
Royal Dutch Shell PLC Class A (United Kingdom)	601,650	21,347,321
StatoilHydro ASA	8,300	208,956
Suncor Energy, Inc.	208,432	7,179,498
Total SA	86,455	4,581,917
		162,436,106
Oil & Gas Exploration & Production - 8.2%
Anadarko Petroleum Corp.	51,300	4,140,936
Apache Corp.	70,000	6,921,600
Bonavista Energy Corp. (e)	32,600	736,040
C&C Energia Ltd. (a)	34,000	293,972
Cabot Oil & Gas Corp.	127,500	4,067,250
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Canadian Natural Resources Ltd.	104,200	$ 4,127,473
Chesapeake Energy Corp.	75,100	1,586,863
Cimarex Energy Co.	4,000	233,520
CNOOC Ltd.	120,000	244,466
CNOOC Ltd. sponsored ADR	16,000	3,254,400
Concho Resources, Inc. (a)	2,800	298,648
Denbury Resources, Inc. (a)	39,000	735,540
Devon Energy Corp.	16,000	1,020,960
Double Eagle Petroleum Co. (a)	94,370	625,673
Encana Corp.	12,200	233,719
EOG Resources, Inc.	2,800	297,192
EXCO Resources, Inc.	21,900	172,134
Gran Tierra Energy, Inc. (Canada) (a)	52,500	299,476
INPEX Corp.	125	852,683
Japan Petroleum Exploration Co. Ltd.	36,000	1,591,499
Marathon Oil Corp.	67,800	2,128,242
Newfield Exploration Co. (a)	13,700	517,997
Nexen, Inc.	318,700	5,711,333
Niko Resources Ltd.	50,800	2,481,867
Noble Energy, Inc.	18,200	1,832,194
Northern Oil & Gas, Inc. (a)(e)	30,000	750,000
NOVATEK OAO GDR	7,100	956,370
Oasis Petroleum, Inc. (a)	7,050	237,867
OGX Petroleo e Gas Participacoes SA (a)	134,300	1,272,130
Pacific Rubiales Energy Corp.	3,400	85,547
Painted Pony Petroleum Ltd. (a)(f)	15,000	125,056
Painted Pony Petroleum Ltd. Class A (a)	103,500	862,887
Petrobank Energy & Resources Ltd. (a)	3,800	52,902
Petrominerales Ltd.	146,026	3,047,942
Pioneer Natural Resources Co.	13,100	1,300,830
PTT Exploration and Production PCL (For. Reg.)	3,200	18,277
QEP Resources, Inc.	16,600	475,424
Santos Ltd.	10,600	151,465
SM Energy Co.	13,000	943,540
Southwestern Energy Co. (a)	38,700	1,205,118
Stone Energy Corp. (a)	2,750	77,138
Talisman Energy, Inc.	387,800	4,633,103
Tullow Oil PLC	12,000	262,877
Ultra Petroleum Corp. (a)	13,500	324,405
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Whiting Petroleum Corp. (a)	11,700	$ 586,053
Woodside Petroleum Ltd.	9,709	352,605
		62,127,213
Oil & Gas Refining & Marketing - 1.6%
CVR Energy, Inc. (a)	166,600	4,155,004
HollyFrontier Corp.	8,000	234,720
Marathon Petroleum Corp.	99,100	3,787,602
Valero Energy Corp.	173,100	4,152,669
		12,329,995
TOTAL OIL, GAS & CONSUMABLE FUELS		248,770,688
PAPER & FOREST PRODUCTS - 1.9%
Forest Products - 0.0%
Duratex SA	19,500	109,264
Paper Products - 1.9%
Empresas CMPC SA	773,012	3,089,846
Fibria Celulose SA sponsored ADR (e)	149,889	1,197,613
International Paper Co.	127,500	3,970,350
MeadWestvaco Corp.	250	7,360
Nine Dragons Paper (Holdings) Ltd.	1,739,000	1,172,750
Nippon Paper Group, Inc. (e)	76,100	1,629,217
Oji Paper Co. Ltd.	156,000	802,204
Sappi Ltd. (a)	24,704	81,527
Stora Enso Oyj (R Shares)	106,000	754,216
Suzano Papel e Celulose SA	38,725	164,014
UPM-Kymmene Corp.	130,200	1,668,892
		14,537,989
TOTAL PAPER & FOREST PRODUCTS		14,647,253
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Specialized REITs - 0.0%
Weyerhaeuser Co.	1,685	33,734
SPECIALTY RETAIL - 0.3%
Specialty Stores - 0.3%
Tsutsumi Jewelry Co. Ltd.	95,500	2,281,326
Common Stocks - continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 0.9%
Trading Companies & Distributors - 0.9%
Marubeni Corp.	112,000	$ 772,819
Mitsubishi Corp.	262,400	5,986,011
		6,758,830
TOTAL COMMON STOCKS (Cost $731,459,154)		749,274,727
Convertible Bonds - 0.0%
Principal Amount (d)
PAPER & FOREST PRODUCTS - 0.0%
Paper Products - 0.0%
Suzano Papel e Celulose SA 4.5% 12/16/13 (Cost $377,129)	BRL	572,000	313,975
Money Market Funds - 4.5%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	12,094,924	12,094,924
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	21,997,323	21,997,323
TOTAL MONEY MARKET FUNDS (Cost $34,092,247)		34,092,247
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $765,928,530)		783,680,949
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(23,403,230)
NET ASSETS - 100%		$ 760,277,719
Currency Abbreviations
BRL	-	Brazilian real
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $125,056 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 837
Fidelity Securities Lending Cash Central Fund	80,108
Total	$ 80,945
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 749,274,727	$ 612,464,497	$ 136,810,230	$ -
Convertible Bonds	313,975	-	-	313,975
Money Market Funds	34,092,247	34,092,247	-	-
Total Investments in Securities:	$ 783,680,949	$ 646,556,744	$ 136,810,230	$ 313,975
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,272,029
Total Realized Gain (Loss)	(2,861,089)
Total Unrealized Gain (Loss)	2,142,147
Cost of Purchases	-
Proceeds of Sales	(239,112)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 313,975
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ (2,637)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $770,946,175. Net unrealized appreciation aggregated $12,734,774, of which $75,856,072 related to appreciated investment securities and $63,121,298 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Global Commodity Stock

January 31, 2012

1.879386.102

GCS-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CHEMICALS - 18.6%
Commodity Chemicals - 0.0%
Braskem SA (PN-A)	26,500	$ 237,214
Fertilizers & Agricultural Chemicals - 18.6%
Agrium, Inc.	121,200	9,769,729
CF Industries Holdings, Inc.	56,872	10,087,955
China BlueChemical Ltd. (H shares)	1,122,000	852,143
Incitec Pivot Ltd.	201,500	686,659
Israel Chemicals Ltd.	426,600	4,466,181
Israel Corp. Ltd. (Class A)	1,000	609,460
K&S AG	132,807	6,332,413
Monsanto Co.	336,900	27,642,645
Potash Corp. of Saskatchewan, Inc.	688,500	32,257,023
Rentech Nitrogen Partners LP	11,800	269,866
Sinofert Holdings Ltd.	2,060,000	595,003
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	8,400	493,416
Syngenta AG (Switzerland)	67,712	20,567,978
Taiwan Fertilizer Co. Ltd.	93,000	241,024
The Mosaic Co.	265,700	14,871,229
United Phosphorous Ltd.	66,056	196,907
Uralkali JSC GDR (Reg. S)	137,900	4,900,966
Yara International ASA	153,500	6,176,731
		141,017,328
Specialty Chemicals - 0.0%
Johnson Matthey PLC	2,600	84,042
LyondellBasell Industries NV Class A	1,700	73,270
OMNOVA Solutions, Inc. (a)	31,301	155,253
Umicore SA	500	23,246
		335,811
TOTAL CHEMICALS		141,590,353
CONSTRUCTION & ENGINEERING - 0.2%
Construction & Engineering - 0.2%
Fluor Corp.	13,400	753,616
Foster Wheeler AG (a)	32,300	725,458
		1,479,074
CONSTRUCTION MATERIALS - 0.0%
Construction Materials - 0.0%
Cemex SA de CV sponsored ADR (e)	5,600	38,136
Common Stocks - continued
	Shares	Value
CONTAINERS & PACKAGING - 0.3%
Paper Packaging - 0.3%
Greatview Aseptic Pack Co. Ltd. (a)	2,810,000	$ 1,058,019
Rock-Tenn Co. Class A	18,900	1,169,154
Smurfit Kappa Group PLC (a)	6,900	57,759
		2,284,932
ELECTRICAL EQUIPMENT - 0.7%
Electrical Components & Equipment - 0.7%
Regal-Beloit Corp.	98,302	5,580,605
ENERGY EQUIPMENT & SERVICES - 3.5%
Oil & Gas Drilling - 1.9%
Cathedral Energy Services Ltd.	96,370	687,156
Ensco International Ltd. ADR	16,700	879,088
Nabors Industries Ltd. (a)	5,000	93,100
Noble Corp.	133,100	4,637,204
Ocean Rig UDW, Inc. (United States)	15,000	228,900
PHX Energy Services Corp.	3,600	35,650
Rowan Companies, Inc. (a)	13,400	455,734
Transocean Ltd. (United States)	34,200	1,617,660
Trinidad Drilling Ltd.	337,171	2,256,213
Tuscany International Drilling, Inc. (a)	755,000	527,051
Unit Corp. (a)	9,700	438,925
Vantage Drilling Co. (a)	2,135,982	2,648,618
		14,505,299
Oil & Gas Equipment & Services - 1.6%
Aker Solutions ASA	2,000	24,525
Baker Hughes, Inc.	30,580	1,502,395
Cal Dive International, Inc. (a)	87,700	263,977
Cameron International Corp. (a)	4,900	260,680
Compagnie Generale de Geophysique SA (a)	50,500	1,413,359
Halliburton Co.	63,200	2,324,496
ION Geophysical Corp. (a)	617,000	4,584,310
McDermott International, Inc. (a)	62,200	756,352
National Oilwell Varco, Inc.	6,000	443,880
Saipem SpA	10,459	489,465
Schlumberger Ltd.	700	52,619
		12,116,058
TOTAL ENERGY EQUIPMENT & SERVICES		26,621,357
Common Stocks - continued
	Shares	Value
FOOD PRODUCTS - 3.4%
Agricultural Products - 3.4%
Archer Daniels Midland Co.	536,800	$ 15,368,584
Bunge Ltd.	119,000	6,815,130
China Agri-Industries Holding Ltd.	1,571,000	1,274,181
Corn Products International, Inc.	500	27,745
Cosan Ltd. Class A	66,400	852,576
Golden Agri-Resources Ltd.	716,000	418,381
IOI Corp. Bhd	35,500	63,028
Kuala Lumpur Kepong Bhd	7,500	63,373
Viterra, Inc.	33,300	358,322
Wilmar International Ltd.	45,000	191,398
		25,432,718
MACHINERY - 1.2%
Construction & Farm Machinery & Heavy Trucks - 1.2%
Cummins, Inc.	21,400	2,225,600
Deere & Co.	450	38,768
Fiat Industrial SpA (a)	342,500	3,355,317
Jain Irrigation Systems Ltd.	1,055,516	2,032,585
Jain Irrigation Systems Ltd. DVR (a)	59,890	44,269
Joy Global, Inc.	12,650	1,147,229
		8,843,768
METALS & MINING - 34.9%
Aluminum - 0.3%
Alcoa, Inc.	204,400	2,076,704
Diversified Metals & Mining - 14.9%
Anglo American PLC (United Kingdom)	280,451	11,597,838
BHP Billiton PLC	1,220,314	41,028,301
Copper Mountain Mining Corp. (a)	669,400	3,484,685
Eurasian Natural Resources Corp. PLC	31,500	342,792
First Quantum Minerals Ltd.	152,900	3,348,476
Freeport-McMoRan Copper & Gold, Inc.	206,900	9,560,849
Glencore International PLC	41,300	267,645
Grupo Mexico SA de CV Series B	89,411	284,702
Horsehead Holding Corp. (a)	21,000	228,480
Ivanhoe Australia Ltd. (a)	248,448	497,173
Ivanhoe Mines Ltd. (a)	126,840	2,045,378
Jiangxi Copper Co. Ltd. (H Shares)	65,000	165,449
Kazakhmys PLC	42,400	759,102
Lynas Corp. Ltd. (a)(e)	385,000	541,549
Mitsubishi Materials Corp.	19,000	59,320
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Diversified Metals & Mining - continued
Norilsk Nickel OJSC sponsored ADR	1,700	$ 32,589
Rio Tinto PLC	370,987	22,351,595
Sterlite Industries (India) Ltd.	148,488	343,512
Sumitomo Metal Mining Co. Ltd.	101,000	1,456,107
Teck Resources Ltd. Class B (sub. vtg.)	121,700	5,160,493
Vedanta Resources PLC	3,500	65,916
Walter Energy, Inc.	25,900	1,790,467
Xstrata PLC	449,891	7,618,508
		113,030,926
Gold - 12.2%
Agnico-Eagle Mines Ltd. (Canada)	178,100	6,676,419
AngloGold Ashanti Ltd. sponsored ADR	152,900	7,002,820
Barrick Gold Corp.	374,200	18,457,175
Centerra Gold, Inc.	45,200	894,759
Compania de Minas Buenaventura SA sponsored ADR	32,600	1,398,540
Eldorado Gold Corp.	129,800	1,966,255
European Goldfields Ltd. (a)	54,500	696,774
Franco-Nevada Corp.	12,700	573,732
Gold Fields Ltd. sponsored ADR	167,100	2,745,453
Goldcorp, Inc.	323,700	15,656,395
Harmony Gold Mining Co. Ltd. sponsored ADR (e)	158,500	1,911,510
IAMGOLD Corp.	97,900	1,633,375
Kingsgate Consolidated NL	309,515	2,513,646
Kinross Gold Corp.	493,705	5,578,337
Kinross Gold Corp. warrants 9/17/14 (a)	2,772	3,096
New Gold, Inc. (a)	160,700	1,881,444
Newcrest Mining Ltd.	265,554	9,506,077
Newmont Mining Corp.	118,400	7,279,232
Osisko Mining Corp. (a)	85,300	1,017,390
Randgold Resources Ltd. sponsored ADR	22,200	2,539,902
Yamana Gold, Inc.	137,700	2,382,543
Zijin Mining Group Co. Ltd. (H Shares)	1,568,000	689,453
		93,004,327
Precious Metals & Minerals - 1.3%
African Minerals Ltd. (a)	553,700	4,384,972
Anglo Platinum Ltd.	5,600	396,838
Aquarius Platinum Ltd. (United Kingdom)	492,800	1,324,193
Impala Platinum Holdings Ltd.	3,650	80,159
Lonmin PLC	10,422	169,507
Northam Platinum Ltd.	30,500	131,476
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Precious Metals & Minerals - continued
Pan American Silver Corp.	53,600	$ 1,226,368
Polymetal International PLC	650	11,647
Silver Wheaton Corp.	66,700	2,379,316
		10,104,476
Steel - 6.2%
Allegheny Technologies, Inc.	22,400	1,016,736
ArcelorMittal SA Class A unit (e)	188,400	3,865,968
China Steel Corp.	1,160,260	1,148,695
Cliffs Natural Resources, Inc.	25,400	1,835,150
Commercial Metals Co.	2,250	32,265
Fortescue Metals Group Ltd.	1,577,306	8,456,064
Gerdau SA sponsored ADR	194,200	1,844,900
Hyundai Steel Co.	8,903	859,971
JFE Holdings, Inc.	12,000	214,089
Jindal Steel & Power Ltd.	91,751	1,003,860
JSW Steel Ltd.	14,016	198,004
Kobe Steel Ltd.	160,000	262,364
London Mining PLC (a)	279,400	1,191,105
Maanshan Iron & Steel Ltd. (H Shares)	171,000	59,093
Magnitogorsk Iron & Steel Works OJSC unit	47,700	283,815
Nippon Steel Corp.	289,000	708,947
Nucor Corp.	39,400	1,752,906
OneSteel Ltd.	396,960	311,845
POSCO	16,144	5,940,724
Reliance Steel & Aluminum Co.	1,050	55,860
Tata Steel Ltd.	53,417	486,325
Thyssenkrupp AG (e)	77,300	2,190,935
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	37,700	252,887
Vale SA (PN-A) sponsored ADR	491,500	11,899,215
Voestalpine AG	16,400	537,654
Yamato Kogyo Co. Ltd.	9,100	286,143
		46,695,520
TOTAL METALS & MINING		264,911,953
OIL, GAS & CONSUMABLE FUELS - 32.7%
Coal & Consumable Fuels - 1.5%
Alpha Natural Resources, Inc. (a)	253,237	5,095,128
Arch Coal, Inc.	5,400	77,922
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Coal & Consumable Fuels - continued
Banpu PCL (For. Reg.)	8,950	$ 170,394
China Coal Energy Co. Ltd. (H Shares)	61,000	76,611
CONSOL Energy, Inc.	8,500	303,790
Paladin Energy Ltd.:
(Australia) (a)	93,842	183,306
(Canada) (a)	271,500	527,973
Peabody Energy Corp.	157,000	5,352,130
Uranium One, Inc. (a)	35,300	90,120
		11,877,374
Integrated Oil & Gas - 21.4%
BG Group PLC	324,550	7,288,744
BP PLC	1,798,400	13,530,338
Cenovus Energy, Inc.	32,600	1,189,563
Chevron Corp.	195,400	20,141,832
China Petroleum & Chemical Corp. (H Shares)	116,000	139,967
ConocoPhillips	101,400	6,916,494
ENI SpA	230,727	5,111,796
Exxon Mobil Corp.	403,861	33,819,320
Gazprom OAO sponsored ADR	575,000	6,928,750
Hess Corp.	47,100	2,651,730
Imperial Oil Ltd.	600	28,589
InterOil Corp. (a)(e)	78,100	5,240,510
Lukoil Oil Co. sponsored ADR	39,900	2,327,766
Murphy Oil Corp.	11,800	703,280
Occidental Petroleum Corp.	78,700	7,851,899
Origin Energy Ltd.	148,959	2,175,936
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (e)	392,900	10,973,697
PTT PCL (For. Reg.)	1,550	17,005
Repsol YPF SA	75,771	2,081,198
Royal Dutch Shell PLC Class A (United Kingdom)	601,650	21,347,321
StatoilHydro ASA	8,300	208,956
Suncor Energy, Inc.	208,432	7,179,498
Total SA	86,455	4,581,917
		162,436,106
Oil & Gas Exploration & Production - 8.2%
Anadarko Petroleum Corp.	51,300	4,140,936
Apache Corp.	70,000	6,921,600
Bonavista Energy Corp. (e)	32,600	736,040
C&C Energia Ltd. (a)	34,000	293,972
Cabot Oil & Gas Corp.	127,500	4,067,250
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Canadian Natural Resources Ltd.	104,200	$ 4,127,473
Chesapeake Energy Corp.	75,100	1,586,863
Cimarex Energy Co.	4,000	233,520
CNOOC Ltd.	120,000	244,466
CNOOC Ltd. sponsored ADR	16,000	3,254,400
Concho Resources, Inc. (a)	2,800	298,648
Denbury Resources, Inc. (a)	39,000	735,540
Devon Energy Corp.	16,000	1,020,960
Double Eagle Petroleum Co. (a)	94,370	625,673
Encana Corp.	12,200	233,719
EOG Resources, Inc.	2,800	297,192
EXCO Resources, Inc.	21,900	172,134
Gran Tierra Energy, Inc. (Canada) (a)	52,500	299,476
INPEX Corp.	125	852,683
Japan Petroleum Exploration Co. Ltd.	36,000	1,591,499
Marathon Oil Corp.	67,800	2,128,242
Newfield Exploration Co. (a)	13,700	517,997
Nexen, Inc.	318,700	5,711,333
Niko Resources Ltd.	50,800	2,481,867
Noble Energy, Inc.	18,200	1,832,194
Northern Oil & Gas, Inc. (a)(e)	30,000	750,000
NOVATEK OAO GDR	7,100	956,370
Oasis Petroleum, Inc. (a)	7,050	237,867
OGX Petroleo e Gas Participacoes SA (a)	134,300	1,272,130
Pacific Rubiales Energy Corp.	3,400	85,547
Painted Pony Petroleum Ltd. (a)(f)	15,000	125,056
Painted Pony Petroleum Ltd. Class A (a)	103,500	862,887
Petrobank Energy & Resources Ltd. (a)	3,800	52,902
Petrominerales Ltd.	146,026	3,047,942
Pioneer Natural Resources Co.	13,100	1,300,830
PTT Exploration and Production PCL (For. Reg.)	3,200	18,277
QEP Resources, Inc.	16,600	475,424
Santos Ltd.	10,600	151,465
SM Energy Co.	13,000	943,540
Southwestern Energy Co. (a)	38,700	1,205,118
Stone Energy Corp. (a)	2,750	77,138
Talisman Energy, Inc.	387,800	4,633,103
Tullow Oil PLC	12,000	262,877
Ultra Petroleum Corp. (a)	13,500	324,405
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Whiting Petroleum Corp. (a)	11,700	$ 586,053
Woodside Petroleum Ltd.	9,709	352,605
		62,127,213
Oil & Gas Refining & Marketing - 1.6%
CVR Energy, Inc. (a)	166,600	4,155,004
HollyFrontier Corp.	8,000	234,720
Marathon Petroleum Corp.	99,100	3,787,602
Valero Energy Corp.	173,100	4,152,669
		12,329,995
TOTAL OIL, GAS & CONSUMABLE FUELS		248,770,688
PAPER & FOREST PRODUCTS - 1.9%
Forest Products - 0.0%
Duratex SA	19,500	109,264
Paper Products - 1.9%
Empresas CMPC SA	773,012	3,089,846
Fibria Celulose SA sponsored ADR (e)	149,889	1,197,613
International Paper Co.	127,500	3,970,350
MeadWestvaco Corp.	250	7,360
Nine Dragons Paper (Holdings) Ltd.	1,739,000	1,172,750
Nippon Paper Group, Inc. (e)	76,100	1,629,217
Oji Paper Co. Ltd.	156,000	802,204
Sappi Ltd. (a)	24,704	81,527
Stora Enso Oyj (R Shares)	106,000	754,216
Suzano Papel e Celulose SA	38,725	164,014
UPM-Kymmene Corp.	130,200	1,668,892
		14,537,989
TOTAL PAPER & FOREST PRODUCTS		14,647,253
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Specialized REITs - 0.0%
Weyerhaeuser Co.	1,685	33,734
SPECIALTY RETAIL - 0.3%
Specialty Stores - 0.3%
Tsutsumi Jewelry Co. Ltd.	95,500	2,281,326
Common Stocks - continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 0.9%
Trading Companies & Distributors - 0.9%
Marubeni Corp.	112,000	$ 772,819
Mitsubishi Corp.	262,400	5,986,011
		6,758,830
TOTAL COMMON STOCKS (Cost $731,459,154)		749,274,727
Convertible Bonds - 0.0%
Principal Amount (d)
PAPER & FOREST PRODUCTS - 0.0%
Paper Products - 0.0%
Suzano Papel e Celulose SA 4.5% 12/16/13 (Cost $377,129)	BRL	572,000	313,975
Money Market Funds - 4.5%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	12,094,924	12,094,924
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	21,997,323	21,997,323
TOTAL MONEY MARKET FUNDS (Cost $34,092,247)		34,092,247
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $765,928,530)		783,680,949
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(23,403,230)
NET ASSETS - 100%		$ 760,277,719
Currency Abbreviations
BRL	-	Brazilian real
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $125,056 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 837
Fidelity Securities Lending Cash Central Fund	80,108
Total	$ 80,945
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 749,274,727	$ 612,464,497	$ 136,810,230	$ -
Convertible Bonds	313,975	-	-	313,975
Money Market Funds	34,092,247	34,092,247	-	-
Total Investments in Securities:	$ 783,680,949	$ 646,556,744	$ 136,810,230	$ 313,975
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,272,029
Total Realized Gain (Loss)	(2,861,089)
Total Unrealized Gain (Loss)	2,142,147
Cost of Purchases	-
Proceeds of Sales	(239,112)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 313,975
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ (2,637)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $770,946,175. Net unrealized appreciation aggregated $12,734,774, of which $75,856,072 related to appreciated investment securities and $63,121,298 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Capital Appreciation Fund

January 31, 2012

1.813010.107

IVF-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
Australia - 1.0%
Atlas Iron Ltd.	894,109	$ 2,942,477
Fortescue Metals Group Ltd.	614,047	3,291,955
TOTAL AUSTRALIA		6,234,432
Belgium - 1.3%
Anheuser-Busch InBev SA NV	79,859	4,855,147
Umicore SA	67,999	3,161,347
TOTAL BELGIUM		8,016,494
Bermuda - 1.0%
Credicorp Ltd. (NY Shares)	27,900	3,171,114
Petra Diamonds Ltd. (a)	1,455,016	2,958,106
TOTAL BERMUDA		6,129,220
Brazil - 4.5%
BR Malls Participacoes SA	291,300	3,179,425
Brasil Foods SA sponsored ADR	168,600	3,377,058
Cia.Hering SA	129,800	3,120,192
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	102,000	3,711,780
Iguatemi Empresa de Shopping Centers SA	142,000	3,024,164
Itau Unibanco Banco Multiplo SA sponsored ADR	243,100	4,852,276
Multiplan Empreendimentos Imobiliarios SA	135,500	3,102,106
Souza Cruz Industria e Comerico	230,000	2,993,475
TOTAL BRAZIL		27,360,476
Canada - 2.0%
Canadian National Railway Co.	57,500	4,336,799
First Quantum Minerals Ltd.	143,700	3,146,998
Potash Corp. of Saskatchewan, Inc.	100,700	4,717,912
TOTAL CANADA		12,201,709
Cayman Islands - 3.4%
Baidu.com, Inc. sponsored ADR (a)	21,900	2,792,688
Belle International Holdings Ltd.	2,053,000	3,335,521
Golden Eagle Retail Group Ltd. (H Shares)	1,302,000	2,985,018
Hengdeli Holdings Ltd.	7,698,000	2,958,001
Intime Department Store Group Co. Ltd.	2,552,500	3,100,422
Kingdee International Software Group Co. Ltd.	9,402,000	2,800,505
SINA Corp. (a)(d)	43,600	3,063,772
TOTAL CAYMAN ISLANDS		21,035,927
Chile - 0.5%
Banco Santander Chile sponsored ADR	38,200	3,113,300
Curacao - 0.5%
Schlumberger Ltd.	36,900	2,773,773

	Shares	Value
Denmark - 0.8%
Novo Nordisk A/S Series B sponsored ADR	41,700	$ 4,969,806
Finland - 1.0%
Kone Oyj (B Shares)	54,000	2,939,591
Nokian Tyres PLC	85,600	3,057,642
TOTAL FINLAND		5,997,233
France - 7.7%
Air Liquide SA	33,900	4,266,347
Atos Origin SA	56,917	2,860,161
BNP Paribas SA	114,491	4,847,359
Casino Guichard Perrachon SA	32,751	2,912,894
Christian Dior SA	24,012	3,398,183
Danone	69,600	4,295,407
Edenred	113,000	2,743,137
LVMH Moet Hennessy - Louis Vuitton SA	29,809	4,819,001
Pernod Ricard SA	35,400	3,398,062
PPR SA	20,600	3,241,336
Remy Cointreau SA	34,200	3,010,904
Schneider Electric SA	69,094	4,290,839
Technip SA	32,500	3,048,701
TOTAL FRANCE		47,132,331
Germany - 4.5%
BASF AG	76,695	5,896,411
Bayerische Motoren Werke AG (BMW)	49,059	4,195,862
Delticom AG	30,296	3,025,815
Henkel AG & Co. KGaA	67,400	3,501,550
SAP AG	85,536	5,171,261
Siemens AG sponsored ADR	64,000	6,034,560
TOTAL GERMANY		27,825,459
India - 4.8%
Asian Paints India Ltd.	54,395	3,290,505
Bajaj Auto Ltd.	97,123	3,140,928
HDFC Bank Ltd.	374,433	3,700,454
ITC Ltd.	742,542	3,058,496
Jubilant Foodworks Ltd. (a)	170,089	3,241,704
Larsen & Toubro Ltd.	122,311	3,237,913
Smithkline Beecham Consumer Healthcare Ltd.	57,605	2,995,658
Tata Motors Ltd.	711,370	3,501,897
Titan Industries Ltd.	768,329	3,149,970
TOTAL INDIA		29,317,525
Indonesia - 3.9%
PT ACE Hardware Indonesia Tbk	6,961,000	3,213,373
PT Astra International Tbk	406,500	3,567,623
PT Bank Rakyat Indonesia Tbk	3,996,000	3,044,791
PT Global Mediacom Tbk	25,358,000	3,130,974
PT Gudang Garam Tbk	409,500	2,596,392
PT Kalbe Farma Tbk	6,701,000	2,627,485
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Mitra Adiperkasa Tbk	4,510,500	$ 2,859,835
PT Modern Internasional Tbk	8,164,500	2,792,648
TOTAL INDONESIA		23,833,121
Ireland - 0.9%
Accenture PLC Class A	51,000	2,924,340
Kenmare Resources PLC (a)	3,755,685	2,826,303
TOTAL IRELAND		5,750,643
Israel - 0.5%
Check Point Software Technologies Ltd. (a)	51,900	2,921,451
Italy - 2.0%
Prada SpA	597,600	2,858,832
Saipem SpA	69,763	3,264,800
Salvatore Ferragamo Italia SpA (a)	180,500	3,028,970
Tod's SpA	33,014	2,962,193
TOTAL ITALY		12,114,795
Japan - 8.8%
Canon, Inc. sponsored ADR	108,309	4,641,041
Fanuc Corp.	26,500	4,453,168
Fast Retailing Co. Ltd.	17,000	3,378,591
Japan Tobacco, Inc.	713	3,507,477
Keyence Corp.	12,700	3,163,754
Komatsu Ltd.	143,300	4,039,770
Makita Corp.	86,100	3,249,504
Mitsubishi Corp.	192,400	4,389,133
Mitsui & Co. Ltd.	253,200	4,298,056
Nabtesco Corp.	148,100	3,147,344
Rakuten, Inc.	2,848	2,873,032
SMC Corp.	20,400	3,540,496
Sysmex Corp.	85,900	2,835,162
THK Co. Ltd.	139,700	3,001,818
Unicharm Corp.	59,200	3,110,272
TOTAL JAPAN		53,628,618
Korea (South) - 0.7%
Hyundai Department Store Co. Ltd.	572	93,189
Hyundai Motor Co.	20,938	4,119,508
TOTAL KOREA (SOUTH)		4,212,697
Malaysia - 0.4%
Parkson Holdings Bhd	1,433,200	2,662,364
Mexico - 0.5%
Grupo Mexico SA de CV Series B	967,800	3,081,667
Netherlands - 1.2%
ING Groep NV sponsored ADR (a)	486,996	4,436,534
LyondellBasell Industries NV Class A	69,400	2,991,140
TOTAL NETHERLANDS		7,427,674

	Shares	Value
Nigeria - 0.9%
Guaranty Trust Bank PLC GDR (Reg. S)	586,964	$ 2,758,731
Guinness Nigeria PLC	1,929,172	2,753,395
TOTAL NIGERIA		5,512,126
Portugal - 0.4%
Jeronimo Martins SGPS SA (a)	163,205	2,724,868
Russia - 1.7%
Magnit OJSC GDR (Reg. S)	129,105	3,316,707
Sberbank (Savings Bank of the Russian Federation)	1,304,300	3,886,830
TNK-BP Holding (a)	1,198,100	3,448,600
TOTAL RUSSIA		10,652,137
South Africa - 1.6%
Mr Price Group Ltd.	263,700	2,909,274
Naspers Ltd. Class N	75,900	3,803,641
Shoprite Holdings Ltd.	183,400	3,050,176
TOTAL SOUTH AFRICA		9,763,091
Spain - 0.6%
Inditex SA	40,200	3,507,059
Sweden - 1.1%
Atlas Copco AB (A Shares)	171,000	4,065,084
Swedish Match Co. AB	85,000	2,960,379
TOTAL SWEDEN		7,025,463
Switzerland - 4.3%
Compagnie Financiere Richemont SA Series A	74,546	4,220,426
Dufry AG (a)	26,520	3,011,508
Nestle SA	184,775	10,591,558
Swatch Group AG (Bearer)	8,510	3,586,176
UBS AG (NY Shares) (a)	377,700	5,132,943
TOTAL SWITZERLAND		26,542,611
Thailand - 0.9%
C.P. Seven Eleven PCL (For. Reg.)	1,683,600	3,178,141
Siam Makro PCL (For. Reg.)	305,400	2,522,827
TOTAL THAILAND		5,700,968
Turkey - 0.6%
Turkiye Garanti Bankasi A/S	937,909	3,388,697
United Kingdom - 16.7%
Anglo American PLC (United Kingdom)	128,700	5,322,291
Antofagasta PLC	155,500	3,168,729
Barclays PLC sponsored ADR	360,700	4,880,271
BG Group PLC	268,653	6,033,409
BHP Billiton PLC ADR	161,357	10,864,167
British American Tobacco PLC (United Kingdom)	196,800	9,063,435
Burberry Group PLC	157,600	3,333,227
Diageo PLC sponsored ADR	58,000	5,138,220
Imperial Tobacco Group PLC	122,189	4,371,336
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Johnson Matthey PLC	96,449	$ 3,117,594
Meggitt PLC	524,800	3,002,318
Reckitt Benckiser Group PLC	78,900	4,197,934
Rolls-Royce Group PLC	302,800	3,509,900
Royal Dutch Shell PLC Class B	331,973	12,134,187
SABMiller PLC	116,200	4,409,799
Standard Chartered PLC (United Kingdom)	221,082	5,344,843
The Weir Group PLC	94,400	2,908,540
Unilever PLC	211,600	6,839,124
Xstrata PLC	263,526	4,462,581
TOTAL UNITED KINGDOM		102,101,905
United States of America - 15.9%
Acme Packet, Inc. (a)	91,900	2,686,237
Allergan, Inc.	30,700	2,698,837
Apple, Inc. (a)	6,045	2,759,422
Caterpillar, Inc.	25,200	2,749,824
CF Industries Holdings, Inc.	15,600	2,767,128
Citrix Systems, Inc. (a)	40,300	2,627,963
Coach, Inc.	40,400	2,830,020
Cummins, Inc.	25,800	2,683,200
EMC Corp. (a)	111,707	2,877,572
Freeport-McMoRan Copper & Gold, Inc.	61,954	2,862,894
Google, Inc. Class A (a)	4,800	2,784,528
Halliburton Co.	73,800	2,714,364
Joy Global, Inc.	30,700	2,784,183
JPMorgan Chase & Co.	74,494	2,778,626
Las Vegas Sands Corp.	55,985	2,749,423
Lorillard, Inc.	23,400	2,512,926
MasterCard, Inc. Class A	7,800	2,773,446
Mead Johnson Nutrition Co. Class A	37,500	2,778,375
National Oilwell Varco, Inc.	34,500	2,552,310
NIKE, Inc. Class B	26,100	2,714,139
Oracle Corp.	95,400	2,690,280
Perrigo Co.	26,300	2,514,280
Philip Morris International, Inc.	67,500	5,046,975
Rackspace Hosting, Inc. (a)	59,483	2,582,157
salesforce.com, Inc. (a)	23,700	2,768,160
The Coca-Cola Co.	37,700	2,545,881
The Mosaic Co.	49,616	2,777,008
Tiffany & Co., Inc.	44,181	2,818,748
TJX Companies, Inc.	41,100	2,800,554
Union Pacific Corp.	22,100	2,526,251
United Technologies Corp.	35,378	2,771,866
Visa, Inc. Class A	26,300	2,646,832
Wells Fargo & Co.	90,452	2,642,103

	Shares	Value
Yahoo!, Inc. (a)	166,900	$ 2,581,943
Yum! Brands, Inc.	43,830	2,775,754
TOTAL UNITED STATES OF AMERICA		97,174,209
TOTAL COMMON STOCKS (Cost $555,416,155)		591,833,849
Preferred Stocks - 2.1%

Convertible Preferred Stocks - 0.5%
United States of America - 0.5%
Citigroup, Inc. 7.50%	31,500	2,918,790
Nonconvertible Preferred Stocks - 1.6%
Germany - 1.1%
Hugo Boss AG (non-vtg.)	34,100	3,039,565
Volkswagen AG	21,900	3,876,980
TOTAL GERMANY		6,916,545
Italy - 0.5%
Fiat Industrial SpA (a)	444,633	3,160,766
TOTAL NONCONVERTIBLE PREFERRED STOCKS		10,077,311
TOTAL PREFERRED STOCKS (Cost $12,843,420)		12,996,101
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 0.12% (b)	14,468,012	14,468,012
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	2,754,227	2,754,227
TOTAL MONEY MARKET FUNDS (Cost $17,222,239)		17,222,239
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $585,481,814)	622,052,189
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(9,106,155)
NET ASSETS - 100%	$ 612,946,034
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,602
Fidelity Securities Lending Cash Central Fund	13,248
Total	$ 14,850
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 102,101,905	$ 74,065,159	$ 28,036,746	$ -
United States of America	100,092,999	100,092,999	-	-
Japan	53,628,618	53,628,618	-	-
France	47,132,331	47,132,331	-	-
Germany	34,742,004	29,570,743	5,171,261	-
India	29,317,525	25,617,071	3,700,454	-
Brazil	27,360,476	27,360,476	-	-
Switzerland	26,542,611	26,542,611	-	-
Indonesia	23,833,121	23,833,121	-	-
Other	160,078,360	155,223,213	4,855,147	-
Money Market Funds	17,222,239	17,222,239	-	-
Total Investments in Securities:	$ 622,052,189	$ 580,288,581	$ 41,763,608	$ -
Transfers from Level 2 to Level 1 during the period were $97,167,905.
Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $591,052,997. Net unrealized appreciation aggregated $30,999,192, of which $61,246,862 related to appreciated investment securities and $30,247,670 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® International
Discovery Fund:
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Discovery Fund

1.844601.105

AIGI-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
Australia - 4.3%
Australia & New Zealand Banking Group Ltd.	4,456,031	$ 101,280
Commonwealth Bank of Australia	1,268,063	68,197
Fortescue Metals Group Ltd.	3,503,390	18,782
Newcrest Mining Ltd.	1,658,172	59,358
Origin Energy Ltd.	1,649,804	24,100
Ramsay Health Care Ltd.	893,517	18,004
Spark Infrastructure Group unit (f)	14,882,292	21,092
WorleyParsons Ltd.	1,597,555	46,283
TOTAL AUSTRALIA		357,096
Bailiwick of Jersey - 2.8%
Experian PLC	5,809,600	78,695
Shire PLC	2,837,600	94,212
Wolseley PLC	1,695,664	58,712
TOTAL BAILIWICK OF JERSEY		231,619
Belgium - 0.4%
Anheuser-Busch InBev SA NV	542,427	32,978
Bermuda - 1.0%
African Minerals Ltd. (a)	2,964,821	23,480
Cheung Kong Infrastructure Holdings Ltd.	6,530,000	37,175
Li & Fung Ltd.	11,502,000	25,154
TOTAL BERMUDA		85,809
Brazil - 1.7%
Arezzo Industria e Comercio SA	849,800	14,222
Qualicorp SA	4,305,000	42,602
Souza Cruz Industria e Comerico	2,834,300	36,889
TIM Participacoes SA sponsored ADR	1,750,349	50,498
TOTAL BRAZIL		144,211
British Virgin Islands - 0.6%
Arcos Dorados Holdings, Inc.	731,300	15,723
Mail.ru Group Ltd. GDR (Reg. S) (a)	990,700	32,693
TOTAL BRITISH VIRGIN ISLANDS		48,416
Canada - 1.3%
Canadian Natural Resources Ltd.	573,500	22,717
InterOil Corp. (a)(d)	204,400	13,715
Open Text Corp. (a)	769,600	39,004
Common Stocks - continued
	Shares	Value (000s)
Canada - continued
Potash Corp. of Saskatchewan, Inc.	446,900	$ 20,938
Trinidad Drilling Ltd.	2,154,700	14,418
TOTAL CANADA		110,792
Cayman Islands - 1.7%
Baidu.com, Inc. sponsored ADR (a)	195,800	24,968
Belle International Holdings Ltd.	21,595,000	35,086
Biostime International Holdings Ltd.	8,183,000	15,490
China Kanghui Holdings sponsored ADR (a)(d)	1,747,000	30,398
Sands China Ltd.	5,505,200	18,634
Shenguan Holdings Group Ltd.	35,412,000	20,137
TOTAL CAYMAN ISLANDS		144,713
Denmark - 2.0%
Novo Nordisk A/S Series B	819,389	97,367
William Demant Holding A/S (a)	834,000	69,073
TOTAL DENMARK		166,440
Finland - 0.2%
Amer Group PLC (A Shares)	1,325,300	16,814
France - 8.3%
Air Liquide SA	307,100	38,649
Arkema SA	436,670	35,285
Atos Origin SA	434,056	21,812
AXA SA	4,063,402	61,677
BNP Paribas SA	1,725,766	73,066
Danone	605,200	37,350
Iliad SA	562,514	67,968
JC Decaux SA (a)	547,328	13,877
LVMH Moet Hennessy - Louis Vuitton SA	477,465	77,188
PPR SA	398,700	62,734
Sanofi-aventis	953,011	70,654
Schneider Electric SA	1,619,400	100,567
Unibail-Rodamco	118,400	22,734
TOTAL FRANCE		683,561
Germany - 6.1%
Aareal Bank AG (a)	1,044,895	23,814
Allianz AG	262,417	28,852
BASF AG	446,709	34,344
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
Bayer AG	767,558	$ 53,750
Bayerische Motoren Werke AG (BMW)	834,676	71,387
Fresenius Medical Care AG & Co. KGaA	940,100	67,206
GEA Group AG	992,880	31,888
Gerry Weber International AG (Bearer)	320,600	10,865
GSW Immobilien AG	278,800	8,639
HeidelbergCement Finance AG	1,224,900	60,199
Kabel Deutschland Holding AG (a)	464,400	24,211
Lanxess AG	329,400	21,454
MTU Aero Engines Holdings AG	372,200	25,952
SAP AG	488,764	29,549
Wirecard AG	795,427	14,295
TOTAL GERMANY		506,405
Hong Kong - 1.8%
AIA Group Ltd.	13,058,400	43,611
China Unicom Ltd.	19,954,000	36,726
Techtronic Industries Co. Ltd.	65,201,500	72,472
TOTAL HONG KONG		152,809
India - 2.2%
Apollo Hospitals Enterprise Ltd.	1,327,029	16,084
Axis Bank Ltd.	806,982	17,521
Bharti Airtel Ltd.	5,744,231	42,425
Housing Development Finance Corp. Ltd.	3,327,565	46,898
Larsen & Toubro Ltd.	812,677	21,514
The Jammu & Kashmir Bank Ltd.	545,569	9,140
Titan Industries Ltd.	6,456,377	26,470
TOTAL INDIA		180,052
Indonesia - 0.8%
PT Astra International Tbk	1,897,000	16,649
PT Media Nusantara Citra Tbk	74,826,000	11,236
PT Sarana Menara Nusantara Tbk (a)	13,136,500	16,731
PT Tower Bersama Infrastructure Tbk	55,223,500	14,743
PT XL Axiata Tbk	5,489,000	2,732
TOTAL INDONESIA		62,091
Ireland - 1.5%
Accenture PLC Class A	723,300	41,474
Common Stocks - continued
	Shares	Value (000s)
Ireland - continued
James Hardie Industries NV CDI	6,070,470	$ 45,691
Paddy Power PLC (Ireland)	728,700	40,393
TOTAL IRELAND		127,558
Israel - 0.5%
Check Point Software Technologies Ltd. (a)	743,300	41,840
Italy - 1.4%
Fiat Industrial SpA (a)	1,710,200	16,754
Prada SpA	4,029,100	19,275
Saipem SpA	1,642,059	76,846
TOTAL ITALY		112,875
Japan - 14.3%
ABC-Mart, Inc.	1,529,000	54,717
Aozora Bank Ltd.	11,995,000	33,359
Asics Corp.	1,871,400	21,211
Calbee, Inc. (d)	700,800	34,199
Cosmos Pharmaceutical Corp.	859,200	40,407
Credit Saison Co. Ltd.	2,631,100	53,533
CyberAgent, Inc.	7,246	21,197
Digital Garage, Inc. (a)	5,496	15,934
Don Quijote Co. Ltd.	1,716,200	63,758
Fanuc Corp.	431,400	72,494
Fast Retailing Co. Ltd.	114,100	22,676
Honda Motor Co. Ltd.	1,545,800	53,341
Japan Retail Fund Investment Corp.	6,725	9,748
Japan Tobacco, Inc.	7,662	37,692
JS Group Corp.	1,856,500	38,382
JSR Corp.	2,283,400	46,668
Kakaku.com, Inc.	810,600	26,265
KDDI Corp.	7,108	45,037
Keyence Corp.	192,600	47,979
Mitsubishi Corp.	2,574,400	58,729
Mitsubishi Estate Co. Ltd.	1,553,000	24,793
Mitsubishi UFJ Financial Group, Inc.	15,161,400	70,043
Nexon Co. Ltd.	386,400	5,652
ORIX Corp.	1,321,050	123,561
Rakuten, Inc.	76,332	77,003
Sanrio Co. Ltd.	329,400	14,757
SMC Corp.	147,600	25,617
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
So-net M3, Inc.	5,296	$ 22,892
Start Today Co. Ltd. (d)	1,226,100	23,933
TOTAL JAPAN		1,185,577
Korea (South) - 3.2%
Asia Pacific Systems, Inc. (a)	664,537	7,513
Hyundai Motor Co.	238,077	46,841
ICD Co. Ltd. (a)	160,811	7,530
Kia Motors Corp.	453,500	27,252
LG Household & Health Care Ltd.	66,824	28,437
NCsoft Corp.	73,550	19,283
NHN Corp. (a)	64,289	12,134
Orion Corp.	90,667	55,211
Samsung Electronics Co. Ltd.	64,872	63,933
TOTAL KOREA (SOUTH)		268,134
Luxembourg - 1.3%
Brait SA (a)	5,949,360	15,220
Millicom International Cellular SA (d)	190,400	18,846
Millicom International Cellular SA (depositary receipt)	477,100	47,170
Samsonite International SA	14,826,300	23,477
TOTAL LUXEMBOURG		104,713
Mexico - 0.5%
Wal-Mart de Mexico SA de CV Series V	12,344,000	38,132
Netherlands - 4.6%
AEGON NV (a)	5,028,800	24,429
ASML Holding NV	1,588,400	68,285
Gemalto NV	1,818,979	97,616
ING Groep NV (Certificaten Van Aandelen) (a)	9,858,700	89,940
NXP Semiconductors NV (a)	2,155,300	45,757
Randstad Holding NV	618,203	21,080
Yandex NV	1,656,700	33,747
TOTAL NETHERLANDS		380,854
Norway - 0.6%
DnB NOR ASA	4,617,355	48,712
Philippines - 0.3%
Alliance Global Group, Inc.	81,007,300	20,781
Poland - 0.4%
Eurocash SA	3,593,990	33,403
Common Stocks - continued
	Shares	Value (000s)
Qatar - 0.3%
Commercial Bank of Qatar GDR (Reg. S)	5,094,802	$ 23,170
South Africa - 1.3%
AngloGold Ashanti Ltd. sponsored ADR	816,100	37,377
Sanlam Ltd.	7,002,800	27,034
Shoprite Holdings Ltd.	1,552,300	25,817
Tiger Brands Ltd.	525,500	16,940
TOTAL SOUTH AFRICA		107,168
Spain - 1.5%
Banco Bilbao Vizcaya Argentaria SA	7,609,700	66,764
Inditex SA	471,827	41,162
Viscofan Envolturas Celulosicas SA	515,100	19,855
TOTAL SPAIN		127,781
Sweden - 2.3%
Atlas Copco AB (A Shares)	2,131,200	50,664
Elekta AB (B Shares)	316,100	15,108
Intrum Justitia AB	1,323,800	20,873
Meda AB (A Shares)	1,713,200	18,084
Svenska Handelsbanken AB (A Shares)	1,225,580	36,757
Swedbank AB (A Shares)	666,205	9,569
Swedish Match Co. AB	1,052,600	36,660
TOTAL SWEDEN		187,715
Switzerland - 5.0%
Adecco SA (Reg.)	520,852	24,694
Nestle SA	333,592	19,122
Partners Group Holding AG	230,056	40,249
Roche Holding AG (participation certificate)	518,834	87,840
Schindler Holding AG (participation certificate)	554,147	64,372
Swatch Group AG (Bearer)	54,660	23,034
UBS AG (a)	5,076,670	69,281
Zurich Financial Services AG	346,539	83,222
TOTAL SWITZERLAND		411,814
Taiwan - 0.8%
Catcher Technology Co. Ltd.	5,046,500	31,375
Taiwan Mobile Co. Ltd.	3,733,000	11,289
WPG Holding Co. Ltd.	13,993,570	19,552
TOTAL TAIWAN		62,216
Turkey - 0.1%
Boyner Buyuk Magazacilik A/S (a)(e)	4,683,100	7,432
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - 19.8%
Aberdeen Asset Management PLC	9,033,732	$ 34,013
Aggreko PLC	1,030,800	34,034
Anglo American PLC (United Kingdom)	1,293,300	53,483
Ashmore Group PLC	3,169,400	18,551
Barclays PLC	25,197,254	84,499
BG Group PLC	5,124,372	115,083
BHP Billiton PLC	3,983,088	133,916
BP PLC	10,744,667	80,838
British American Tobacco PLC (United Kingdom)	2,236,700	103,009
British Land Co. PLC	5,756,734	44,329
Burberry Group PLC	1,577,700	33,368
Carphone Warehouse Group PLC	15,979,265	41,804
Diageo PLC	3,386,361	74,963
GlaxoSmithKline PLC	2,956,100	65,763
HSBC Holdings PLC (United Kingdom)	10,856,757	90,721
Jazztel PLC (a)	3,802,400	20,948
Legal & General Group PLC	32,995,838	60,010
Michael Page International PLC	3,700,600	22,693
Ocado Group PLC (a)(d)	14,388,400	19,751
Rolls-Royce Group PLC	2,481,315	28,762
Royal Dutch Shell PLC Class B	6,434,837	235,196
Royalblue Group PLC	607,375	15,880
SuperGroup PLC (a)(d)	568,451	5,823
The Weir Group PLC	599,794	18,480
Ultra Electronics Holdings PLC	614,667	14,841
Unilever PLC	1,000,700	32,344
Vodafone Group PLC	47,972,543	129,406
Xstrata PLC	1,206,000	20,423
TOTAL UNITED KINGDOM		1,632,931
United States of America - 2.9%
Beam, Inc.	312,900	16,368
Broadcom Corp. Class A	1,226,600	42,121
Citrix Systems, Inc. (a)	546,700	35,650
Cognizant Technology Solutions Corp. Class A (a)	675,200	48,446
Dollar General Corp. (a)	531,500	22,647
Groupon, Inc. Class A (a)	113,000	2,304
MasterCard, Inc. Class A	130,000	46,224
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
Michael Kors Holdings Ltd.	240,395	$ 7,440
Universal Display Corp. (a)	535,900	22,567
TOTAL UNITED STATES OF AMERICA		243,767
TOTAL COMMON STOCKS (Cost $7,937,006)		8,090,379
Nonconvertible Preferred Stocks - 1.1%

Germany - 0.9%
Volkswagen AG	421,400	74,601
Italy - 0.2%
Fiat Industrial SpA (a)	2,028,320	14,419
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $70,621)		89,020
Investment Companies - 0.1%

Bailiwick of Guernsey - 0.1%
Ashmore Global Opportunities Ltd. (United Kingdom)	825,990	8,374
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)	216,330	273
TOTAL INVESTMENT COMPANIES (Cost $17,278)		8,647
Money Market Funds - 0.7%

Fidelity Cash Central Fund, 0.12% (b)	32,604,897	32,605
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	25,195,850	25,196
TOTAL MONEY MARKET FUNDS (Cost $57,801)		57,801
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $8,082,706)		8,245,847
NET OTHER ASSETS (LIABILITIES) - 0.3%		21,043
NET ASSETS - 100%		$ 8,266,890
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,092,000 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 9
Fidelity Securities Lending Cash Central Fund	497
Total	$ 506
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aisi Realty Public Ltd.	$ 240	$ -	$ -	$ -	$ -
Boyner Buyuk Magazacilik A/S	10,096	-	1,569	-	7,432
Total	$ 10,336	$ -	$ 1,569	$ -	$ 7,432
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 1,632,931	$ 602,276	$ 1,030,655	$ -
Japan	1,185,577	1,062,193	123,384	-
France	683,561	612,907	70,654	-
Germany	581,006	484,251	96,755	-
Switzerland	411,814	342,533	69,281	-
Netherlands	380,854	266,485	114,369	-
Australia	357,096	357,096	-	-
Korea (South)	268,134	268,134	-	-
United States of America	243,767	243,767	-	-
Other	2,434,659	2,106,612	328,047	-
Investment Companies	8,647	8,647	-	-
Money Market Funds	57,801	57,801	-	-
Total Investments in Securities:	$ 8,245,847	$ 6,412,702	$ 1,833,145	$ -
Transfers from Level 2 to Level 1 during the period were $2,058,658.
Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $8,186,472,000. Net unrealized appreciation aggregated $59,375,000, of which $756,116,000 related to appreciated investment securities and $696,741,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Discovery Fund

January 31, 2012

1.813016.107

IGI-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
Australia - 4.3%
Australia & New Zealand Banking Group Ltd.	4,456,031	$ 101,280
Commonwealth Bank of Australia	1,268,063	68,197
Fortescue Metals Group Ltd.	3,503,390	18,782
Newcrest Mining Ltd.	1,658,172	59,358
Origin Energy Ltd.	1,649,804	24,100
Ramsay Health Care Ltd.	893,517	18,004
Spark Infrastructure Group unit (f)	14,882,292	21,092
WorleyParsons Ltd.	1,597,555	46,283
TOTAL AUSTRALIA		357,096
Bailiwick of Jersey - 2.8%
Experian PLC	5,809,600	78,695
Shire PLC	2,837,600	94,212
Wolseley PLC	1,695,664	58,712
TOTAL BAILIWICK OF JERSEY		231,619
Belgium - 0.4%
Anheuser-Busch InBev SA NV	542,427	32,978
Bermuda - 1.0%
African Minerals Ltd. (a)	2,964,821	23,480
Cheung Kong Infrastructure Holdings Ltd.	6,530,000	37,175
Li & Fung Ltd.	11,502,000	25,154
TOTAL BERMUDA		85,809
Brazil - 1.7%
Arezzo Industria e Comercio SA	849,800	14,222
Qualicorp SA	4,305,000	42,602
Souza Cruz Industria e Comerico	2,834,300	36,889
TIM Participacoes SA sponsored ADR	1,750,349	50,498
TOTAL BRAZIL		144,211
British Virgin Islands - 0.6%
Arcos Dorados Holdings, Inc.	731,300	15,723
Mail.ru Group Ltd. GDR (Reg. S) (a)	990,700	32,693
TOTAL BRITISH VIRGIN ISLANDS		48,416
Canada - 1.3%
Canadian Natural Resources Ltd.	573,500	22,717
InterOil Corp. (a)(d)	204,400	13,715
Open Text Corp. (a)	769,600	39,004
Common Stocks - continued
	Shares	Value (000s)
Canada - continued
Potash Corp. of Saskatchewan, Inc.	446,900	$ 20,938
Trinidad Drilling Ltd.	2,154,700	14,418
TOTAL CANADA		110,792
Cayman Islands - 1.7%
Baidu.com, Inc. sponsored ADR (a)	195,800	24,968
Belle International Holdings Ltd.	21,595,000	35,086
Biostime International Holdings Ltd.	8,183,000	15,490
China Kanghui Holdings sponsored ADR (a)(d)	1,747,000	30,398
Sands China Ltd.	5,505,200	18,634
Shenguan Holdings Group Ltd.	35,412,000	20,137
TOTAL CAYMAN ISLANDS		144,713
Denmark - 2.0%
Novo Nordisk A/S Series B	819,389	97,367
William Demant Holding A/S (a)	834,000	69,073
TOTAL DENMARK		166,440
Finland - 0.2%
Amer Group PLC (A Shares)	1,325,300	16,814
France - 8.3%
Air Liquide SA	307,100	38,649
Arkema SA	436,670	35,285
Atos Origin SA	434,056	21,812
AXA SA	4,063,402	61,677
BNP Paribas SA	1,725,766	73,066
Danone	605,200	37,350
Iliad SA	562,514	67,968
JC Decaux SA (a)	547,328	13,877
LVMH Moet Hennessy - Louis Vuitton SA	477,465	77,188
PPR SA	398,700	62,734
Sanofi-aventis	953,011	70,654
Schneider Electric SA	1,619,400	100,567
Unibail-Rodamco	118,400	22,734
TOTAL FRANCE		683,561
Germany - 6.1%
Aareal Bank AG (a)	1,044,895	23,814
Allianz AG	262,417	28,852
BASF AG	446,709	34,344
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
Bayer AG	767,558	$ 53,750
Bayerische Motoren Werke AG (BMW)	834,676	71,387
Fresenius Medical Care AG & Co. KGaA	940,100	67,206
GEA Group AG	992,880	31,888
Gerry Weber International AG (Bearer)	320,600	10,865
GSW Immobilien AG	278,800	8,639
HeidelbergCement Finance AG	1,224,900	60,199
Kabel Deutschland Holding AG (a)	464,400	24,211
Lanxess AG	329,400	21,454
MTU Aero Engines Holdings AG	372,200	25,952
SAP AG	488,764	29,549
Wirecard AG	795,427	14,295
TOTAL GERMANY		506,405
Hong Kong - 1.8%
AIA Group Ltd.	13,058,400	43,611
China Unicom Ltd.	19,954,000	36,726
Techtronic Industries Co. Ltd.	65,201,500	72,472
TOTAL HONG KONG		152,809
India - 2.2%
Apollo Hospitals Enterprise Ltd.	1,327,029	16,084
Axis Bank Ltd.	806,982	17,521
Bharti Airtel Ltd.	5,744,231	42,425
Housing Development Finance Corp. Ltd.	3,327,565	46,898
Larsen & Toubro Ltd.	812,677	21,514
The Jammu & Kashmir Bank Ltd.	545,569	9,140
Titan Industries Ltd.	6,456,377	26,470
TOTAL INDIA		180,052
Indonesia - 0.8%
PT Astra International Tbk	1,897,000	16,649
PT Media Nusantara Citra Tbk	74,826,000	11,236
PT Sarana Menara Nusantara Tbk (a)	13,136,500	16,731
PT Tower Bersama Infrastructure Tbk	55,223,500	14,743
PT XL Axiata Tbk	5,489,000	2,732
TOTAL INDONESIA		62,091
Ireland - 1.5%
Accenture PLC Class A	723,300	41,474
Common Stocks - continued
	Shares	Value (000s)
Ireland - continued
James Hardie Industries NV CDI	6,070,470	$ 45,691
Paddy Power PLC (Ireland)	728,700	40,393
TOTAL IRELAND		127,558
Israel - 0.5%
Check Point Software Technologies Ltd. (a)	743,300	41,840
Italy - 1.4%
Fiat Industrial SpA (a)	1,710,200	16,754
Prada SpA	4,029,100	19,275
Saipem SpA	1,642,059	76,846
TOTAL ITALY		112,875
Japan - 14.3%
ABC-Mart, Inc.	1,529,000	54,717
Aozora Bank Ltd.	11,995,000	33,359
Asics Corp.	1,871,400	21,211
Calbee, Inc. (d)	700,800	34,199
Cosmos Pharmaceutical Corp.	859,200	40,407
Credit Saison Co. Ltd.	2,631,100	53,533
CyberAgent, Inc.	7,246	21,197
Digital Garage, Inc. (a)	5,496	15,934
Don Quijote Co. Ltd.	1,716,200	63,758
Fanuc Corp.	431,400	72,494
Fast Retailing Co. Ltd.	114,100	22,676
Honda Motor Co. Ltd.	1,545,800	53,341
Japan Retail Fund Investment Corp.	6,725	9,748
Japan Tobacco, Inc.	7,662	37,692
JS Group Corp.	1,856,500	38,382
JSR Corp.	2,283,400	46,668
Kakaku.com, Inc.	810,600	26,265
KDDI Corp.	7,108	45,037
Keyence Corp.	192,600	47,979
Mitsubishi Corp.	2,574,400	58,729
Mitsubishi Estate Co. Ltd.	1,553,000	24,793
Mitsubishi UFJ Financial Group, Inc.	15,161,400	70,043
Nexon Co. Ltd.	386,400	5,652
ORIX Corp.	1,321,050	123,561
Rakuten, Inc.	76,332	77,003
Sanrio Co. Ltd.	329,400	14,757
SMC Corp.	147,600	25,617
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
So-net M3, Inc.	5,296	$ 22,892
Start Today Co. Ltd. (d)	1,226,100	23,933
TOTAL JAPAN		1,185,577
Korea (South) - 3.2%
Asia Pacific Systems, Inc. (a)	664,537	7,513
Hyundai Motor Co.	238,077	46,841
ICD Co. Ltd. (a)	160,811	7,530
Kia Motors Corp.	453,500	27,252
LG Household & Health Care Ltd.	66,824	28,437
NCsoft Corp.	73,550	19,283
NHN Corp. (a)	64,289	12,134
Orion Corp.	90,667	55,211
Samsung Electronics Co. Ltd.	64,872	63,933
TOTAL KOREA (SOUTH)		268,134
Luxembourg - 1.3%
Brait SA (a)	5,949,360	15,220
Millicom International Cellular SA (d)	190,400	18,846
Millicom International Cellular SA (depositary receipt)	477,100	47,170
Samsonite International SA	14,826,300	23,477
TOTAL LUXEMBOURG		104,713
Mexico - 0.5%
Wal-Mart de Mexico SA de CV Series V	12,344,000	38,132
Netherlands - 4.6%
AEGON NV (a)	5,028,800	24,429
ASML Holding NV	1,588,400	68,285
Gemalto NV	1,818,979	97,616
ING Groep NV (Certificaten Van Aandelen) (a)	9,858,700	89,940
NXP Semiconductors NV (a)	2,155,300	45,757
Randstad Holding NV	618,203	21,080
Yandex NV	1,656,700	33,747
TOTAL NETHERLANDS		380,854
Norway - 0.6%
DnB NOR ASA	4,617,355	48,712
Philippines - 0.3%
Alliance Global Group, Inc.	81,007,300	20,781
Poland - 0.4%
Eurocash SA	3,593,990	33,403
Common Stocks - continued
	Shares	Value (000s)
Qatar - 0.3%
Commercial Bank of Qatar GDR (Reg. S)	5,094,802	$ 23,170
South Africa - 1.3%
AngloGold Ashanti Ltd. sponsored ADR	816,100	37,377
Sanlam Ltd.	7,002,800	27,034
Shoprite Holdings Ltd.	1,552,300	25,817
Tiger Brands Ltd.	525,500	16,940
TOTAL SOUTH AFRICA		107,168
Spain - 1.5%
Banco Bilbao Vizcaya Argentaria SA	7,609,700	66,764
Inditex SA	471,827	41,162
Viscofan Envolturas Celulosicas SA	515,100	19,855
TOTAL SPAIN		127,781
Sweden - 2.3%
Atlas Copco AB (A Shares)	2,131,200	50,664
Elekta AB (B Shares)	316,100	15,108
Intrum Justitia AB	1,323,800	20,873
Meda AB (A Shares)	1,713,200	18,084
Svenska Handelsbanken AB (A Shares)	1,225,580	36,757
Swedbank AB (A Shares)	666,205	9,569
Swedish Match Co. AB	1,052,600	36,660
TOTAL SWEDEN		187,715
Switzerland - 5.0%
Adecco SA (Reg.)	520,852	24,694
Nestle SA	333,592	19,122
Partners Group Holding AG	230,056	40,249
Roche Holding AG (participation certificate)	518,834	87,840
Schindler Holding AG (participation certificate)	554,147	64,372
Swatch Group AG (Bearer)	54,660	23,034
UBS AG (a)	5,076,670	69,281
Zurich Financial Services AG	346,539	83,222
TOTAL SWITZERLAND		411,814
Taiwan - 0.8%
Catcher Technology Co. Ltd.	5,046,500	31,375
Taiwan Mobile Co. Ltd.	3,733,000	11,289
WPG Holding Co. Ltd.	13,993,570	19,552
TOTAL TAIWAN		62,216
Turkey - 0.1%
Boyner Buyuk Magazacilik A/S (a)(e)	4,683,100	7,432
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - 19.8%
Aberdeen Asset Management PLC	9,033,732	$ 34,013
Aggreko PLC	1,030,800	34,034
Anglo American PLC (United Kingdom)	1,293,300	53,483
Ashmore Group PLC	3,169,400	18,551
Barclays PLC	25,197,254	84,499
BG Group PLC	5,124,372	115,083
BHP Billiton PLC	3,983,088	133,916
BP PLC	10,744,667	80,838
British American Tobacco PLC (United Kingdom)	2,236,700	103,009
British Land Co. PLC	5,756,734	44,329
Burberry Group PLC	1,577,700	33,368
Carphone Warehouse Group PLC	15,979,265	41,804
Diageo PLC	3,386,361	74,963
GlaxoSmithKline PLC	2,956,100	65,763
HSBC Holdings PLC (United Kingdom)	10,856,757	90,721
Jazztel PLC (a)	3,802,400	20,948
Legal & General Group PLC	32,995,838	60,010
Michael Page International PLC	3,700,600	22,693
Ocado Group PLC (a)(d)	14,388,400	19,751
Rolls-Royce Group PLC	2,481,315	28,762
Royal Dutch Shell PLC Class B	6,434,837	235,196
Royalblue Group PLC	607,375	15,880
SuperGroup PLC (a)(d)	568,451	5,823
The Weir Group PLC	599,794	18,480
Ultra Electronics Holdings PLC	614,667	14,841
Unilever PLC	1,000,700	32,344
Vodafone Group PLC	47,972,543	129,406
Xstrata PLC	1,206,000	20,423
TOTAL UNITED KINGDOM		1,632,931
United States of America - 2.9%
Beam, Inc.	312,900	16,368
Broadcom Corp. Class A	1,226,600	42,121
Citrix Systems, Inc. (a)	546,700	35,650
Cognizant Technology Solutions Corp. Class A (a)	675,200	48,446
Dollar General Corp. (a)	531,500	22,647
Groupon, Inc. Class A (a)	113,000	2,304
MasterCard, Inc. Class A	130,000	46,224
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
Michael Kors Holdings Ltd.	240,395	$ 7,440
Universal Display Corp. (a)	535,900	22,567
TOTAL UNITED STATES OF AMERICA		243,767
TOTAL COMMON STOCKS (Cost $7,937,006)		8,090,379
Nonconvertible Preferred Stocks - 1.1%

Germany - 0.9%
Volkswagen AG	421,400	74,601
Italy - 0.2%
Fiat Industrial SpA (a)	2,028,320	14,419
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $70,621)		89,020
Investment Companies - 0.1%

Bailiwick of Guernsey - 0.1%
Ashmore Global Opportunities Ltd. (United Kingdom)	825,990	8,374
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)	216,330	273
TOTAL INVESTMENT COMPANIES (Cost $17,278)		8,647
Money Market Funds - 0.7%

Fidelity Cash Central Fund, 0.12% (b)	32,604,897	32,605
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	25,195,850	25,196
TOTAL MONEY MARKET FUNDS (Cost $57,801)		57,801
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $8,082,706)		8,245,847
NET OTHER ASSETS (LIABILITIES) - 0.3%		21,043
NET ASSETS - 100%		$ 8,266,890
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,092,000 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 9
Fidelity Securities Lending Cash Central Fund	497
Total	$ 506
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aisi Realty Public Ltd.	$ 240	$ -	$ -	$ -	$ -
Boyner Buyuk Magazacilik A/S	10,096	-	1,569	-	7,432
Total	$ 10,336	$ -	$ 1,569	$ -	$ 7,432
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 1,632,931	$ 602,276	$ 1,030,655	$ -
Japan	1,185,577	1,062,193	123,384	-
France	683,561	612,907	70,654	-
Germany	581,006	484,251	96,755	-
Switzerland	411,814	342,533	69,281	-
Netherlands	380,854	266,485	114,369	-
Australia	357,096	357,096	-	-
Korea (South)	268,134	268,134	-	-
United States of America	243,767	243,767	-	-
Other	2,434,659	2,106,612	328,047	-
Investment Companies	8,647	8,647	-	-
Money Market Funds	57,801	57,801	-	-
Total Investments in Securities:	$ 8,245,847	$ 6,412,702	$ 1,833,145	$ -
Transfers from Level 2 to Level 1 during the period were $2,058,658.
Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $8,186,472,000. Net unrealized appreciation aggregated $59,375,000, of which $756,116,000 related to appreciated investment securities and $696,741,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
International Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity ®
International Growth Fund

1.863093.104

AIGF-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
Australia - 4.4%
Coca-Cola Amatil Ltd.	39,968	$ 490,067
CSL Ltd.	35,672	1,178,874
Newcrest Mining Ltd.	25,599	916,371
Newcrest Mining Ltd. sponsored ADR	4,107	147,565
OZ Minerals Ltd.	33,406	386,910
Sydney Airport unit	72,552	205,647
WorleyParsons Ltd.	26,269	761,041
TOTAL AUSTRALIA		4,086,475
Austria - 1.0%
Andritz AG	7,400	686,326
Zumtobel AG	14,666	266,539
TOTAL AUSTRIA		952,865
Bailiwick of Guernsey - 0.4%
Resolution Ltd.	93,365	401,848
Bailiwick of Jersey - 1.3%
Informa PLC	39,041	240,577
Randgold Resources Ltd. sponsored ADR	8,335	953,607
TOTAL BAILIWICK OF JERSEY		1,194,184
Belgium - 3.9%
Anheuser-Busch InBev SA NV	48,891	2,972,401
Umicore SA	13,898	646,133
TOTAL BELGIUM		3,618,534
Bermuda - 1.6%
Lazard Ltd. Class A	15,092	433,442
Li & Fung Ltd.	372,000	813,529
Trinity Ltd.	334,000	268,742
TOTAL BERMUDA		1,515,713
Brazil - 3.0%
Arezzo Industria e Comercio SA	19,000	317,972
BM&F Bovespa SA	69,200	435,272
BR Malls Participacoes SA	20,800	227,024
Braskem SA Class A sponsored ADR (d)	33,200	598,264
Iguatemi Empresa de Shopping Centers SA	12,300	261,952
Itau Unibanco Banco Multiplo SA sponsored ADR	23,430	467,663
Multiplan Empreendimentos Imobiliarios SA	18,600	425,824
TOTAL BRAZIL		2,733,971
Common Stocks - continued
	Shares	Value
Canada - 2.3%
Agnico-Eagle Mines Ltd. (Canada)	13,700	$ 513,571
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,100	446,472
Goldcorp, Inc.	10,906	527,490
Niko Resources Ltd.	4,300	210,079
Open Text Corp. (a)	6,800	344,628
Pan American Silver Corp. (d)	3,100	70,928
TOTAL CANADA		2,113,168
Cayman Islands - 1.4%
Baidu.com, Inc. sponsored ADR (a)	3,780	482,026
NVC Lighting Holdings Ltd.	523,000	215,128
Sands China Ltd.	179,600	607,911
TOTAL CAYMAN ISLANDS		1,305,065
Denmark - 3.1%
Novo Nordisk A/S Series B sponsored ADR (d)	18,000	2,145,240
William Demant Holding A/S (a)	8,700	720,542
TOTAL DENMARK		2,865,782
Finland - 1.5%
Nokian Tyres PLC	23,408	836,136
Outotec Oyj	11,100	583,343
TOTAL FINLAND		1,419,479
France - 4.0%
Alstom SA	25,176	959,550
Danone	22,152	1,367,124
Remy Cointreau SA	5,190	456,918
Safran SA	30,500	950,239
TOTAL FRANCE		3,733,831
Germany - 4.4%
alstria office REIT-AG	18,100	216,214
Linde AG	12,941	2,053,146
MAN SE	4,905	515,549
Siemens AG sponsored ADR	13,800	1,301,202
TOTAL GERMANY		4,086,111
Hong Kong - 1.0%
Hong Kong Exchanges and Clearing Ltd.	52,100	904,247
India - 0.6%
Bharti Airtel Ltd.	79,451	586,797
Common Stocks - continued
	Shares	Value
Ireland - 1.2%
CRH PLC sponsored ADR	27,600	$ 550,068
James Hardie Industries NV sponsored ADR	14,400	540,288
TOTAL IRELAND		1,090,356
Israel - 0.2%
Azrieli Group	8,400	205,496
Italy - 0.9%
Fiat Industrial SpA (a)	60,601	593,680
Interpump Group SpA	33,151	245,850
TOTAL ITALY		839,530
Japan - 8.3%
Autobacs Seven Co. Ltd.	10,500	485,537
Denso Corp.	29,700	882,468
Fanuc Corp.	8,200	1,377,961
Fast Retailing Co. Ltd.	2,400	476,978
Japan Tobacco, Inc.	59	290,240
Keyence Corp.	3,520	876,883
Kobayashi Pharmaceutical Co. Ltd.	8,400	431,956
Osaka Securities Exchange Co. Ltd.	79	461,688
SHO-BOND Holdings Co. Ltd.	10,100	255,978
Unicharm Corp.	13,700	719,776
USS Co. Ltd.	9,800	935,904
Yamato Kogyo Co. Ltd.	14,100	443,365
TOTAL JAPAN		7,638,734
Mexico - 1.3%
Wal-Mart de Mexico SA de CV Series V	401,100	1,239,029
Netherlands - 1.5%
ASML Holding NV	26,200	1,126,338
QIAGEN NV (a)	14,600	236,228
TOTAL NETHERLANDS		1,362,566
Portugal - 0.9%
Jeronimo Martins SGPS SA (a)	46,675	779,285
South Africa - 1.3%
African Rainbow Minerals Ltd.	18,539	437,093
Clicks Group Ltd.	39,533	200,755
JSE Ltd.	35,300	345,423
Mr Price Group Ltd.	19,800	218,444
TOTAL SOUTH AFRICA		1,201,715
Common Stocks - continued
	Shares	Value
Spain - 1.3%
Inditex SA	9,008	$ 785,860
Prosegur Compania de Seguridad SA (Reg.)	8,400	387,504
TOTAL SPAIN		1,173,364
Sweden - 2.0%
Fagerhult AB	8,200	214,584
H&M Hennes & Mauritz AB (B Shares)	32,113	1,051,392
Swedish Match Co. AB	15,600	543,317
TOTAL SWEDEN		1,809,293
Switzerland - 9.2%
Nestle SA	79,380	4,550,171
Roche Holding AG (participation certificate)	10,917	1,848,268
Schindler Holding AG:
(participation certificate)	3,822	443,979
(Reg.)	930	108,336
Swatch Group AG (Bearer)	2,400	1,011,377
UBS AG (NY Shares) (a)	39,125	531,709
TOTAL SWITZERLAND		8,493,840
Turkey - 1.9%
Anadolu Efes Biracilik ve Malt Sanayii A/S	18,800	262,919
Coca-Cola Icecek A/S	30,142	394,396
Tupras-Turkiye Petrol Rafinerileri A/S	9,687	220,791
Turkiye Garanti Bankasi A/S	229,500	829,191
TOTAL TURKEY		1,707,297
United Kingdom - 18.5%
Anglo American PLC:
ADR	27,300	564,837
(United Kingdom)	7,700	318,428
Babcock International Group PLC	52,900	608,187
BG Group PLC	118,455	2,660,262
BHP Billiton PLC ADR (d)	48,800	3,285,704
GlaxoSmithKline PLC sponsored ADR	35,900	1,598,986
Imperial Tobacco Group PLC	14,244	509,582
InterContinental Hotel Group PLC ADR (d)	42,055	859,604
Johnson Matthey PLC	20,424	660,180
Reckitt Benckiser Group PLC	14,745	784,519
Rolls-Royce Group PLC	76,737	889,495
Rotork PLC	14,400	431,421
SABMiller PLC	28,066	1,065,107
Serco Group PLC	59,756	478,411
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Shaftesbury PLC	26,833	$ 211,655
Standard Chartered PLC (United Kingdom)	68,497	1,655,973
Unite Group PLC	74,200	208,152
Victrex PLC	12,300	247,544
TOTAL UNITED KINGDOM		17,038,047
United States of America - 13.6%
Allergan, Inc.	4,700	413,177
Amazon.com, Inc. (a)	1,100	213,884
Autoliv, Inc. (d)	13,100	826,479
Berkshire Hathaway, Inc. Class B (a)	12,523	981,428
BorgWarner, Inc. (a)	4,235	316,058
Cymer, Inc. (a)	2,700	134,433
eBay, Inc. (a)	10,336	326,618
FMC Technologies, Inc. (a)	4,000	204,440
Google, Inc. Class A (a)	640	371,270
ION Geophysical Corp. (a)	26,600	197,638
JPMorgan Chase & Co.	12,800	477,440
Lam Research Corp. (a)	5,155	219,551
Martin Marietta Materials, Inc. (d)	2,600	214,526
MasterCard, Inc. Class A	4,100	1,457,837
Mead Johnson Nutrition Co. Class A	15,300	1,133,577
Mohawk Industries, Inc. (a)	9,800	599,368
Philip Morris International, Inc.	20,008	1,495,998
PriceSmart, Inc.	3,300	219,945
ResMed, Inc. (a)	15,800	458,674
Solera Holdings, Inc.	4,489	214,440
Union Pacific Corp.	7,900	903,049
Visa, Inc. Class A	11,500	1,157,360
TOTAL UNITED STATES OF AMERICA		12,537,190
TOTAL COMMON STOCKS (Cost $87,213,841)		88,633,812
Money Market Funds - 27.1%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	20,354,685	$ 20,354,685
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	4,682,800	4,682,800
TOTAL MONEY MARKET FUNDS (Cost $25,037,485)		25,037,485
TOTAL INVESTMENT PORTFOLIO - 123.1% (Cost $112,251,326)		113,671,297
NET OTHER ASSETS (LIABILITIES) - (23.1)%		(21,306,351)
NET ASSETS - 100%		$ 92,364,946
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,096
Fidelity Securities Lending Cash Central Fund	6,666
Total	$ 7,762
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 17,038,047	$ 17,038,047	$ -	$ -
United States of America	12,537,190	12,537,190	-	-
Switzerland	8,493,840	8,493,840	-	-
Japan	7,638,734	7,638,734	-	-
Australia	4,086,475	4,086,475	-	-
Germany	4,086,111	4,086,111	-	-
France	3,733,831	3,733,831	-	-
Belgium	3,618,534	646,133	2,972,401	-
Denmark	2,865,782	2,865,782	-	-
Other	24,535,268	24,535,268	-	-
Money Market Funds	25,037,485	25,037,485	-	-
Total Investments in Securities:	$ 113,671,297	$ 110,698,896	$ 2,972,401	$ -
Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $112,571,296. Net unrealized appreciation aggregated $1,100,001, of which $5,530,743 related to appreciated investment securities and $4,430,742 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Growth Fund

January 31, 2012

1.863101.104

IGF-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
Australia - 4.4%
Coca-Cola Amatil Ltd.	39,968	$ 490,067
CSL Ltd.	35,672	1,178,874
Newcrest Mining Ltd.	25,599	916,371
Newcrest Mining Ltd. sponsored ADR	4,107	147,565
OZ Minerals Ltd.	33,406	386,910
Sydney Airport unit	72,552	205,647
WorleyParsons Ltd.	26,269	761,041
TOTAL AUSTRALIA		4,086,475
Austria - 1.0%
Andritz AG	7,400	686,326
Zumtobel AG	14,666	266,539
TOTAL AUSTRIA		952,865
Bailiwick of Guernsey - 0.4%
Resolution Ltd.	93,365	401,848
Bailiwick of Jersey - 1.3%
Informa PLC	39,041	240,577
Randgold Resources Ltd. sponsored ADR	8,335	953,607
TOTAL BAILIWICK OF JERSEY		1,194,184
Belgium - 3.9%
Anheuser-Busch InBev SA NV	48,891	2,972,401
Umicore SA	13,898	646,133
TOTAL BELGIUM		3,618,534
Bermuda - 1.6%
Lazard Ltd. Class A	15,092	433,442
Li & Fung Ltd.	372,000	813,529
Trinity Ltd.	334,000	268,742
TOTAL BERMUDA		1,515,713
Brazil - 3.0%
Arezzo Industria e Comercio SA	19,000	317,972
BM&F Bovespa SA	69,200	435,272
BR Malls Participacoes SA	20,800	227,024
Braskem SA Class A sponsored ADR (d)	33,200	598,264
Iguatemi Empresa de Shopping Centers SA	12,300	261,952
Itau Unibanco Banco Multiplo SA sponsored ADR	23,430	467,663
Multiplan Empreendimentos Imobiliarios SA	18,600	425,824
TOTAL BRAZIL		2,733,971
Common Stocks - continued
	Shares	Value
Canada - 2.3%
Agnico-Eagle Mines Ltd. (Canada)	13,700	$ 513,571
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,100	446,472
Goldcorp, Inc.	10,906	527,490
Niko Resources Ltd.	4,300	210,079
Open Text Corp. (a)	6,800	344,628
Pan American Silver Corp. (d)	3,100	70,928
TOTAL CANADA		2,113,168
Cayman Islands - 1.4%
Baidu.com, Inc. sponsored ADR (a)	3,780	482,026
NVC Lighting Holdings Ltd.	523,000	215,128
Sands China Ltd.	179,600	607,911
TOTAL CAYMAN ISLANDS		1,305,065
Denmark - 3.1%
Novo Nordisk A/S Series B sponsored ADR (d)	18,000	2,145,240
William Demant Holding A/S (a)	8,700	720,542
TOTAL DENMARK		2,865,782
Finland - 1.5%
Nokian Tyres PLC	23,408	836,136
Outotec Oyj	11,100	583,343
TOTAL FINLAND		1,419,479
France - 4.0%
Alstom SA	25,176	959,550
Danone	22,152	1,367,124
Remy Cointreau SA	5,190	456,918
Safran SA	30,500	950,239
TOTAL FRANCE		3,733,831
Germany - 4.4%
alstria office REIT-AG	18,100	216,214
Linde AG	12,941	2,053,146
MAN SE	4,905	515,549
Siemens AG sponsored ADR	13,800	1,301,202
TOTAL GERMANY		4,086,111
Hong Kong - 1.0%
Hong Kong Exchanges and Clearing Ltd.	52,100	904,247
India - 0.6%
Bharti Airtel Ltd.	79,451	586,797
Common Stocks - continued
	Shares	Value
Ireland - 1.2%
CRH PLC sponsored ADR	27,600	$ 550,068
James Hardie Industries NV sponsored ADR	14,400	540,288
TOTAL IRELAND		1,090,356
Israel - 0.2%
Azrieli Group	8,400	205,496
Italy - 0.9%
Fiat Industrial SpA (a)	60,601	593,680
Interpump Group SpA	33,151	245,850
TOTAL ITALY		839,530
Japan - 8.3%
Autobacs Seven Co. Ltd.	10,500	485,537
Denso Corp.	29,700	882,468
Fanuc Corp.	8,200	1,377,961
Fast Retailing Co. Ltd.	2,400	476,978
Japan Tobacco, Inc.	59	290,240
Keyence Corp.	3,520	876,883
Kobayashi Pharmaceutical Co. Ltd.	8,400	431,956
Osaka Securities Exchange Co. Ltd.	79	461,688
SHO-BOND Holdings Co. Ltd.	10,100	255,978
Unicharm Corp.	13,700	719,776
USS Co. Ltd.	9,800	935,904
Yamato Kogyo Co. Ltd.	14,100	443,365
TOTAL JAPAN		7,638,734
Mexico - 1.3%
Wal-Mart de Mexico SA de CV Series V	401,100	1,239,029
Netherlands - 1.5%
ASML Holding NV	26,200	1,126,338
QIAGEN NV (a)	14,600	236,228
TOTAL NETHERLANDS		1,362,566
Portugal - 0.9%
Jeronimo Martins SGPS SA (a)	46,675	779,285
South Africa - 1.3%
African Rainbow Minerals Ltd.	18,539	437,093
Clicks Group Ltd.	39,533	200,755
JSE Ltd.	35,300	345,423
Mr Price Group Ltd.	19,800	218,444
TOTAL SOUTH AFRICA		1,201,715
Common Stocks - continued
	Shares	Value
Spain - 1.3%
Inditex SA	9,008	$ 785,860
Prosegur Compania de Seguridad SA (Reg.)	8,400	387,504
TOTAL SPAIN		1,173,364
Sweden - 2.0%
Fagerhult AB	8,200	214,584
H&M Hennes & Mauritz AB (B Shares)	32,113	1,051,392
Swedish Match Co. AB	15,600	543,317
TOTAL SWEDEN		1,809,293
Switzerland - 9.2%
Nestle SA	79,380	4,550,171
Roche Holding AG (participation certificate)	10,917	1,848,268
Schindler Holding AG:
(participation certificate)	3,822	443,979
(Reg.)	930	108,336
Swatch Group AG (Bearer)	2,400	1,011,377
UBS AG (NY Shares) (a)	39,125	531,709
TOTAL SWITZERLAND		8,493,840
Turkey - 1.9%
Anadolu Efes Biracilik ve Malt Sanayii A/S	18,800	262,919
Coca-Cola Icecek A/S	30,142	394,396
Tupras-Turkiye Petrol Rafinerileri A/S	9,687	220,791
Turkiye Garanti Bankasi A/S	229,500	829,191
TOTAL TURKEY		1,707,297
United Kingdom - 18.5%
Anglo American PLC:
ADR	27,300	564,837
(United Kingdom)	7,700	318,428
Babcock International Group PLC	52,900	608,187
BG Group PLC	118,455	2,660,262
BHP Billiton PLC ADR (d)	48,800	3,285,704
GlaxoSmithKline PLC sponsored ADR	35,900	1,598,986
Imperial Tobacco Group PLC	14,244	509,582
InterContinental Hotel Group PLC ADR (d)	42,055	859,604
Johnson Matthey PLC	20,424	660,180
Reckitt Benckiser Group PLC	14,745	784,519
Rolls-Royce Group PLC	76,737	889,495
Rotork PLC	14,400	431,421
SABMiller PLC	28,066	1,065,107
Serco Group PLC	59,756	478,411
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Shaftesbury PLC	26,833	$ 211,655
Standard Chartered PLC (United Kingdom)	68,497	1,655,973
Unite Group PLC	74,200	208,152
Victrex PLC	12,300	247,544
TOTAL UNITED KINGDOM		17,038,047
United States of America - 13.6%
Allergan, Inc.	4,700	413,177
Amazon.com, Inc. (a)	1,100	213,884
Autoliv, Inc. (d)	13,100	826,479
Berkshire Hathaway, Inc. Class B (a)	12,523	981,428
BorgWarner, Inc. (a)	4,235	316,058
Cymer, Inc. (a)	2,700	134,433
eBay, Inc. (a)	10,336	326,618
FMC Technologies, Inc. (a)	4,000	204,440
Google, Inc. Class A (a)	640	371,270
ION Geophysical Corp. (a)	26,600	197,638
JPMorgan Chase & Co.	12,800	477,440
Lam Research Corp. (a)	5,155	219,551
Martin Marietta Materials, Inc. (d)	2,600	214,526
MasterCard, Inc. Class A	4,100	1,457,837
Mead Johnson Nutrition Co. Class A	15,300	1,133,577
Mohawk Industries, Inc. (a)	9,800	599,368
Philip Morris International, Inc.	20,008	1,495,998
PriceSmart, Inc.	3,300	219,945
ResMed, Inc. (a)	15,800	458,674
Solera Holdings, Inc.	4,489	214,440
Union Pacific Corp.	7,900	903,049
Visa, Inc. Class A	11,500	1,157,360
TOTAL UNITED STATES OF AMERICA		12,537,190
TOTAL COMMON STOCKS (Cost $87,213,841)		88,633,812
Money Market Funds - 27.1%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	20,354,685	$ 20,354,685
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	4,682,800	4,682,800
TOTAL MONEY MARKET FUNDS (Cost $25,037,485)		25,037,485
TOTAL INVESTMENT PORTFOLIO - 123.1% (Cost $112,251,326)		113,671,297
NET OTHER ASSETS (LIABILITIES) - (23.1)%		(21,306,351)
NET ASSETS - 100%		$ 92,364,946
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,096
Fidelity Securities Lending Cash Central Fund	6,666
Total	$ 7,762
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 17,038,047	$ 17,038,047	$ -	$ -
United States of America	12,537,190	12,537,190	-	-
Switzerland	8,493,840	8,493,840	-	-
Japan	7,638,734	7,638,734	-	-
Australia	4,086,475	4,086,475	-	-
Germany	4,086,111	4,086,111	-	-
France	3,733,831	3,733,831	-	-
Belgium	3,618,534	646,133	2,972,401	-
Denmark	2,865,782	2,865,782	-	-
Other	24,535,268	24,535,268	-	-
Money Market Funds	25,037,485	25,037,485	-	-
Total Investments in Securities:	$ 113,671,297	$ 110,698,896	$ 2,972,401	$ -
Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $112,571,296. Net unrealized appreciation aggregated $1,100,001, of which $5,530,743 related to appreciated investment securities and $4,430,742 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® International
Small Cap Fund:
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Small Cap Fund

1.813255.107

AISC-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Australia - 6.2%
Ausgold Ltd. (a)	1,220,000	$ 1,230,394
Austal Ltd.	689,186	1,485,229
Beach Energy Ltd.	1,190,316	1,870,186
Blackgold International Holdings Ltd.	1,950,000	393,323
carsales.com Ltd. (e)	379,343	1,933,011
Dart Energy Ltd. (a)	3,133,706	1,447,133
DUET Group	706,941	1,358,384
Goodman Group unit	1,268,265	861,690
Horizon Oil Ltd. (a)	2,028,276	516,772
Iluka Resources Ltd.	75,072	1,460,039
Imdex Ltd.	435,572	994,167
Industrea Ltd.	898,764	1,087,706
Ironbark Zinc Ltd. (a)	2,305,831	575,250
Karoon Gas Australia Ltd. (a)	379,284	2,085,716
Linc Energy Ltd. (a)	508,182	747,188
McMillan Shakespeare Ltd.	74,357	733,328
Medusa Mining Ltd.	226,578	1,298,890
Mesoblast Ltd. (a)(e)	175,066	1,198,733
Mineral Deposits Ltd. (a)	422,377	2,551,370
Mineral Deposits Ltd. (Canada) (a)	457,000	2,620,544
Monto Minerals Ltd. (a)	273,551	5,518
Navitas Ltd.	300,406	918,464
NRW Holdings Ltd.	134,368	432,215
Panaust Ltd. (a)	412,583	1,537,373
Ramsay Health Care Ltd.	95,717	1,928,618
realestate.com.au Ltd.	66,454	923,468
SAI Global Ltd.	674,647	3,545,216
SEEK Ltd.	459,674	2,566,827
Silver Lake Resources Ltd. (a)	211,056	822,289
Sino Gas & Energy Ltd. (a)	8,152,205	545,226
SomnoMed Ltd. (a)	531,849	536,380
Sydney Airport unit	156,262	442,920
Tiger Resources Ltd. (a)	13,176,234	5,665,095
TPG Telecom Ltd.	805,512	1,282,697
Troy Resources NL	300,121	1,475,157
Western Areas NL (e)	141,579	829,657
Wotif.com Holdings Ltd. (e)	227,142	942,834
TOTAL AUSTRALIA		50,849,007
Bailiwick of Jersey - 1.8%
Centamin PLC (a)	2,018,614	2,993,637
Common Stocks - continued
	Shares	Value
Bailiwick of Jersey - continued
Informa PLC	1,220,315	$ 7,519,776
LXB Retail Properties PLC (a)	2,406,400	4,171,735
TOTAL BAILIWICK OF JERSEY		14,685,148
Belgium - 0.6%
EVS Broadcast Equipment SA	106,900	5,253,032
Bermuda - 3.3%
Aquarius Platinum Ltd. (United Kingdom)	1,445,500	3,884,174
Asia Satellite Telecommunications Holdings Ltd.	271,000	577,276
Biosensors International Group Ltd. (a)	1,769,000	2,278,316
China Animal Healthcare Ltd.	2,129,000	423,143
China LotSynergy Holdings Ltd. (a)	15,996,000	282,577
China Singyes Solar Tech Holdings Ltd.	818,000	384,991
China Water Affairs Group Ltd.	1,006,000	308,730
G-Resources Group Ltd. (a)	15,882,000	982,993
GZI Transport Ltd.	1,220,000	528,571
I.T Ltd.	1,912,000	1,097,115
Imagi International Holdings Ltd. (a)	17,664,000	480,591
Luk Fook Holdings International Ltd.	672,000	2,478,218
Oakley Capital Investments Ltd. (a)	1,596,500	3,296,070
PAX Global Technology Ltd. (a)	1,769,000	305,659
People's Food Holdings Ltd. (a)	689,000	377,954
Petra Diamonds Ltd. (a)	2,535,200	5,154,163
REXCAPITAL Financial Holdings Ltd.	13,675,000	934,560
Texwinca Holdings Ltd.	606,000	664,977
Vtech Holdings Ltd.	249,000	2,595,874
TOTAL BERMUDA		27,035,952
British Virgin Islands - 0.6%
Kalahari Energy (a)(h)	1,451,000	15
Playtech Ltd.	1,139,455	5,373,875
TOTAL BRITISH VIRGIN ISLANDS		5,373,890
Canada - 0.9%
AirSea Lines (a)(h)	1,893,338	25
Banro Corp. (a)	794,600	3,867,014
Rock Well Petroleum, Inc. (a)(h)	770,400	8
Starfield Resources, Inc. (a)	4,328,075	86,324
Teranga Gold Corp. (a)(e)	1,338,099	3,336,073
TOTAL CANADA		7,289,444
Common Stocks - continued
	Shares	Value
Cayman Islands - 3.2%
3SBio, Inc. sponsored ADR (a)	34,100	$ 394,537
51job, Inc. sponsored ADR (a)	14,600	655,248
AirMedia Group, Inc. ADR (a)	235,300	821,197
Airtac International Group	135,000	679,676
AMVIG Holdings Ltd.	764,000	363,516
Baidu.com, Inc. sponsored ADR (a)	9,800	1,249,696
China Automation Group Ltd.	1,589,000	452,815
China Corn Oil Co. Ltd.	967,000	463,846
China High Precision Automation Group Ltd.	712,000	172,555
China Metal International Holdings, Inc.	2,002,000	351,081
China Metal Recycling (Holdings) Ltd.	436,800	517,046
China ZhengTong Auto Services Holdings Ltd. (a)	472,000	492,982
CNinsure, Inc. ADR (a)	31,900	256,476
Concord Medical Services Holdings Ltd. ADR	84,800	306,128
Convenience Retail Asia Ltd.	700,000	288,837
Daphne International Holdings Ltd.	436,000	562,200
EVA Precision Industrial Holdings Ltd.	11,604,000	2,079,825
Fook Woo Group Holdings Ltd. (a)	2,055,000	290,420
Haitian International Holdings Ltd.	530,000	555,611
Hutchison China Meditech Ltd. (a)	19,500	126,001
Kingdee International Software Group Co. Ltd.	896,400	267,004
KongZhong Corp. sponsored ADR (a)	46,600	198,050
Lee's Pharmaceutical Holdings Ltd.	1,035,000	381,690
Little Sheep Group Ltd.	614,000	514,619
Marwyn Value Investors II Ltd. (a)	1,971,700	4,257,137
Ming Fai International Holdings Ltd.	9,133,000	942,123
Minth Group Ltd.	574,000	619,500
MStar Semiconductor, Inc.	64,000	406,555
Perfect World Co. Ltd. sponsored ADR Class B (a)	34,900	374,128
Royale Furniture Holdings Ltd.	3,429,074	959,491
Shenguan Holdings Group Ltd.	3,154,000	1,793,513
Sino Prosper State Gold Resources Holdings, Ltd. (a)	74,950,000	850,469
Sino-Life Group Ltd. (a)	1,320,000	41,531
SouFun Holdings Ltd. ADR (e)	36,700	687,024
Trauson Holdings Co. Ltd.	672,000	211,428
VanceInfo Technologies, Inc. ADR (a)	38,100	478,917
VisionChina Media, Inc. ADR (a)(e)	265,600	411,680
VST Holdings Ltd. (a)	1,858,000	282,704
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	42,300	574,434
Xueda Education Group sponsored ADR (a)	89,000	427,200
Yip's Chemical Holdings Ltd.	592,000	446,562
TOTAL CAYMAN ISLANDS		26,205,452
Common Stocks - continued
	Shares	Value
China - 0.3%
Beijing Jingkelong Co. Ltd. (H Shares)	34,000	$ 28,672
Dalian Port (PDA) Co. Ltd. (H Shares)	1,786,000	419,138
Travelsky Technology Ltd. (H Shares)	877,000	484,002
Weiqiao Textile Co. Ltd. (H Shares)	1,635,500	841,449
Zhaojin Mining Industry Co. Ltd. (H Shares)	117,000	210,005
Zijin Mining Group Co. Ltd. (H Shares)	1,008,000	443,220
TOTAL CHINA		2,426,486
Cyprus - 0.7%
Buried Hill Energy (Cyprus) PCL (a)(h)	1,947,000	4,867,500
Mirland Development Corp. PLC (a)	415,500	1,080,466
TOTAL CYPRUS		5,947,966
Denmark - 0.6%
William Demant Holding A/S (a)	64,500	5,341,946
France - 4.6%
Altamir Amboise (a)	558,300	4,717,276
ALTEN	120,500	3,331,045
Audika SA	113,900	2,234,633
Axway Software SA (a)	66,856	1,316,037
Devoteam SA (e)	36,300	559,773
Eurofins Scientific SA	42,600	3,425,027
Faiveley Transport	45,935	3,347,696
Iliad SA	39,523	4,775,502
Ipsos SA	186,572	5,955,475
LeGuide.com SA (a)	94,400	1,975,528
Maisons France Confort	19,945	577,828
Sartorius Stedim Biotech	54,300	3,661,168
Sopra Group SA	41,300	2,376,807
TOTAL FRANCE		38,253,795
Germany - 9.0%
Bilfinger Berger AG	67,382	6,178,073
Brenntag AG	26,300	2,749,863
CENTROTEC Sustainable AG	242,951	3,781,436
CTS Eventim AG	231,011	7,478,233
Delticom AG	47,000	4,694,128
GFK AG	142,601	6,341,509
HeidelbergCement Finance AG	124,866	6,136,692
Lanxess AG	126,185	8,218,350
MTU Aero Engines Holdings AG	70,800	4,936,658
Rational AG	16,320	3,656,526
Common Stocks - continued
	Shares	Value
Germany - continued
Rheinmetall AG	58,000	$ 3,109,926
RIB Software AG	399,400	2,021,670
Stroer Out-of-Home Media AG (a)	185,800	3,030,423
Tom Tailor Holding AG (a)	230,600	3,736,988
United Internet AG	262,653	4,905,708
Wirecard AG	186,100	3,344,446
TOTAL GERMANY		74,320,629
Hong Kong - 0.5%
Dah Sing Financial Holdings Ltd.	172,000	589,949
Magnificent Estates Ltd.	32,558,000	1,133,511
Techtronic Industries Co. Ltd.	1,659,500	1,844,543
Tian An China Investments Co. Ltd.	750,000	382,966
YGM Trading Ltd.	152,000	385,329
TOTAL HONG KONG		4,336,298
Iceland - 0.8%
Ossur hf (a)	4,510,900	6,389,321
India - 0.4%
Ahluwalia Contracts (India) Ltd.	230,314	363,274
Educomp Solutions Ltd.	44,518	194,067
Financial Technologies India Ltd.	23,352	340,411
Geodesic Ltd.	256,340	242,026
Indian Overseas Bank	186,286	329,382
IndusInd Bank Ltd.	91,917	561,104
PI Industries Ltd.	54,595	505,650
Thangamayil Jewellery Ltd.	253,192	814,315
TOTAL INDIA		3,350,229
Indonesia - 0.9%
PT AKR Corporindo Tbk	1,010,000	410,068
PT Clipan Finance Indonesia Tbk	9,427,900	482,408
PT Clipan Finance Indonesia Tbk warrants 10/7/14 (a)	2,275,700	24,301
PT Jasa Marga Tbk	1,205,000	586,417
PT Lippo Karawaci Tbk	4,456,125	332,104
PT Mayora Indah Tbk	372,500	588,378
PT Media Nusantara Citra Tbk	14,019,500	2,105,270
PT Mitra Adiperkasa Tbk	2,179,500	1,381,889
PT Nippon Indosari Corpindo Tbk	1,712,000	666,520
PT Tower Bersama Infrastructure Tbk	1,675,500	447,298
TOTAL INDONESIA		7,024,653
Common Stocks - continued
	Shares	Value
Ireland - 3.2%
Elan Corp. PLC (a)	530,300	$ 7,196,597
James Hardie Industries NV CDI	91,650	689,826
Kenmare Resources PLC (a)	10,776,700	8,109,898
Paddy Power PLC (Ireland)	123,584	6,850,375
Petroceltic International PLC (a)	23,938,700	3,055,919
Petroneft Resources PLC (a)	1,748,000	457,031
TOTAL IRELAND		26,359,646
Isle of Man - 1.7%
Bahamas Petroleum Co. PLC (a)	12,743,410	1,437,987
Exillon Energy PLC (a)	1,122,800	4,423,832
IBS Group Holding Ltd. GDR (Reg. S)	343,200	7,812,903
TOTAL ISLE OF MAN		13,674,722
Israel - 0.1%
Sarin Technologies Ltd.	851,000	554,772
Italy - 1.2%
Salvatore Ferragamo Italia SpA (a)	361,100	6,059,619
Tod's SpA (e)	39,295	3,525,758
TOTAL ITALY		9,585,377
Japan - 28.3%
Aeon Credit Service Co. Ltd.	300,400	4,598,804
ASAHI INTECC Co. Ltd. (e)	258,400	5,894,761
CAC Corp.	44,800	370,836
Citizen Holdings Co. Ltd.	1,295,000	7,865,473
CyberAgent, Inc.	1,882	5,505,523
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	7,000	329,660
Daikin Industries Ltd.	127,800	3,705,077
Disco Corp. (e)	27,400	1,479,090
eBook Initiative Japan Co. Ltd.	27,800	799,027
Endo Lighting Corp. (e)	8,700	159,437
Exedy Corp.	168,200	5,130,067
Fanuc Corp.	39,100	6,570,523
Fuji Spinning Co. Ltd.	758,000	1,610,862
GREE, Inc. (e)	632,400	18,251,076
Hi-Lex Corp.	48,500	773,022
Hitachi Chemical Co. Ltd.	113,700	2,001,645
Hitachi Metals Ltd.	217,000	2,490,817
Hitachi Transport System Ltd.	38,300	651,145
Honda Motor Co. Ltd.	379,200	13,085,085
Hoshizaki Electric Co. Ltd.	102,900	2,370,358
Common Stocks - continued
	Shares	Value
Japan - continued
Iwatsuka Confectionary Co. Ltd.	11,600	$ 423,188
JSP Corp.	137,000	2,210,547
K'S Denki Corp.	99,600	3,482,015
Kakaku.com, Inc.	229,600	7,439,486
Kanto Denka Kogyo Co. Ltd.	296,000	1,141,598
Kintetsu World Express, Inc.	15,400	461,414
Koshidaka Holdings Co. Ltd.	33,400	830,290
Kubota Corp.	897,000	8,095,710
Kurimoto Ltd.	1,176,000	2,884,848
Lintec Corp.	124,500	2,364,896
Makita Corp.	91,400	3,449,532
Maruwa Ceramic Co. Ltd.	127,000	5,497,836
MEGANE TOP CO. LTD.	246,700	2,841,435
Mitsubishi Electric Corp.	339,000	3,041,795
Mitsubishi Gas Chemical Co., Inc.	389,000	2,194,280
Mitsui Chemicals, Inc.	529,000	1,672,426
Mitsui OSK Lines Ltd.	180,000	680,047
Mizuho Financial Group, Inc.	475,600	720,151
Nichias Corp.	407,000	2,317,172
Nikkiso Co. Ltd.	560,000	5,002,755
Nippon Seiki Co. Ltd.	33,000	390,909
Nitta Corp.	129,600	2,419,268
NSD Co. Ltd.	46,300	403,295
Olympus Corp.	62,000	1,045,127
Origin Electric Co. Ltd.	68,000	233,714
ORIX Corp.	179,470	16,786,319
Osaka Securities Exchange Co. Ltd.	1,360	7,948,052
OSAKA Titanium technologies Co. Ltd. (e)	96,300	4,339,374
Pal Co. Ltd.	22,950	957,379
Pigeon Corp.	256,600	9,650,691
Point, Inc.	79,300	3,250,853
Rohto Pharmaceutical Co. Ltd.	152,000	1,856,382
Sawada Holdings Co. Ltd. (a)	271,700	2,502,078
Sharp Corp.	52,000	447,488
Shimadzu Corp.	360,000	3,135,773
Shinko Electric Industries Co.Ltd. (e)	418,300	3,100,348
Shinko Kogyo Co. Ltd.	2,000	7,635
Shinko Shoji Co. Ltd.	2,800	23,985
Shinmaywa Industries Ltd.	55,000	264,791
Skymark Airlines, Inc.	270,500	2,696,839
SMC Corp.	12,200	2,117,355
Sosei Group Corp. (a)(e)	657	1,028,205
Common Stocks - continued
	Shares	Value
Japan - continued
Stanley Electric Co. Ltd.	144,000	$ 2,212,043
STELLA CHEMIFA Corp.	39,400	1,135,018
Sumitomo Metal Mining Co. Ltd.	146,000	2,104,867
Sysmex Corp.	3,400	112,218
Takara Leben Co. Ltd.	442,800	2,631,358
Takata Corp.	60,200	1,370,156
Terumo Corp.	71,700	3,437,800
Toho Real Estate Co. Ltd.	3,000	17,473
Tokyo Electron Ltd.	78,000	4,440,771
Toray Industries, Inc.	196,000	1,470,707
Toyo Engineering Corp.	478,000	2,000,289
Toyota Motor Corp.	115,700	4,266,748
Tsukui Corp. (e)	60,900	670,275
Yahagi Construction Co. Ltd.	1,800	9,233
Yamato Kogyo Co. Ltd.	80,000	2,515,545
TOTAL JAPAN		233,394,070
Korea (South) - 0.6%
Daou Technology, Inc.	125,450	1,518,894
Duksan Hi-Metal Co. Ltd. (a)	40,703	849,742
Genic Co. Ltd.	10,506	360,562
KC Tech Co. Ltd.	133,821	637,376
Korea Plant Service & Engineering Co. Ltd.	12,424	420,303
Medy-Tox, Inc.	23,040	507,663
TK Corp. (a)	32,592	719,582
TOTAL KOREA (SOUTH)		5,014,122
Luxembourg - 0.8%
GlobeOp Financial Services SA	1,214,785	6,796,479
SAF-Holland SA (a)	29,221	176,192
TOTAL LUXEMBOURG		6,972,671
Malaysia - 0.3%
JobStreet Corp. Bhd	1,223,100	872,638
Muhibbah Engineering (M) Bhd	1,050,100	428,119
Top Glove Corp. Bhd	222,000	369,331
WCT Bhd	560,100	432,759
TOTAL MALAYSIA		2,102,847
Netherlands - 0.7%
Gemalto NV	102,143	5,481,523
Common Stocks - continued
	Shares	Value
Norway - 1.6%
Aker Solutions ASA	375,500	$ 4,604,633
Schibsted ASA (B Shares)	205,700	5,868,729
Sevan Drilling ASA	2,297,700	2,702,071
TOTAL NORWAY		13,175,433
Philippines - 0.1%
Alliance Global Group, Inc.	2,393,700	614,056
Belle Corp. (a)	4,000,000	446,828
TOTAL PHILIPPINES		1,060,884
Singapore - 2.2%
Amtek Engineering Ltd.	2,624,000	1,397,687
CSE Global Ltd.	1,069,000	773,375
Goodpack Ltd.	1,438,000	1,749,127
Mapletree Industrial (REIT)	1,116,000	993,696
OSIM International Ltd.	1,036,000	1,070,716
Pertama Holdings Ltd. (f)	23,060,000	9,533,092
Petra Foods Ltd.	370,000	567,715
Raffles Medical Group Ltd.	436,205	766,397
Sakari Resources Ltd.	627,000	1,176,388
Venture Corp. Ltd.	87,000	499,376
TOTAL SINGAPORE		18,527,569
South Africa - 0.3%
Blue Label Telecoms Ltd.	3,254,300	2,601,675
Sweden - 1.5%
Elekta AB (B Shares) (e)	172,400	8,239,818
Modern Times Group MTG AB (B Shares)	84,900	4,249,993
TOTAL SWEDEN		12,489,811
Switzerland - 0.8%
Leclanche SA (a)	60,440	857,095
VZ Holding AG	54,610	5,637,544
TOTAL SWITZERLAND		6,494,639
Taiwan - 0.3%
Lung Yen Life Service Co. Ltd.	121,000	393,725
Pacific Hospital Supply Co. Ltd.	104,000	305,727
Tong Hsing Electronics Industries Ltd.	216,721	651,737
Topoint Technology Co. Ltd.	557,000	370,769
WPG Holding Co. Ltd.	294,000	410,775
TOTAL TAIWAN		2,132,733
Common Stocks - continued
	Shares	Value
Thailand - 0.3%
Toyo-Thai Corp. PCL	5,714,500	$ 2,397,177
Toyo-Thai Corp. PCL NVDR	168,000	70,474
TOTAL THAILAND		2,467,651
United Kingdom - 18.7%
African Barrick Gold Ltd.	555,600	4,509,472
Amerisur Resources PLC (a)	8,152,624	2,409,100
Ashmore Group PLC	1,196,700	7,004,601
ASOS PLC (a)(e)	308,676	8,367,342
Aurelian Oil & Gas PLC (a)(e)	3,890,100	1,011,582
Avanti Communications Group PLC (a)(e)	494,400	2,220,647
Aveva Group PLC	195,600	4,861,349
Bond International Software PLC	843,266	511,660
Borders & Southern Petroleum PLC (a)	670,500	715,920
Bowleven PLC (a)	433,300	537,769
Brammer PLC	1,332,900	5,209,613
Cadogan Petroleum PLC (a)	1,723,100	868,994
Central Asia Metals PLC (a)	1,405,500	1,406,568
China Goldmines PLC (a)	669,353	227,858
Cove Energy PLC (a)	2,870,300	6,152,086
Craneware PLC	832,400	4,584,959
Faroe Petroleum PLC (a)	480,947	1,267,709
GoIndustry-DoveBid PLC (a)	117,989	88,327
ICAP PLC	506,400	2,681,570
IG Group Holdings PLC	756,802	5,649,914
International Personal Finance PLC	1,365,700	4,095,909
Johnson Matthey PLC	179,700	5,808,580
Jubilee Platinum PLC (a)	1,447,747	356,508
Keronite PLC (a)(h)	13,620,267	215
London Mining PLC (a)	1,847,200	7,874,761
London Mining PLC (a)(g)	174,145	699,854
Michael Page International PLC	933,500	5,724,424
Moneysupermarket.com Group PLC	3,770,100	6,856,696
Monitise PLC (a)	4,609,700	2,016,006
Mothercare PLC (e)	957,107	2,975,320
Nautical Petroleum PLC (a)	620,121	3,173,816
NCC Group Ltd.	229,615	3,112,110
Ocado Group PLC (a)(e)	1,110,900	1,524,928
Pureprofile Media PLC (a)(h)	1,108,572	698,844
Regenersis PLC (a)	1,425,100	1,572,170
Robert Walters PLC	902,400	2,844,365
Rockhopper Exploration PLC (a)	1,109,200	5,947,907
Common Stocks - continued
	Shares	Value
United Kingdom - continued
SDL PLC	471,862	$ 4,826,318
Serco Group PLC	467,135	3,739,920
Silverdell PLC (a)	6,644,400	1,178,052
Sinclair Pharma PLC (a)	4,359,880	1,451,535
Sphere Medical Holding PLC	684,254	878,883
Sthree PLC	1,084,909	4,650,701
Synergy Health PLC	299,653	3,999,984
Ted Baker PLC	486,475	5,713,717
TMO Renewables Ltd. (a)(h)	1,000,000	551,600
Travis Perkins PLC	385,800	5,332,342
Valiant Petroleum PLC (a)	422,800	2,773,610
Wolfson Microelectronics PLC (a)	1,264,900	3,169,637
Zenergy Power PLC (a)	855,520	112,583
TOTAL UNITED KINGDOM		153,948,335
United States of America - 1.0%
ChinaCast Education Corp. (a)(e)	70,100	431,115
CTC Media, Inc.	4,300	43,086
KIT Digital, Inc. (a)(e)	428,400	4,639,572
Mudalla Technology, Inc. (a)	996,527	16
Phorm, Inc. (a)	1,430,000	1,938,165
XL TechGroup, Inc. (a)	1,329,250	21
YOU On Demand Holdings, Inc. (a)	6,523,000	567,501
Zhongpin, Inc. (a)(e)	40,200	456,672
TOTAL UNITED STATES OF AMERICA		8,076,148
TOTAL COMMON STOCKS (Cost $814,218,452)		808,197,876
Government Obligations - 0.1%
		Principal Amount (d)
Germany - 0.1%
German Federal Republic:
4% 4/13/12	EUR	310,000	408,493
5% 7/4/12	EUR	500,000	667,427
TOTAL GOVERNMENT OBLIGATIONS (Cost $1,120,112)			1,075,920
Money Market Funds - 7.0%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	13,462,118	$ 13,462,118
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	43,650,419	43,650,419
TOTAL MONEY MARKET FUNDS (Cost $57,112,537)		57,112,537
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $872,451,101)		866,386,333
NET OTHER ASSETS (LIABILITIES) - (5.2)%		(42,552,567)
NET ASSETS - 100%		$ 823,833,766
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,118,207 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
AirSea Lines	8/4/06	$ 1,199,182
Buried Hill Energy (Cyprus) PCL	8/18/06	$ 2,141,700
Kalahari Energy	9/1/06	$ 1,813,750
Keronite PLC	8/16/06	$ 1,548,992
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173,341
Rock Well Petroleum, Inc.	4/13/06	$ 1,004,171
TMO Renewables Ltd.	10/27/05	$ 535,065
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,463
Fidelity Securities Lending Cash Central Fund	120,361
Total	$ 126,824
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Pertama Holdings Ltd.	$ 11,809,703	$ -	$ -	$ -	$ 9,533,092
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 233,394,070	$ 215,322,086	$ 18,071,984	$ -
United Kingdom	153,948,335	151,769,964	699,854	1,478,517
Germany	74,320,629	74,320,629	-	-
Australia	50,849,007	50,849,007	-	-
France	38,253,795	38,253,795	-	-
Bermuda	27,035,952	27,035,952	-	-
Ireland	26,359,646	19,163,049	7,196,597	-
Cayman Islands	26,205,452	25,742,477	-	462,975
Singapore	18,527,569	8,994,477	-	9,533,092
United States of America	8,076,148	8,076,111	-	37
Canada	7,289,444	7,289,411	-	33
Cyprus	5,947,966	1,080,466	-	4,867,500
British Virgin Islands	5,373,890	5,373,875	-	15
Other	132,615,973	132,054,869	561,104	-
Government Obligations	1,075,920	-	1,075,920	-
Money Market Funds	57,112,537	57,112,537	-	-
Total Investments in Securities:	$ 866,386,333	$ 822,438,705	$ 27,605,459	$ 16,342,169
Transfers from Level 2 to Level 1 during the period were $167,911,608
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Singapore
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(2,276,604)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	11,809,696
Transfers out of Level 3	-
Ending Balance	$ 9,533,092
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ (2,276,604)
Equities - Cyprus
Beginning Balance	$ 4,867,500
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,867,500
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ -
Equities - United Kingdom
Beginning Balance	$ 3,062,713
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(30,208)
Cost of Purchases	-
Proceeds of Sales	(1,553,988)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,478,517
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ (30,208)
Equities - Cayman Islands
Beginning Balance	$ 251,117
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(176,443)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	388,301
Transfers out of Level 3	-
Ending Balance	$ 462,975
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ (176,443)
Equities - United States of America
Beginning Balance	$ 37
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 37
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ -
Equities - Canada
Beginning Balance	$ 34
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(1)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 33
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ (1)
Equities - British Virgin Islands
Beginning Balance	$ 15
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 15
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ -
Corporate Bonds
Beginning Balance	$ 163,913
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	(163,913)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ -

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $895,057,901. Net unrealized depreciation aggregated $28,671,568, of which $119,273,752 related to appreciated investment securities and $147,945,320 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For foreign government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Small Cap Fund

January 31, 2012

1.813082.107

ISC-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Australia - 6.2%
Ausgold Ltd. (a)	1,220,000	$ 1,230,394
Austal Ltd.	689,186	1,485,229
Beach Energy Ltd.	1,190,316	1,870,186
Blackgold International Holdings Ltd.	1,950,000	393,323
carsales.com Ltd. (e)	379,343	1,933,011
Dart Energy Ltd. (a)	3,133,706	1,447,133
DUET Group	706,941	1,358,384
Goodman Group unit	1,268,265	861,690
Horizon Oil Ltd. (a)	2,028,276	516,772
Iluka Resources Ltd.	75,072	1,460,039
Imdex Ltd.	435,572	994,167
Industrea Ltd.	898,764	1,087,706
Ironbark Zinc Ltd. (a)	2,305,831	575,250
Karoon Gas Australia Ltd. (a)	379,284	2,085,716
Linc Energy Ltd. (a)	508,182	747,188
McMillan Shakespeare Ltd.	74,357	733,328
Medusa Mining Ltd.	226,578	1,298,890
Mesoblast Ltd. (a)(e)	175,066	1,198,733
Mineral Deposits Ltd. (a)	422,377	2,551,370
Mineral Deposits Ltd. (Canada) (a)	457,000	2,620,544
Monto Minerals Ltd. (a)	273,551	5,518
Navitas Ltd.	300,406	918,464
NRW Holdings Ltd.	134,368	432,215
Panaust Ltd. (a)	412,583	1,537,373
Ramsay Health Care Ltd.	95,717	1,928,618
realestate.com.au Ltd.	66,454	923,468
SAI Global Ltd.	674,647	3,545,216
SEEK Ltd.	459,674	2,566,827
Silver Lake Resources Ltd. (a)	211,056	822,289
Sino Gas & Energy Ltd. (a)	8,152,205	545,226
SomnoMed Ltd. (a)	531,849	536,380
Sydney Airport unit	156,262	442,920
Tiger Resources Ltd. (a)	13,176,234	5,665,095
TPG Telecom Ltd.	805,512	1,282,697
Troy Resources NL	300,121	1,475,157
Western Areas NL (e)	141,579	829,657
Wotif.com Holdings Ltd. (e)	227,142	942,834
TOTAL AUSTRALIA		50,849,007
Bailiwick of Jersey - 1.8%
Centamin PLC (a)	2,018,614	2,993,637
Common Stocks - continued
	Shares	Value
Bailiwick of Jersey - continued
Informa PLC	1,220,315	$ 7,519,776
LXB Retail Properties PLC (a)	2,406,400	4,171,735
TOTAL BAILIWICK OF JERSEY		14,685,148
Belgium - 0.6%
EVS Broadcast Equipment SA	106,900	5,253,032
Bermuda - 3.3%
Aquarius Platinum Ltd. (United Kingdom)	1,445,500	3,884,174
Asia Satellite Telecommunications Holdings Ltd.	271,000	577,276
Biosensors International Group Ltd. (a)	1,769,000	2,278,316
China Animal Healthcare Ltd.	2,129,000	423,143
China LotSynergy Holdings Ltd. (a)	15,996,000	282,577
China Singyes Solar Tech Holdings Ltd.	818,000	384,991
China Water Affairs Group Ltd.	1,006,000	308,730
G-Resources Group Ltd. (a)	15,882,000	982,993
GZI Transport Ltd.	1,220,000	528,571
I.T Ltd.	1,912,000	1,097,115
Imagi International Holdings Ltd. (a)	17,664,000	480,591
Luk Fook Holdings International Ltd.	672,000	2,478,218
Oakley Capital Investments Ltd. (a)	1,596,500	3,296,070
PAX Global Technology Ltd. (a)	1,769,000	305,659
People's Food Holdings Ltd. (a)	689,000	377,954
Petra Diamonds Ltd. (a)	2,535,200	5,154,163
REXCAPITAL Financial Holdings Ltd.	13,675,000	934,560
Texwinca Holdings Ltd.	606,000	664,977
Vtech Holdings Ltd.	249,000	2,595,874
TOTAL BERMUDA		27,035,952
British Virgin Islands - 0.6%
Kalahari Energy (a)(h)	1,451,000	15
Playtech Ltd.	1,139,455	5,373,875
TOTAL BRITISH VIRGIN ISLANDS		5,373,890
Canada - 0.9%
AirSea Lines (a)(h)	1,893,338	25
Banro Corp. (a)	794,600	3,867,014
Rock Well Petroleum, Inc. (a)(h)	770,400	8
Starfield Resources, Inc. (a)	4,328,075	86,324
Teranga Gold Corp. (a)(e)	1,338,099	3,336,073
TOTAL CANADA		7,289,444
Common Stocks - continued
	Shares	Value
Cayman Islands - 3.2%
3SBio, Inc. sponsored ADR (a)	34,100	$ 394,537
51job, Inc. sponsored ADR (a)	14,600	655,248
AirMedia Group, Inc. ADR (a)	235,300	821,197
Airtac International Group	135,000	679,676
AMVIG Holdings Ltd.	764,000	363,516
Baidu.com, Inc. sponsored ADR (a)	9,800	1,249,696
China Automation Group Ltd.	1,589,000	452,815
China Corn Oil Co. Ltd.	967,000	463,846
China High Precision Automation Group Ltd.	712,000	172,555
China Metal International Holdings, Inc.	2,002,000	351,081
China Metal Recycling (Holdings) Ltd.	436,800	517,046
China ZhengTong Auto Services Holdings Ltd. (a)	472,000	492,982
CNinsure, Inc. ADR (a)	31,900	256,476
Concord Medical Services Holdings Ltd. ADR	84,800	306,128
Convenience Retail Asia Ltd.	700,000	288,837
Daphne International Holdings Ltd.	436,000	562,200
EVA Precision Industrial Holdings Ltd.	11,604,000	2,079,825
Fook Woo Group Holdings Ltd. (a)	2,055,000	290,420
Haitian International Holdings Ltd.	530,000	555,611
Hutchison China Meditech Ltd. (a)	19,500	126,001
Kingdee International Software Group Co. Ltd.	896,400	267,004
KongZhong Corp. sponsored ADR (a)	46,600	198,050
Lee's Pharmaceutical Holdings Ltd.	1,035,000	381,690
Little Sheep Group Ltd.	614,000	514,619
Marwyn Value Investors II Ltd. (a)	1,971,700	4,257,137
Ming Fai International Holdings Ltd.	9,133,000	942,123
Minth Group Ltd.	574,000	619,500
MStar Semiconductor, Inc.	64,000	406,555
Perfect World Co. Ltd. sponsored ADR Class B (a)	34,900	374,128
Royale Furniture Holdings Ltd.	3,429,074	959,491
Shenguan Holdings Group Ltd.	3,154,000	1,793,513
Sino Prosper State Gold Resources Holdings, Ltd. (a)	74,950,000	850,469
Sino-Life Group Ltd. (a)	1,320,000	41,531
SouFun Holdings Ltd. ADR (e)	36,700	687,024
Trauson Holdings Co. Ltd.	672,000	211,428
VanceInfo Technologies, Inc. ADR (a)	38,100	478,917
VisionChina Media, Inc. ADR (a)(e)	265,600	411,680
VST Holdings Ltd. (a)	1,858,000	282,704
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	42,300	574,434
Xueda Education Group sponsored ADR (a)	89,000	427,200
Yip's Chemical Holdings Ltd.	592,000	446,562
TOTAL CAYMAN ISLANDS		26,205,452
Common Stocks - continued
	Shares	Value
China - 0.3%
Beijing Jingkelong Co. Ltd. (H Shares)	34,000	$ 28,672
Dalian Port (PDA) Co. Ltd. (H Shares)	1,786,000	419,138
Travelsky Technology Ltd. (H Shares)	877,000	484,002
Weiqiao Textile Co. Ltd. (H Shares)	1,635,500	841,449
Zhaojin Mining Industry Co. Ltd. (H Shares)	117,000	210,005
Zijin Mining Group Co. Ltd. (H Shares)	1,008,000	443,220
TOTAL CHINA		2,426,486
Cyprus - 0.7%
Buried Hill Energy (Cyprus) PCL (a)(h)	1,947,000	4,867,500
Mirland Development Corp. PLC (a)	415,500	1,080,466
TOTAL CYPRUS		5,947,966
Denmark - 0.6%
William Demant Holding A/S (a)	64,500	5,341,946
France - 4.6%
Altamir Amboise (a)	558,300	4,717,276
ALTEN	120,500	3,331,045
Audika SA	113,900	2,234,633
Axway Software SA (a)	66,856	1,316,037
Devoteam SA (e)	36,300	559,773
Eurofins Scientific SA	42,600	3,425,027
Faiveley Transport	45,935	3,347,696
Iliad SA	39,523	4,775,502
Ipsos SA	186,572	5,955,475
LeGuide.com SA (a)	94,400	1,975,528
Maisons France Confort	19,945	577,828
Sartorius Stedim Biotech	54,300	3,661,168
Sopra Group SA	41,300	2,376,807
TOTAL FRANCE		38,253,795
Germany - 9.0%
Bilfinger Berger AG	67,382	6,178,073
Brenntag AG	26,300	2,749,863
CENTROTEC Sustainable AG	242,951	3,781,436
CTS Eventim AG	231,011	7,478,233
Delticom AG	47,000	4,694,128
GFK AG	142,601	6,341,509
HeidelbergCement Finance AG	124,866	6,136,692
Lanxess AG	126,185	8,218,350
MTU Aero Engines Holdings AG	70,800	4,936,658
Rational AG	16,320	3,656,526
Common Stocks - continued
	Shares	Value
Germany - continued
Rheinmetall AG	58,000	$ 3,109,926
RIB Software AG	399,400	2,021,670
Stroer Out-of-Home Media AG (a)	185,800	3,030,423
Tom Tailor Holding AG (a)	230,600	3,736,988
United Internet AG	262,653	4,905,708
Wirecard AG	186,100	3,344,446
TOTAL GERMANY		74,320,629
Hong Kong - 0.5%
Dah Sing Financial Holdings Ltd.	172,000	589,949
Magnificent Estates Ltd.	32,558,000	1,133,511
Techtronic Industries Co. Ltd.	1,659,500	1,844,543
Tian An China Investments Co. Ltd.	750,000	382,966
YGM Trading Ltd.	152,000	385,329
TOTAL HONG KONG		4,336,298
Iceland - 0.8%
Ossur hf (a)	4,510,900	6,389,321
India - 0.4%
Ahluwalia Contracts (India) Ltd.	230,314	363,274
Educomp Solutions Ltd.	44,518	194,067
Financial Technologies India Ltd.	23,352	340,411
Geodesic Ltd.	256,340	242,026
Indian Overseas Bank	186,286	329,382
IndusInd Bank Ltd.	91,917	561,104
PI Industries Ltd.	54,595	505,650
Thangamayil Jewellery Ltd.	253,192	814,315
TOTAL INDIA		3,350,229
Indonesia - 0.9%
PT AKR Corporindo Tbk	1,010,000	410,068
PT Clipan Finance Indonesia Tbk	9,427,900	482,408
PT Clipan Finance Indonesia Tbk warrants 10/7/14 (a)	2,275,700	24,301
PT Jasa Marga Tbk	1,205,000	586,417
PT Lippo Karawaci Tbk	4,456,125	332,104
PT Mayora Indah Tbk	372,500	588,378
PT Media Nusantara Citra Tbk	14,019,500	2,105,270
PT Mitra Adiperkasa Tbk	2,179,500	1,381,889
PT Nippon Indosari Corpindo Tbk	1,712,000	666,520
PT Tower Bersama Infrastructure Tbk	1,675,500	447,298
TOTAL INDONESIA		7,024,653
Common Stocks - continued
	Shares	Value
Ireland - 3.2%
Elan Corp. PLC (a)	530,300	$ 7,196,597
James Hardie Industries NV CDI	91,650	689,826
Kenmare Resources PLC (a)	10,776,700	8,109,898
Paddy Power PLC (Ireland)	123,584	6,850,375
Petroceltic International PLC (a)	23,938,700	3,055,919
Petroneft Resources PLC (a)	1,748,000	457,031
TOTAL IRELAND		26,359,646
Isle of Man - 1.7%
Bahamas Petroleum Co. PLC (a)	12,743,410	1,437,987
Exillon Energy PLC (a)	1,122,800	4,423,832
IBS Group Holding Ltd. GDR (Reg. S)	343,200	7,812,903
TOTAL ISLE OF MAN		13,674,722
Israel - 0.1%
Sarin Technologies Ltd.	851,000	554,772
Italy - 1.2%
Salvatore Ferragamo Italia SpA (a)	361,100	6,059,619
Tod's SpA (e)	39,295	3,525,758
TOTAL ITALY		9,585,377
Japan - 28.3%
Aeon Credit Service Co. Ltd.	300,400	4,598,804
ASAHI INTECC Co. Ltd. (e)	258,400	5,894,761
CAC Corp.	44,800	370,836
Citizen Holdings Co. Ltd.	1,295,000	7,865,473
CyberAgent, Inc.	1,882	5,505,523
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	7,000	329,660
Daikin Industries Ltd.	127,800	3,705,077
Disco Corp. (e)	27,400	1,479,090
eBook Initiative Japan Co. Ltd.	27,800	799,027
Endo Lighting Corp. (e)	8,700	159,437
Exedy Corp.	168,200	5,130,067
Fanuc Corp.	39,100	6,570,523
Fuji Spinning Co. Ltd.	758,000	1,610,862
GREE, Inc. (e)	632,400	18,251,076
Hi-Lex Corp.	48,500	773,022
Hitachi Chemical Co. Ltd.	113,700	2,001,645
Hitachi Metals Ltd.	217,000	2,490,817
Hitachi Transport System Ltd.	38,300	651,145
Honda Motor Co. Ltd.	379,200	13,085,085
Hoshizaki Electric Co. Ltd.	102,900	2,370,358
Common Stocks - continued
	Shares	Value
Japan - continued
Iwatsuka Confectionary Co. Ltd.	11,600	$ 423,188
JSP Corp.	137,000	2,210,547
K'S Denki Corp.	99,600	3,482,015
Kakaku.com, Inc.	229,600	7,439,486
Kanto Denka Kogyo Co. Ltd.	296,000	1,141,598
Kintetsu World Express, Inc.	15,400	461,414
Koshidaka Holdings Co. Ltd.	33,400	830,290
Kubota Corp.	897,000	8,095,710
Kurimoto Ltd.	1,176,000	2,884,848
Lintec Corp.	124,500	2,364,896
Makita Corp.	91,400	3,449,532
Maruwa Ceramic Co. Ltd.	127,000	5,497,836
MEGANE TOP CO. LTD.	246,700	2,841,435
Mitsubishi Electric Corp.	339,000	3,041,795
Mitsubishi Gas Chemical Co., Inc.	389,000	2,194,280
Mitsui Chemicals, Inc.	529,000	1,672,426
Mitsui OSK Lines Ltd.	180,000	680,047
Mizuho Financial Group, Inc.	475,600	720,151
Nichias Corp.	407,000	2,317,172
Nikkiso Co. Ltd.	560,000	5,002,755
Nippon Seiki Co. Ltd.	33,000	390,909
Nitta Corp.	129,600	2,419,268
NSD Co. Ltd.	46,300	403,295
Olympus Corp.	62,000	1,045,127
Origin Electric Co. Ltd.	68,000	233,714
ORIX Corp.	179,470	16,786,319
Osaka Securities Exchange Co. Ltd.	1,360	7,948,052
OSAKA Titanium technologies Co. Ltd. (e)	96,300	4,339,374
Pal Co. Ltd.	22,950	957,379
Pigeon Corp.	256,600	9,650,691
Point, Inc.	79,300	3,250,853
Rohto Pharmaceutical Co. Ltd.	152,000	1,856,382
Sawada Holdings Co. Ltd. (a)	271,700	2,502,078
Sharp Corp.	52,000	447,488
Shimadzu Corp.	360,000	3,135,773
Shinko Electric Industries Co.Ltd. (e)	418,300	3,100,348
Shinko Kogyo Co. Ltd.	2,000	7,635
Shinko Shoji Co. Ltd.	2,800	23,985
Shinmaywa Industries Ltd.	55,000	264,791
Skymark Airlines, Inc.	270,500	2,696,839
SMC Corp.	12,200	2,117,355
Sosei Group Corp. (a)(e)	657	1,028,205
Common Stocks - continued
	Shares	Value
Japan - continued
Stanley Electric Co. Ltd.	144,000	$ 2,212,043
STELLA CHEMIFA Corp.	39,400	1,135,018
Sumitomo Metal Mining Co. Ltd.	146,000	2,104,867
Sysmex Corp.	3,400	112,218
Takara Leben Co. Ltd.	442,800	2,631,358
Takata Corp.	60,200	1,370,156
Terumo Corp.	71,700	3,437,800
Toho Real Estate Co. Ltd.	3,000	17,473
Tokyo Electron Ltd.	78,000	4,440,771
Toray Industries, Inc.	196,000	1,470,707
Toyo Engineering Corp.	478,000	2,000,289
Toyota Motor Corp.	115,700	4,266,748
Tsukui Corp. (e)	60,900	670,275
Yahagi Construction Co. Ltd.	1,800	9,233
Yamato Kogyo Co. Ltd.	80,000	2,515,545
TOTAL JAPAN		233,394,070
Korea (South) - 0.6%
Daou Technology, Inc.	125,450	1,518,894
Duksan Hi-Metal Co. Ltd. (a)	40,703	849,742
Genic Co. Ltd.	10,506	360,562
KC Tech Co. Ltd.	133,821	637,376
Korea Plant Service & Engineering Co. Ltd.	12,424	420,303
Medy-Tox, Inc.	23,040	507,663
TK Corp. (a)	32,592	719,582
TOTAL KOREA (SOUTH)		5,014,122
Luxembourg - 0.8%
GlobeOp Financial Services SA	1,214,785	6,796,479
SAF-Holland SA (a)	29,221	176,192
TOTAL LUXEMBOURG		6,972,671
Malaysia - 0.3%
JobStreet Corp. Bhd	1,223,100	872,638
Muhibbah Engineering (M) Bhd	1,050,100	428,119
Top Glove Corp. Bhd	222,000	369,331
WCT Bhd	560,100	432,759
TOTAL MALAYSIA		2,102,847
Netherlands - 0.7%
Gemalto NV	102,143	5,481,523
Common Stocks - continued
	Shares	Value
Norway - 1.6%
Aker Solutions ASA	375,500	$ 4,604,633
Schibsted ASA (B Shares)	205,700	5,868,729
Sevan Drilling ASA	2,297,700	2,702,071
TOTAL NORWAY		13,175,433
Philippines - 0.1%
Alliance Global Group, Inc.	2,393,700	614,056
Belle Corp. (a)	4,000,000	446,828
TOTAL PHILIPPINES		1,060,884
Singapore - 2.2%
Amtek Engineering Ltd.	2,624,000	1,397,687
CSE Global Ltd.	1,069,000	773,375
Goodpack Ltd.	1,438,000	1,749,127
Mapletree Industrial (REIT)	1,116,000	993,696
OSIM International Ltd.	1,036,000	1,070,716
Pertama Holdings Ltd. (f)	23,060,000	9,533,092
Petra Foods Ltd.	370,000	567,715
Raffles Medical Group Ltd.	436,205	766,397
Sakari Resources Ltd.	627,000	1,176,388
Venture Corp. Ltd.	87,000	499,376
TOTAL SINGAPORE		18,527,569
South Africa - 0.3%
Blue Label Telecoms Ltd.	3,254,300	2,601,675
Sweden - 1.5%
Elekta AB (B Shares) (e)	172,400	8,239,818
Modern Times Group MTG AB (B Shares)	84,900	4,249,993
TOTAL SWEDEN		12,489,811
Switzerland - 0.8%
Leclanche SA (a)	60,440	857,095
VZ Holding AG	54,610	5,637,544
TOTAL SWITZERLAND		6,494,639
Taiwan - 0.3%
Lung Yen Life Service Co. Ltd.	121,000	393,725
Pacific Hospital Supply Co. Ltd.	104,000	305,727
Tong Hsing Electronics Industries Ltd.	216,721	651,737
Topoint Technology Co. Ltd.	557,000	370,769
WPG Holding Co. Ltd.	294,000	410,775
TOTAL TAIWAN		2,132,733
Common Stocks - continued
	Shares	Value
Thailand - 0.3%
Toyo-Thai Corp. PCL	5,714,500	$ 2,397,177
Toyo-Thai Corp. PCL NVDR	168,000	70,474
TOTAL THAILAND		2,467,651
United Kingdom - 18.7%
African Barrick Gold Ltd.	555,600	4,509,472
Amerisur Resources PLC (a)	8,152,624	2,409,100
Ashmore Group PLC	1,196,700	7,004,601
ASOS PLC (a)(e)	308,676	8,367,342
Aurelian Oil & Gas PLC (a)(e)	3,890,100	1,011,582
Avanti Communications Group PLC (a)(e)	494,400	2,220,647
Aveva Group PLC	195,600	4,861,349
Bond International Software PLC	843,266	511,660
Borders & Southern Petroleum PLC (a)	670,500	715,920
Bowleven PLC (a)	433,300	537,769
Brammer PLC	1,332,900	5,209,613
Cadogan Petroleum PLC (a)	1,723,100	868,994
Central Asia Metals PLC (a)	1,405,500	1,406,568
China Goldmines PLC (a)	669,353	227,858
Cove Energy PLC (a)	2,870,300	6,152,086
Craneware PLC	832,400	4,584,959
Faroe Petroleum PLC (a)	480,947	1,267,709
GoIndustry-DoveBid PLC (a)	117,989	88,327
ICAP PLC	506,400	2,681,570
IG Group Holdings PLC	756,802	5,649,914
International Personal Finance PLC	1,365,700	4,095,909
Johnson Matthey PLC	179,700	5,808,580
Jubilee Platinum PLC (a)	1,447,747	356,508
Keronite PLC (a)(h)	13,620,267	215
London Mining PLC (a)	1,847,200	7,874,761
London Mining PLC (a)(g)	174,145	699,854
Michael Page International PLC	933,500	5,724,424
Moneysupermarket.com Group PLC	3,770,100	6,856,696
Monitise PLC (a)	4,609,700	2,016,006
Mothercare PLC (e)	957,107	2,975,320
Nautical Petroleum PLC (a)	620,121	3,173,816
NCC Group Ltd.	229,615	3,112,110
Ocado Group PLC (a)(e)	1,110,900	1,524,928
Pureprofile Media PLC (a)(h)	1,108,572	698,844
Regenersis PLC (a)	1,425,100	1,572,170
Robert Walters PLC	902,400	2,844,365
Rockhopper Exploration PLC (a)	1,109,200	5,947,907
Common Stocks - continued
	Shares	Value
United Kingdom - continued
SDL PLC	471,862	$ 4,826,318
Serco Group PLC	467,135	3,739,920
Silverdell PLC (a)	6,644,400	1,178,052
Sinclair Pharma PLC (a)	4,359,880	1,451,535
Sphere Medical Holding PLC	684,254	878,883
Sthree PLC	1,084,909	4,650,701
Synergy Health PLC	299,653	3,999,984
Ted Baker PLC	486,475	5,713,717
TMO Renewables Ltd. (a)(h)	1,000,000	551,600
Travis Perkins PLC	385,800	5,332,342
Valiant Petroleum PLC (a)	422,800	2,773,610
Wolfson Microelectronics PLC (a)	1,264,900	3,169,637
Zenergy Power PLC (a)	855,520	112,583
TOTAL UNITED KINGDOM		153,948,335
United States of America - 1.0%
ChinaCast Education Corp. (a)(e)	70,100	431,115
CTC Media, Inc.	4,300	43,086
KIT Digital, Inc. (a)(e)	428,400	4,639,572
Mudalla Technology, Inc. (a)	996,527	16
Phorm, Inc. (a)	1,430,000	1,938,165
XL TechGroup, Inc. (a)	1,329,250	21
YOU On Demand Holdings, Inc. (a)	6,523,000	567,501
Zhongpin, Inc. (a)(e)	40,200	456,672
TOTAL UNITED STATES OF AMERICA		8,076,148
TOTAL COMMON STOCKS (Cost $814,218,452)		808,197,876
Government Obligations - 0.1%
		Principal Amount (d)
Germany - 0.1%
German Federal Republic:
4% 4/13/12	EUR	310,000	408,493
5% 7/4/12	EUR	500,000	667,427
TOTAL GOVERNMENT OBLIGATIONS (Cost $1,120,112)			1,075,920
Money Market Funds - 7.0%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	13,462,118	$ 13,462,118
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	43,650,419	43,650,419
TOTAL MONEY MARKET FUNDS (Cost $57,112,537)		57,112,537
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $872,451,101)		866,386,333
NET OTHER ASSETS (LIABILITIES) - (5.2)%		(42,552,567)
NET ASSETS - 100%		$ 823,833,766
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,118,207 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
AirSea Lines	8/4/06	$ 1,199,182
Buried Hill Energy (Cyprus) PCL	8/18/06	$ 2,141,700
Kalahari Energy	9/1/06	$ 1,813,750
Keronite PLC	8/16/06	$ 1,548,992
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173,341
Rock Well Petroleum, Inc.	4/13/06	$ 1,004,171
TMO Renewables Ltd.	10/27/05	$ 535,065
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,463
Fidelity Securities Lending Cash Central Fund	120,361
Total	$ 126,824
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Pertama Holdings Ltd.	$ 11,809,703	$ -	$ -	$ -	$ 9,533,092
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 233,394,070	$ 215,322,086	$ 18,071,984	$ -
United Kingdom	153,948,335	151,769,964	699,854	1,478,517
Germany	74,320,629	74,320,629	-	-
Australia	50,849,007	50,849,007	-	-
France	38,253,795	38,253,795	-	-
Bermuda	27,035,952	27,035,952	-	-
Ireland	26,359,646	19,163,049	7,196,597	-
Cayman Islands	26,205,452	25,742,477	-	462,975
Singapore	18,527,569	8,994,477	-	9,533,092
United States of America	8,076,148	8,076,111	-	37
Canada	7,289,444	7,289,411	-	33
Cyprus	5,947,966	1,080,466	-	4,867,500
British Virgin Islands	5,373,890	5,373,875	-	15
Other	132,615,973	132,054,869	561,104	-
Government Obligations	1,075,920	-	1,075,920	-
Money Market Funds	57,112,537	57,112,537	-	-
Total Investments in Securities:	$ 866,386,333	$ 822,438,705	$ 27,605,459	$ 16,342,169
Transfers from Level 2 to Level 1 during the period were $167,911,608
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Singapore
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(2,276,604)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	11,809,696
Transfers out of Level 3	-
Ending Balance	$ 9,533,092
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ (2,276,604)
Equities - Cyprus
Beginning Balance	$ 4,867,500
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,867,500
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ -
Equities - United Kingdom
Beginning Balance	$ 3,062,713
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(30,208)
Cost of Purchases	-
Proceeds of Sales	(1,553,988)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,478,517
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ (30,208)
Equities - Cayman Islands
Beginning Balance	$ 251,117
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(176,443)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	388,301
Transfers out of Level 3	-
Ending Balance	$ 462,975
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ (176,443)
Equities - United States of America
Beginning Balance	$ 37
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 37
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ -
Equities - Canada
Beginning Balance	$ 34
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(1)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 33
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ (1)
Equities - British Virgin Islands
Beginning Balance	$ 15
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 15
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ -
Corporate Bonds
Beginning Balance	$ 163,913
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	(163,913)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ -

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $895,057,901. Net unrealized depreciation aggregated $28,671,568, of which $119,273,752 related to appreciated investment securities and $147,945,320 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For foreign government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor International
Small Cap Opportunities Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® International
Small Cap Opportunities Fund

1.829636.106

AILS-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Australia - 1.3%
OZ Minerals Ltd.	138,943	$ 1,609,246
Ramsay Health Care Ltd.	43,346	873,386
Sydney Airport unit	859,257	2,435,540
TOTAL AUSTRALIA		4,918,172
Austria - 2.1%
Andritz AG	52,800	4,897,028
Zumtobel AG	143,681	2,611,254
TOTAL AUSTRIA		7,508,282
Bailiwick of Guernsey - 0.8%
Resolution Ltd.	670,273	2,884,893
Bailiwick of Jersey - 1.7%
Informa PLC	500,236	3,082,534
Randgold Resources Ltd. sponsored ADR	27,300	3,123,393
TOTAL BAILIWICK OF JERSEY		6,205,927
Belgium - 1.4%
Gimv NV	42,575	2,078,200
Umicore SA	63,474	2,950,975
TOTAL BELGIUM		5,029,175
Bermuda - 1.1%
Lazard Ltd. Class A	34,899	1,002,299
Trinity Ltd.	3,654,000	2,940,068
TOTAL BERMUDA		3,942,367
Brazil - 4.8%
Arezzo Industria e Comercio SA	129,700	2,170,575
Banco ABC Brasil SA	275,300	1,980,610
Banco Pine SA	123,900	932,512
BR Malls Participacoes SA	83,500	911,370
Braskem SA Class A sponsored ADR (d)	227,200	4,094,144
Cia.Hering SA	41,600	1,000,000
Iguatemi Empresa de Shopping Centers SA	46,700	994,567
Multiplan Empreendimentos Imobiliarios SA	76,600	1,753,663
Odontoprev SA	96,500	1,612,752
T4F Entretenimento SA	131,800	946,709
Totvs SA	58,800	1,010,962
TOTAL BRAZIL		17,407,864
Canada - 4.2%
Agnico-Eagle Mines Ltd. (Canada)	49,960	1,872,846
Common Stocks - continued
	Shares	Value
Canada - continued
Eldorado Gold Corp.	168,100	$ 2,546,436
Fairfax Financial Holdings Ltd. (sub. vtg.)	7,790	3,161,835
Niko Resources Ltd.	52,600	2,569,807
Open Text Corp. (a)	29,500	1,495,079
Pan American Silver Corp.	39,200	896,896
Petrominerales Ltd.	46,979	980,574
TAG Oil Ltd. (a)	121,200	991,114
Tuscany International Drilling, Inc. (a)	1,139,200	795,253
TOTAL CANADA		15,309,840
Cayman Islands - 0.9%
China Lilang Ltd.	924,000	847,122
NVC Lighting Holdings Ltd.	4,329,000	1,780,666
Vantage Drilling Co. (a)	625,331	775,410
TOTAL CAYMAN ISLANDS		3,403,198
Denmark - 0.8%
William Demant Holding A/S (a)	36,533	3,025,695
Finland - 2.3%
Nokian Tyres PLC	89,200	3,186,234
Outotec Oyj	100,200	5,265,854
TOTAL FINLAND		8,452,088
France - 3.4%
Audika SA	45,384	890,400
Laurent-Perrier Group	25,963	2,597,810
Remy Cointreau SA	38,298	3,371,684
Saft Groupe SA	92,419	2,798,359
Vetoquinol SA	28,212	900,357
Virbac SA	14,600	2,043,279
TOTAL FRANCE		12,601,889
Germany - 4.2%
alstria office REIT-AG	158,600	1,894,557
Bilfinger Berger AG	32,159	2,948,572
CompuGROUP Holding AG	81,600	884,247
CTS Eventim AG	142,426	4,610,581
Fielmann AG	30,537	3,166,912
Software AG (Bearer)	59,781	1,947,727
TOTAL GERMANY		15,452,596
Common Stocks - continued
	Shares	Value
India - 0.7%
Apollo Tyres Ltd.	642,892	$ 940,675
Jyothy Laboratories Ltd.	433,677	1,436,831
TOTAL INDIA		2,377,506
Ireland - 1.1%
James Hardie Industries NV:
CDI	40,000	301,070
sponsored ADR	102,775	3,856,118
TOTAL IRELAND		4,157,188
Israel - 1.0%
Azrieli Group	72,005	1,761,520
Ituran Location & Control Ltd.	140,286	1,841,955
TOTAL ISRAEL		3,603,475
Italy - 1.8%
Azimut Holding SpA	316,773	2,691,029
Interpump Group SpA	535,543	3,971,628
TOTAL ITALY		6,662,657
Japan - 21.8%
Air Water, Inc.	62,000	816,581
Aozora Bank Ltd.	1,030,000	2,864,489
Asahi Co. Ltd.	73,000	1,466,129
Autobacs Seven Co. Ltd.	83,300	3,851,928
Daikoku Denki Co. Ltd.	104,900	1,081,614
Daikokutenbussan Co. Ltd.	109,200	3,180,165
FCC Co. Ltd.	149,300	3,165,011
GCA Savvian Group Corp.	1,109	1,220,584
Glory Ltd.	60,300	1,312,314
Goldcrest Co. Ltd.	60,400	1,045,887
Kamigumi Co. Ltd.	282,000	2,482,251
Kobayashi Pharmaceutical Co. Ltd.	109,700	5,641,139
Kyoto Kimono Yuzen Co. Ltd.	109,900	1,371,047
Meiko Network Japan Co. Ltd.	100,500	926,820
Miraial Co. Ltd.	39,200	557,943
Nabtesco Corp.	148,400	3,153,719
Nagaileben Co. Ltd.	97,400	1,423,371
Nihon M&A Center, Inc.	495	2,448,052
Nihon Parkerizing Co. Ltd.	157,000	2,073,974
Nippon Seiki Co. Ltd.	186,000	2,203,306
Nippon Thompson Co. Ltd.	556,000	3,296,760
Obic Co. Ltd.	14,030	2,716,553
Common Stocks - continued
	Shares	Value
Japan - continued
Osaka Securities Exchange Co. Ltd.	1,019	$ 5,955,195
OSG Corp.	108,200	1,619,523
Seven Bank Ltd.	802,900	1,685,216
SHO-BOND Holdings Co. Ltd.	98,200	2,488,815
Shoei Co. Ltd.	83,600	570,274
The Nippon Synthetic Chemical Industry Co. Ltd.	323,000	1,966,050
Tsumura & Co.	86,600	2,579,937
Tsutsumi Jewelry Co. Ltd.	43,900	1,048,693
USS Co. Ltd.	76,540	7,309,605
Yamatake Corp.	56,000	1,231,956
Yamato Kogyo Co. Ltd.	157,700	4,958,768
TOTAL JAPAN		79,713,669
Korea (South) - 0.2%
NCsoft Corp.	3,095	811,454
Luxembourg - 0.6%
GlobeOp Financial Services SA	367,600	2,056,648
Netherlands - 1.8%
Aalberts Industries NV	177,200	3,322,405
ASM International NV unit	48,800	1,625,528
QIAGEN NV (a)	89,200	1,443,256
TOTAL NETHERLANDS		6,391,189
Papua New Guinea - 0.2%
Oil Search Ltd. ADR	128,966	903,608
Philippines - 0.5%
Jollibee Food Corp.	757,160	1,726,918
Portugal - 0.7%
Jeronimo Martins SGPS SA (a)	151,700	2,532,780
South Africa - 2.4%
African Rainbow Minerals Ltd.	106,600	2,513,305
City Lodge Hotels Ltd.	92,402	912,106
Clicks Group Ltd.	375,659	1,907,655
JSE Ltd.	199,281	1,950,037
Mr Price Group Ltd.	137,500	1,516,971
TOTAL SOUTH AFRICA		8,800,074
Spain - 1.6%
Grifols SA (a)(d)	50,832	927,476
Prosegur Compania de Seguridad SA (Reg.)	106,209	4,899,570
TOTAL SPAIN		5,827,046
Common Stocks - continued
	Shares	Value
Sweden - 2.3%
Fagerhult AB	85,150	$ 2,228,271
Intrum Justitia AB	216,600	3,415,223
Swedish Match Co. AB	78,600	2,737,480
TOTAL SWEDEN		8,380,974
Switzerland - 0.9%
Bank Sarasin & Co. Ltd. Series B (Reg.)	103,074	3,124,982
Turkey - 1.6%
Albaraka Turk Katilim Bankasi A/S	1,863,492	1,730,408
Boyner Buyuk Magazacilik A/S (a)	896,451	1,422,698
Coca-Cola Icecek A/S	216,000	2,826,271
TOTAL TURKEY		5,979,377
United Kingdom - 16.8%
AMEC PLC	128,340	2,030,729
Babcock International Group PLC	299,700	3,445,627
Bellway PLC	203,172	2,359,867
Britvic PLC	526,200	2,852,762
Dechra Pharmaceuticals PLC	247,100	2,048,400
Derwent London PLC	57,900	1,526,619
Great Portland Estates PLC	452,489	2,569,381
H&T Group PLC	336,803	1,831,265
InterContinental Hotel Group PLC ADR	122,600	2,505,944
Johnson Matthey PLC	100,089	3,235,253
Meggitt PLC	726,669	4,157,186
Micro Focus International PLC	194,784	1,297,603
Persimmon PLC	181,563	1,506,544
Rotork PLC	102,500	3,070,875
Serco Group PLC	468,560	3,751,329
Shaftesbury PLC	324,132	2,556,714
Spectris PLC	128,487	3,100,206
Spirax-Sarco Engineering PLC	174,230	5,434,066
Ted Baker PLC	139,000	1,632,574
Ultra Electronics Holdings PLC	101,869	2,459,558
Unite Group PLC	1,474,170	4,135,460
Victrex PLC	194,582	3,916,064
TOTAL UNITED KINGDOM		61,424,026
United States of America - 12.0%
ANSYS, Inc. (a)	13,285	803,610
Autoliv, Inc.	57,500	3,627,675
Broadridge Financial Solutions, Inc.	48,705	1,167,459
Common Stocks - continued
	Shares	Value
United States of America - continued
Cymer, Inc. (a)	70,700	$ 3,520,153
Dril-Quip, Inc. (a)	34,752	2,292,589
Evercore Partners, Inc. Class A	53,700	1,513,803
Greenhill & Co., Inc.	22,195	1,033,399
ION Geophysical Corp. (a)	304,906	2,265,452
Kansas City Southern (a)	43,800	3,006,432
Lam Research Corp. (a)	20,003	851,928
Martin Marietta Materials, Inc. (d)	19,900	1,641,949
Mohawk Industries, Inc. (a)	70,000	4,281,200
Oceaneering International, Inc.	51,200	2,487,808
PriceSmart, Inc.	124,496	8,297,655
ResMed, Inc. (a)	119,200	3,460,376
Solera Holdings, Inc.	55,779	2,664,563
SS&C Technologies Holdings, Inc. (a)	57,600	1,081,152
TOTAL UNITED STATES OF AMERICA		43,997,203
TOTAL COMMON STOCKS (Cost $296,860,763)		354,612,760
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 0.12% (b)	8,764,472	8,764,472
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	523,795	523,795
TOTAL MONEY MARKET FUNDS (Cost $9,288,267)		9,288,267
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $306,149,030)		363,901,027
NET OTHER ASSETS (LIABILITIES) - 0.4%		1,554,828
NET ASSETS - 100%		$ 365,455,855
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,965
Fidelity Securities Lending Cash Central Fund	9,602
Total	$ 12,567
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Transfers from Level 2 to Level 1 during the period were $92,987,024.
Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $308,389,352. Net unrealized appreciation aggregated $55,511,675, of which $75,463,205 related to appreciated investment securities and $19,951,530 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Small Cap
Opportunities Fund

January 31, 2012

1.827842.106

ILS-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Australia - 1.3%
OZ Minerals Ltd.	138,943	$ 1,609,246
Ramsay Health Care Ltd.	43,346	873,386
Sydney Airport unit	859,257	2,435,540
TOTAL AUSTRALIA		4,918,172
Austria - 2.1%
Andritz AG	52,800	4,897,028
Zumtobel AG	143,681	2,611,254
TOTAL AUSTRIA		7,508,282
Bailiwick of Guernsey - 0.8%
Resolution Ltd.	670,273	2,884,893
Bailiwick of Jersey - 1.7%
Informa PLC	500,236	3,082,534
Randgold Resources Ltd. sponsored ADR	27,300	3,123,393
TOTAL BAILIWICK OF JERSEY		6,205,927
Belgium - 1.4%
Gimv NV	42,575	2,078,200
Umicore SA	63,474	2,950,975
TOTAL BELGIUM		5,029,175
Bermuda - 1.1%
Lazard Ltd. Class A	34,899	1,002,299
Trinity Ltd.	3,654,000	2,940,068
TOTAL BERMUDA		3,942,367
Brazil - 4.8%
Arezzo Industria e Comercio SA	129,700	2,170,575
Banco ABC Brasil SA	275,300	1,980,610
Banco Pine SA	123,900	932,512
BR Malls Participacoes SA	83,500	911,370
Braskem SA Class A sponsored ADR (d)	227,200	4,094,144
Cia.Hering SA	41,600	1,000,000
Iguatemi Empresa de Shopping Centers SA	46,700	994,567
Multiplan Empreendimentos Imobiliarios SA	76,600	1,753,663
Odontoprev SA	96,500	1,612,752
T4F Entretenimento SA	131,800	946,709
Totvs SA	58,800	1,010,962
TOTAL BRAZIL		17,407,864
Canada - 4.2%
Agnico-Eagle Mines Ltd. (Canada)	49,960	1,872,846
Common Stocks - continued
	Shares	Value
Canada - continued
Eldorado Gold Corp.	168,100	$ 2,546,436
Fairfax Financial Holdings Ltd. (sub. vtg.)	7,790	3,161,835
Niko Resources Ltd.	52,600	2,569,807
Open Text Corp. (a)	29,500	1,495,079
Pan American Silver Corp.	39,200	896,896
Petrominerales Ltd.	46,979	980,574
TAG Oil Ltd. (a)	121,200	991,114
Tuscany International Drilling, Inc. (a)	1,139,200	795,253
TOTAL CANADA		15,309,840
Cayman Islands - 0.9%
China Lilang Ltd.	924,000	847,122
NVC Lighting Holdings Ltd.	4,329,000	1,780,666
Vantage Drilling Co. (a)	625,331	775,410
TOTAL CAYMAN ISLANDS		3,403,198
Denmark - 0.8%
William Demant Holding A/S (a)	36,533	3,025,695
Finland - 2.3%
Nokian Tyres PLC	89,200	3,186,234
Outotec Oyj	100,200	5,265,854
TOTAL FINLAND		8,452,088
France - 3.4%
Audika SA	45,384	890,400
Laurent-Perrier Group	25,963	2,597,810
Remy Cointreau SA	38,298	3,371,684
Saft Groupe SA	92,419	2,798,359
Vetoquinol SA	28,212	900,357
Virbac SA	14,600	2,043,279
TOTAL FRANCE		12,601,889
Germany - 4.2%
alstria office REIT-AG	158,600	1,894,557
Bilfinger Berger AG	32,159	2,948,572
CompuGROUP Holding AG	81,600	884,247
CTS Eventim AG	142,426	4,610,581
Fielmann AG	30,537	3,166,912
Software AG (Bearer)	59,781	1,947,727
TOTAL GERMANY		15,452,596
Common Stocks - continued
	Shares	Value
India - 0.7%
Apollo Tyres Ltd.	642,892	$ 940,675
Jyothy Laboratories Ltd.	433,677	1,436,831
TOTAL INDIA		2,377,506
Ireland - 1.1%
James Hardie Industries NV:
CDI	40,000	301,070
sponsored ADR	102,775	3,856,118
TOTAL IRELAND		4,157,188
Israel - 1.0%
Azrieli Group	72,005	1,761,520
Ituran Location & Control Ltd.	140,286	1,841,955
TOTAL ISRAEL		3,603,475
Italy - 1.8%
Azimut Holding SpA	316,773	2,691,029
Interpump Group SpA	535,543	3,971,628
TOTAL ITALY		6,662,657
Japan - 21.8%
Air Water, Inc.	62,000	816,581
Aozora Bank Ltd.	1,030,000	2,864,489
Asahi Co. Ltd.	73,000	1,466,129
Autobacs Seven Co. Ltd.	83,300	3,851,928
Daikoku Denki Co. Ltd.	104,900	1,081,614
Daikokutenbussan Co. Ltd.	109,200	3,180,165
FCC Co. Ltd.	149,300	3,165,011
GCA Savvian Group Corp.	1,109	1,220,584
Glory Ltd.	60,300	1,312,314
Goldcrest Co. Ltd.	60,400	1,045,887
Kamigumi Co. Ltd.	282,000	2,482,251
Kobayashi Pharmaceutical Co. Ltd.	109,700	5,641,139
Kyoto Kimono Yuzen Co. Ltd.	109,900	1,371,047
Meiko Network Japan Co. Ltd.	100,500	926,820
Miraial Co. Ltd.	39,200	557,943
Nabtesco Corp.	148,400	3,153,719
Nagaileben Co. Ltd.	97,400	1,423,371
Nihon M&A Center, Inc.	495	2,448,052
Nihon Parkerizing Co. Ltd.	157,000	2,073,974
Nippon Seiki Co. Ltd.	186,000	2,203,306
Nippon Thompson Co. Ltd.	556,000	3,296,760
Obic Co. Ltd.	14,030	2,716,553
Common Stocks - continued
	Shares	Value
Japan - continued
Osaka Securities Exchange Co. Ltd.	1,019	$ 5,955,195
OSG Corp.	108,200	1,619,523
Seven Bank Ltd.	802,900	1,685,216
SHO-BOND Holdings Co. Ltd.	98,200	2,488,815
Shoei Co. Ltd.	83,600	570,274
The Nippon Synthetic Chemical Industry Co. Ltd.	323,000	1,966,050
Tsumura & Co.	86,600	2,579,937
Tsutsumi Jewelry Co. Ltd.	43,900	1,048,693
USS Co. Ltd.	76,540	7,309,605
Yamatake Corp.	56,000	1,231,956
Yamato Kogyo Co. Ltd.	157,700	4,958,768
TOTAL JAPAN		79,713,669
Korea (South) - 0.2%
NCsoft Corp.	3,095	811,454
Luxembourg - 0.6%
GlobeOp Financial Services SA	367,600	2,056,648
Netherlands - 1.8%
Aalberts Industries NV	177,200	3,322,405
ASM International NV unit	48,800	1,625,528
QIAGEN NV (a)	89,200	1,443,256
TOTAL NETHERLANDS		6,391,189
Papua New Guinea - 0.2%
Oil Search Ltd. ADR	128,966	903,608
Philippines - 0.5%
Jollibee Food Corp.	757,160	1,726,918
Portugal - 0.7%
Jeronimo Martins SGPS SA (a)	151,700	2,532,780
South Africa - 2.4%
African Rainbow Minerals Ltd.	106,600	2,513,305
City Lodge Hotels Ltd.	92,402	912,106
Clicks Group Ltd.	375,659	1,907,655
JSE Ltd.	199,281	1,950,037
Mr Price Group Ltd.	137,500	1,516,971
TOTAL SOUTH AFRICA		8,800,074
Spain - 1.6%
Grifols SA (a)(d)	50,832	927,476
Prosegur Compania de Seguridad SA (Reg.)	106,209	4,899,570
TOTAL SPAIN		5,827,046
Common Stocks - continued
	Shares	Value
Sweden - 2.3%
Fagerhult AB	85,150	$ 2,228,271
Intrum Justitia AB	216,600	3,415,223
Swedish Match Co. AB	78,600	2,737,480
TOTAL SWEDEN		8,380,974
Switzerland - 0.9%
Bank Sarasin & Co. Ltd. Series B (Reg.)	103,074	3,124,982
Turkey - 1.6%
Albaraka Turk Katilim Bankasi A/S	1,863,492	1,730,408
Boyner Buyuk Magazacilik A/S (a)	896,451	1,422,698
Coca-Cola Icecek A/S	216,000	2,826,271
TOTAL TURKEY		5,979,377
United Kingdom - 16.8%
AMEC PLC	128,340	2,030,729
Babcock International Group PLC	299,700	3,445,627
Bellway PLC	203,172	2,359,867
Britvic PLC	526,200	2,852,762
Dechra Pharmaceuticals PLC	247,100	2,048,400
Derwent London PLC	57,900	1,526,619
Great Portland Estates PLC	452,489	2,569,381
H&T Group PLC	336,803	1,831,265
InterContinental Hotel Group PLC ADR	122,600	2,505,944
Johnson Matthey PLC	100,089	3,235,253
Meggitt PLC	726,669	4,157,186
Micro Focus International PLC	194,784	1,297,603
Persimmon PLC	181,563	1,506,544
Rotork PLC	102,500	3,070,875
Serco Group PLC	468,560	3,751,329
Shaftesbury PLC	324,132	2,556,714
Spectris PLC	128,487	3,100,206
Spirax-Sarco Engineering PLC	174,230	5,434,066
Ted Baker PLC	139,000	1,632,574
Ultra Electronics Holdings PLC	101,869	2,459,558
Unite Group PLC	1,474,170	4,135,460
Victrex PLC	194,582	3,916,064
TOTAL UNITED KINGDOM		61,424,026
United States of America - 12.0%
ANSYS, Inc. (a)	13,285	803,610
Autoliv, Inc.	57,500	3,627,675
Broadridge Financial Solutions, Inc.	48,705	1,167,459
Common Stocks - continued
	Shares	Value
United States of America - continued
Cymer, Inc. (a)	70,700	$ 3,520,153
Dril-Quip, Inc. (a)	34,752	2,292,589
Evercore Partners, Inc. Class A	53,700	1,513,803
Greenhill & Co., Inc.	22,195	1,033,399
ION Geophysical Corp. (a)	304,906	2,265,452
Kansas City Southern (a)	43,800	3,006,432
Lam Research Corp. (a)	20,003	851,928
Martin Marietta Materials, Inc. (d)	19,900	1,641,949
Mohawk Industries, Inc. (a)	70,000	4,281,200
Oceaneering International, Inc.	51,200	2,487,808
PriceSmart, Inc.	124,496	8,297,655
ResMed, Inc. (a)	119,200	3,460,376
Solera Holdings, Inc.	55,779	2,664,563
SS&C Technologies Holdings, Inc. (a)	57,600	1,081,152
TOTAL UNITED STATES OF AMERICA		43,997,203
TOTAL COMMON STOCKS (Cost $296,860,763)		354,612,760
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 0.12% (b)	8,764,472	8,764,472
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	523,795	523,795
TOTAL MONEY MARKET FUNDS (Cost $9,288,267)		9,288,267
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $306,149,030)		363,901,027
NET OTHER ASSETS (LIABILITIES) - 0.4%		1,554,828
NET ASSETS - 100%		$ 365,455,855
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,965
Fidelity Securities Lending Cash Central Fund	9,602
Total	$ 12,567
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Transfers from Level 2 to Level 1 during the period were $92,987,024.
Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $308,389,352. Net unrealized appreciation aggregated $55,511,675, of which $75,463,205 related to appreciated investment securities and $19,951,530 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® International
Value Fund:
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Value Fund

1.844600.105

AFIV-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Australia - 7.2%
Australia & New Zealand Banking Group Ltd.	122,848	$ 2,792,195
Commonwealth Bank of Australia	86,833	4,669,936
Origin Energy Ltd.	30,970	452,398
Sydney Airport unit	286,953	813,360
Telstra Corp. Ltd.	359,017	1,269,171
Westfield Group unit	112,131	1,011,825
TOTAL AUSTRALIA		11,008,885
Bailiwick of Jersey - 1.0%
Wolseley PLC	44,856	1,553,126
France - 8.1%
Atos Origin SA	11,257	565,680
BNP Paribas SA	45,493	1,926,098
Casino Guichard Perrachon SA	4,655	414,018
Euler Hermes SA	5,182	342,685
GDF Suez	49,500	1,343,428
Pernod Ricard SA	11,800	1,132,687
PPR SA	10,425	1,640,336
Sanofi-aventis	59,033	4,376,544
Unibail-Rodamco	3,866	742,299
TOTAL FRANCE		12,483,775
Germany - 9.6%
Allianz AG	28,514	3,135,008
BASF AG	20,009	1,538,318
Bayer AG	41,290	2,891,441
Daimler AG (Germany)	38,407	2,122,154
Deutsche Post AG	49,536	822,841
E.ON AG	69,404	1,483,749
HeidelbergCement Finance AG	19,300	948,522
Siemens AG	13,207	1,247,125
Volkswagen AG	3,313	535,155
TOTAL GERMANY		14,724,313
Hong Kong - 1.1%
Henderson Land Development Co. Ltd.	132,000	716,573
Power Assets Holdings Ltd.	131,500	948,703
TOTAL HONG KONG		1,665,276
Ireland - 0.3%
CRH PLC sponsored ADR	25,700	512,201
Common Stocks - continued
	Shares	Value
Italy - 3.0%
ENI SpA	131,500	$ 2,913,405
Fiat Industrial SpA (a)	74,100	725,924
Intesa Sanpaolo SpA	498,831	952,571
TOTAL ITALY		4,591,900
Japan - 23.0%
Aeon Credit Service Co. Ltd.	45,400	695,026
Air Water, Inc.	91,000	1,198,531
Aozora Bank Ltd.	529,000	1,471,179
Astellas Pharma, Inc.	25,300	1,038,817
Canon, Inc.	17,600	755,386
Chubu Electric Power Co., Inc.	57,900	1,064,880
Credit Saison Co. Ltd.	33,600	683,636
Denso Corp.	36,300	1,078,571
Dentsu, Inc.	20,000	668,241
Fanuc Corp.	4,700	789,807
Honda Motor Co. Ltd.	102,400	3,533,525
INPEX Corp.	116	791,290
Itochu Corp.	160,200	1,742,172
Japan Retail Fund Investment Corp.	687	995,848
Japan Tobacco, Inc.	429	2,110,390
JSR Corp.	48,000	981,031
JX Holdings, Inc.	144,600	872,570
KDDI Corp.	117	741,322
Mitsubishi Corp.	77,800	1,774,816
Mitsubishi Estate Co. Ltd.	34,000	542,805
Nippon Telegraph & Telephone Corp.	45,600	2,287,235
Obic Co. Ltd.	3,970	768,690
ORIX Corp.	8,340	780,063
Santen Pharmaceutical Co. Ltd.	17,000	695,789
Seven & i Holdings Co., Ltd.	72,700	2,046,625
Seven Bank Ltd.	362,900	761,695
Sumitomo Mitsui Financial Group, Inc.	77,600	2,481,345
Toray Industries, Inc.	158,000	1,185,570
USS Co. Ltd.	9,060	865,234
TOTAL JAPAN		35,402,089
Mexico - 0.6%
Grupo Modelo SAB de CV Series C	139,600	865,148
Netherlands - 3.2%
AEGON NV (a)	116,900	567,874
Common Stocks - continued
	Shares	Value
Netherlands - continued
ING Groep NV:
(Certificaten Van Aandelen) (a)	154,882	$ 1,412,973
sponsored ADR (a)	26,000	236,860
Koninklijke KPN NV	69,328	759,878
Koninklijke Philips Electronics NV	47,400	960,003
Unilever NV (Certificaten Van Aandelen) (Bearer)	32,100	1,069,665
TOTAL NETHERLANDS		5,007,253
Norway - 1.4%
Orkla ASA (A Shares)	136,200	1,103,779
Telenor ASA	61,400	1,000,939
TOTAL NORWAY		2,104,718
Singapore - 1.7%
Singapore Telecommunications Ltd.	558,000	1,375,204
United Overseas Bank Ltd.	94,480	1,302,447
TOTAL SINGAPORE		2,677,651
Spain - 2.6%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	220,714	1,933,455
Red Electrica Corporacion SA	9,600	441,543
Repsol YPF SA	60,180	1,652,961
TOTAL SPAIN		4,027,959
Sweden - 0.4%
Svenska Handelsbanken AB (A Shares)	9,700	290,914
Swedbank AB (A Shares)	25,200	361,958
TOTAL SWEDEN		652,872
Switzerland - 8.4%
Nestle SA	57,000	3,267,319
Roche Holding AG (participation certificate)	31,485	5,330,468
Syngenta AG (Switzerland)	3,690	1,120,862
UBS AG (NY Shares) (a)	76,473	1,039,268
Zurich Financial Services AG	9,265	2,225,010
TOTAL SWITZERLAND		12,982,927
United Kingdom - 27.0%
Aegis Group PLC	263,227	654,627
Aviva PLC	148,528	819,203
Barclays PLC	498,080	1,670,303
BP PLC sponsored ADR	105,335	4,835,930
British American Tobacco PLC (United Kingdom)	23,000	1,059,243
Common Stocks - continued
	Shares	Value
United Kingdom - continued
British Land Co. PLC	89,500	$ 689,180
Centrica PLC	201,325	930,924
Compass Group PLC	132,200	1,227,165
GlaxoSmithKline PLC sponsored ADR	65,600	2,921,824
HSBC Holdings PLC sponsored ADR	91,660	3,834,138
Imperial Tobacco Group PLC	24,891	890,481
International Power PLC	172,171	910,079
National Grid PLC	262,800	2,617,233
Next PLC	11,700	482,923
Prudential PLC	162,362	1,796,116
Reed Elsevier PLC	139,000	1,150,086
Royal Dutch Shell PLC Class A sponsored ADR	126,001	8,991,430
Scottish & Southern Energy PLC	53,320	1,027,715
Vodafone Group PLC sponsored ADR	183,666	4,975,512
TOTAL UNITED KINGDOM		41,484,112
TOTAL COMMON STOCKS (Cost $158,777,453)		151,744,205
Nonconvertible Preferred Stocks - 0.9%

Germany - 0.9%
ProSiebenSat.1 Media AG	25,480	597,879
Volkswagen AG	4,027	712,904
TOTAL GERMANY		1,310,783
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	82,627	69,538
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,432,414)		1,380,321
Money Market Funds - 0.3%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c) (Cost $397,800)	397,800	$ 397,800
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $160,607,667)		153,522,326
NET OTHER ASSETS (LIABILITIES) - 0.2%		348,893
NET ASSETS - 100%		$ 153,871,219
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 90
Fidelity Securities Lending Cash Central Fund	46,804
Total	$ 46,894
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 41,484,112	$ 33,522,014	$ 7,962,098	$ -
Japan	35,402,089	26,344,598	9,057,491	-
Germany	16,035,096	14,787,971	1,247,125	-
Switzerland	12,982,927	11,862,065	1,120,862	-
France	12,483,775	8,107,231	4,376,544	-
Australia	11,008,885	11,008,885	-	-
Netherlands	5,007,253	996,738	4,010,515	-
Italy	4,661,438	1,678,495	2,982,943	-
Spain	4,027,959	4,027,959	-	-
Other	10,030,992	10,030,992	-	-
Money Market Funds	397,800	397,800	-	-
Total Investments in Securities:	$ 153,522,326	$ 122,764,748	$ 30,757,578	$ -
Transfers from Level 2 to Level 1 during the period were $37,471,693.
Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $162,051,914. Net unrealized depreciation aggregated $8,529,588, of which $7,818,171 related to appreciated investment securities and $16,347,759 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International
Value Fund

January 31, 2012

1.844602.105

FIV-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Australia - 7.2%
Australia & New Zealand Banking Group Ltd.	122,848	$ 2,792,195
Commonwealth Bank of Australia	86,833	4,669,936
Origin Energy Ltd.	30,970	452,398
Sydney Airport unit	286,953	813,360
Telstra Corp. Ltd.	359,017	1,269,171
Westfield Group unit	112,131	1,011,825
TOTAL AUSTRALIA		11,008,885
Bailiwick of Jersey - 1.0%
Wolseley PLC	44,856	1,553,126
France - 8.1%
Atos Origin SA	11,257	565,680
BNP Paribas SA	45,493	1,926,098
Casino Guichard Perrachon SA	4,655	414,018
Euler Hermes SA	5,182	342,685
GDF Suez	49,500	1,343,428
Pernod Ricard SA	11,800	1,132,687
PPR SA	10,425	1,640,336
Sanofi-aventis	59,033	4,376,544
Unibail-Rodamco	3,866	742,299
TOTAL FRANCE		12,483,775
Germany - 9.6%
Allianz AG	28,514	3,135,008
BASF AG	20,009	1,538,318
Bayer AG	41,290	2,891,441
Daimler AG (Germany)	38,407	2,122,154
Deutsche Post AG	49,536	822,841
E.ON AG	69,404	1,483,749
HeidelbergCement Finance AG	19,300	948,522
Siemens AG	13,207	1,247,125
Volkswagen AG	3,313	535,155
TOTAL GERMANY		14,724,313
Hong Kong - 1.1%
Henderson Land Development Co. Ltd.	132,000	716,573
Power Assets Holdings Ltd.	131,500	948,703
TOTAL HONG KONG		1,665,276
Ireland - 0.3%
CRH PLC sponsored ADR	25,700	512,201
Common Stocks - continued
	Shares	Value
Italy - 3.0%
ENI SpA	131,500	$ 2,913,405
Fiat Industrial SpA (a)	74,100	725,924
Intesa Sanpaolo SpA	498,831	952,571
TOTAL ITALY		4,591,900
Japan - 23.0%
Aeon Credit Service Co. Ltd.	45,400	695,026
Air Water, Inc.	91,000	1,198,531
Aozora Bank Ltd.	529,000	1,471,179
Astellas Pharma, Inc.	25,300	1,038,817
Canon, Inc.	17,600	755,386
Chubu Electric Power Co., Inc.	57,900	1,064,880
Credit Saison Co. Ltd.	33,600	683,636
Denso Corp.	36,300	1,078,571
Dentsu, Inc.	20,000	668,241
Fanuc Corp.	4,700	789,807
Honda Motor Co. Ltd.	102,400	3,533,525
INPEX Corp.	116	791,290
Itochu Corp.	160,200	1,742,172
Japan Retail Fund Investment Corp.	687	995,848
Japan Tobacco, Inc.	429	2,110,390
JSR Corp.	48,000	981,031
JX Holdings, Inc.	144,600	872,570
KDDI Corp.	117	741,322
Mitsubishi Corp.	77,800	1,774,816
Mitsubishi Estate Co. Ltd.	34,000	542,805
Nippon Telegraph & Telephone Corp.	45,600	2,287,235
Obic Co. Ltd.	3,970	768,690
ORIX Corp.	8,340	780,063
Santen Pharmaceutical Co. Ltd.	17,000	695,789
Seven & i Holdings Co., Ltd.	72,700	2,046,625
Seven Bank Ltd.	362,900	761,695
Sumitomo Mitsui Financial Group, Inc.	77,600	2,481,345
Toray Industries, Inc.	158,000	1,185,570
USS Co. Ltd.	9,060	865,234
TOTAL JAPAN		35,402,089
Mexico - 0.6%
Grupo Modelo SAB de CV Series C	139,600	865,148
Netherlands - 3.2%
AEGON NV (a)	116,900	567,874
Common Stocks - continued
	Shares	Value
Netherlands - continued
ING Groep NV:
(Certificaten Van Aandelen) (a)	154,882	$ 1,412,973
sponsored ADR (a)	26,000	236,860
Koninklijke KPN NV	69,328	759,878
Koninklijke Philips Electronics NV	47,400	960,003
Unilever NV (Certificaten Van Aandelen) (Bearer)	32,100	1,069,665
TOTAL NETHERLANDS		5,007,253
Norway - 1.4%
Orkla ASA (A Shares)	136,200	1,103,779
Telenor ASA	61,400	1,000,939
TOTAL NORWAY		2,104,718
Singapore - 1.7%
Singapore Telecommunications Ltd.	558,000	1,375,204
United Overseas Bank Ltd.	94,480	1,302,447
TOTAL SINGAPORE		2,677,651
Spain - 2.6%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	220,714	1,933,455
Red Electrica Corporacion SA	9,600	441,543
Repsol YPF SA	60,180	1,652,961
TOTAL SPAIN		4,027,959
Sweden - 0.4%
Svenska Handelsbanken AB (A Shares)	9,700	290,914
Swedbank AB (A Shares)	25,200	361,958
TOTAL SWEDEN		652,872
Switzerland - 8.4%
Nestle SA	57,000	3,267,319
Roche Holding AG (participation certificate)	31,485	5,330,468
Syngenta AG (Switzerland)	3,690	1,120,862
UBS AG (NY Shares) (a)	76,473	1,039,268
Zurich Financial Services AG	9,265	2,225,010
TOTAL SWITZERLAND		12,982,927
United Kingdom - 27.0%
Aegis Group PLC	263,227	654,627
Aviva PLC	148,528	819,203
Barclays PLC	498,080	1,670,303
BP PLC sponsored ADR	105,335	4,835,930
British American Tobacco PLC (United Kingdom)	23,000	1,059,243
Common Stocks - continued
	Shares	Value
United Kingdom - continued
British Land Co. PLC	89,500	$ 689,180
Centrica PLC	201,325	930,924
Compass Group PLC	132,200	1,227,165
GlaxoSmithKline PLC sponsored ADR	65,600	2,921,824
HSBC Holdings PLC sponsored ADR	91,660	3,834,138
Imperial Tobacco Group PLC	24,891	890,481
International Power PLC	172,171	910,079
National Grid PLC	262,800	2,617,233
Next PLC	11,700	482,923
Prudential PLC	162,362	1,796,116
Reed Elsevier PLC	139,000	1,150,086
Royal Dutch Shell PLC Class A sponsored ADR	126,001	8,991,430
Scottish & Southern Energy PLC	53,320	1,027,715
Vodafone Group PLC sponsored ADR	183,666	4,975,512
TOTAL UNITED KINGDOM		41,484,112
TOTAL COMMON STOCKS (Cost $158,777,453)		151,744,205
Nonconvertible Preferred Stocks - 0.9%

Germany - 0.9%
ProSiebenSat.1 Media AG	25,480	597,879
Volkswagen AG	4,027	712,904
TOTAL GERMANY		1,310,783
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	82,627	69,538
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,432,414)		1,380,321
Money Market Funds - 0.3%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c) (Cost $397,800)	397,800	$ 397,800
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $160,607,667)		153,522,326
NET OTHER ASSETS (LIABILITIES) - 0.2%		348,893
NET ASSETS - 100%		$ 153,871,219
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 90
Fidelity Securities Lending Cash Central Fund	46,804
Total	$ 46,894
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 41,484,112	$ 33,522,014	$ 7,962,098	$ -
Japan	35,402,089	26,344,598	9,057,491	-
Germany	16,035,096	14,787,971	1,247,125	-
Switzerland	12,982,927	11,862,065	1,120,862	-
France	12,483,775	8,107,231	4,376,544	-
Australia	11,008,885	11,008,885	-	-
Netherlands	5,007,253	996,738	4,010,515	-
Italy	4,661,438	1,678,495	2,982,943	-
Spain	4,027,959	4,027,959	-	-
Other	10,030,992	10,030,992	-	-
Money Market Funds	397,800	397,800	-	-
Total Investments in Securities:	$ 153,522,326	$ 122,764,748	$ 30,757,578	$ -
Transfers from Level 2 to Level 1 during the period were $37,471,693.
Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $162,051,914. Net unrealized depreciation aggregated $8,529,588, of which $7,818,171 related to appreciated investment securities and $16,347,759 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Japan Fund

January 31, 2012

1.813056.107

JPN-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 21.7%
Auto Components - 3.3%
Denso Corp.	319,200	$ 9,484,298
Yokohama Rubber Co. Ltd.	979,000	5,869,120
		15,353,418
Automobiles - 13.0%
Honda Motor Co. Ltd.	629,900	21,736,010
Suzuki Motor Corp.	423,500	9,655,556
Toyota Motor Corp.	767,500	28,303,618
		59,695,184
Household Durables - 2.1%
Funai Electric Co. Ltd.	133,200	3,166,187
Panasonic Corp.	819,700	6,635,112
		9,801,299
Leisure Equipment & Products - 0.9%
SHIMANO, Inc.	80,600	3,980,834
Media - 1.2%
Avex Group Holdings, Inc.	431,300	5,301,431
Multiline Retail - 1.2%
Marui Group Co. Ltd.	710,000	5,709,432
TOTAL CONSUMER DISCRETIONARY		99,841,598
CONSUMER STAPLES - 5.0%
Food Products - 1.7%
Nisshin Oillio Group Ltd.	629,000	2,689,938
Toyo Suisan Kaisha Ltd.	201,000	4,949,193
		7,639,131
Personal Products - 1.9%
Shiseido Co. Ltd.	468,200	8,592,573
Tobacco - 1.4%
Japan Tobacco, Inc.	1,323	6,508,264
TOTAL CONSUMER STAPLES		22,739,968
ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
INPEX Corp.	787	5,368,490
FINANCIALS - 17.0%
Commercial Banks - 8.9%
Mitsubishi UFJ Financial Group, Inc.	3,453,900	15,956,308
Sumitomo Mitsui Financial Group, Inc.	493,100	15,767,411
Sumitomo Mitsui Trust Holdings, Inc.	2,989,130	9,332,454
		41,056,173
Consumer Finance - 1.1%
Aeon Credit Service Co. Ltd.	318,900	4,882,019
Real Estate Investment Trusts - 2.3%
Frontier Real Estate Investment Corp.	774	6,183,471
Japan Logistics Fund, Inc.	542	4,386,908
		10,570,379

	Shares	Value
Real Estate Management & Development - 4.7%
Mitsui Fudosan Co. Ltd.	501,000	$ 8,234,986
Nomura Real Estate Holdings, Inc.	866,500	13,447,062
		21,682,048
TOTAL FINANCIALS		78,190,619
HEALTH CARE - 7.0%
Health Care Equipment & Supplies - 1.1%
Terumo Corp.	101,300	4,857,031
Health Care Providers & Services - 1.5%
Message Co. Ltd.	2,259	7,138,831
Pharmaceuticals - 4.4%
Astellas Pharma, Inc.	299,500	12,297,455
Rohto Pharmaceutical Co. Ltd.	407,000	4,970,707
Santen Pharmaceutical Co. Ltd.	73,800	3,020,543
		20,288,705
TOTAL HEALTH CARE		32,284,567
INDUSTRIALS - 9.4%
Building Products - 1.3%
Daikin Industries Ltd.	205,800	5,966,391
Machinery - 2.6%
Kubota Corp.	677,000	6,110,140
Makita Corp.	151,200	5,706,446
		11,816,586
Road & Rail - 1.3%
East Japan Railway Co.	96,300	6,234,298
Trading Companies & Distributors - 4.2%
Mitsui & Co. Ltd.	581,700	9,874,325
Sumitomo Corp.	657,600	9,446,045
		19,320,370
TOTAL INDUSTRIALS		43,337,645
INFORMATION TECHNOLOGY - 24.8%
Computers & Peripherals - 6.3%
Fujitsu Ltd.	2,269,000	12,114,430
Toshiba Corp.	4,004,000	16,965,657
		29,080,087
Electronic Equipment & Components - 8.0%
Fujifilm Holdings Corp.	245,500	5,819,474
Hamamatsu Photonics KK	101,600	3,651,896
Hitachi High-Technologies Corp.	150,500	3,295,087
Horiba Ltd.	178,500	5,697,107
Mitsumi Electric Co. Ltd.	404,400	3,305,014
Osaki Electric Co. Ltd.	236,000	2,402,414
Shimadzu Corp.	1,430,000	12,455,989
		36,626,981
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 2.0%
So-Net Entertainment Corp.	864	$ 3,310,697
Yahoo! Japan Corp.	19,206	5,865,351
		9,176,048
IT Services - 3.5%
Otsuka Corp.	221,500	15,865,014
Office Electronics - 4.1%
Canon, Inc.	442,100	18,974,790
Software - 0.9%
Nintendo Co. Ltd.	29,400	3,987,879
TOTAL INFORMATION TECHNOLOGY		113,710,799
MATERIALS - 8.9%
Chemicals - 7.1%
Asahi Kasei Corp.	1,368,000	8,649,823
JSP Corp.	60,000	968,123
Nippon Shokubai Co. Ltd.	323,000	3,639,735
Shin-Etsu Chemical Co., Ltd.	137,800	7,158,442
Toray Industries, Inc.	1,644,000	12,335,931
		32,752,054
Metals & Mining - 1.8%
Hitachi Metals Ltd.	717,000	8,230,028
TOTAL MATERIALS		40,982,082

	Shares	Value
TELECOMMUNICATION SERVICES - 2.3%
Wireless Telecommunication Services - 2.3%
NTT DoCoMo, Inc.	5,911	$ 10,509,806
UTILITIES - 1.0%
Electric Utilities - 1.0%
Kansai Electric Power Co., Inc.	294,900	4,746,718
TOTAL COMMON STOCKS (Cost $511,274,993)		451,712,292
Money Market Funds - 1.6%

Fidelity Cash Central Fund, 0.12% (a) (Cost $7,347,439)	7,347,439	7,347,439
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $518,622,432)	459,059,731
NET OTHER ASSETS (LIABILITIES) - 0.1%	461,090
NET ASSETS - 100%	$ 459,520,821
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,071
Fidelity Securities Lending Cash Central Fund	6,109
Total	$ 9,180
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 99,841,598	$ 43,166,858	$ 56,674,740	$ -
Consumer Staples	22,739,968	22,739,968	-	-
Energy	5,368,490	5,368,490	-	-
Financials	78,190,619	46,466,900	31,723,719	-
Health Care	32,284,567	32,284,567	-	-
Industrials	43,337,645	43,337,645	-	-
Information Technology	113,710,799	94,736,009	18,974,790	-
Materials	40,982,082	40,982,082	-	-
Telecommunication Services	10,509,806	-	10,509,806	-
Utilities	4,746,718	4,746,718	-	-
Money Market Funds	7,347,439	7,347,439	-	-
Total Investments in Securities:	$ 459,059,731	$ 341,176,676	$ 117,883,055	$ -
Transfers from Level 2 to Level 1 during the period were $315,431,249
Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $526,767,778. Net unrealized depreciation aggregated $67,708,047, of which $9,690,601 related to appreciated investment securities and $77,398,648 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Japan Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2012

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Japan Fund

1.813049.107

AJPNA-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 21.7%
Auto Components - 3.3%
Denso Corp.	319,200	$ 9,484,298
Yokohama Rubber Co. Ltd.	979,000	5,869,120
		15,353,418
Automobiles - 13.0%
Honda Motor Co. Ltd.	629,900	21,736,010
Suzuki Motor Corp.	423,500	9,655,556
Toyota Motor Corp.	767,500	28,303,618
		59,695,184
Household Durables - 2.1%
Funai Electric Co. Ltd.	133,200	3,166,187
Panasonic Corp.	819,700	6,635,112
		9,801,299
Leisure Equipment & Products - 0.9%
SHIMANO, Inc.	80,600	3,980,834
Media - 1.2%
Avex Group Holdings, Inc.	431,300	5,301,431
Multiline Retail - 1.2%
Marui Group Co. Ltd.	710,000	5,709,432
TOTAL CONSUMER DISCRETIONARY		99,841,598
CONSUMER STAPLES - 5.0%
Food Products - 1.7%
Nisshin Oillio Group Ltd.	629,000	2,689,938
Toyo Suisan Kaisha Ltd.	201,000	4,949,193
		7,639,131
Personal Products - 1.9%
Shiseido Co. Ltd.	468,200	8,592,573
Tobacco - 1.4%
Japan Tobacco, Inc.	1,323	6,508,264
TOTAL CONSUMER STAPLES		22,739,968
ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
INPEX Corp.	787	5,368,490
FINANCIALS - 17.0%
Commercial Banks - 8.9%
Mitsubishi UFJ Financial Group, Inc.	3,453,900	15,956,308
Sumitomo Mitsui Financial Group, Inc.	493,100	15,767,411
Sumitomo Mitsui Trust Holdings, Inc.	2,989,130	9,332,454
		41,056,173
Consumer Finance - 1.1%
Aeon Credit Service Co. Ltd.	318,900	4,882,019
Real Estate Investment Trusts - 2.3%
Frontier Real Estate Investment Corp.	774	6,183,471
Japan Logistics Fund, Inc.	542	4,386,908
		10,570,379

	Shares	Value
Real Estate Management & Development - 4.7%
Mitsui Fudosan Co. Ltd.	501,000	$ 8,234,986
Nomura Real Estate Holdings, Inc.	866,500	13,447,062
		21,682,048
TOTAL FINANCIALS		78,190,619
HEALTH CARE - 7.0%
Health Care Equipment & Supplies - 1.1%
Terumo Corp.	101,300	4,857,031
Health Care Providers & Services - 1.5%
Message Co. Ltd.	2,259	7,138,831
Pharmaceuticals - 4.4%
Astellas Pharma, Inc.	299,500	12,297,455
Rohto Pharmaceutical Co. Ltd.	407,000	4,970,707
Santen Pharmaceutical Co. Ltd.	73,800	3,020,543
		20,288,705
TOTAL HEALTH CARE		32,284,567
INDUSTRIALS - 9.4%
Building Products - 1.3%
Daikin Industries Ltd.	205,800	5,966,391
Machinery - 2.6%
Kubota Corp.	677,000	6,110,140
Makita Corp.	151,200	5,706,446
		11,816,586
Road & Rail - 1.3%
East Japan Railway Co.	96,300	6,234,298
Trading Companies & Distributors - 4.2%
Mitsui & Co. Ltd.	581,700	9,874,325
Sumitomo Corp.	657,600	9,446,045
		19,320,370
TOTAL INDUSTRIALS		43,337,645
INFORMATION TECHNOLOGY - 24.8%
Computers & Peripherals - 6.3%
Fujitsu Ltd.	2,269,000	12,114,430
Toshiba Corp.	4,004,000	16,965,657
		29,080,087
Electronic Equipment & Components - 8.0%
Fujifilm Holdings Corp.	245,500	5,819,474
Hamamatsu Photonics KK	101,600	3,651,896
Hitachi High-Technologies Corp.	150,500	3,295,087
Horiba Ltd.	178,500	5,697,107
Mitsumi Electric Co. Ltd.	404,400	3,305,014
Osaki Electric Co. Ltd.	236,000	2,402,414
Shimadzu Corp.	1,430,000	12,455,989
		36,626,981
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 2.0%
So-Net Entertainment Corp.	864	$ 3,310,697
Yahoo! Japan Corp.	19,206	5,865,351
		9,176,048
IT Services - 3.5%
Otsuka Corp.	221,500	15,865,014
Office Electronics - 4.1%
Canon, Inc.	442,100	18,974,790
Software - 0.9%
Nintendo Co. Ltd.	29,400	3,987,879
TOTAL INFORMATION TECHNOLOGY		113,710,799
MATERIALS - 8.9%
Chemicals - 7.1%
Asahi Kasei Corp.	1,368,000	8,649,823
JSP Corp.	60,000	968,123
Nippon Shokubai Co. Ltd.	323,000	3,639,735
Shin-Etsu Chemical Co., Ltd.	137,800	7,158,442
Toray Industries, Inc.	1,644,000	12,335,931
		32,752,054
Metals & Mining - 1.8%
Hitachi Metals Ltd.	717,000	8,230,028
TOTAL MATERIALS		40,982,082

	Shares	Value
TELECOMMUNICATION SERVICES - 2.3%
Wireless Telecommunication Services - 2.3%
NTT DoCoMo, Inc.	5,911	$ 10,509,806
UTILITIES - 1.0%
Electric Utilities - 1.0%
Kansai Electric Power Co., Inc.	294,900	4,746,718
TOTAL COMMON STOCKS (Cost $511,274,993)		451,712,292
Money Market Funds - 1.6%

Fidelity Cash Central Fund, 0.12% (a) (Cost $7,347,439)	7,347,439	7,347,439
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $518,622,432)	459,059,731
NET OTHER ASSETS (LIABILITIES) - 0.1%	461,090
NET ASSETS - 100%	$ 459,520,821
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,071
Fidelity Securities Lending Cash Central Fund	6,109
Total	$ 9,180
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 99,841,598	$ 43,166,858	$ 56,674,740	$ -
Consumer Staples	22,739,968	22,739,968	-	-
Energy	5,368,490	5,368,490	-	-
Financials	78,190,619	46,466,900	31,723,719	-
Health Care	32,284,567	32,284,567	-	-
Industrials	43,337,645	43,337,645	-	-
Information Technology	113,710,799	94,736,009	18,974,790	-
Materials	40,982,082	40,982,082	-	-
Telecommunication Services	10,509,806	-	10,509,806	-
Utilities	4,746,718	4,746,718	-	-
Money Market Funds	7,347,439	7,347,439	-	-
Total Investments in Securities:	$ 459,059,731	$ 341,176,676	$ 117,883,055	$ -
Transfers from Level 2 to Level 1 during the period were $315,431,249
Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $526,767,778. Net unrealized depreciation aggregated $67,708,047, of which $9,690,601 related to appreciated investment securities and $77,398,648 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Japan Smaller Companies Fund

January 31, 2012

1.813017.107

JSC-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 21.7%
Auto Components - 3.1%
Nippon Seiki Co. Ltd.	47,000	$ 556,749
Stanley Electric Co. Ltd.	559,900	8,600,851
		9,157,600
Automobiles - 7.7%
Honda Motor Co. Ltd.	474,900	16,387,413
Toyota Motor Corp.	175,600	6,475,721
		22,863,134
Household Durables - 0.8%
Koshidaka Holdings Co. Ltd.	75,400	1,874,367
Sharp Corp.	66,000	567,965
		2,442,332
Media - 2.7%
CyberAgent, Inc.	2,174	6,359,727
eBook Initiative Japan Co. Ltd.	35,300	1,014,591
Opt, Inc.	105	113,636
Proto Corp.	14,100	461,492
		7,949,446
Specialty Retail - 6.7%
K'S Denki Corp.	126,200	4,411,951
MEGANE TOP CO. LTD.	346,085	3,986,129
Otsuka Kagu Ltd.	67,500	648,170
Pal Co. Ltd.	154,000	6,424,243
Point, Inc.	111,610	4,575,380
		20,045,873
Textiles, Apparel & Luxury Goods - 0.7%
Fuji Spinning Co. Ltd.	961,000	2,042,267
TOTAL CONSUMER DISCRETIONARY		64,500,652
CONSUMER STAPLES - 3.8%
Household Products - 3.8%
Pigeon Corp.	295,300	11,106,193
FINANCIALS - 16.4%
Capital Markets - 0.3%
Sawada Holdings Co. Ltd. (a)	88,000	810,390
Commercial Banks - 0.3%
Mizuho Financial Group, Inc.	607,000	919,116
Consumer Finance - 2.0%
Aeon Credit Service Co. Ltd.	387,800	5,936,804
Diversified Financial Services - 10.5%
ORIX Corp.	221,210	20,690,375
Osaka Securities Exchange Co. Ltd.	1,811	10,583,766
		31,274,141
Real Estate Management & Development - 3.3%
Airport Facilities Co. Ltd.	164,300	743,585

	Shares	Value
Takara Leben Co. Ltd.	1,470,300	$ 8,737,320
Toho Real Estate Co. Ltd.	46,000	267,926
		9,748,831
TOTAL FINANCIALS		48,689,282
HEALTH CARE - 7.4%
Biotechnology - 2.4%
Sosei Group Corp. (a)	4,502	7,045,633
Health Care Equipment & Supplies - 4.0%
Nikkiso Co. Ltd.	707,000	6,315,978
Olympus Corp.	80,100	1,350,236
Sysmex Corp.	5,200	171,628
Terumo Corp.	86,500	4,147,416
		11,985,258
Health Care Providers & Services - 0.2%
Tsukui Corp.	46,400	510,686
Pharmaceuticals - 0.8%
Rohto Pharmaceutical Co. Ltd.	191,000	2,332,691
TOTAL HEALTH CARE		21,874,268
INDUSTRIALS - 18.7%
Air Freight & Logistics - 0.2%
Kintetsu World Express, Inc.	19,500	584,258
Airlines - 1.0%
Skymark Airlines, Inc.	308,100	3,071,704
Building Products - 3.1%
Daikin Industries Ltd.	123,200	3,571,717
Nichias Corp.	835,000	4,753,903
Shinko Kogyo Co. Ltd.	210,000	801,653
		9,127,273
Construction & Engineering - 1.0%
Toyo Engineering Corp.	612,000	2,561,039
Yahagi Construction Co. Ltd.	49,800	255,435
		2,816,474
Electrical Equipment - 1.3%
Endo Lighting Corp.	1,100	20,159
Mitsubishi Electric Corp.	432,000	3,876,269
		3,896,428
Machinery - 11.6%
Fanuc Corp.	47,100	7,914,876
HIRANO TECSEED Co. Ltd.	259,000	2,052,158
Hoshizaki Electric Co. Ltd.	129,900	2,992,318
Kubota Corp.	1,128,000	10,180,559
Makita Corp.	116,400	4,393,058
Nitta Corp.	202,100	3,772,639
Shinmaywa Industries Ltd.	70,000	337,006
SMC Corp.	16,800	2,915,703
		34,558,317
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Marine - 0.3%
Japan Transcity Corp.	23,000	$ 82,067
Mitsui OSK Lines Ltd.	230,000	868,949
		951,016
Trading Companies & Distributors - 0.2%
Tomoe Engineering Co. Ltd.	29,000	562,272
TOTAL INDUSTRIALS		55,567,742
INFORMATION TECHNOLOGY - 19.6%
Electronic Equipment & Components - 5.7%
Citizen Holdings Co. Ltd.	1,620,400	9,841,863
Origin Electric Co. Ltd.	734,000	2,522,734
Shimadzu Corp.	455,000	3,963,269
Shinko Shoji Co. Ltd.	66,700	571,364
		16,899,230
Internet Software & Services - 10.7%
GREE, Inc.	781,400	22,551,229
Kakaku.com, Inc.	282,300	9,147,068
		31,698,297
IT Services - 0.2%
CAC Corp.	68,200	564,531
Semiconductors & Semiconductor Equipment - 2.9%
Disco Corp.	18,800	1,014,850
Shinko Electric Industries Co.Ltd. (d)	361,500	2,679,359
Tokyo Electron Ltd.	87,000	4,953,168
		8,647,377
Software - 0.1%
NSD Co. Ltd.	44,400	386,745
TOTAL INFORMATION TECHNOLOGY		58,196,180
MATERIALS - 11.9%
Chemicals - 6.1%
Daiichi Kigenso Kagaku-Kogyo Co. Ltd. (d)	13,700	645,192
Hitachi Chemical Co. Ltd.	128,100	2,255,152
JSP Corp.	40,500	653,483
Kanto Denka Kogyo Co. Ltd.	565,000	2,179,063
Lintec Corp.	130,600	2,480,766
Mitsubishi Gas Chemical Co., Inc.	496,000	2,797,849
Mitsui Chemicals, Inc.	669,000	2,115,033

	Shares	Value
STELLA CHEMIFA Corp.	115,200	$ 3,318,630
Toray Industries, Inc.	240,000	1,800,866
		18,246,034
Metals & Mining - 5.8%
Chuo Denki Kogyo Co. Ltd.	139,900	743,270
Hitachi Metals Ltd.	241,000	2,766,299
Kurimoto Ltd.	1,505,000	3,691,919
OSAKA Titanium technologies Co. Ltd.	103,600	4,668,320
Sumitomo Metal Mining Co. Ltd.	191,000	2,753,627
Toyo Kohan Co. Ltd.	191,000	716,595
Yamato Kogyo Co. Ltd.	56,900	1,789,181
		17,129,211
TOTAL MATERIALS		35,375,245
TOTAL COMMON STOCKS (Cost $286,148,903)		295,309,562
Money Market Funds - 0.7%

Fidelity Cash Central Fund, 0.12% (b)	782,323	782,323
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,320,305	1,320,305
TOTAL MONEY MARKET FUNDS (Cost $2,102,628)		2,102,628
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $288,251,531)	297,412,190
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(730,513)
NET ASSETS - 100%	$ 296,681,677
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 194
Fidelity Securities Lending Cash Central Fund	29,685
Total	$ 29,879
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Takara Leben Co. Ltd.	$ 10,582,018	$ -	$ 3,050,549	$ -	$ -
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 64,500,652	$ 41,637,518	$ 22,863,134	$ -
Consumer Staples	11,106,193	11,106,193	-	-
Financials	48,689,282	47,770,166	919,116	-
Health Care	21,874,268	21,874,268	-	-
Industrials	55,567,742	55,567,742	-	-
Information Technology	58,196,180	58,196,180	-	-
Materials	35,375,245	35,375,245	-	-
Money Market Funds	2,102,628	2,102,628	-	-
Total Investments in Securities:	$ 297,412,190	$ 273,629,940	$ 23,782,250	$ -
Transfers from Level 2 to Level 1 during the period were $266,339,852.
Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $295,461,324. Net unrealized appreciation aggregated $1,950,866, of which $27,886,027 related to appreciated investment securities and $25,935,161 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Latin America Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2012

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Latin America Fund

1.917425.101

FALAA-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Brazil - 58.7%
AES Tiete SA (PN) (non-vtg.)	4,628,645	$ 66,255,959
Banco Bradesco SA:
(PN)	3,223,416	57,929,981
(PN) sponsored ADR	1,500,497	26,828,886
Brasil Foods SA	1,052,900	20,850,698
Brasil Insurance Participacoes e Administracao SA	789,500	8,946,944
Braskem SA Class A sponsored ADR (d)	485,500	8,748,710
Brookfield Incorporacoes SA	5,465,600	19,207,179
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	3,778,230	137,489,790
sponsored ADR	345,425	10,110,590
Companhia de Concessoes Rodoviarias	6,573,400	45,748,938
CPFL Energia SA sponsored ADR (d)	1,383,399	41,017,780
Eletropaulo Metropolitana SA (PN-B)	1,235,120	25,597,353
Itau Unibanco Banco Multiplo SA	3,470,600	69,761,603
Itau Unibanco Banco Multiplo SA sponsored ADR	9,596,503	191,546,200
Itausa-Investimentos Itau SA (PN)	4,827,500	31,608,631
Light SA	1,081,500	16,985,096
Lojas Americanas SA (PN)	2,554,837	24,697,343
Lupatech SA (a)	1,356,700	3,261,298
Multiplus SA	1,799,100	31,632,527
OGX Petroleo e Gas Participacoes SA (a)	1,695,000	16,055,546
Petroleo Brasileiro SA - Petrobras:
(ON)	919,228	14,157,753
(PN) (non-vtg.)	8,893,871	125,070,061
(PN) sponsored ADR	3,041,161	84,939,627
sponsored ADR	4,718,620	144,153,841
Souza Cruz Industria e Comerico	4,969,900	64,683,795
TAM SA (PN) sponsored ADR (ltd. vtg.) (d)	2,525,246	54,696,828
Telefonica Brasil SA	1,225,313	34,118,291
Telefonica Brasil SA sponsored ADR	1,542,983	42,956,647
TIM Participacoes SA	5,645,395	31,341,765
TIM Participacoes SA sponsored ADR (d)	1,119,824	32,306,922
Tractebel Energia SA	982,000	17,052,358
Usinas Siderurgicas de Minas Gerais SA - Usiminas	1,705,250	16,533,273
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	5,542,800	37,180,412
Vale SA:
(PN-A)	1,776,600	43,408,341
(PN-A) sponsored ADR	4,614,429	111,715,326
sponsored ADR	3,104,362	78,540,359
TOTAL BRAZIL		1,787,136,651

	Shares	Value
Canada - 0.8%
Petrominerales Ltd.	663,300	$ 13,844,796
Silver Standard Resources, Inc. (a)	573,000	9,895,709
TOTAL CANADA		23,740,505
Chile - 12.0%
Banco Santander Chile sponsored ADR (d)	1,007,286	82,093,809
CAP SA	2,412,847	101,328,770
Compania Cervecerias Unidas SA	3,361,122	42,697,733
Compania Cervecerias Unidas SA sponsored ADR	105,071	6,583,749
Compania Sudamericana de Vapores	21,823,231	4,394,833
Embotelladora Andina SA	630,275	2,923,163
Empresa Nacional de Electricidad SA	5,398,806	8,340,913
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,817,462	33,273,306
Enersis SA	35,324,499	12,790,400
Enersis SA sponsored ADR	1,433,747	26,251,908
SACI Falabella	5,192,312	44,645,853
TOTAL CHILE		365,324,437
Colombia - 4.1%
BanColombia SA sponsored ADR (d)	307,729	19,082,275
Bolsa de Valores de Colombia	592,791,382	9,496,711
Ecopetrol SA	25,703,953	65,317,729
Ecopetrol SA ADR	63,200	3,227,624
Empresa de Telecomunicaciones de Bogota	34,614,784	9,522,792
Grupo de Inversiones Surameric	957,717	16,125,956
Inversiones Argos SA	290,921	2,693,534
TOTAL COLOMBIA		125,466,621
Luxembourg - 0.4%
Millicom International Cellular SA (depositary receipt)	120,313	11,895,103
Mexico - 19.6%
America Movil SAB de CV:
Series L	5,073,400	5,892,130
Series L sponsored ADR	10,884,728	252,634,533
Bolsa Mexicana de Valores SA de CV	11,633,600	21,721,110
Coca-Cola FEMSA SAB de CV sponsored ADR	241,000	23,618,000
Fomento Economico Mexicano SAB de CV sponsored ADR	337,100	23,772,292
Grupo Comercial Chedraui de CV	5,672,300	13,902,003
Grupo Modelo SAB de CV Series C	3,131,500	19,406,952
Industrias Penoles SA de CV	721,655	34,520,421
Kimberly-Clark de Mexico SA de CV Series A	6,712,900	38,074,740
Wal-Mart de Mexico SA de CV Series V	52,849,270	163,255,545
TOTAL MEXICO		596,797,726
Common Stocks - continued
	Shares	Value
Norway - 0.1%
Copeinca ASA (a)	199,515	$ 1,264,948
Peru - 2.5%
Alicorp SA Class C	3,121,149	6,964,260
Compania de Minas Buenaventura SA sponsored ADR	1,601,900	68,721,510
TOTAL PERU		75,685,770
United States of America - 0.9%
Southern Copper Corp.	822,300	28,525,587
TOTAL COMMON STOCKS (Cost $1,567,612,690)		3,015,837,348
Nonconvertible Preferred Stocks - 0.1%

Colombia - 0.1%
Grupo de Inversiones Surameric (a) (Cost $2,763,035)	161,141	2,857,488
Money Market Funds - 3.4%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	13,379,391	$ 13,379,391
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	90,027,425	90,027,425
TOTAL MONEY MARKET FUNDS (Cost $103,406,816)		103,406,816
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $1,673,782,541)	3,122,101,652
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(77,841,371)
NET ASSETS - 100%	$ 3,044,260,281
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,856
Fidelity Securities Lending Cash Central Fund	70,348
Total	$ 79,204
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $1,685,264,784. Net unrealized appreciation aggregated $1,436,836,868, of which $1,496,064,643 related to appreciated investment securities and $59,227,775 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Latin America Fund

January 31, 2012

1.813035.107

LAF-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Brazil - 58.7%
AES Tiete SA (PN) (non-vtg.)	4,628,645	$ 66,255,959
Banco Bradesco SA:
(PN)	3,223,416	57,929,981
(PN) sponsored ADR	1,500,497	26,828,886
Brasil Foods SA	1,052,900	20,850,698
Brasil Insurance Participacoes e Administracao SA	789,500	8,946,944
Braskem SA Class A sponsored ADR (d)	485,500	8,748,710
Brookfield Incorporacoes SA	5,465,600	19,207,179
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	3,778,230	137,489,790
sponsored ADR	345,425	10,110,590
Companhia de Concessoes Rodoviarias	6,573,400	45,748,938
CPFL Energia SA sponsored ADR (d)	1,383,399	41,017,780
Eletropaulo Metropolitana SA (PN-B)	1,235,120	25,597,353
Itau Unibanco Banco Multiplo SA	3,470,600	69,761,603
Itau Unibanco Banco Multiplo SA sponsored ADR	9,596,503	191,546,200
Itausa-Investimentos Itau SA (PN)	4,827,500	31,608,631
Light SA	1,081,500	16,985,096
Lojas Americanas SA (PN)	2,554,837	24,697,343
Lupatech SA (a)	1,356,700	3,261,298
Multiplus SA	1,799,100	31,632,527
OGX Petroleo e Gas Participacoes SA (a)	1,695,000	16,055,546
Petroleo Brasileiro SA - Petrobras:
(ON)	919,228	14,157,753
(PN) (non-vtg.)	8,893,871	125,070,061
(PN) sponsored ADR	3,041,161	84,939,627
sponsored ADR	4,718,620	144,153,841
Souza Cruz Industria e Comerico	4,969,900	64,683,795
TAM SA (PN) sponsored ADR (ltd. vtg.) (d)	2,525,246	54,696,828
Telefonica Brasil SA	1,225,313	34,118,291
Telefonica Brasil SA sponsored ADR	1,542,983	42,956,647
TIM Participacoes SA	5,645,395	31,341,765
TIM Participacoes SA sponsored ADR (d)	1,119,824	32,306,922
Tractebel Energia SA	982,000	17,052,358
Usinas Siderurgicas de Minas Gerais SA - Usiminas	1,705,250	16,533,273
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	5,542,800	37,180,412
Vale SA:
(PN-A)	1,776,600	43,408,341
(PN-A) sponsored ADR	4,614,429	111,715,326
sponsored ADR	3,104,362	78,540,359
TOTAL BRAZIL		1,787,136,651

	Shares	Value
Canada - 0.8%
Petrominerales Ltd.	663,300	$ 13,844,796
Silver Standard Resources, Inc. (a)	573,000	9,895,709
TOTAL CANADA		23,740,505
Chile - 12.0%
Banco Santander Chile sponsored ADR (d)	1,007,286	82,093,809
CAP SA	2,412,847	101,328,770
Compania Cervecerias Unidas SA	3,361,122	42,697,733
Compania Cervecerias Unidas SA sponsored ADR	105,071	6,583,749
Compania Sudamericana de Vapores	21,823,231	4,394,833
Embotelladora Andina SA	630,275	2,923,163
Empresa Nacional de Electricidad SA	5,398,806	8,340,913
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,817,462	33,273,306
Enersis SA	35,324,499	12,790,400
Enersis SA sponsored ADR	1,433,747	26,251,908
SACI Falabella	5,192,312	44,645,853
TOTAL CHILE		365,324,437
Colombia - 4.1%
BanColombia SA sponsored ADR (d)	307,729	19,082,275
Bolsa de Valores de Colombia	592,791,382	9,496,711
Ecopetrol SA	25,703,953	65,317,729
Ecopetrol SA ADR	63,200	3,227,624
Empresa de Telecomunicaciones de Bogota	34,614,784	9,522,792
Grupo de Inversiones Surameric	957,717	16,125,956
Inversiones Argos SA	290,921	2,693,534
TOTAL COLOMBIA		125,466,621
Luxembourg - 0.4%
Millicom International Cellular SA (depositary receipt)	120,313	11,895,103
Mexico - 19.6%
America Movil SAB de CV:
Series L	5,073,400	5,892,130
Series L sponsored ADR	10,884,728	252,634,533
Bolsa Mexicana de Valores SA de CV	11,633,600	21,721,110
Coca-Cola FEMSA SAB de CV sponsored ADR	241,000	23,618,000
Fomento Economico Mexicano SAB de CV sponsored ADR	337,100	23,772,292
Grupo Comercial Chedraui de CV	5,672,300	13,902,003
Grupo Modelo SAB de CV Series C	3,131,500	19,406,952
Industrias Penoles SA de CV	721,655	34,520,421
Kimberly-Clark de Mexico SA de CV Series A	6,712,900	38,074,740
Wal-Mart de Mexico SA de CV Series V	52,849,270	163,255,545
TOTAL MEXICO		596,797,726
Common Stocks - continued
	Shares	Value
Norway - 0.1%
Copeinca ASA (a)	199,515	$ 1,264,948
Peru - 2.5%
Alicorp SA Class C	3,121,149	6,964,260
Compania de Minas Buenaventura SA sponsored ADR	1,601,900	68,721,510
TOTAL PERU		75,685,770
United States of America - 0.9%
Southern Copper Corp.	822,300	28,525,587
TOTAL COMMON STOCKS (Cost $1,567,612,690)		3,015,837,348
Nonconvertible Preferred Stocks - 0.1%

Colombia - 0.1%
Grupo de Inversiones Surameric (a) (Cost $2,763,035)	161,141	2,857,488
Money Market Funds - 3.4%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	13,379,391	$ 13,379,391
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	90,027,425	90,027,425
TOTAL MONEY MARKET FUNDS (Cost $103,406,816)		103,406,816
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $1,673,782,541)	3,122,101,652
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(77,841,371)
NET ASSETS - 100%	$ 3,044,260,281
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,856
Fidelity Securities Lending Cash Central Fund	70,348
Total	$ 79,204
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $1,685,264,784. Net unrealized appreciation aggregated $1,436,836,868, of which $1,496,064,643 related to appreciated investment securities and $59,227,775 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Nordic Fund

January 31, 2012

1.813058.107

NOR-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Belgium - 0.9%
KBC Groupe SA	152,486	$ 2,890,942
Denmark - 24.8%
A.P. Moller - Maersk A/S Series B	2,146	15,813,645
Christian Hansen Holding A/S	360,000	8,811,001
Danske Bank A/S (a)	1,115,124	16,285,341
Novo Nordisk A/S Series B	311,801	37,050,866
TOTAL DENMARK		77,960,853
Finland - 11.6%
Amer Group PLC (A Shares)	661,500	8,392,527
Elisa Corp. (A Shares)	236,300	4,969,823
Kone Oyj (B Shares)	174,920	9,522,099
Sampo OYJ (A Shares)	515,600	13,581,993
TOTAL FINLAND		36,466,442
France - 1.5%
BNP Paribas SA	108,400	4,589,476
Netherlands - 1.5%
ING Groep NV (Certificaten Van Aandelen) (a)	528,800	4,824,191
Norway - 17.2%
ABG Sundal Collier ASA	6,390,300	4,901,038
Kvaerner ASA (a)	2,336,149	5,176,047
Merkantildata ASA	812,700	7,929,760
Orkla ASA (A Shares)	910,200	7,376,352
Schibsted ASA (B Shares)	583,400	16,644,708
Yara International ASA	300,500	12,091,906
TOTAL NORWAY		54,119,811
Sweden - 37.9%
ASSA ABLOY AB (B Shares)	365,800	9,927,474

	Shares	Value
Avanza Bank Holding AB	190,000	$ 4,916,201
BioGaia AB	285,000	7,835,196
Electrolux AB (B Shares)	663,900	12,161,414
Intrum Justitia AB	919,400	14,496,567
Meda AB (A Shares)	745,900	7,873,511
Nobia AB (a)	1,933,800	7,391,767
Skandinaviska Enskilda Banken AB (A Shares)	1,877,300	11,804,193
Svenska Handelsbanken AB (A Shares)	542,300	16,264,216
Swedbank AB (A Shares)	910,600	13,079,333
Swedish Match Co. AB	303,800	10,580,744
Telefonaktiebolaget LM Ericsson (B Shares)	329,747	3,068,926
TOTAL SWEDEN		119,399,542
Switzerland - 1.6%
UBS AG (a)	374,160	5,106,128
United Kingdom - 1.5%
Barclays PLC	1,418,109	4,755,606
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $319,157,957)		310,112,991
NET OTHER ASSETS (LIABILITIES) - 1.5%		4,672,022
NET ASSETS - 100%		$ 314,785,013
Legend
(a) Non-income producing
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 498
Fidelity Securities Lending Cash Central Fund	215,003
Total	$ 215,501
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Sweden	$ 119,399,542	$ 116,330,616	$ 3,068,926	$ -
Denmark	77,960,853	40,909,987	37,050,866	-
Norway	54,119,811	54,119,811	-	-
Finland	36,466,442	36,466,442	-	-
Switzerland	5,106,128	-	5,106,128	-
Netherlands	4,824,191	-	4,824,191	-
United Kingdom	4,755,606	-	4,755,606	-
France	4,589,476	4,589,476	-	-
Belgium	2,890,942	2,890,942	-	-
Total Investments in Securities:	$ 310,112,991	$ 255,307,274	$ 54,805,717	$ -
Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $326,641,563. Net unrealized depreciation aggregated $16,528,572, of which $9,202,968 related to appreciated investment securities and $25,731,540 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Overseas Fund

January 31, 2012

1.813070.107

OVE-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value
Australia - 5.4%
Australia & New Zealand Banking Group Ltd.	1,027,457	$ 23,352,922
BHP Billiton Ltd.	659,177	26,107,680
Commonwealth Bank of Australia	543,974	29,255,279
Macquarie Group Ltd.	439,886	11,908,066
Newcrest Mining Ltd.	516,144	18,476,485
TOTAL AUSTRALIA		109,100,432
Bailiwick of Jersey - 2.1%
Wolseley PLC	189,900	6,575,234
WPP PLC	3,153,611	37,052,028
TOTAL BAILIWICK OF JERSEY		43,627,262
Belgium - 2.7%
Anheuser-Busch InBev SA NV	557,112	33,870,453
Groupe Bruxelles Lambert SA	294,100	21,310,612
TOTAL BELGIUM		55,181,065
Bermuda - 0.4%
Li & Fung Ltd.	4,008,000	8,765,118
Canada - 0.5%
Potash Corp. of Saskatchewan, Inc.	222,900	10,443,123
Cayman Islands - 1.6%
3SBio, Inc. sponsored ADR (a)	195,120	2,257,538
China Medical System Holding Ltd.	4,239,250	2,771,413
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	2,375,800	26,490,170
TOTAL CAYMAN ISLANDS		31,519,121
Denmark - 1.2%
Danske Bank A/S (a)	301,164	4,398,218
Novo Nordisk A/S Series B	170,100	20,212,739
TOTAL DENMARK		24,610,957
Finland - 0.7%
Nokian Tyres PLC	195,400	6,979,710
Outotec Oyj	155,700	8,182,569
TOTAL FINLAND		15,162,279
France - 14.4%
Accor SA	188,600	5,730,362
Alstom SA	298,960	11,394,461
Atos Origin SA	315,420	15,850,309
AXA SA	461,037	6,997,970
BNP Paribas SA	387,126	16,390,273
Cap Gemini SA	253,800	9,264,940
Christian Dior SA	330,597	46,786,150
Compagnie Generale de Geophysique SA (a)	453,800	12,700,640
EDF SA	261,000	6,015,027
GDF Suez	272,000	7,382,070
JC Decaux SA (a)	289,800	7,347,766
Laurent-Perrier Group	100,819	10,087,765

	Shares	Value
Pernod Ricard SA	411,624	$ 39,511,973
PPR SA	78,100	12,288,753
Safran SA	305,800	9,527,312
Sanofi-aventis	504,882	37,430,564
Schneider Electric SA	245,000	15,214,859
Vivendi	489,211	10,237,816
Wendel SA	152,300	11,336,517
TOTAL FRANCE		291,495,527
Germany - 10.9%
adidas AG	198,100	14,271,498
Allianz AG	259,663	28,548,980
BASF AG	177,414	13,639,819
Bayer AG	371,097	25,987,048
Deutsche Boerse AG	112,092	6,597,483
E.ON AG	524,404	11,210,941
Linde AG	141,607	22,466,564
Metro AG	118,700	4,566,010
Munich Re Group	93,268	12,150,192
Puma AG	45,400	14,197,980
SAP AG	818,325	49,473,585
Siemens AG	191,034	18,039,165
TOTAL GERMANY		221,149,265
India - 0.6%
Bharti Airtel Ltd.	1,554,803	11,483,216
Israel - 0.8%
Israel Chemicals Ltd.	566,200	5,927,687
Teva Pharmaceutical Industries Ltd. sponsored ADR	225,800	10,190,354
TOTAL ISRAEL		16,118,041
Italy - 3.0%
Ansaldo STS SpA	334,000	3,237,098
ENI SpA	772,300	17,110,438
Fiat Industrial SpA (a)	1,619,300	15,863,546
Intesa Sanpaolo SpA	2,807,254	5,360,752
Saipem SpA	410,173	19,195,461
TOTAL ITALY		60,767,295
Japan - 11.8%
Canon, Inc.	204,700	8,785,658
Fanuc Corp.	101,500	17,056,474
Hitachi Ltd.	3,400,000	18,911,170
Honda Motor Co. Ltd. sponsored ADR	1,006,000	34,254,300
Japan Tobacco, Inc.	5,295	26,047,816
Keyence Corp.	49,700	12,380,992
Komatsu Ltd.	314,300	8,860,432
Kubota Corp.	832,000	7,509,065
Mitsubishi Corp.	759,900	17,335,250
Mitsubishi UFJ Financial Group, Inc.	1,824,400	8,428,353
Mitsui & Co. Ltd.	404,000	6,857,878
NTT DoCoMo, Inc.	9,689	17,227,120
Rakuten, Inc.	25,171	25,392,233
Common Stocks - continued
	Shares	Value
Japan - continued
SOFTBANK CORP.	288,600	$ 8,037,489
Tokyo Electron Ltd.	141,700	8,067,401
Toshiba Corp.	1,708,000	7,237,098
USS Co. Ltd.	68,550	6,546,557
TOTAL JAPAN		238,935,286
Luxembourg - 0.4%
ArcelorMittal SA Class A unit (d)	405,000	8,310,600
Mexico - 1.3%
Cemex SA de CV sponsored ADR (d)	3,838,800	26,142,228
Netherlands - 1.6%
AEGON NV (a)	874,400	4,247,636
ASML Holding NV (Netherlands)	95,000	4,083,660
ING Groep NV (Certificaten Van Aandelen) (a)	1,200,700	10,953,869
Koninklijke KPN NV	1,237,542	13,564,229
TOTAL NETHERLANDS		32,849,394
Norway - 1.5%
Aker Solutions ASA	901,800	11,058,477
DnB NOR ASA	1,136,400	11,988,813
Kvaerner ASA (a)	3,388,500	7,507,669
TOTAL NORWAY		30,554,959
Spain - 2.2%
Banco Bilbao Vizcaya Argentaria SA	901,636	7,910,533
Banco Santander SA (Spain)	928,957	7,253,577
Distribuidora Internacional de Alimentacion SA (a)	377,987	1,745,684
Iberdrola SA	854,700	5,032,808
Inditex SA	142,852	12,462,446
Telefonica SA sponsored ADR	638,300	11,119,186
TOTAL SPAIN		45,524,234
Sweden - 0.8%
Svenska Handelsbanken AB (A Shares)	423,300	12,695,266
Swedbank AB (A Shares)	251,400	3,610,964
TOTAL SWEDEN		16,306,230
Switzerland - 7.8%
Credit Suisse Group	173,254	4,509,202
Julius Baer Group Ltd.	125,480	5,099,649
Nestle SA	846,715	48,534,872
Pargesa Holding SA	98,450	6,905,675
Roche Holding AG (participation certificate)	113,442	19,205,937

	Shares	Value
Swatch Group AG (Bearer)	81,070	$ 34,163,484
Syngenta AG (Switzerland)	51,590	15,670,812
UBS AG (a)	1,302,373	17,773,368
Zurich Financial Services AG	29,782	7,152,211
TOTAL SWITZERLAND		159,015,210
United Kingdom - 20.9%
AMEC PLC	541,579	8,569,426
Anglo American PLC (United Kingdom)	421,000	17,410,135
Barclays PLC	2,023,129	6,784,530
BG Group PLC	1,749,782	39,296,604
BHP Billiton PLC	833,996	28,039,867
BP PLC	3,220,100	24,226,557
British Sky Broadcasting Group PLC	1,181,900	12,852,453
Cairn Energy PLC	1,573,055	6,986,201
GlaxoSmithKline PLC	1,671,800	37,191,865
ICAP PLC	1,095,800	5,802,655
Imperial Tobacco Group PLC	1,019,516	36,473,389
Lloyds Banking Group PLC (a)	10,069,810	4,870,241
Rio Tinto PLC	623,310	37,553,803
Rolls-Royce Group PLC	2,043,400	23,686,030
Royal Dutch Shell PLC Class A (United Kingdom)	1,584,800	56,230,757
Standard Chartered PLC (United Kingdom)	952,374	23,024,441
Vodafone Group PLC	14,364,700	38,748,831
Xstrata PLC	918,400	15,552,296
TOTAL UNITED KINGDOM		423,300,081
United States of America - 0.2%
NII Holdings, Inc. (a)	195,400	3,929,494
TOTAL COMMON STOCKS (Cost $1,927,591,427)		1,884,290,417
Nonconvertible Preferred Stocks - 3.4%

Germany - 3.4%
Porsche Automobil Holding SE (Germany)	681,655	41,787,917
Volkswagen AG	149,068	26,389,662
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $71,347,532)		68,177,579
Government Obligations - 0.2%
Principal Amount
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0%, 2/23/12 (e) (Cost $4,399,986)	$ 4,400,000	4,399,886
Money Market Funds - 7.2%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	106,333,026	$ 106,333,026
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	39,800,275	39,800,275
TOTAL MONEY MARKET FUNDS (Cost $146,133,301)		146,133,301
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $2,149,472,246)	2,103,001,183
NET OTHER ASSETS (LIABILITIES) - (3.6)%	(73,414,912)
NET ASSETS - 100%	$ 2,029,586,271
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
689 NYSE E-mini MSCI EAFE Index Contracts	March 2012	$ 51,178,920	$ 2,778,747
The face value of futures purchased as a percentage of net assets is 2.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,399,886.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,272
Fidelity Securities Lending Cash Central Fund	618,778
Total	$ 646,050
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 423,300,081	$ 189,653,630	$ 233,646,451	$ -
France	291,495,527	241,364,323	50,131,204	-
Germany	289,326,844	221,814,094	67,512,750	-
Japan	238,935,286	185,582,985	53,352,301	-
Switzerland	159,015,210	121,061,828	37,953,382	-
Australia	109,100,432	82,992,752	26,107,680	-
Italy	60,767,295	43,656,857	17,110,438	-
Belgium	55,181,065	21,310,612	33,870,453	-
Spain	45,524,234	30,360,124	15,164,110	-
Other	279,822,022	240,324,118	39,497,904	-
Government Obligations	4,399,886	-	4,399,886	-
Money Market Funds	146,133,301	146,133,301	-	-
Total Investments in Securities:	$ 2,103,001,183	$ 1,524,254,624	$ 578,746,559	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 2,778,747	$ 2,778,747	$ -	$ -
Transfers from Level 2 to Level 1 during the period were $322,161,247
Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $2,185,745,763. Net unrealized depreciation aggregated $82,744,580, of which $111,244,942 related to appreciated investment securities and $193,989,522 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Pacific Basin Fund

January 31, 2012

1.813019.107

PAF-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Australia - 7.6%
Austal Ltd.	1,729,818	$ 3,727,841
Dart Energy Ltd. (a)	4,017,772	1,855,391
Goodman Group unit	5,831,226	3,961,875
Iluka Resources Ltd.	229,735	4,468,004
Imdex Ltd.	928,111	2,118,358
Karoon Gas Australia Ltd. (a)	369,268	2,030,637
Linc Energy Ltd. (a)	1,019,471	1,498,945
Macquarie Group Ltd.	120,438	3,260,353
Mesoblast Ltd. (a)(d)	462,963	3,170,056
Navitas Ltd.	839,557	2,566,868
Newcrest Mining Ltd.	183,815	6,580,053
Origin Energy Ltd.	476,985	6,967,614
realestate.com.au Ltd.	156,101	2,169,233
SEEK Ltd.	189,307	1,057,093
Sydney Airport unit	1,052,683	2,983,800
TOTAL AUSTRALIA		48,416,121
Bermuda - 5.6%
Biosensors International Group Ltd. (a)	8,015,000	10,322,614
Cheung Kong Infrastructure Holdings Ltd.	397,000	2,260,088
China Animal Healthcare Ltd.	11,668,000	2,319,036
China Foods Ltd.	1,314,000	1,043,711
China Singyes Solar Tech Holdings Ltd.	2,535,000	1,193,095
China Water Affairs Group Ltd.	6,846,000	2,100,961
G-Resources Group Ltd. (a)	19,509,000	1,207,481
Huabao International Holdings Ltd.	2,882,000	1,958,433
Imagi International Holdings Ltd. (a)	51,200,000	1,393,018
People's Food Holdings Ltd. (a)	3,742,000	2,052,693
REXCAPITAL Financial Holdings Ltd.	49,186,967	3,361,477
Texwinca Holdings Ltd.	1,448,000	1,588,921
Vtech Holdings Ltd.	479,400	4,997,839
TOTAL BERMUDA		35,799,367
Cayman Islands - 18.8%
3SBio, Inc. sponsored ADR (a)	160,800	1,860,456
51job, Inc. sponsored ADR (a)(d)	77,400	3,473,712
AirMedia Group, Inc. ADR (a)(d)	843,100	2,942,419
Airtac International Group	492,000	2,477,040
AMVIG Holdings Ltd.	9,052,000	4,307,002
Baidu.com, Inc. sponsored ADR (a)	72,300	9,219,696
Bitauto Holdings Ltd. ADR (a)	116,770	514,956
China Automation Group Ltd.	5,211,000	1,484,970
China High Precision Automation Group Ltd.	4,875,000	1,181,466
China Lilang Ltd.	2,082,000	1,908,774
China Mengniu Dairy Co. Ltd.	2,220,000	5,939,847
China Metal Recycling (Holdings) Ltd.	2,572,200	3,044,750
China State Construction International Holdings Ltd.	3,601,302	2,855,873
China ZhengTong Auto Services Holdings Ltd. (a)	2,597,000	2,712,446
CNinsure, Inc. ADR (a)(d)	178,700	1,436,748

	Shares	Value
Ctrip.com International Ltd. sponsored ADR (a)(d)	125,900	$ 3,153,795
Daphne International Holdings Ltd.	2,920,000	3,765,191
EVA Precision Industrial Holdings Ltd.	50,196,000	8,996,801
Fook Woo Group Holdings Ltd. (a)	11,590,000	1,637,941
GCL-Poly Energy Holdings Ltd.	4,890,000	1,683,543
Haitian International Holdings Ltd.	2,664,000	2,792,730
Hutchison China Meditech Ltd. (a)	14,000	90,462
Jiayuan.com International Ltd. sponsored ADR	201,300	1,463,451
Kingdee International Software Group Co. Ltd.	6,925,513	2,062,852
KongZhong Corp. sponsored ADR (a)(d)	384,600	1,634,550
Little Sheep Group Ltd.	4,223,000	3,539,473
Minth Group Ltd.	3,792,000	4,092,588
MStar Semiconductor, Inc.	359,000	2,280,520
NVC Lighting Holdings Ltd.	2,350,000	966,636
Perfect World Co. Ltd. sponsored ADR Class B (a)	216,775	2,323,828
Qihoo 360 Technology Co. Ltd. ADR (d)	115,300	2,086,930
Royale Furniture Holdings Ltd.	17,768,809	4,971,898
Shenguan Holdings Group Ltd.	9,116,000	5,183,786
Sino Biopharmaceutical Ltd.	5,244,000	1,467,326
SouFun Holdings Ltd. ADR (d)	169,000	3,163,680
Spreadtrum Communications, Inc. ADR	58,500	904,995
Tencent Holdings Ltd.	257,700	6,303,561
Uni-President China Holdings Ltd.	3,703,000	2,182,097
VanceInfo Technologies, Inc. ADR (a)(d)	176,700	2,221,119
VisionChina Media, Inc. ADR (a)(d)	829,200	1,285,260
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	240,300	3,263,274
Xueda Education Group sponsored ADR (a)	286,300	1,374,240
TOTAL CAYMAN ISLANDS		120,252,682
China - 3.1%
Beijing Jingkelong Co. Ltd. (H Shares)	182,000	153,481
Dalian Port (PDA) Co. Ltd. (H Shares)	6,926,000	1,625,392
Ping An Insurance Group Co. China Ltd. (H Shares)	1,442,500	11,420,586
Travelsky Technology Ltd. (H Shares)	2,582,000	1,424,965
Yantai Changyu Pioneer Wine Co. (B Shares)	312,700	3,280,522
Zijin Mining Group Co. Ltd. (H Shares)	3,978,000	1,749,135
TOTAL CHINA		19,654,081
Hong Kong - 2.2%
China Unicom Ltd.	1,664,000	3,062,651
Magnificent Estates Ltd.	56,182,000	1,955,983
Techtronic Industries Co. Ltd.	4,664,000	5,184,060
Tian An China Investments Co. Ltd.	4,934,800	2,519,817
YGM Trading Ltd.	501,000	1,270,064
TOTAL HONG KONG		13,992,575
Common Stocks - continued
	Shares	Value
India - 2.8%
Educomp Solutions Ltd.	349,410	$ 1,523,178
Financial Technologies India Ltd.	168,768	2,460,199
Gateway Distriparks Ltd.	697,430	1,829,671
Geodesic Ltd.	1,605,385	1,515,738
Grasim Industries Ltd.	33,024	1,831,814
Indian Overseas Bank	1,251,645	2,213,097
IndusInd Bank Ltd.	340,379	2,077,831
INFO Edge India Ltd.	175,376	2,213,318
NIIT Ltd.	2,270,534	1,930,516
TOTAL INDIA		17,595,362
Indonesia - 3.9%
PT AKR Corporindo Tbk	7,185,000	2,917,166
PT Ciputra Development Tbk	59,580,000	3,777,607
PT Jasa Marga Tbk	5,717,500	2,782,439
PT Lippo Karawaci Tbk	36,069,500	2,688,168
PT Media Nusantara Citra Tbk	23,850,000	3,581,489
PT Mitra Adiperkasa Tbk	6,979,000	4,424,962
PT Nippon Indosari Corpindo Tbk	5,499,500	2,141,079
PT United Tractors Tbk	913,454	2,880,588
TOTAL INDONESIA		25,193,498
Ireland - 0.6%
James Hardie Industries NV CDI	539,257	4,058,849
Japan - 36.4%
Aeon Credit Service Co. Ltd.	692,100	10,595,313
Asahi Diamond Industrial Co. Ltd.	210,100	2,698,254
BLife Investment Corp.	204	1,304,604
Calbee, Inc. (d)	62,000	3,025,581
Chiyoda Corp.	313,000	3,650,230
Citizen Holdings Co. Ltd.	393,500	2,390,011
Credit Saison Co. Ltd.	181,900	3,700,996
DeNA Co. Ltd.	126,800	3,208,674
Digital Garage, Inc. (a)	619	1,794,556
Fuji Heavy Industries Ltd.	602,000	4,090,725
Fuji Spinning Co. Ltd. (d)	3,972,000	8,441,086
Fujitsu Ltd.	753,000	4,020,346
Glory Ltd.	89,500	1,947,796
GMO Internet, Inc.	1,291,600	5,167,756
Hamakyorex Co. Ltd.	91,100	2,803,629
Haseko Corp. (a)	2,931,500	2,115,079
Hikari Tsushin, Inc.	77,600	2,011,513
Honeys Co. Ltd. (d)	214,350	3,638,579
Horiba Ltd.	85,800	2,738,442
INPEX Corp.	683	4,659,058
ISE Chemical Corp. (d)	456,000	2,655,962
Japan Tobacco, Inc.	1,529	7,521,645
Kenedix Realty Investment Corp.	2,783	8,177,778
Kenedix, Inc. (a)	15,878	2,099,570
Kyocera Corp.	18,100	1,543,356
Message Co. Ltd.	1,416	4,474,805
Micronics Japan Co. Ltd.	339,900	1,993,117

	Shares	Value
MS&AD Insurance Group Holdings, Inc.	300,100	$ 6,153,172
NEC Leasing Ltd.	169,700	2,842,803
Nihon M&A Center, Inc.	669	3,308,579
Nikon Corp.	111,500	2,729,359
Nippon Seiki Co. Ltd.	684,000	8,102,479
Nitta Corp.	456,300	8,517,839
NSD Co. Ltd.	200,300	1,744,709
NTT Urban Development Co.	4,736	3,466,730
ORIX Corp.	239,450	22,396,412
Osaka Securities Exchange Co. Ltd.	304	1,776,623
OSAKA Titanium technologies Co. Ltd. (d)	25,500	1,149,056
Point, Inc.	33,180	1,360,193
Rakuten, Inc.	3,207	3,235,187
Rohto Pharmaceutical Co. Ltd.	706,000	8,622,406
Saizeriya Co. Ltd.	204,500	3,243,349
Sankyo Seiko Co. Ltd.	704,900	2,635,399
Shinsei Bank Ltd.	3,011,000	3,396,904
SHO-BOND Holdings Co. Ltd.	101,300	2,567,383
So-Net Entertainment Corp.	2,311	8,855,347
SOFTBANK CORP.	352,800	9,825,455
Sony Financial Holdings, Inc.	246,200	4,092,029
Toridoll Corp.	414,100	4,258,880
Toshiba Plant Systems & Services Corp.	219,000	2,467,808
Toyo Engineering Corp.	765,000	3,201,299
Tsutsumi Jewelry Co. Ltd.	74,600	1,782,062
Universal Entertainment Corp.	49,300	1,319,323
Yamato Kogyo Co. Ltd.	234,600	7,376,836
TOTAL JAPAN		232,896,082
Korea (South) - 8.7%
Daou Technology, Inc.	891,830	10,797,888
Duksan Hi-Metal Co. Ltd. (a)	233,095	4,866,241
Hyundai Home Shopping Network Corp.	24,856	3,031,584
KC Tech Co. Ltd.	848,570	4,041,655
Korea Electric Power Corp. (a)	272,160	6,763,736
Korea Plant Service & Engineering Co. Ltd.	42,977	1,453,910
Lotte Chilsung Beverage Co. Ltd.	604	685,591
Mando Corp.	6,974	1,129,981
Medy-Tox, Inc.	62,683	1,381,156
NHN Corp. (a)	11,742	2,216,133
Power Logics Co. Ltd. (a)	343,039	1,305,562
Samsung Electronics Co. Ltd.	12,581	12,398,828
Sapphire Technology Co. Ltd.	15,310	688,311
TK Corp. (a)	224,602	4,958,875
TOTAL KOREA (SOUTH)		55,719,451
Luxembourg - 0.3%
Samsonite International SA	1,119,300	1,772,348
Malaysia - 1.7%
IJM Land Bhd warrants 9/11/13 (a)	116,970	34,420
JobStreet Corp. Bhd	7,040,150	5,022,892
Muhibbah Engineering (M) Bhd	5,189,500	2,115,726
Common Stocks - continued
	Shares	Value
Malaysia - continued
Top Glove Corp. Bhd	1,168,700	$ 1,944,311
WCT Bhd	2,340,600	1,808,453
TOTAL MALAYSIA		10,925,802
Philippines - 1.3%
Alliance Global Group, Inc.	21,710,442	5,569,377
Universal Robina Corp.	2,117,000	2,648,719
TOTAL PHILIPPINES		8,218,096
Singapore - 2.6%
CSE Global Ltd.	7,480,500	5,411,818
Global Logistic Properties Ltd. (a)	1,419,000	2,244,950
Goodpack Ltd.	6,326,000	7,694,701
Goodpack Ltd. warrants 11/30/12 (a)	2,233,800	1,349,674
Tat Hong Holdings Ltd. warrants 8/2/13 (a)	125,700	999
TOTAL SINGAPORE		16,702,142
Taiwan - 2.1%
104 Corp.	479,000	1,359,554
Lite-On Technology Corp.	2,527,333	3,202,399
Lung Yen Life Service Co. Ltd.	542,000	1,763,629
Pacific Hospital Supply Co. Ltd.	441,000	1,296,401
Tong Hsing Electronics Industries Ltd.	1,243,096	3,738,319
WPG Holding Co. Ltd.	1,525,000	2,130,723
TOTAL TAIWAN		13,491,025
Thailand - 1.0%
Toyo-Thai Corp. PCL	8,655,500	3,630,897
Toyo-Thai Corp. PCL NVDR	5,912,600	2,480,278
TOTAL THAILAND		6,111,175
United States of America - 1.1%
ChinaCast Education Corp. (a)(d)	351,000	2,158,650

	Shares	Value
YOU On Demand Holdings, Inc. (a)	33,005,100	$ 2,871,444
Zhongpin, Inc. (a)(d)	196,900	2,236,784
TOTAL UNITED STATES OF AMERICA		7,266,878
TOTAL COMMON STOCKS (Cost $588,157,248)		638,065,534
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 0.12% (b)	1,023,484	1,023,484
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	20,586,243	20,586,243
TOTAL MONEY MARKET FUNDS (Cost $21,609,727)		21,609,727
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $609,766,975)	659,675,261
NET OTHER ASSETS (LIABILITIES) - (3.2)%	(20,625,388)
NET ASSETS - 100%	$ 639,049,873
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 66
Fidelity Securities Lending Cash Central Fund	357,094
Total	$ 357,160
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 232,896,082	$ 232,896,082	$ -	$ -
Cayman Islands	120,252,682	117,433,275	-	2,819,407
Korea (South)	55,719,451	48,955,715	6,763,736	-
Australia	48,416,121	48,416,121	-	-
Bermuda	35,799,367	35,799,367	-	-
Indonesia	25,193,498	25,193,498	-	-
China	19,654,081	19,654,081	-	-
India	17,595,362	13,685,717	3,909,645	-
Singapore	16,702,142	15,352,468	-	1,349,674
Other	65,836,748	62,774,097	3,062,651	-
Money Market Funds	21,609,727	21,609,727	-	-
Total Investments in Securities:	$ 659,675,261	$ 641,770,148	$ 13,736,032	$ 4,169,081
Transfers from Level 2 to Level 1 during the period were $586,364,746.
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,719,378
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(1,412,268)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	3,861,971
Transfers out of Level 3	-
Ending Balance	$ 4,169,081
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ (1,412,268)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $630,255,824. Net unrealized appreciation aggregated $29,419,437, of which $122,726,374 related to appreciated investment securities and $93,306,937 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series
Emerging Markets Fund

January 31, 2012

1.873105.103

ILF-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Australia - 0.4%
Paladin Energy Ltd. (Australia) (a)	10,485,959	$ 20,482,685
Bailiwick of Guernsey - 0.2%
Chariot Oil & Gas Ltd. (a)	4,457,900	8,149,754
Bermuda - 1.4%
Aquarius Platinum Ltd. (Australia)	4,893,394	13,766,292
CNPC (Hong Kong) Ltd.	25,522,000	40,281,007
Cosco International Holdings Ltd.	9,146,000	3,879,996
GP Investments Ltd. (depositary receipt) (a)	6,502,800	14,961,799
TOTAL BERMUDA		72,889,094
Brazil - 16.2%
Anhanguera Educacional Participacoes SA	2,722,016	36,611,364
Arezzo Industria e Comercio SA	1,232,300	20,622,969
B2W Companhia Global do Varejo	894,475	5,334,495
Banco do Brasil SA	3,982,557	61,976,720
Banco do Estado do Rio Grande do Sul SA	2,694,000	31,022,940
BR Properties SA	2,674,800	29,163,771
Braskem SA (PN-A)	2,424,800	21,705,513
Centrais Eletricas Brasileiras SA (Electrobras)	764,200	7,851,070
Cia.Hering SA	961,600	23,115,385
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	511,500	18,613,485
Companhia de Saneamento de Minas Gerais	589,500	13,053,889
Companhia Paranaense de Energia-Copel:
(PN-B)	200,800	4,660,279
(PN-B) sponsored ADR	1,057,700	24,210,753
Ecorodovias Infraestrutura e Logistica SA	2,880,000	20,274,725
Energias do Brasil SA	662,300	15,427,890
Fibria Celulose SA sponsored ADR (d)	2,311,200	18,466,488
Gerdau SA sponsored ADR	3,909,000	37,135,500
Gol Linhas Aereas Inteligentes SA sponsored ADR	1,941,700	13,397,730
Itau Unibanco Banco Multiplo SA sponsored ADR	2,434,360	48,589,826
Localiza Rent A Car SA	1,383,300	22,714,559
Lojas Americanas SA (PN)	4,540,941	43,896,803
Mills Estruturas e Servicos de Engenharia SA	1,267,600	15,728,919
Multiplus SA	1,058,800	18,616,264
Natura Cosmeticos SA	1,020,000	21,845,467
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR	560,000	15,640,800
sponsored ADR	2,526,400	77,181,520
Santos Brasil Participacoes SA unit	503,000	7,764,372
Telefonica Brasil SA sponsored ADR	811,100	22,581,024
Common Stocks - continued
	Shares	Value
Brazil - continued
Ultrapar Participacoes SA	2,978,200	$ 60,256,050
Vale SA (PN-A) sponsored ADR	3,949,500	95,617,395
TOTAL BRAZIL		853,077,965
British Virgin Islands - 0.1%
Sable Mining Africa Ltd. (a)	26,132,440	4,633,282
Canada - 2.5%
Extorre Gold Mines Ltd. (a)	2,016,389	18,821,642
Extorre Gold Mines Ltd. (f)	61,000	569,394
First Quantum Minerals Ltd.	1,005,500	22,020,224
Goldcorp, Inc.	283,900	13,731,389
Uranium One, Inc. (a)	14,252,800	36,387,103
Yamana Gold, Inc.	2,459,600	42,557,028
TOTAL CANADA		134,086,780
Cayman Islands - 4.5%
Ajisen (China) Holdings Ltd.	11,535,000	13,282,299
Baidu.com, Inc. sponsored ADR (a)	219,060	27,934,531
Belle International Holdings Ltd.	6,866,000	11,155,230
Biostime International Holdings Ltd.	9,236,000	17,482,928
Ctrip.com International Ltd. sponsored ADR (a)	418,200	10,475,910
Eurasia Drilling Co. Ltd. GDR (Reg. S)	907,900	23,877,770
Geely Automobile Holdings Ltd.	46,585,000	13,755,798
Greatview Aseptic Pack Co. Ltd. (a)	36,783,000	13,849,503
Hengan International Group Co. Ltd.	4,151,500	37,124,080
Minth Group Ltd.	12,916,000	13,939,837
Qihoo 360 Technology Co. Ltd. ADR (d)	164,600	2,979,260
Silicon Motion Technology Corp. sponsored ADR (a)	340,100	7,339,358
SINA Corp. (a)	206,600	14,517,782
Uni-President China Holdings Ltd.	33,221,000	19,576,412
Xueda Education Group sponsored ADR (a)	2,270,100	10,896,480
TOTAL CAYMAN ISLANDS		238,187,178
Chile - 1.0%
Aguas Andinas SA	19,757,305	11,739,439
Embotelladora Andina SA	973,029	3,711,603
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,090,540	19,965,133
Enersis SA	51,606,420	18,685,806
TOTAL CHILE		54,101,981
China - 10.0%
BYD Co. Ltd. (H Shares) (a)	4,867,500	15,220,254
Common Stocks - continued
	Shares	Value
China - continued
China Communications Services Corp. Ltd. (H Shares)	26,416,000	$ 11,785,482
China Construction Bank Corp. (H Shares)	139,091,000	111,376,823
China Pacific Insurance Group Co. Ltd. (H Shares)	16,143,800	53,706,849
China Petroleum & Chemical Corp. (H Shares)	29,732,000	35,874,973
China Railway Group Ltd. (H Shares)	51,886,000	18,532,506
China Shenhua Energy Co. Ltd. (H Shares)	6,622,000	29,117,075
China Suntien Green Energy Corp. Ltd. (H Shares)	37,133,000	6,894,880
China Telecom Corp. Ltd. (H Shares)	35,636,000	19,992,584
Dongfang Electric Corp. Ltd. (H Shares)	3,342,800	9,870,748
Dongfeng Motor Group Co. Ltd. (H Shares)	7,248,000	13,551,594
Harbin Power Equipment Co. Ltd. (H Shares)	21,806,000	21,116,413
Industrial & Commercial Bank of China Ltd. (H Shares)	172,746,000	120,951,714
Maanshan Iron & Steel Ltd. (H Shares)	73,846,000	25,519,136
PetroChina Co. Ltd. (H Shares)	16,798,000	24,464,680
Weichai Power Co. Ltd. (H Shares)	1,521,000	8,149,002
TOTAL CHINA		526,124,713
Colombia - 1.3%
Ecopetrol SA ADR (d)	1,289,700	65,864,979
Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	157,103	6,342,353
Egypt - 0.5%
Citadel Capital Corp. (a)	7,209,700	3,695,442
Orascom Telecom Holding SAE unit (a)	5,449,600	16,675,776
Orascom Telecom Media & Technology Holding sponsored GDR (a)(f)	5,449,600	4,926,652
TOTAL EGYPT		25,297,870
Hong Kong - 4.4%
China Mobile Ltd.	49,500	505,884
China Mobile Ltd. sponsored ADR	1,417,800	72,421,224
CNOOC Ltd. sponsored ADR	558,000	113,497,200
Lenovo Group Ltd.	39,832,000	31,895,390
Sinotruk Hong Kong Ltd.	28,000,000	15,813,804
TOTAL HONG KONG		234,133,502
India - 4.2%
Bharti Airtel Ltd.	1,593,558	11,769,447
Cummins India Ltd.	1,051,587	8,916,668
Grasim Industries Ltd.	418,713	23,225,661
Housing Development and Infrastructure Ltd. (a)	6,379,554	10,249,288
Indiabulls Infrastructure and Power Ltd.	16,414,242	887,748
Common Stocks - continued
	Shares	Value
India - continued
Indiabulls Real Estate Ltd.	9,597,384	$ 13,771,466
ITC Ltd.	4,785,035	19,709,338
Jain Irrigation Systems Ltd.	360,003	693,250
Jain Irrigation Systems Ltd. DVR (a)	161,974	119,726
JK Cement Ltd.	1,063,196	2,432,800
Larsen & Toubro Ltd.	941,267	24,917,960
Lupin Ltd.	1,204,856	11,558,247
SREI Infrastructure Finance Ltd. (e)	37,747,127	24,890,310
State Bank of India	457,818	19,061,650
Tata Consultancy Services Ltd.	1,128,619	25,811,333
Tata Motors Ltd. Class A	1,926,144	4,592,170
Ultratech Cemco Ltd.	774,134	18,991,806
TOTAL INDIA		221,598,868
Indonesia - 2.2%
PT Bakrieland Development Tbk (a)	1,461,425,500	22,270,948
PT Bank Tabungan Negara Tbk	155,158,000	20,710,800
PT Indosat Tbk	17,986,500	10,903,969
PT Telkomunikasi Indonesia Tbk sponsored ADR	1,667,279	51,102,101
PT Tower Bersama Infrastructure Tbk	48,894,500	13,053,071
TOTAL INDONESIA		118,040,889
Israel - 0.3%
Check Point Software Technologies Ltd. (a)	86,900	4,891,601
NICE Systems Ltd. sponsored ADR (a)	356,300	12,812,548
TOTAL ISRAEL		17,704,149
Kazakhstan - 0.2%
JSC Halyk Bank of Kazakhstan unit (a)	1,986,149	10,824,512
Kenya - 0.3%
Equity Bank Ltd.	58,230,800	12,284,686
Safaricom Ltd.	133,614,335	5,096,137
TOTAL KENYA		17,380,823
Korea (South) - 10.7%
Amoreg	111,842	25,638,936
Asia Pacific Systems, Inc. (a)(e)	828,655	9,369,045
E-Mart Co. Ltd. (a)	98,826	23,886,850
Hana Financial Group, Inc.	1,245,640	42,583,525
Hyundai Heavy Industries Co. Ltd.	13,419	3,721,312
ICD Co. Ltd. (a)(e)	198,902	9,314,139
KB Financial Group, Inc.	1,524,432	57,794,239
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Korea Electric Power Corp. (a)	559,620	$ 13,907,709
KT&G Corp.	351,860	24,621,260
LG Corp.	370,375	23,213,047
Orion Corp.	58,598	35,682,620
S-Oil Corp.	118	12,816
Samsung Electronics Co. Ltd.	185,627	182,939,127
Samsung Engineering Co. Ltd.	110,603	21,120,881
Samsung Fire & Marine Insurance Co. Ltd.	136,847	26,497,956
Samsung Heavy Industries Ltd.	910,700	28,944,189
Shinhan Financial Group Co. Ltd. sponsored ADR	204,331	16,174,842
Tong Yang Life Insurance Co. Ltd.	1,574,360	18,220,707
TOTAL KOREA (SOUTH)		563,643,200
Luxembourg - 0.8%
Samsonite International SA	12,702,900	20,114,324
Subsea 7 SA (a)	994,000	20,125,984
TOTAL LUXEMBOURG		40,240,308
Malaysia - 0.8%
AirAsia Bhd	16,519,500	19,281,350
Genting Bhd	6,405,100	23,417,627
TOTAL MALAYSIA		42,698,977
Mexico - 3.5%
America Movil SAB de CV Series L sponsored ADR	2,281,100	52,944,331
Cemex SA de CV sponsored ADR (d)	3,326,098	22,650,727
Desarrolladora Homex SAB de CV sponsored ADR (a)(d)	465,400	9,401,080
Grupo Modelo SAB de CV Series C	4,705,000	29,158,458
Grupo Televisa SA de CV (CPO) sponsored ADR	2,420,200	47,726,344
Wal-Mart de Mexico SA de CV Series V	6,495,200	20,064,183
TOTAL MEXICO		181,945,123
Netherlands - 0.2%
ASML Holding NV (Netherlands)	266,900	11,472,935
Nigeria - 0.8%
Guaranty Trust Bank PLC GDR (Reg. S)	4,712,481	22,148,661
Zenith Bank PLC	261,009,300	20,164,852
TOTAL NIGERIA		42,313,513
Norway - 0.2%
TGS Nopec Geophysical Co. ASA	353,100	8,834,421
Common Stocks - continued
	Shares	Value
Peru - 0.5%
Compania de Minas Buenaventura SA sponsored ADR	657,000	$ 28,185,300
Philippines - 1.1%
Manila Water Co., Inc.	7,124,800	3,489,291
Metro Pacific Investments Corp.	133,314,000	10,881,507
Metropolitan Bank & Trust Co.	7,911,188	13,994,021
Robinsons Land Corp.	89,205,850	29,249,867
TOTAL PHILIPPINES		57,614,686
Poland - 0.7%
Eurocash SA	1,075,709	9,997,835
Powszechny Zaklad Ubezpieczen SA	242,002	25,057,060
TOTAL POLAND		35,054,895
Qatar - 0.1%
Commercial Bank of Qatar GDR (Reg. S)	1,672,907	7,608,090
Russia - 6.8%
Bank St. Petersburg OJSC (a)	2,821,494	8,808,383
DIXY Group OJSC (a)(g)	948,280	10,981,909
Gazprom OAO sponsored ADR	1,411,900	17,013,395
Interregional Distribution Grid Companies Holding JSC rights 2/16/12 (a)	5,214,373	52
M Video OJSC (a)	3,989,700	28,609,748
Magnit OJSC (a)	323,882	34,515,170
Magnit OJSC GDR (Reg. S)	45,600	1,171,464
Magnitogorsk Iron & Steel Works OJSC unit	1,569,300	9,337,335
Mobile TeleSystems OJSC sponsored ADR	2,632,600	44,122,376
NOVATEK OAO GDR	413,000	55,631,100
OGK-4 OJSC (a)(g)	212,443,200	17,845,781
Sberbank (Savings Bank of the Russian Federation)	21,404,100	63,784,481
Sistema JSFC sponsored GDR	683,800	13,265,720
TNK-BP Holding (a)	11,311,900	32,560,071
Uralkali JSC GDR (Reg. S)	604,687	21,490,576
TOTAL RUSSIA		359,137,561
Singapore - 1.2%
First Resources Ltd.	18,120,000	23,625,075
Global Logistic Properties Ltd. (a)	26,373,000	41,723,791
TOTAL SINGAPORE		65,348,866
South Africa - 4.0%
Absa Group Ltd.	2,411,354	45,726,833
AngloGold Ashanti Ltd.	947,200	43,415,232
Common Stocks - continued
	Shares	Value
South Africa - continued
Aspen Pharmacare Holdings Ltd.	1,264,900	$ 16,132,822
Blue Label Telecoms Ltd.	13,611,907	10,882,143
Impala Platinum Holdings Ltd.	1,574,300	34,573,866
JSE Ltd.	1,864,428	18,244,102
Life Healthcare Group Holdings Ltd.	5,221,100	14,158,372
Naspers Ltd. Class N	595,400	29,837,782
TOTAL SOUTH AFRICA		212,971,152
Sweden - 0.1%
Lundin Petroleum AB (a)	326,200	7,346,933
Taiwan - 7.2%
Advanced Semiconductor Engineering, Inc.	28,510,801	29,973,261
Asia Cement Corp.	15,604,080	18,717,514
Cheng Uei Precision Industries Co. Ltd.	8,036,553	18,954,262
Chinatrust Financial Holding Co. Ltd.	44,661,000	28,823,284
Chroma ATE, Inc.	4,636,612	10,606,475
Far EasTone Telecommunications Co. Ltd.	2,636,000	5,076,939
HIWIN Technologies Corp.	2,391,830	22,103,919
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,689,000	18,319,368
HTC Corp.	610,200	10,010,208
Pegatron Corp.	5,611,000	6,787,423
Synnex Technology International Corp.	9,792,739	24,155,092
Taiwan Fertilizer Co. Ltd.	11,581,000	30,013,945
Taiwan Mobile Co. Ltd.	2,260,000	6,834,600
Taiwan Semiconductor Manufacturing Co. Ltd.	20,753,284	55,041,771
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,251,151	45,776,206
Unified-President Enterprises Corp.	17,173,000	25,357,665
United Microelectronics Corp.	44,626,000	23,532,114
TOTAL TAIWAN		380,084,046
Thailand - 2.7%
Bangkok Bank Public Co. Ltd. (For. Reg.)	6,448,000	34,643,176
Banpu PCL (For. Reg.)	791,200	15,063,182
Electricity Generating PCL (For. Reg.)	4,788,200	14,137,474
PTT Global Chemical PCL (For. Reg.) (a)	8,289,586	17,788,237
PTT PCL (For. Reg.)	3,697,900	40,570,701
Siam Cement PCL (For. Reg.)	1,680,700	21,910,384
TOTAL THAILAND		144,113,154
Turkey - 1.3%
Aygaz A/S	2,512,143	12,724,006
TAV Havalimanlari Holding A/S (a)	4,910,000	22,105,915
Common Stocks - continued
	Shares	Value
Turkey - continued
Turkiye Is Bankasi A/S Series C	7,691,000	$ 16,058,084
Turkiye Vakiflar Bankasi TAO	9,169,000	14,912,719
TOTAL TURKEY		65,800,724
United Kingdom - 1.6%
Antofagasta PLC	872,300	17,775,450
Evraz PLC (a)	3,016,600	21,317,660
Hikma Pharmaceuticals PLC	1,083,272	12,257,959
Kazakhmys PLC	1,829,700	32,757,778
TOTAL UNITED KINGDOM		84,108,847
United States of America - 1.8%
Cognizant Technology Solutions Corp. Class A (a)	331,900	23,813,825
Global Payments, Inc.	470,500	23,534,410
ION Geophysical Corp. (a)	3,722,947	27,661,496
Universal Display Corp. (a)	483,783	20,372,102
TOTAL UNITED STATES OF AMERICA		95,381,833
TOTAL COMMON STOCKS (Cost $4,834,099,411)		5,062,825,941
Nonconvertible Preferred Stocks - 1.1%

Korea (South) - 0.9%
Hyundai Motor Co. Series 2	484,590	28,516,337
Samsung Electronics Co. Ltd.	28,480	16,734,077
TOTAL KOREA (SOUTH)		45,250,414
Russia - 0.2%
Sberbank (Savings Bank of the Russian Federation) (a)	5,403,700	11,772,445
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $55,987,131)		57,022,859
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 0.12% (b)	84,123,524	84,123,524
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	15,361,375	15,361,375
TOTAL MONEY MARKET FUNDS (Cost $99,484,899)		99,484,899
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.2%, dated 1/31/12 due 2/1/12 (Collateralized by U.S. Government Obligations) # (Cost $2,292,000)	$ 2,292,013	$ 2,292,000
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $4,991,863,441)		5,221,625,699
NET OTHER ASSETS (LIABILITIES) - 1.1%		58,270,805
NET ASSETS - 100%		$ 5,279,896,504
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,496,046 or 0.1% of net assets.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,292,000 due 2/01/12 at 0.20%
BNP Paribas Securities Corp.	$ 1,209,032
Barclays Capital, Inc.	643,102
Merrill Lynch, Pierce, Fenner & Smith, Inc.	439,866
$ 2,292,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 46,145
Fidelity Securities Lending Cash Central Fund	69,814
Total	$ 115,959
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Asia Pacific Systems, Inc.	$ -	$ 1,878,451	$ -	$ -	$ 9,369,045
ICD Co. Ltd.	-	2,412,456	-	-	9,314,139
SREI Infrastructure Finance Ltd.	22,963,624	3,301,596	-	-	24,890,310
Total	$ 22,963,624	$ 7,592,503	$ -	$ -	$ 43,573,494
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Brazil	$ 853,077,965	$ 853,077,965	$ -	$ -
Korea (South)	608,893,614	537,191,666	71,701,948	-
China	526,124,713	445,792,476	80,332,237	-
Taiwan	380,084,046	271,536,900	108,547,146	-
Russia	370,910,006	370,909,954	52	-
Cayman Islands	238,187,178	238,187,178	-	-
Hong Kong	234,133,502	233,627,618	505,884	-
India	221,598,868	197,485,459	23,225,661	887,748
South Africa	212,971,152	169,555,920	43,415,232	-
Other	1,473,867,756	1,462,394,821	11,472,935	-
Money Market Funds	99,484,899	99,484,899	-	-
Cash Equivalents	2,292,000	-	2,292,000	-
Total Investments in Securities:	$ 5,221,625,699	$ 4,879,244,856	$ 341,493,095	$ 887,748
Transfers from Level 2 to Level 1 during the period were $1,627,660,313.
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	36,366
Cost of Purchases	851,382
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 887,748
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ 36,366

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $5,044,318,070. Net unrealized appreciation aggregated $177,307,629, of which $560,811,568 related to appreciated investment securities and $383,503,939 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series International
Growth Fund

January 31, 2012

1.907948.102

GSV-S-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Australia - 4.4%
Coca-Cola Amatil Ltd.	3,353,389	$ 41,117,512
CSL Ltd.	3,004,299	99,284,896
Newcrest Mining Ltd.	1,582,820	56,660,448
Newcrest Mining Ltd. sponsored ADR	925,486	33,252,712
OZ Minerals Ltd.	2,900,388	33,592,456
Sydney Airport unit	6,543,521	18,547,427
WorleyParsons Ltd.	2,187,480	63,373,623
TOTAL AUSTRALIA		345,829,074
Austria - 1.0%
Andritz AG	623,649	57,841,408
Zumtobel AG	1,227,897	22,315,757
TOTAL AUSTRIA		80,157,165
Bailiwick of Guernsey - 0.5%
Resolution Ltd.	8,148,773	35,072,775
Bailiwick of Jersey - 1.3%
Informa PLC	3,198,713	19,710,981
Randgold Resources Ltd. sponsored ADR	702,665	80,391,903
TOTAL BAILIWICK OF JERSEY		100,102,884
Belgium - 3.9%
Anheuser-Busch InBev SA NV	4,117,181	250,310,146
Umicore SA	1,170,495	54,417,580
TOTAL BELGIUM		304,727,726
Bermuda - 1.6%
Lazard Ltd. Class A	1,267,948	36,415,467
Li & Fung Ltd.	31,396,000	68,660,089
Trinity Ltd.	27,320,000	21,982,115
TOTAL BERMUDA		127,057,671
Brazil - 2.9%
Arezzo Industria e Comercio SA	1,356,200	22,696,479
BM&F Bovespa SA	5,753,900	36,192,400
BR Malls Participacoes SA	1,759,200	19,200,975
Braskem SA Class A sponsored ADR (d)	2,795,577	50,376,298
Iguatemi Empresa de Shopping Centers SA	1,032,200	21,982,693
Itau Unibanco Banco Multiplo SA sponsored ADR	1,949,700	38,916,012
Multiplan Empreendimentos Imobiliarios SA	1,609,800	36,854,396
TOTAL BRAZIL		226,219,253
Common Stocks - continued
	Shares	Value
Canada - 2.4%
Agnico-Eagle Mines Ltd. (Canada)	1,200,500	$ 45,003,037
Fairfax Financial Holdings Ltd. (sub. vtg.)	97,200	39,451,907
Goldcorp, Inc.	933,100	45,131,239
Niko Resources Ltd.	518,800	25,346,310
Open Text Corp. (a)	594,000	30,104,293
Pan American Silver Corp. (d)	284,200	6,502,496
TOTAL CANADA		191,539,282
Cayman Islands - 1.5%
Baidu.com, Inc. sponsored ADR (a)	344,020	43,869,430
NVC Lighting Holdings Ltd.	49,310,000	20,282,892
Sands China Ltd.	14,918,400	50,495,858
TOTAL CAYMAN ISLANDS		114,648,180
Denmark - 3.1%
Novo Nordisk A/S Series B sponsored ADR (d)	1,525,166	181,769,284
William Demant Holding A/S (a)	731,200	60,558,621
TOTAL DENMARK		242,327,905
Finland - 1.6%
Nokian Tyres PLC	1,968,492	70,314,760
Outotec Oyj	1,055,218	55,455,326
TOTAL FINLAND		125,770,086
France - 4.0%
Alstom SA	2,120,353	80,814,420
Danone	1,862,705	114,957,995
Remy Cointreau SA	439,803	38,719,427
Safran SA	2,569,786	80,062,631
TOTAL FRANCE		314,554,473
Germany - 4.3%
alstria office REIT-AG	715,999	8,552,971
Linde AG	1,090,419	172,999,701
MAN SE	411,803	43,283,321
Siemens AG sponsored ADR (d)	1,203,255	113,454,914
TOTAL GERMANY		338,290,907
Hong Kong - 1.0%
Hong Kong Exchanges and Clearing Ltd.	4,356,300	75,607,876
India - 0.7%
Bharti Airtel Ltd.	6,891,370	50,897,182
Common Stocks - continued
	Shares	Value
Ireland - 1.2%
CRH PLC sponsored ADR	2,397,500	$ 47,782,175
James Hardie Industries NV CDI	6,113,193	46,012,439
TOTAL IRELAND		93,794,614
Israel - 0.2%
Azrieli Group	737,400	18,039,644
Italy - 0.9%
Fiat Industrial SpA (a)	5,107,400	50,034,877
Interpump Group SpA	2,790,349	20,693,442
TOTAL ITALY		70,728,319
Japan - 8.3%
Autobacs Seven Co. Ltd.	743,600	34,385,282
Denso Corp.	2,580,300	76,667,710
Fanuc Corp.	702,800	118,101,378
Fast Retailing Co. Ltd.	203,500	40,443,723
Japan Tobacco, Inc.	5,226	25,708,383
Keyence Corp.	305,000	75,979,930
Kobayashi Pharmaceutical Co. Ltd.	665,500	34,222,222
Osaka Securities Exchange Co. Ltd.	6,306	36,853,247
SHO-BOND Holdings Co. Ltd.	849,400	21,527,493
Unicharm Corp.	1,150,500	60,445,396
USS Co. Ltd.	825,780	78,862,370
Yamato Kogyo Co. Ltd.	1,493,900	46,974,660
TOTAL JAPAN		650,171,794
Mexico - 1.3%
Wal-Mart de Mexico SA de CV Series V	33,783,700	104,360,502
Netherlands - 1.5%
ASML Holding NV	2,204,200	94,758,558
QIAGEN NV (a)(d)	1,569,800	25,399,364
TOTAL NETHERLANDS		120,157,922
Portugal - 0.8%
Jeronimo Martins SGPS SA (a)	3,927,800	65,578,477
South Africa - 1.4%
African Rainbow Minerals Ltd.	1,754,100	41,356,355
Clicks Group Ltd.	3,720,927	18,895,444
JSE Ltd.	3,038,635	29,734,142
Mr Price Group Ltd.	2,095,500	23,118,636
TOTAL SOUTH AFRICA		113,104,577
Common Stocks - continued
	Shares	Value
Spain - 1.3%
Inditex SA	758,682	$ 66,187,619
Prosegur Compania de Seguridad SA (Reg.)	709,700	32,739,452
TOTAL SPAIN		98,927,071
Sweden - 1.8%
Fagerhult AB	319,870	8,370,606
H&M Hennes & Mauritz AB (B Shares)	2,704,525	88,547,151
Swedish Match Co. AB	1,291,200	44,969,903
TOTAL SWEDEN		141,887,660
Switzerland - 9.3%
Nestle SA	6,685,349	383,213,428
Roche Holding AG (participation certificate)	939,429	159,047,040
Schindler Holding AG:
(participation certificate)	321,924	37,396,007
(Reg.)	79,700	9,284,260
Swatch Group AG (Bearer)	230,360	97,075,369
UBS AG (NY Shares) (a)	3,312,113	45,011,616
TOTAL SWITZERLAND		731,027,720
Turkey - 1.9%
Anadolu Efes Biracilik ve Malt Sanayii A/S	1,591,623	22,258,896
Coca-Cola Icecek A/S	2,796,007	36,584,593
Tupras-Turkiye Petrol Rafinerileri A/S	908,000	20,695,593
Turkiye Garanti Bankasi A/S	19,548,000	70,627,587
TOTAL TURKEY		150,166,669
United Kingdom - 18.6%
Anglo American PLC (United Kingdom)	1,789,500	74,003,412
Babcock International Group PLC	4,451,500	51,178,539
BG Group PLC	9,973,272	223,979,741
BHP Billiton PLC ADR (d)	4,265,590	287,202,175
GlaxoSmithKline PLC sponsored ADR	3,021,350	134,570,929
Imperial Tobacco Group PLC	1,205,184	43,115,698
InterContinental Hotel Group PLC ADR (d)	3,543,415	72,427,403
Johnson Matthey PLC	1,722,900	55,690,606
Reckitt Benckiser Group PLC	1,403,500	74,674,284
Rolls-Royce Group PLC	6,466,111	74,951,796
Rotork PLC	1,214,997	36,401,018
SABMiller PLC	2,357,783	89,478,053
Serco Group PLC	4,963,002	39,734,191
Shaftesbury PLC	2,632,800	20,767,210
Standard Chartered PLC (United Kingdom)	5,920,842	143,141,328
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Unite Group PLC	4,500,300	$ 12,624,602
Victrex PLC	1,034,707	20,824,016
TOTAL UNITED KINGDOM		1,454,765,001
United States of America - 14.1%
Allergan, Inc.	397,800	34,970,598
Amazon.com, Inc. (a)	97,976	19,050,453
Autoliv, Inc. (d)	1,106,100	69,783,849
Berkshire Hathaway, Inc. Class B (a)	1,056,182	82,772,983
BorgWarner, Inc. (a)	365,018	27,241,293
Cymer, Inc. (a)	375,800	18,711,082
eBay, Inc. (a)	1,201,400	37,964,240
FMC Technologies, Inc. (a)	339,300	17,341,623
Google, Inc. Class A (a)	58,300	33,820,413
ION Geophysical Corp. (a)	3,618,500	26,885,455
JPMorgan Chase & Co.	1,117,802	41,694,015
Lam Research Corp. (a)	516,334	21,990,665
Martin Marietta Materials, Inc. (d)	233,600	19,274,336
MasterCard, Inc. Class A	354,091	125,904,137
Mead Johnson Nutrition Co. Class A	1,325,300	98,191,477
Mohawk Industries, Inc. (a)	827,900	50,634,364
Philip Morris International, Inc.	1,688,992	126,285,932
PriceSmart, Inc.	294,900	19,655,085
ResMed, Inc. (a)	1,333,300	38,705,699
Solera Holdings, Inc.	404,841	19,339,255
Union Pacific Corp.	666,600	76,199,046
Visa, Inc. Class A	1,018,399	102,491,675
TOTAL UNITED STATES OF AMERICA		1,108,907,675
TOTAL COMMON STOCKS (Cost $6,978,312,432)		7,594,420,084
Money Market Funds - 5.8%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	235,005,574	$ 235,005,574
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	219,971,700	219,971,700
TOTAL MONEY MARKET FUNDS (Cost $454,977,274)		454,977,274
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $7,433,289,706)		8,049,397,358
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(203,816,419)
NET ASSETS - 100%		$ 7,845,580,939
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 122,889
Fidelity Securities Lending Cash Central Fund	421,291
Total	$ 544,180
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 1,454,765,001	$ 1,454,765,001	$ -	$ -
United States of America	1,108,907,675	1,108,907,675	-	-
Switzerland	731,027,720	731,027,720	-	-
Japan	650,171,794	650,171,794	-	-
Australia	345,829,074	345,829,074	-	-
Germany	338,290,907	338,290,907	-	-
France	314,554,473	314,554,473	-	-
Belgium	304,727,726	54,417,580	250,310,146	-
Denmark	242,327,905	242,327,905	-	-
Other	2,103,817,809	2,103,817,809	-	-
Money Market Funds	454,977,274	454,977,274	-	-
Total Investments in Securities:	$ 8,049,397,358	$ 7,799,087,212	$ 250,310,146	$ -
Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $7,440,248,809. Net unrealized appreciation aggregated $609,148,549, of which $875,811,185 related to appreciated investment securities and $266,662,636 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series International
Small Cap Fund

January 31, 2012

1.907961.102

SCF-S-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
Australia - 1.4%
OZ Minerals Ltd.	644,968	$ 7,470,055
Ramsay Health Care Ltd.	211,035	4,252,180
Sydney Airport unit	3,890,823	11,028,429
TOTAL AUSTRALIA		22,750,664
Austria - 2.1%
Andritz AG	243,762	22,608,129
Zumtobel AG	669,419	12,165,998
TOTAL AUSTRIA		34,774,127
Bailiwick of Guernsey - 0.8%
Resolution Ltd.	3,131,121	13,476,520
Bailiwick of Jersey - 1.7%
Informa PLC	2,248,442	13,855,259
Randgold Resources Ltd. sponsored ADR	123,600	14,141,076
TOTAL BAILIWICK OF JERSEY		27,996,335
Belgium - 1.4%
Gimv NV	192,829	9,412,503
Umicore SA	301,281	14,006,880
TOTAL BELGIUM		23,419,383
Bermuda - 1.1%
Lazard Ltd. Class A	157,001	4,509,069
Trinity Ltd.	16,792,000	13,511,116
TOTAL BERMUDA		18,020,185
Brazil - 5.0%
Arezzo Industria e Comercio SA	572,000	9,572,619
Banco ABC Brasil SA	1,250,000	8,992,960
Banco Pine SA	591,600	4,452,576
BR Malls Participacoes SA	397,500	4,338,556
Braskem SA Class A sponsored ADR (d)	1,078,700	19,438,174
Cia.Hering SA	205,400	4,937,500
Iguatemi Empresa de Shopping Centers SA	212,900	4,534,117
Multiplan Empreendimentos Imobiliarios SA	382,700	8,761,447
Odontoprev SA	518,200	8,660,394
T4F Entretenimento SA	649,500	4,665,307
Totvs SA	273,800	4,707,505
TOTAL BRAZIL		83,061,155
Canada - 4.2%
Agnico-Eagle Mines Ltd. (Canada)	240,040	8,998,358
Common Stocks - continued
	Shares	Value
Canada - continued
Eldorado Gold Corp.	778,500	$ 11,792,984
Fairfax Financial Holdings Ltd. (sub. vtg.)	30,868	12,528,822
Niko Resources Ltd.	266,500	13,020,030
Open Text Corp. (a)	143,800	7,287,874
Pan American Silver Corp.	191,600	4,383,808
Petrominerales Ltd.	227,050	4,739,124
TAG Oil Ltd. (a)	653,500	5,344,004
Tuscany International Drilling, Inc. (a)	3,425,400	2,391,204
Tuscany International Drilling, Inc. (a)(e)	538,700	376,056
TOTAL CANADA		70,862,264
Cayman Islands - 0.9%
China Lilang Ltd.	4,960,000	4,547,320
NVC Lighting Holdings Ltd.	19,738,000	8,118,916
Vantage Drilling Co. (a)	1,748,469	2,168,102
TOTAL CAYMAN ISLANDS		14,834,338
Denmark - 0.9%
William Demant Holding A/S (a)	174,164	14,424,414
Finland - 2.3%
Nokian Tyres PLC	410,800	14,673,823
Outotec Oyj	455,500	23,938,088
TOTAL FINLAND		38,611,911
France - 3.1%
Audika SA	158,941	3,118,303
Laurent-Perrier Group	93,724	9,377,852
Remy Cointreau SA	155,773	13,713,961
Saft Groupe SA	421,949	12,776,212
Vetoquinol SA	128,310	4,094,883
Virbac SA	66,200	9,264,733
TOTAL FRANCE		52,345,944
Germany - 4.3%
alstria office REIT-AG	715,979	8,552,732
Bilfinger Berger AG	151,898	13,927,117
CompuGROUP Holding AG (d)	412,254	4,467,335
CTS Eventim AG	666,354	21,571,053
Fielmann AG	134,695	13,968,862
Software AG (Bearer)	275,200	8,966,301
TOTAL GERMANY		71,453,400
Common Stocks - continued
	Shares	Value
India - 0.6%
Apollo Tyres Ltd.	2,330,567	$ 3,410,069
Jyothy Laboratories Ltd.	1,853,852	6,142,066
TOTAL INDIA		9,552,135
Ireland - 1.1%
James Hardie Industries NV CDI	2,426,724	18,265,330
Israel - 0.9%
Azrieli Group	290,813	7,114,406
Ituran Location & Control Ltd.	572,995	7,523,424
TOTAL ISRAEL		14,637,830
Italy - 1.9%
Azimut Holding SpA	1,538,464	13,069,460
Interpump Group SpA	2,514,666	18,648,955
TOTAL ITALY		31,718,415
Japan - 21.1%
Air Water, Inc.	313,000	4,122,419
Aozora Bank Ltd.	4,756,000	13,226,709
Asahi Co. Ltd. (d)	344,000	6,908,881
Autobacs Seven Co. Ltd.	328,700	15,199,626
Daikoku Denki Co. Ltd.	502,900	5,185,352
Daikokutenbussan Co. Ltd.	428,700	12,484,770
FCC Co. Ltd.	650,700	13,794,191
GCA Savvian Group Corp. (d)	4,513	4,967,083
Glory Ltd.	259,500	5,647,521
Goldcrest Co. Ltd.	263,000	4,554,113
Kamigumi Co. Ltd.	1,317,000	11,592,641
Kobayashi Pharmaceutical Co. Ltd.	498,800	25,649,954
Kyoto Kimono Yuzen Co. Ltd.	323,500	4,035,793
Meiko Network Japan Co. Ltd.	439,400	4,052,187
Miraial Co. Ltd.	102,000	1,451,791
Nabtesco Corp.	704,400	14,969,540
Nagaileben Co. Ltd.	424,500	6,203,503
Nihon M&A Center, Inc.	2,304	11,394,569
Nihon Parkerizing Co. Ltd.	756,000	9,986,777
Nippon Seiki Co. Ltd.	652,000	7,723,416
Nippon Thompson Co. Ltd.	2,578,000	15,286,055
Obic Co. Ltd.	65,250	12,634,002
Osaka Securities Exchange Co. Ltd.	5,064	29,594,805
OSG Corp.	497,100	7,440,523
Seven Bank Ltd.	3,557,500	7,466,877
Common Stocks - continued
	Shares	Value
Japan - continued
SHO-BOND Holdings Co. Ltd.	393,900	$ 9,983,141
Shoei Co. Ltd.	316,100	2,156,264
The Nippon Synthetic Chemical Industry Co. Ltd.	1,495,000	9,099,829
Tsumura & Co.	390,200	11,624,612
Tsutsumi Jewelry Co. Ltd.	182,500	4,359,603
USS Co. Ltd.	341,890	32,650,652
Yamatake Corp.	294,900	6,487,568
Yamato Kogyo Co. Ltd.	621,600	19,545,785
TOTAL JAPAN		351,480,552
Korea (South) - 0.2%
NCsoft Corp.	15,255	3,999,589
Luxembourg - 0.5%
GlobeOp Financial Services SA	1,619,200	9,059,100
Netherlands - 1.9%
Aalberts Industries NV	836,500	15,683,926
ASM International NV unit (d)	245,600	8,180,936
QIAGEN NV (a)(d)	470,300	7,609,454
TOTAL NETHERLANDS		31,474,316
Papua New Guinea - 0.3%
Oil Search Ltd. ADR	624,724	4,377,166
Philippines - 0.5%
Jollibee Food Corp.	3,421,000	7,802,561
Portugal - 0.7%
Jeronimo Martins SGPS SA (a)	689,100	11,505,201
South Africa - 2.4%
African Rainbow Minerals Ltd.	505,527	11,918,793
City Lodge Hotels Ltd.	406,498	4,012,568
Clicks Group Ltd.	1,760,371	8,939,437
JSE Ltd.	799,995	7,828,240
Mr Price Group Ltd.	740,600	8,170,681
TOTAL SOUTH AFRICA		40,869,719
Spain - 1.6%
Grifols SA (a)(d)	249,700	4,556,002
Prosegur Compania de Seguridad SA (Reg.) (d)	472,000	21,774,019
TOTAL SPAIN		26,330,021
Sweden - 2.1%
Fagerhult AB	291,395	7,625,450
Common Stocks - continued
	Shares	Value
Sweden - continued
Intrum Justitia AB	993,400	$ 15,663,356
Swedish Match Co. AB	363,400	12,656,492
TOTAL SWEDEN		35,945,298
Switzerland - 0.9%
Bank Sarasin & Co. Ltd. Series B (Reg.)	501,208	15,195,548
Turkey - 1.6%
Albaraka Turk Katilim Bankasi A/S	8,992,014	8,349,836
Boyner Buyuk Magazacilik A/S (a)	3,933,500	6,242,597
Coca-Cola Icecek A/S	990,220	12,956,618
TOTAL TURKEY		27,549,051
United Kingdom - 16.3%
AMEC PLC	585,359	9,262,159
Babcock International Group PLC	1,398,800	16,081,892
Bellway PLC	910,600	10,576,728
Britvic PLC	2,433,200	13,191,448
Dechra Pharmaceuticals PLC	1,026,734	8,511,378
Derwent London PLC	275,500	7,263,965
Great Portland Estates PLC	2,067,500	11,739,943
H&T Group PLC	708,592	3,852,756
InterContinental Hotel Group PLC ADR	576,100	11,775,484
Johnson Matthey PLC	442,400	14,300,031
Meggitt PLC	3,435,482	19,653,980
Micro Focus International PLC	1,034,864	6,894,007
Persimmon PLC	848,700	7,042,207
Rotork PLC	470,100	14,084,083
Serco Group PLC	2,126,716	17,026,658
Shaftesbury PLC	1,544,600	12,183,619
Spectris PLC	616,707	14,880,252
Spirax-Sarco Engineering PLC	734,900	22,920,825
Ted Baker PLC	565,849	6,645,976
Ultra Electronics Holdings PLC	456,400	11,019,468
Unite Group PLC	5,439,825	15,260,232
Victrex PLC	875,300	17,615,868
TOTAL UNITED KINGDOM		271,782,959
United States of America - 12.5%
ANSYS, Inc. (a)	74,815	4,525,559
Autoliv, Inc. (d)	264,200	16,668,378
Broadridge Financial Solutions, Inc.	188,395	4,515,828
Cymer, Inc. (a)	345,600	17,207,424
Common Stocks - continued
	Shares	Value
United States of America - continued
Dril-Quip, Inc. (a)	164,948	$ 10,881,620
Evercore Partners, Inc. Class A	245,900	6,931,921
Greenhill & Co., Inc. (d)	102,705	4,781,945
ION Geophysical Corp. (a)	1,654,983	12,296,524
Kansas City Southern (a)	205,400	14,098,656
Lam Research Corp. (a)	115,900	4,936,181
Martin Marietta Materials, Inc. (d)	94,700	7,813,697
Mohawk Industries, Inc. (a)	343,962	21,036,716
Oceaneering International, Inc.	237,569	11,543,478
PriceSmart, Inc. (d)	585,999	39,056,833
ResMed, Inc. (a)	552,200	16,030,366
Solera Holdings, Inc.	251,949	12,035,604
SS&C Technologies Holdings, Inc. (a)	278,646	5,230,185
TOTAL UNITED STATES OF AMERICA		209,590,915
TOTAL COMMON STOCKS (Cost $1,505,592,512)		1,607,166,346
Money Market Funds - 6.9%

Fidelity Cash Central Fund, 0.12% (b)	55,790,853	55,790,853
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	59,631,893	59,631,893
TOTAL MONEY MARKET FUNDS (Cost $115,422,746)		115,422,746
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $1,621,015,258)		1,722,589,092
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(54,084,223)
NET ASSETS - 100%		$ 1,668,504,869
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $376,056 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 31,061
Fidelity Securities Lending Cash Central Fund	51,521
Total	$ 82,582
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Transfers from Level 2 to Level 1 during the period were $384,774,236.
Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $1,623,527,403. Net unrealized appreciation aggregated $99,061,689, of which $203,918,315 related to appreciated investment securities and $104,856,626 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series International
Value Fund

January 31, 2012

1.907974.102

VSF-S-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Australia - 7.1%
Australia & New Zealand Banking Group Ltd.	5,838,928	$ 132,712,153
Commonwealth Bank of Australia	4,165,605	224,028,969
Origin Energy Ltd.	1,480,647	21,628,723
Sydney Airport unit	13,489,988	38,236,993
Telstra Corp. Ltd.	16,923,942	59,828,301
Westfield Group unit	5,311,410	47,928,039
TOTAL AUSTRALIA		524,363,178
Bailiwick of Jersey - 1.0%
Wolseley PLC	2,142,006	74,166,358
France - 8.1%
Atos Origin SA	523,257	26,294,417
BNP Paribas SA	2,167,875	91,784,232
Casino Guichard Perrachon SA	219,494	19,521,928
Euler Hermes SA	242,086	16,009,136
GDF Suez	2,356,600	63,958,036
Pernod Ricard SA	558,200	53,581,869
PPR SA	500,475	78,747,932
Sanofi-aventis	2,852,187	211,453,304
Unibail-Rodamco	180,054	34,571,639
TOTAL FRANCE		595,922,493
Germany - 9.5%
Allianz AG	1,377,656	151,468,148
BASF AG	950,069	73,042,541
Bayer AG	1,982,246	138,812,015
Daimler AG (Germany)	1,842,496	101,805,915
Deutsche Post AG	2,359,470	39,193,074
E.ON AG	3,298,723	70,521,561
HeidelbergCement Finance AG	919,500	45,189,950
Siemens AG (d)	633,593	59,829,605
Volkswagen AG	160,044	25,852,199
TOTAL GERMANY		705,715,008
Hong Kong - 1.1%
Henderson Land Development Co. Ltd.	6,237,000	33,858,057
Power Assets Holdings Ltd.	6,292,500	45,397,037
TOTAL HONG KONG		79,255,094
Ireland - 0.3%
CRH PLC sponsored ADR	1,195,196	23,820,256
Common Stocks - continued
	Shares	Value
Italy - 3.0%
ENI SpA	6,351,400	$ 140,716,351
Fiat Industrial SpA (a)	3,542,585	34,705,095
Intesa Sanpaolo SpA	24,101,019	46,023,475
TOTAL ITALY		221,444,921
Japan - 22.7%
ABC-Mart, Inc.	2,300	82,309
Aeon Credit Service Co. Ltd.	2,112,000	32,332,468
Air Water, Inc.	4,307,000	56,726,066
Aozora Bank Ltd.	24,877,000	69,184,363
Astellas Pharma, Inc.	1,203,300	49,407,438
Canon, Inc.	831,300	35,679,130
Chubu Electric Power Co., Inc.	2,775,300	51,042,511
Credit Saison Co. Ltd.	1,615,700	32,873,550
Denso Corp.	1,729,300	51,382,192
Dentsu, Inc.	928,700	31,029,764
Fanuc Corp.	225,000	37,809,918
Honda Motor Co. Ltd.	4,879,500	168,377,300
INPEX Corp.	5,392	36,781,320
Itochu Corp.	7,684,500	83,568,812
Japan Retail Fund Investment Corp.	32,892	47,678,946
Japan Tobacco, Inc.	20,473	100,713,302
JSR Corp.	2,280,600	46,611,240
JX Holdings, Inc.	6,888,500	41,567,756
KDDI Corp.	5,651	35,805,234
Mitsubishi Corp.	3,709,200	84,616,277
Mitsubishi Estate Co. Ltd.	1,598,000	25,511,820
Nippon Telegraph & Telephone Corp.	2,173,600	109,024,880
Obic Co. Ltd.	188,940	36,583,424
ORIX Corp.	397,130	37,144,653
Santen Pharmaceutical Co. Ltd.	788,800	32,284,613
Seven & i Holdings Co., Ltd.	3,456,500	97,306,166
Seven Bank Ltd.	16,871,400	35,411,570
Sumitomo Mitsui Financial Group, Inc.	3,697,400	118,228,403
Toray Industries, Inc.	7,543,000	56,599,712
USS Co. Ltd.	423,450	40,439,670
TOTAL JAPAN		1,681,804,807
Mexico - 0.6%
Grupo Modelo SAB de CV Series C	6,745,200	41,802,260
Common Stocks - continued
	Shares	Value
Netherlands - 3.2%
AEGON NV (a)	5,574,700	$ 27,080,622
ING Groep NV:
(Certificaten Van Aandelen) (a)	7,482,252	68,259,857
sponsored ADR (a)(d)	1,240,677	11,302,567
Koninklijke KPN NV	3,229,745	35,400,011
Koninklijke Philips Electronics NV	2,288,200	46,343,414
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,538,600	51,270,632
TOTAL NETHERLANDS		239,657,103
Norway - 1.4%
Orkla ASA (A Shares)	6,535,700	52,965,970
Telenor ASA	2,911,689	47,466,178
TOTAL NORWAY		100,432,148
Singapore - 1.7%
Singapore Telecommunications Ltd.	26,295,000	64,804,627
United Overseas Bank Ltd.	4,464,491	61,544,917
TOTAL SINGAPORE		126,349,544
Spain - 2.6%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	10,513,096	92,094,721
Red Electrica Corporacion SA	445,300	20,481,156
Repsol YPF SA	2,886,961	79,296,013
TOTAL SPAIN		191,871,890
Sweden - 0.4%
Svenska Handelsbanken AB (A Shares)	464,900	13,942,899
Swedbank AB (A Shares)	1,203,489	17,286,221
TOTAL SWEDEN		31,229,120
Switzerland - 8.5%
Nestle SA	2,734,426	156,741,072
Roche Holding AG (participation certificate)	1,521,194	257,540,913
Syngenta AG (Switzerland)	178,340	54,171,983
UBS AG (NY Shares) (a)	3,632,943	49,371,695
Zurich Financial Services AG	447,619	107,496,657
TOTAL SWITZERLAND		625,322,320
United Kingdom - 27.0%
Aegis Group PLC	12,467,172	31,004,959
Aviva PLC	7,085,100	39,077,712
Barclays PLC	24,064,734	80,700,697
BP PLC sponsored ADR	5,087,770	233,579,521
Common Stocks - continued
	Shares	Value
United Kingdom - continued
British American Tobacco PLC (United Kingdom)	1,104,700	$ 50,875,897
British Land Co. PLC	4,217,700	32,477,707
Centrica PLC	9,728,200	44,983,041
Compass Group PLC	6,342,300	58,873,287
GlaxoSmithKline PLC sponsored ADR	3,169,300	141,160,622
HSBC Holdings PLC sponsored ADR (d)	4,399,045	184,012,052
Imperial Tobacco Group PLC	1,171,324	41,904,350
International Power PLC	8,318,442	43,970,486
National Grid PLC	12,697,003	126,449,810
Next PLC	565,100	23,324,751
Prudential PLC	7,716,966	85,368,268
Reed Elsevier PLC	6,644,600	54,977,420
Royal Dutch Shell PLC Class A sponsored ADR (d)	6,087,200	434,382,594
Scottish & Southern Energy PLC	2,514,223	48,460,341
Vodafone Group PLC sponsored ADR	8,871,399	240,326,199
TOTAL UNITED KINGDOM		1,995,909,714
TOTAL COMMON STOCKS (Cost $7,011,286,898)		7,259,066,214
Nonconvertible Preferred Stocks - 0.9%

Germany - 0.8%
ProSiebenSat.1 Media AG	1,215,620	28,524,065
Volkswagen AG	186,550	33,025,139
TOTAL GERMANY		61,549,204
Italy - 0.1%
Telecom Italia SpA (Risparmio Shares)	3,576,304	3,009,799
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $64,567,650)		64,559,003
Money Market Funds - 3.7%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	40,977,873	$ 40,977,873
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	232,416,840	232,416,840
TOTAL MONEY MARKET FUNDS (Cost $273,394,713)		273,394,713
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $7,349,249,261)		7,597,019,930
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(204,041,277)
NET ASSETS - 100%		$ 7,392,978,653
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,840
Fidelity Securities Lending Cash Central Fund	1,945,700
Total	$ 1,968,540
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 1,995,909,714	$ 1,613,437,330	$ 382,472,384	$ -
Japan	1,681,804,807	1,250,495,094	431,309,713	-
Germany	767,264,212	707,434,607	59,829,605	-
Switzerland	625,322,320	571,150,337	54,171,983	-
France	595,922,493	384,469,189	211,453,304	-
Australia	524,363,178	524,363,178	-	-
Netherlands	239,657,103	46,702,578	192,954,525	-
Italy	224,454,720	80,728,570	143,726,150	-
Spain	191,871,890	191,871,890	-	-
Other	477,054,780	477,054,780	-	-
Money Market Funds	273,394,713	273,394,713	-	-
Total Investments in Securities:	$ 7,597,019,930	$ 6,121,102,266	$ 1,475,917,664	$ -
Transfers from Level 2 to Level 1 during the period were $1,495,518,325.
Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $7,408,834,203. Net unrealized appreciation aggregated $188,185,727, of which $482,207,036 related to appreciated investment securities and $294,021,309 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Asia Fund

January 31, 2012

1.813038.107

SEA-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Australia - 0.3%
Origin Energy Ltd.	175,759	$ 2,567,420
Spark Infrastructure Group unit (e)	1,383,201	1,960,322
TOTAL AUSTRALIA		4,527,742
Bermuda - 1.1%
Cheung Kong Infrastructure Holdings Ltd.	775,000	4,412,011
CNPC (Hong Kong) Ltd.	2,358,000	3,721,598
First Pacific Co. Ltd.	2,104,000	2,403,719
Giordano International Ltd.	2,272,000	1,813,440
Jardine Matheson Holdings Ltd.	66,000	3,418,800
Johnson Electric Holdings Ltd.	1,228,500	727,096
Man Wah Holdings Ltd.	859,200	442,050
TOTAL BERMUDA		16,938,714
Cayman Islands - 3.3%
Agile Property Holdings Ltd.	1,978,000	2,206,209
AirMedia Group, Inc. ADR (a)	178,300	622,267
Airtac International Group	208,000	1,047,204
Baidu.com, Inc. sponsored ADR (a)	47,700	6,082,704
Biostime International Holdings Ltd.	1,191,000	2,254,457
Bosideng International Holdings Ltd.	3,674,000	1,056,448
Changyou.com Ltd. (A Shares) ADR (a)	67,200	1,729,728
China Metal Recycling (Holdings) Ltd.	4,456,800	5,275,578
China Rongsheng Heavy Industry Group Co. Ltd.	7,542,000	2,363,181
Country Garden Holdings Co. Ltd.	6,116,000	2,626,128
International Taifeng Holdings Ltd.	6,142,000	2,360,099
Microport Scientific Corp.	2,018,000	1,025,231
Qihoo 360 Technology Co. Ltd. ADR (d)	67,700	1,225,370
Samson Holding Ltd.	3,246,000	376,700
Sands China Ltd.	2,820,800	9,547,855
Shenguan Holdings Group Ltd.	3,450,000	1,961,832
SOHO China Ltd.	2,334,500	1,532,201
Spreadtrum Communications, Inc. ADR (d)	132,900	2,055,963
Tianneng Power International Ltd.	1,118,000	494,470
Yingde Gases Group Co. Ltd.	1,909,500	2,203,672
Youyuan International Holdings Ltd. (a)	7,891,000	1,963,783
TOTAL CAYMAN ISLANDS		50,011,080
China - 12.9%
Agricultural Bank China Ltd. (H Shares)	14,325,000	7,074,530
China CITIC Bank Corp. Ltd. (H Shares)	13,296,000	8,486,535
China Communications Construction Co. Ltd. (H Shares)	7,548,000	7,017,321
China Communications Services Corp. Ltd. (H Shares)	10,340,000	4,613,185
China Construction Bank Corp. (H Shares)	54,207,000	43,406,140
China Eastern Airlines Corp. Ltd. (H Shares) (a)	2,718,000	967,303
China Merchants Bank Co. Ltd. (H Shares)	6,740,000	14,878,798

	Shares	Value
China Minsheng Banking Corp. Ltd. (H Shares)	12,535,500	$ 11,589,508
China Pacific Insurance Group Co. Ltd. (H Shares)	2,133,000	7,096,019
China Petroleum & Chemical Corp. (H Shares)	21,496,000	25,937,320
China Southern Airlines Ltd. (H Shares) (a)	8,794,000	4,535,766
Dongfeng Motor Group Co. Ltd. (H Shares)	3,844,000	7,187,131
Great Wall Motor Co. Ltd. (H Shares)	3,129,000	5,366,133
Harbin Power Equipment Co. Ltd. (H Shares)	7,690,000	7,446,813
Industrial & Commercial Bank of China Ltd. (H Shares)	50,131,000	35,100,265
Shanghai Jin Jiang International Hotel Co. Ltd. (H Shares)	5,198,000	710,471
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	6,950,000	2,464,460
TOTAL CHINA		193,877,698
Hong Kong - 16.3%
AIA Group Ltd.	8,450,400	28,221,574
Cathay Pacific Airways Ltd.	3,441,000	6,815,223
China Insurance International Holdings Co. Ltd. (a)	2,028,400	3,745,423
China Merchant Holdings International Co. Ltd.	1,744,000	5,801,902
China Mobile Ltd.	4,194,000	42,862,134
China Unicom Ltd.	6,244,000	11,492,304
Citic Pacific Ltd.	3,705,000	7,099,230
CNOOC Ltd.	14,835,000	30,222,074
Dah Chong Hong Holdings Ltd.	2,200,000	2,794,236
Galaxy Entertainment Group Ltd. (a)	1,778,000	3,879,148
Guangdong Investment Ltd.	8,000,000	4,631,701
Henderson Land Development Co. Ltd.	1,300,000	7,057,155
HKT Trust / HKT Ltd. unit	2,154,435	1,380,683
Lenovo Group Ltd.	15,404,000	12,334,720
New World Development Co. Ltd.	9,125,889	10,002,264
PCCW Ltd.	19,932,000	6,296,818
Power Assets Holdings Ltd.	2,782,500	20,074,256
Sinotruk Hong Kong Ltd.	2,908,500	1,642,659
Sun Hung Kai Properties Ltd.	2,673,000	37,017,530
Techtronic Industries Co. Ltd.	1,362,500	1,514,426
TOTAL HONG KONG		244,885,460
India - 7.5%
Apollo Tyres Ltd.	1,650,971	2,415,689
Axis Bank Ltd.	418,500	9,086,306
Canara Bank	779,176	7,397,569
Deccan Chronicle Holdings Ltd. (a)	972,884	849,788
Dena Bank	1,152,618	1,580,587
Gateway Distriparks Ltd.	711,052	1,865,408
Grasim Industries Ltd.	120,363	6,676,435
HCL Infosystems Ltd.	1,248,955	1,171,644
Hindalco Industries Ltd.	1,945,641	5,760,496
Common Stocks - continued
	Shares	Value
India - continued
Hindustan Petroleum Corp. Ltd.	742,267	$ 4,424,520
Hindustan Unilever Ltd.	980,717	7,505,659
Housing Development Finance Corp. Ltd.	1,248,514	17,596,193
ICSA (India) Ltd.	492,574	311,869
Indian Overseas Bank	1,417,190	2,505,806
Jubilant Life Sciences Ltd.	190,075	664,869
NIIT Technologies Ltd.	116,023	489,844
Page Industries Ltd.	13,021	648,078
Piramal Healthcare Ltd.	328,553	2,720,524
Polaris Financial Technology Ltd.	400,568	1,157,655
Reliance Infrastructure Ltd.	151,165	1,635,904
SREI Infrastructure Finance Ltd.	3,182,243	2,098,359
Tata Consultancy Services Ltd.	1,093,979	25,019,122
Tata Motors Ltd. Class A	1,447,755	3,451,630
Tata Steel Ltd.	604,313	5,501,854
WABCO India Ltd.	18,449	500,580
TOTAL INDIA		113,036,388
Indonesia - 5.5%
PT Astra International Tbk	2,144,500	18,821,079
PT Bank Mandiri (Persero) Tbk	15,843,500	11,807,757
PT Bank Rakyat Indonesia Tbk	30,040,500	22,889,652
PT BISI International Tbk	2,443,000	247,290
PT Global Mediacom Tbk	19,886,500	2,455,403
PT Gudang Garam Tbk	909,000	5,763,419
PT Indosat Tbk	2,258,500	1,369,172
PT Sampoerna Agro Tbk	6,058,500	2,122,839
PT Tower Bersama Infrastructure Tbk	9,965,000	2,660,296
PT Unilever Indonesia Tbk	2,700,000	5,886,556
PT United Tractors Tbk	2,011,500	6,343,290
PT XL Axiata Tbk	2,789,000	1,388,299
TOTAL INDONESIA		81,755,052
Korea (South) - 26.2%
BS Financial Group, Inc. (a)	1,128,710	12,811,807
Cheil Worldwide, Inc.	18,340	284,097
Chong Kun Dang Pharmaceutical Corp.	116,860	2,174,353
CJ CheilJedang Corp.	32,306	8,858,328
DGB Financial Group Co. Ltd. (a)	343,740	4,574,979
Dongbu Insurance Co. Ltd.	107,200	4,580,932
Doosan Co. Ltd.	54,836	7,469,216
Hana Financial Group, Inc.	408,670	13,970,817
Hynix Semiconductor, Inc.	490,140	11,716,078
Hyundai Department Store Co. Ltd.	40,059	6,526,330
Hyundai Fire & Marine Insurance Co. Ltd.	100,310	2,946,972
Hyundai Heavy Industries Co. Ltd.	105,761	29,329,282
Hyundai Merchant Marine Co. Ltd.	55,440	1,423,924
Hyundai Mobis	57,088	14,078,048
Hyundai Motor Co.	128,247	25,232,328
ICD Co. Ltd. (a)	15,386	720,492
Industrial Bank of Korea	715,980	8,063,234
KB Financial Group, Inc.	320,660	12,156,856

	Shares	Value
Kia Motors Corp.	304,360	$ 18,289,810
Korea Electric Power Corp. (a)	356,820	8,867,711
LG Fashion Corp.	43,317	1,756,566
LG International Corp.	73,763	3,631,462
LIG Non-Life Insurance Co. Ltd.	67,590	1,459,191
Lotte Samkang Co. Ltd.	5,211	1,834,786
Lotte Shopping Co. Ltd.	12,089	4,127,372
MegaStudy Co. Ltd.	7,993	767,090
Nong Shim Co. Ltd.	4,312	907,879
Orion Corp.	4,363	2,656,802
POSCO	105,912	38,973,856
Samsung Electronics Co. Ltd.	94,572	93,202,602
Samsung Fire & Marine Insurance Co. Ltd.	69,029	13,366,222
Samsung Heavy Industries Ltd.	372,130	11,827,167
Shinsegae Co. Ltd.	19,363	4,757,728
SK Chemicals Co. Ltd.	61,725	3,549,862
SK Energy Co. Ltd.	78,033	11,809,868
Sungwoo Hitech Co. Ltd.	264,655	3,180,766
TOTAL KOREA (SOUTH)		391,884,813
Malaysia - 0.6%
AirAsia Bhd	2,103,400	2,455,062
Genting Malaysia Bhd	3,855,100	5,120,698
Glomac Bhd	3,231,800	887,244
TOTAL MALAYSIA		8,463,004
Mauritius - 0.4%
Golden Agri-Resources Ltd.	10,470,000	6,117,939
Papua New Guinea - 0.1%
Oil Search Ltd. ADR	184,286	1,291,211
Philippines - 1.4%
Banco de Oro Universal Bank	2,441,760	3,413,795
Globe Telecom, Inc.	125,220	3,402,083
Manila Water Co., Inc.	8,612,800	4,218,022
PUREGOLD Price Club, Inc.	1,732,500	792,716
Security Bank Corp.	546,360	1,451,269
Universal Robina Corp.	6,180,000	7,732,206
TOTAL PHILIPPINES		21,010,091
Singapore - 4.8%
Avago Technologies Ltd.	180,000	6,109,200
CapitaMall Trust	3,695,000	5,023,214
City Developments Ltd.	799,000	6,263,179
DBS Group Holdings Ltd.	1,302,000	14,025,599
First Resources Ltd.	4,329,000	5,644,202
Keppel Corp. Ltd.	2,405,900	20,752,884
Mapletree Industrial (REIT)	1,722,000	1,533,283
Mapletree Logistics Trust (REIT)	4,147,000	2,868,299
Olam International Ltd.	2,476,000	5,117,939
UOL Group Ltd.	1,009,000	3,689,947
Yanlord Land Group Ltd.	1,485,000	1,357,674
TOTAL SINGAPORE		72,385,420
Common Stocks - continued
	Shares	Value
Taiwan - 10.5%
Asia Cement Corp.	7,655,100	$ 9,182,499
ASUSTeK Computer, Inc.	1,563,000	12,358,236
Chicony Electronics Co. Ltd.	2,365,000	4,155,432
Compal Electronics, Inc.	6,674,000	7,486,967
E.Sun Financial Holdings Co. Ltd.	24,867,495	11,679,614
EVA Airways Corp.	9,334,100	6,260,581
Formosa Plastics Corp.	5,939,000	17,298,253
HIWIN Technologies Corp.	294,000	2,716,979
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,676,700	8,619,345
Insyde Software Corp.	526,928	2,635,085
King Slide Works Co. Ltd.	422,400	2,140,902
Lung Yen Life Service Co. Ltd.	149,000	484,835
Taichung Commercial Bank Co. Ltd.	94,470	28,442
Taiwan Mobile Co. Ltd.	1,937,000	5,857,797
Taiwan Semiconductor Manufacturing Co. Ltd.	22,873,192	60,664,182
Wistron Corp.	3,027,170	4,541,522
Yang Ming Marine Transport Corp.	2,321,000	1,019,530
TOTAL TAIWAN		157,130,201
Thailand - 6.0%
Advanced Info Service PCL (For. Reg.)	1,769,300	8,620,984
Banpu PCL NVDR unit	642,900	12,239,787
Big C Supercenter PCL unit	325,800	1,230,029
Bumrungrad Hospital PCL (For. Reg.)	1,060,400	1,616,776
Charoen Pokphand Foods PCL (For. Reg.)	5,217,900	5,893,078
Indorama Ventures PCL (For. Reg.)	3,363,300	3,472,914
LPN Development PCL unit	10,618,500	4,762,735
PTT Global Chemical PCL (For. Reg.) (a)	4,461,938	9,574,665
PTT PCL (For. Reg.)	1,082,700	11,878,606
Siam Cement PCL (For. Reg.)	685,300	8,933,888
Siam Commercial Bank PCL (For. Reg.)	2,401,500	9,376,622
Siam Makro PCL (For. Reg.)	619,300	5,115,870
Supalai PCL (For. Reg.)	2,847,400	1,295,526
Thai Union Frozen Products PCL NVDR	823,700	1,767,540
Total Access Communication PCL unit	1,610,900	3,482,746
TOTAL THAILAND		89,261,766
United Kingdom - 0.6%
HSBC Holdings PLC (Hong Kong)	968,289	8,104,047
Vedanta Resources PLC	64,300	1,210,975
TOTAL UNITED KINGDOM		9,315,022

	Shares	Value
United States of America - 1.5%
China Natural Gas, Inc. (a)(d)	84,700	$ 162,624
Citigroup, Inc.	109,100	3,351,552
Cognizant Technology Solutions Corp. Class A (a)	162,000	11,623,500
Freeport-McMoRan Copper & Gold, Inc.	107,600	4,972,196
Zhongpin, Inc. (a)(d)	177,700	2,018,672
TOTAL UNITED STATES OF AMERICA		22,128,544
TOTAL COMMON STOCKS (Cost $1,403,768,219)		1,484,020,145
Money Market Funds - 0.8%

Fidelity Cash Central Fund, 0.12% (b)	9,068,066	9,068,066
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	3,642,800	3,642,800
TOTAL MONEY MARKET FUNDS (Cost $12,710,866)		12,710,866
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $1,416,479,085)	1,496,731,011
NET OTHER ASSETS (LIABILITIES) - 0.2%	2,450,042
NET ASSETS - 100%	$ 1,499,181,053
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,960,322 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,986
Fidelity Securities Lending Cash Central Fund	135,218
Total	$ 138,204
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Korea (South)	$ 391,884,813	$ 331,886,390	$ 59,998,423	$ -
Hong Kong	244,885,460	160,308,948	84,576,512	-
China	193,877,698	167,940,378	25,937,320	-
Taiwan	157,130,201	96,466,019	60,664,182	-
India	113,036,388	106,359,953	6,676,435	-
Thailand	89,261,766	89,261,766	-	-
Indonesia	81,755,052	81,755,052	-	-
Singapore	72,385,420	72,385,420	-	-
Cayman Islands	50,011,080	50,011,080	-	-
United States of America	22,128,544	21,965,920	-	162,624
Other	67,663,723	59,559,676	8,104,047	-
Money Market Funds	12,710,866	12,710,866	-	-
Total Investments in Securities:	$ 1,496,731,011	$ 1,250,611,468	$ 245,956,919	$ 162,624
Transfers from Level 2 to Level 1 during the period were $954,348,669.
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 2,176,062
Total Realized Gain (Loss)	(10,630,854)
Total Unrealized Gain (Loss)	9,435,273
Cost of Purchases	-
Proceeds of Sales	(817,857)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 162,624
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $1,417,773,783. Net unrealized appreciation aggregated $78,957,228, of which $167,045,042 related to appreciated investment securities and $88,087,814 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Total Emerging Markets Fund
Class A
Class T
Class C
Institutional Class

January 31, 2012

1.931273.100

ATEK-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 60.7%
	Shares	Value
Australia - 0.2%
Paladin Energy Ltd.:
(Australia) (a)	50,419	$ 98,486
(Canada) (a)	37,100	72,147
TOTAL AUSTRALIA		170,633
Bailiwick of Guernsey - 0.1%
Chariot Oil & Gas Ltd. (a)	38,900	71,115
Bermuda - 1.0%
Aquarius Platinum Ltd. (Australia)	40,104	112,822
CNPC (Hong Kong) Ltd.	222,000	350,379
Cosco International Holdings Ltd.	100,000	42,423
GP Investments Ltd. (depositary receipt) (a)	71,322	164,099
TOTAL BERMUDA		669,723
Brazil - 10.6%
Anhanguera Educacional Participacoes SA	23,200	312,042
Arezzo Industria e Comercio SA	9,400	157,312
B2W Companhia Global do Varejo	7,800	46,518
Banco do Brasil SA	34,500	536,890
Banco do Estado do Rio Grande do Sul SA	23,100	266,010
BR Properties SA	23,100	251,863
Braskem SA (PN-A)	20,300	181,715
Centrais Eletricas Brasileiras SA (Electrobras)	6,590	67,703
Cia.Hering SA	8,000	192,308
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	4,500	163,755
Companhia de Saneamento de Minas Gerais	5,100	112,934
Companhia Paranaense de Energia-Copel:
(PN-B)	1,800	41,775
(PN-B) sponsored ADR	9,160	209,672
Ecorodovias Infraestrutura e Logistica SA	24,500	172,476
Energias do Brasil SA	5,750	133,943
Fibria Celulose SA sponsored ADR	19,400	155,006
Gerdau SA sponsored ADR	33,200	315,400
Gol Linhas Aereas Inteligentes SA sponsored ADR	16,300	112,470
Itau Unibanco Banco Multiplo SA sponsored ADR	21,040	419,958
Localiza Rent A Car SA	11,800	193,763
Lojas Americanas SA (PN)	37,800	365,409
Mills Estruturas e Servicos de Engenharia SA	10,800	134,011
Multiplus SA	9,000	158,242
Natura Cosmeticos SA	8,900	190,612
Common Stocks - continued
	Shares	Value
Brazil - continued
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR	1,700	$ 47,481
sponsored ADR	25,000	763,750
Santos Brasil Participacoes SA unit	4,300	66,375
Telefonica Brasil SA sponsored ADR	7,070	196,829
Ultrapar Participacoes SA	26,000	526,042
Vale SA (PN-A) sponsored ADR	33,500	811,035
TOTAL BRAZIL		7,303,299
British Virgin Islands - 0.1%
Sable Mining Africa Ltd. (a)	205,600	36,453
Canada - 1.6%
Extorre Gold Mines Ltd. (a)	17,400	162,417
First Quantum Minerals Ltd.	8,400	183,958
Goldcorp, Inc.	2,400	116,081
Uranium One, Inc. (a)	121,300	309,676
Yamana Gold, Inc.	20,900	361,621
TOTAL CANADA		1,133,753
Cayman Islands - 3.0%
Ajisen (China) Holdings Ltd.	99,000	113,996
Baidu.com, Inc. sponsored ADR (a)	2,000	255,040
Belle International Holdings Ltd.	58,000	94,233
Biostime International Holdings Ltd.	79,500	150,486
Ctrip.com International Ltd. sponsored ADR (a)	3,600	90,180
Eurasia Drilling Co. Ltd. GDR (Reg. S)	7,900	207,770
Geely Automobile Holdings Ltd.	400,000	118,114
Greatview Aseptic Pack Co. Ltd. (a)	307,000	115,591
Hengan International Group Co. Ltd.	36,000	321,924
Minth Group Ltd.	106,000	114,403
Qihoo 360 Technology Co. Ltd. ADR	1,400	25,340
Silicon Motion Technology Corp. sponsored ADR (a)	3,000	64,740
SINA Corp. (a)	1,800	126,486
Uni-President China Holdings Ltd.	289,000	170,301
Xueda Education Group sponsored ADR (a)	19,700	94,560
TOTAL CAYMAN ISLANDS		2,063,164
Chile - 0.7%
Aguas Andinas SA	171,238	101,747
Embotelladora Andina SA	8,480	32,347
Common Stocks - continued
	Shares	Value
Chile - continued
Empresa Nacional de Telecomunicaciones SA (ENTEL)	9,463	$ 173,244
Enersis SA	457,504	165,654
TOTAL CHILE		472,992
China - 6.6%
BYD Co. Ltd. (H Shares) (a)	40,500	126,640
China Communications Services Corp. Ltd. (H Shares)	208,000	92,799
China Construction Bank Corp. (H Shares)	1,214,000	972,108
China Pacific Insurance Group Co. Ltd. (H Shares)	138,700	461,424
China Petroleum & Chemical Corp. (H Shares)	260,000	313,719
China Railway Group Ltd. (H Shares)	441,000	157,515
China Shenhua Energy Co. Ltd. (H Shares)	58,000	255,027
China Suntien Green Energy Corp. Ltd. (H Shares)	321,500	59,696
China Telecom Corp. Ltd. (H Shares)	311,000	174,478
Dongfang Electric Corp. Ltd. (H Shares)	28,000	82,679
Dongfeng Motor Group Co. Ltd. (H Shares)	62,000	115,921
Harbin Power Equipment Co. Ltd. (H Shares)	186,000	180,118
Industrial & Commercial Bank of China Ltd. (H Shares)	1,501,000	1,050,956
Maanshan Iron & Steel Ltd. (H Shares)	626,000	216,328
PetroChina Co. Ltd. (H Shares)	146,000	212,635
Weichai Power Co. Ltd. (H Shares)	13,000	69,650
TOTAL CHINA		4,541,693
Colombia - 0.8%
Ecopetrol SA ADR	11,200	571,984
Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	1,360	54,904
Egypt - 0.3%
Citadel Capital Corp. (a)	61,800	31,677
Orascom Telecom Holding SAE unit (a)	46,300	141,678
Orascom Telecom Media & Technology Holding sponsored GDR (a)(f)	46,300	41,857
TOTAL EGYPT		215,212
Hong Kong - 2.9%
China Mobile Ltd.	1,000	10,220
China Mobile Ltd. sponsored ADR	12,090	617,557
CNOOC Ltd. sponsored ADR	4,900	996,660
Lenovo Group Ltd.	350,000	280,262
Sinotruk Hong Kong Ltd.	204,500	115,497
TOTAL HONG KONG		2,020,196
Common Stocks - continued
	Shares	Value
India - 0.2%
Dr. Reddy's Laboratories Ltd. sponsored ADR	2,700	$ 92,205
Larsen & Toubro Ltd. unit	2,600	69,108
TOTAL INDIA		161,313
Indonesia - 1.5%
PT Bakrieland Development Tbk (a)	12,492,500	190,376
PT Bank Tabungan Negara Tbk	1,335,000	178,198
PT Indosat Tbk	178,500	108,212
PT Telkomunikasi Indonesia Tbk sponsored ADR	14,340	439,521
PT Tower Bersama Infrastructure Tbk	421,500	112,525
TOTAL INDONESIA		1,028,832
Israel - 0.2%
Check Point Software Technologies Ltd. (a)	700	39,403
NICE Systems Ltd. sponsored ADR (a)	3,100	111,476
TOTAL ISRAEL		150,879
Kazakhstan - 0.1%
JSC Halyk Bank of Kazakhstan unit (a)	16,400	89,380
Kenya - 0.2%
Equity Bank Ltd.	491,400	103,668
Safaricom Ltd.	1,071,269	40,859
TOTAL KENYA		144,527
Korea (South) - 7.2%
Amoreg	974	223,282
Asia Pacific Systems, Inc. (a)	7,093	80,196
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,290	31,984
E-Mart Co. Ltd. (a)	854	206,417
Hana Financial Group, Inc.	10,760	367,842
Hyundai Heavy Industries Co. Ltd.	106	29,396
ICD Co. Ltd. (a)	1,702	79,701
KB Financial Group, Inc.	13,520	512,570
Korea Electric Power Corp. (a)	4,870	121,030
KT&G Corp.	3,064	214,402
LG Corp.	3,149	197,362
Orion Corp.	510	310,559
Samsung Electronics Co. Ltd.	1,639	1,615,269
Samsung Engineering Co. Ltd.	940	179,504
Samsung Fire & Marine Insurance Co. Ltd.	1,178	228,099
Samsung Heavy Industries Ltd.	7,740	245,995
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Shinhan Financial Group Co. Ltd. sponsored ADR	1,800	$ 142,488
Tong Yang Life Insurance Co. Ltd.	13,950	161,449
TOTAL KOREA (SOUTH)		4,947,545
Luxembourg - 0.5%
Samsonite International SA	108,600	171,962
Subsea 7 SA (a)	8,700	176,153
TOTAL LUXEMBOURG		348,115
Malaysia - 0.5%
AirAsia Bhd	140,400	163,873
Genting Bhd	53,300	194,870
TOTAL MALAYSIA		358,743
Mexico - 2.2%
America Movil SAB de CV Series L sponsored ADR	18,300	424,743
Cemex SA de CV sponsored ADR	27,800	189,318
Desarrolladora Homex SAB de CV sponsored ADR (a)	4,000	80,800
Grupo Modelo SAB de CV Series C	40,700	252,231
Grupo Televisa SA de CV (CPO) sponsored ADR	20,100	396,372
Wal-Mart de Mexico SA de CV Series V	56,600	174,842
TOTAL MEXICO		1,518,306
Netherlands - 0.1%
ASML Holding NV (Netherlands)	2,300	98,868
Nigeria - 0.4%
Guaranty Trust Bank PLC GDR (Reg. S)	24,400	114,680
Zenith Bank PLC	2,227,225	172,069
TOTAL NIGERIA		286,749
Norway - 0.1%
TGS Nopec Geophysical Co. ASA	3,100	77,561
Peru - 0.4%
Compania de Minas Buenaventura SA sponsored ADR	5,600	240,240
Philippines - 0.7%
Manila Water Co., Inc.	22,100	10,823
Metro Pacific Investments Corp.	1,156,000	94,356
Metropolitan Bank & Trust Co.	64,800	114,624
Robinsons Land Corp.	769,600	252,346
TOTAL PHILIPPINES		472,149
Common Stocks - continued
	Shares	Value
Poland - 0.5%
Eurocash SA	9,400	$ 87,365
Powszechny Zaklad Ubezpieczen SA	2,140	221,577
TOTAL POLAND		308,942
Qatar - 0.1%
Commercial Bank of Qatar GDR (Reg. S)	16,006	72,792
Russia - 4.7%
Bank St. Petersburg OJSC (a)	51,500	160,777
DIXY Group OJSC (a)	8,805	101,970
Gazprom OAO sponsored ADR	12,300	148,215
M Video OJSC (a)	34,100	244,528
Magnit OJSC (a)	1,322	140,882
Magnit OJSC GDR (Reg. S)	6,600	169,554
Magnitogorsk Iron & Steel Works OJSC unit	13,500	80,325
Mobile TeleSystems OJSC sponsored ADR	24,950	418,162
NOVATEK OAO GDR	3,600	484,920
OGK-4 OJSC (a)	1,838,100	154,405
Sberbank (Savings Bank of the Russian Federation)	185,500	552,792
Sistema JSFC sponsored GDR	6,000	116,400
TNK-BP Holding (a)	98,700	284,097
Uralkali JSC GDR (Reg. S)	5,100	181,254
TOTAL RUSSIA		3,238,281
Singapore - 0.8%
First Resources Ltd.	158,000	206,002
Global Logistic Properties Ltd. (a)	229,000	362,293
TOTAL SINGAPORE		568,295
South Africa - 2.6%
Absa Group Ltd.	20,846	395,306
AngloGold Ashanti Ltd.	8,000	366,683
Aspen Pharmacare Holdings Ltd.	10,800	137,746
Blue Label Telecoms Ltd.	108,500	86,741
Impala Platinum Holdings Ltd.	13,400	294,283
JSE Ltd.	16,700	163,416
Life Healthcare Group Holdings Ltd.	44,500	120,673
Naspers Ltd. Class N	5,100	255,581
TOTAL SOUTH AFRICA		1,820,429
Sweden - 0.1%
Lundin Petroleum AB (a)	2,800	63,064
Common Stocks - continued
	Shares	Value
Taiwan - 4.8%
Advanced Semiconductor Engineering, Inc.	252,000	$ 264,926
Asia Cement Corp.	131,000	157,138
Cheng Uei Precision Industries Co. Ltd.	72,000	169,812
Chinatrust Financial Holding Co. Ltd.	386,000	249,116
Chroma ATE, Inc.	40,000	91,502
Far EasTone Telecommunications Co. Ltd.	24,000	46,224
HIWIN Technologies Corp.	20,000	184,829
Hon Hai Precision Industry Co. Ltd. (Foxconn)	50,000	161,007
HTC Corp.	5,000	82,024
Pegatron Corp.	50,000	60,483
Synnex Technology International Corp.	84,000	207,197
Taiwan Fertilizer Co. Ltd.	99,000	256,574
Taiwan Mobile Co. Ltd.	20,000	60,483
Taiwan Semiconductor Manufacturing Co. Ltd.	182,000	482,700
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	28,700	404,096
Unified-President Enterprises Corp.	150,000	221,490
United Microelectronics Corp.	394,000	207,763
TOTAL TAIWAN		3,307,364
Thailand - 1.8%
Bangkok Bank Public Co. Ltd. (For. Reg.)	54,000	290,126
Banpu PCL (For. Reg.)	6,500	123,750
Electricity Generating PCL (For. Reg.)	40,800	120,465
PTT Global Chemical PCL (For. Reg.) (a)	68,900	147,849
PTT PCL (For. Reg.)	32,300	354,372
Siam Cement PCL (For. Reg.)	14,700	191,636
TOTAL THAILAND		1,228,198
Turkey - 0.8%
Aygaz A/S	22,000	111,430
TAV Havalimanlari Holding A/S (a)	42,000	189,093
Turkiye Is Bankasi A/S Series C	66,400	138,637
Turkiye Vakiflar Bankasi TAO	81,000	131,741
TOTAL TURKEY		570,901
United Kingdom - 1.0%
Antofagasta PLC	7,300	148,757
Evraz PLC (a)	25,500	180,203
Hikma Pharmaceuticals PLC	9,241	104,568
Kazakhmys PLC	15,500	277,502
TOTAL UNITED KINGDOM		711,030
Common Stocks - continued
	Shares	Value
United States of America - 1.2%
Cognizant Technology Solutions Corp. Class A (a)	2,900	$ 208,075
Global Payments, Inc.	4,070	203,581
ION Geophysical Corp. (a)	32,500	241,475
Universal Display Corp. (a)	4,127	173,788
TOTAL UNITED STATES OF AMERICA		826,919
TOTAL COMMON STOCKS (Cost $39,133,805)		41,964,543
Nonconvertible Preferred Stocks - 0.7%

Korea (South) - 0.6%
Hyundai Motor Co. Series 2	4,140	243,624
Samsung Electronics Co. Ltd.	250	146,893
TOTAL KOREA (SOUTH)		390,517
Russia - 0.1%
Sberbank (Savings Bank of the Russian Federation) (a)	45,000	98,037
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $496,155)		488,554
Investment Companies - 2.5%

United Kingdom - 1.8%
iPath MSCI India Index ETN (a)	22,160	1,258,688
United States of America - 0.7%
WisdomTree India Earnings ETF	22,870	439,561
TOTAL INVESTMENT COMPANIES (Cost $1,622,071)		1,698,249
Nonconvertible Bonds - 7.2%
		Principal Amount (d)
Bermuda - 0.3%
Qtel International Finance Ltd. 5% 10/19/25 (f)		$ 200,000	202,064
Canada - 0.2%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		100,000	105,350
Cayman Islands - 0.1%
Odebrecht Finance Ltd. 7.5% (f)(g)		100,000	100,250
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Chile - 0.2%
Corporacion Nacional del Cobre de Chile (Codelco) 6.15% 10/24/36 (f)		$ 100,000	$ 125,502
Georgia - 0.1%
Georgian Railway Ltd. 9.875% 7/22/15		100,000	103,000
Indonesia - 0.8%
PT Pertamina Persero 5.25% 5/23/21 (f)		550,000	572,000
Malaysia - 0.2%
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		100,000	140,570
Mexico - 0.8%
Petroleos Mexicanos:
5.5% 1/21/21		250,000	273,125
6.625% (f)(g)		100,000	100,750
8% 5/3/19		150,000	188,625
TOTAL MEXICO			562,500
Mongolia - 0.1%
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13		100,000	98,000
Netherlands - 0.8%
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		100,000	105,000
9.125% 7/2/18 (f)		150,000	181,875
11.75% 1/23/15 (f)		100,000	121,000
Majapahit Holding BV 8% 8/7/19 (f)		100,000	120,000
TOTAL NETHERLANDS			527,875
Philippines - 0.5%
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (f)		150,000	182,250
7.39% 12/2/24 (f)		125,000	155,000
TOTAL PHILIPPINES			337,250
Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (f)		100,000	119,000
Venezuela - 2.9%
Petroleos de Venezuela SA:
4.9% 10/28/14		1,300,000	1,092,000
5.5% 4/12/37		600,000	301,500
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Venezuela - continued
Petroleos de Venezuela SA: - continued
8.5% 11/2/17 (f)		$ 450,000	$ 361,125
12.75% 2/17/22 (f)		300,000	263,250
TOTAL VENEZUELA			2,017,875
TOTAL NONCONVERTIBLE BONDS (Cost $4,851,110)			5,011,236
Government Obligations - 22.9%

Argentina - 0.6%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		120,043	95,134
7% 10/3/15		325,000	309,102
TOTAL ARGENTINA			404,236
Belarus - 0.4%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		225,000	209,250
8.95% 1/26/18		100,000	91,750
TOTAL BELARUS			301,000
Belize - 0.1%
Belize Government 6% 2/20/29 (e)(f)		150,000	85,500
Bermuda - 0.2%
Bermuda Government 5.603% 7/20/20 (f)		100,000	111,000
Brazil - 2.1%
Brazilian Federative Republic:
5.625% 1/7/41		100,000	115,400
7.125% 1/20/37		200,000	273,000
10.125% 5/15/27		150,000	248,250
12.25% 3/6/30		350,000	672,875
12.75% 1/15/20		100,000	167,500
TOTAL BRAZIL			1,477,025
Government Obligations - continued
		Principal Amount (d)	Value
Colombia - 1.2%
Colombian Republic:
10.375% 1/28/33		$ 250,000	$ 416,250
11.75% 2/25/20		280,000	441,000
TOTAL COLOMBIA			857,250
Congo - 0.1%
Congo Republic 3% 6/30/29 (e)		95,000	70,300
Croatia - 0.4%
Croatia Republic:
6.375% 3/24/21 (f)		200,000	185,500
6.625% 7/14/20 (f)		100,000	94,750
TOTAL CROATIA			280,250
Ecuador - 0.3%
Ecuador Republic 9.375% 12/15/15 (f)		236,000	237,180
El Salvador - 0.3%
El Salvador Republic 7.375% 12/1/19 (f)		175,000	189,000
Gabon - 0.2%
Gabonese Republic 8.2% 12/12/17 (f)		100,000	116,000
Ghana - 0.2%
Ghana Republic 8.5% 10/4/17 (f)		100,000	110,500
Hungary - 0.4%
Hungarian Republic:
4.75% 2/3/15		215,000	201,025
7.625% 3/29/41		100,000	92,380
TOTAL HUNGARY			293,405
Iceland - 0.1%
Republic of Iceland 4.875% 6/16/16 (f)		100,000	100,500
Indonesia - 0.9%
Indonesian Republic:
7.75% 1/17/38 (f)		175,000	238,438
8.5% 10/12/35 (f)		100,000	145,250
11.625% 3/4/19 (f)		175,000	260,313
TOTAL INDONESIA			644,001
Iraq - 0.6%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		550,000	424,875
Ivory Coast - 0.8%
Ivory Coast 3.75% 12/31/32 (c)(e)		900,000	522,000
Government Obligations - continued
		Principal Amount (d)	Value
Lebanon - 0.5%
Lebanese Republic 11.625% 5/11/16 (Reg. S)		$ 250,000	$ 318,125
Lithuania - 0.6%
Lithuanian Republic:
6.125% 3/9/21 (f)		100,000	98,500
6.625% 2/1/22 (f)		200,000	203,000
7.375% 2/11/20 (f)		100,000	108,000
TOTAL LITHUANIA			409,500
Mexico - 1.8%
United Mexican States:
5.75% 10/12/10		474,000	497,700
6.05% 1/11/40		200,000	242,500
6.75% 9/27/34		200,000	260,000
7.5% 4/8/33		100,000	139,250
8% 12/19/13	MXN	1,300,000	105,755
TOTAL MEXICO			1,245,205
Namibia - 0.3%
Namibia Republic of 5.5% 11/3/21 (f)		200,000	204,500
Nigeria - 0.8%
Republic of Nigeria 6.75% 1/28/21 (f)		550,000	578,875
Panama - 0.5%
Panamanian Republic:
8.875% 9/30/27		55,000	81,950
9.375% 4/1/29		150,000	237,000
TOTAL PANAMA			318,950
Peru - 0.8%
Peruvian Republic 8.75% 11/21/33		345,000	526,125
Philippines - 1.5%
Philippine Republic:
6.5% 1/20/20		135,000	161,663
7.75% 1/14/31		125,000	170,000
10.625% 3/16/25		425,000	680,000
TOTAL PHILIPPINES			1,011,663
Government Obligations - continued
		Principal Amount (d)	Value
Poland - 0.1%
Polish Government:
5% 3/23/22		$ 35,000	$ 35,525
6.375% 7/15/19		45,000	50,681
TOTAL POLAND			86,206
Qatar - 0.3%
State of Qatar 5.75% 1/20/42 (f)		200,000	212,000
Romania - 0.1%
Romanian Republic 6.75% 2/7/22		100,000	99,107
Russia - 2.1%
Russian Federation:
7.5% 3/31/30 (Reg. S)		751,500	890,528
11% 7/24/18 (Reg. S)		200,000	279,000
12.75% 6/24/28 (Reg. S)		175,000	306,250
TOTAL RUSSIA			1,475,778
Serbia - 0.4%
Republic of Serbia:
6.75% 11/1/24 (f)		43,333	40,733
7.25% 9/28/21 (f)		200,000	198,500
TOTAL SERBIA			239,233
South Africa - 0.2%
South African Republic 4.665% 1/17/24		100,000	101,000
Sri Lanka - 0.1%
Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (f)		100,000	99,500
Turkey - 2.2%
Turkish Republic:
7% 6/5/20		300,000	331,140
7.5% 7/14/17		200,000	226,260
10% 12/4/13	TRY	350,000	199,237
11.875% 1/15/30		450,000	731,250
TOTAL TURKEY			1,487,887
Ukraine - 0.5%
Ukraine Government:
6.25% 6/17/16 (f)		200,000	175,500
Government Obligations - continued
		Principal Amount (d)	Value
Ukraine - continued
Ukraine Government: - continued
7.65% 6/11/13 (f)		$ 100,000	$ 97,380
7.75% 9/23/20 (f)		100,000	88,130
TOTAL UKRAINE			361,010
Uruguay - 0.2%
Uruguay Republic 7.625% 3/21/36		75,000	103,500
Venezuela - 1.0%
Venezuelan Republic:
11.75% 10/21/26 (Reg. S)		300,000	264,000
11.95% 8/5/31 (Reg. S)		350,000	305,375
12.75% 8/23/22		150,000	144,000
TOTAL VENEZUELA			713,375
TOTAL GOVERNMENT OBLIGATIONS (Cost $15,707,229)			15,815,561
Money Market Funds - 4.5%
	Shares
Fidelity Cash Central Fund, 0.12% (b) (Cost $3,135,154)	3,135,154	3,135,154
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $64,945,524)		68,113,297
NET OTHER ASSETS (LIABILITIES) - 1.5%		1,035,165
NET ASSETS - 100%		$ 69,148,462
Currency Abbreviations
MXN	-	Mexican peso
TRY	-	New Turkish Lira
Security Type Abbreviations
ETF - Exchange-Traded Fund
ETN - Exchange-Traded Note
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,834,822 or 9.9% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 874
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Brazil	$ 7,303,299	$ 7,303,299	$ -	$ -
Korea (South)	5,338,062	4,704,462	633,600	-
China	4,541,693	3,840,861	700,832	-
Russia	3,336,318	3,336,318	-	-
Taiwan	3,307,364	2,351,975	955,389	-
Cayman Islands	2,063,164	2,063,164	-	-
Hong Kong	2,020,196	2,009,976	10,220	-
South Africa	1,820,429	1,453,746	366,683	-
Mexico	1,518,306	1,518,306	-	-
Other	11,204,266	11,105,398	98,868	-
Investment Companies	1,698,249	1,698,249	-	-
Corporate Bonds	5,011,236	-	5,011,236	-
Government Obligations	15,815,561	-	15,815,561	-
Money Market Funds	3,135,154	3,135,154	-	-
Total Investments in Securities:	$ 68,113,297	$ 44,520,908	$ 23,592,389	$ -
Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $65,029,746. Net unrealized appreciation aggregated $3,083,551, of which $3,709,803 related to appreciated investment securities and $626,252 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and foreign government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded Funds (ETFs) and Exchange-traded notes (ETNs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Total Emerging Markets Fund

January 31, 2012

1.931232.100

TEK-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 60.7%
	Shares	Value
Australia - 0.2%
Paladin Energy Ltd.:
(Australia) (a)	50,419	$ 98,486
(Canada) (a)	37,100	72,147
TOTAL AUSTRALIA		170,633
Bailiwick of Guernsey - 0.1%
Chariot Oil & Gas Ltd. (a)	38,900	71,115
Bermuda - 1.0%
Aquarius Platinum Ltd. (Australia)	40,104	112,822
CNPC (Hong Kong) Ltd.	222,000	350,379
Cosco International Holdings Ltd.	100,000	42,423
GP Investments Ltd. (depositary receipt) (a)	71,322	164,099
TOTAL BERMUDA		669,723
Brazil - 10.6%
Anhanguera Educacional Participacoes SA	23,200	312,042
Arezzo Industria e Comercio SA	9,400	157,312
B2W Companhia Global do Varejo	7,800	46,518
Banco do Brasil SA	34,500	536,890
Banco do Estado do Rio Grande do Sul SA	23,100	266,010
BR Properties SA	23,100	251,863
Braskem SA (PN-A)	20,300	181,715
Centrais Eletricas Brasileiras SA (Electrobras)	6,590	67,703
Cia.Hering SA	8,000	192,308
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	4,500	163,755
Companhia de Saneamento de Minas Gerais	5,100	112,934
Companhia Paranaense de Energia-Copel:
(PN-B)	1,800	41,775
(PN-B) sponsored ADR	9,160	209,672
Ecorodovias Infraestrutura e Logistica SA	24,500	172,476
Energias do Brasil SA	5,750	133,943
Fibria Celulose SA sponsored ADR	19,400	155,006
Gerdau SA sponsored ADR	33,200	315,400
Gol Linhas Aereas Inteligentes SA sponsored ADR	16,300	112,470
Itau Unibanco Banco Multiplo SA sponsored ADR	21,040	419,958
Localiza Rent A Car SA	11,800	193,763
Lojas Americanas SA (PN)	37,800	365,409
Mills Estruturas e Servicos de Engenharia SA	10,800	134,011
Multiplus SA	9,000	158,242
Natura Cosmeticos SA	8,900	190,612
Common Stocks - continued
	Shares	Value
Brazil - continued
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR	1,700	$ 47,481
sponsored ADR	25,000	763,750
Santos Brasil Participacoes SA unit	4,300	66,375
Telefonica Brasil SA sponsored ADR	7,070	196,829
Ultrapar Participacoes SA	26,000	526,042
Vale SA (PN-A) sponsored ADR	33,500	811,035
TOTAL BRAZIL		7,303,299
British Virgin Islands - 0.1%
Sable Mining Africa Ltd. (a)	205,600	36,453
Canada - 1.6%
Extorre Gold Mines Ltd. (a)	17,400	162,417
First Quantum Minerals Ltd.	8,400	183,958
Goldcorp, Inc.	2,400	116,081
Uranium One, Inc. (a)	121,300	309,676
Yamana Gold, Inc.	20,900	361,621
TOTAL CANADA		1,133,753
Cayman Islands - 3.0%
Ajisen (China) Holdings Ltd.	99,000	113,996
Baidu.com, Inc. sponsored ADR (a)	2,000	255,040
Belle International Holdings Ltd.	58,000	94,233
Biostime International Holdings Ltd.	79,500	150,486
Ctrip.com International Ltd. sponsored ADR (a)	3,600	90,180
Eurasia Drilling Co. Ltd. GDR (Reg. S)	7,900	207,770
Geely Automobile Holdings Ltd.	400,000	118,114
Greatview Aseptic Pack Co. Ltd. (a)	307,000	115,591
Hengan International Group Co. Ltd.	36,000	321,924
Minth Group Ltd.	106,000	114,403
Qihoo 360 Technology Co. Ltd. ADR	1,400	25,340
Silicon Motion Technology Corp. sponsored ADR (a)	3,000	64,740
SINA Corp. (a)	1,800	126,486
Uni-President China Holdings Ltd.	289,000	170,301
Xueda Education Group sponsored ADR (a)	19,700	94,560
TOTAL CAYMAN ISLANDS		2,063,164
Chile - 0.7%
Aguas Andinas SA	171,238	101,747
Embotelladora Andina SA	8,480	32,347
Common Stocks - continued
	Shares	Value
Chile - continued
Empresa Nacional de Telecomunicaciones SA (ENTEL)	9,463	$ 173,244
Enersis SA	457,504	165,654
TOTAL CHILE		472,992
China - 6.6%
BYD Co. Ltd. (H Shares) (a)	40,500	126,640
China Communications Services Corp. Ltd. (H Shares)	208,000	92,799
China Construction Bank Corp. (H Shares)	1,214,000	972,108
China Pacific Insurance Group Co. Ltd. (H Shares)	138,700	461,424
China Petroleum & Chemical Corp. (H Shares)	260,000	313,719
China Railway Group Ltd. (H Shares)	441,000	157,515
China Shenhua Energy Co. Ltd. (H Shares)	58,000	255,027
China Suntien Green Energy Corp. Ltd. (H Shares)	321,500	59,696
China Telecom Corp. Ltd. (H Shares)	311,000	174,478
Dongfang Electric Corp. Ltd. (H Shares)	28,000	82,679
Dongfeng Motor Group Co. Ltd. (H Shares)	62,000	115,921
Harbin Power Equipment Co. Ltd. (H Shares)	186,000	180,118
Industrial & Commercial Bank of China Ltd. (H Shares)	1,501,000	1,050,956
Maanshan Iron & Steel Ltd. (H Shares)	626,000	216,328
PetroChina Co. Ltd. (H Shares)	146,000	212,635
Weichai Power Co. Ltd. (H Shares)	13,000	69,650
TOTAL CHINA		4,541,693
Colombia - 0.8%
Ecopetrol SA ADR	11,200	571,984
Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	1,360	54,904
Egypt - 0.3%
Citadel Capital Corp. (a)	61,800	31,677
Orascom Telecom Holding SAE unit (a)	46,300	141,678
Orascom Telecom Media & Technology Holding sponsored GDR (a)(f)	46,300	41,857
TOTAL EGYPT		215,212
Hong Kong - 2.9%
China Mobile Ltd.	1,000	10,220
China Mobile Ltd. sponsored ADR	12,090	617,557
CNOOC Ltd. sponsored ADR	4,900	996,660
Lenovo Group Ltd.	350,000	280,262
Sinotruk Hong Kong Ltd.	204,500	115,497
TOTAL HONG KONG		2,020,196
Common Stocks - continued
	Shares	Value
India - 0.2%
Dr. Reddy's Laboratories Ltd. sponsored ADR	2,700	$ 92,205
Larsen & Toubro Ltd. unit	2,600	69,108
TOTAL INDIA		161,313
Indonesia - 1.5%
PT Bakrieland Development Tbk (a)	12,492,500	190,376
PT Bank Tabungan Negara Tbk	1,335,000	178,198
PT Indosat Tbk	178,500	108,212
PT Telkomunikasi Indonesia Tbk sponsored ADR	14,340	439,521
PT Tower Bersama Infrastructure Tbk	421,500	112,525
TOTAL INDONESIA		1,028,832
Israel - 0.2%
Check Point Software Technologies Ltd. (a)	700	39,403
NICE Systems Ltd. sponsored ADR (a)	3,100	111,476
TOTAL ISRAEL		150,879
Kazakhstan - 0.1%
JSC Halyk Bank of Kazakhstan unit (a)	16,400	89,380
Kenya - 0.2%
Equity Bank Ltd.	491,400	103,668
Safaricom Ltd.	1,071,269	40,859
TOTAL KENYA		144,527
Korea (South) - 7.2%
Amoreg	974	223,282
Asia Pacific Systems, Inc. (a)	7,093	80,196
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,290	31,984
E-Mart Co. Ltd. (a)	854	206,417
Hana Financial Group, Inc.	10,760	367,842
Hyundai Heavy Industries Co. Ltd.	106	29,396
ICD Co. Ltd. (a)	1,702	79,701
KB Financial Group, Inc.	13,520	512,570
Korea Electric Power Corp. (a)	4,870	121,030
KT&G Corp.	3,064	214,402
LG Corp.	3,149	197,362
Orion Corp.	510	310,559
Samsung Electronics Co. Ltd.	1,639	1,615,269
Samsung Engineering Co. Ltd.	940	179,504
Samsung Fire & Marine Insurance Co. Ltd.	1,178	228,099
Samsung Heavy Industries Ltd.	7,740	245,995
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Shinhan Financial Group Co. Ltd. sponsored ADR	1,800	$ 142,488
Tong Yang Life Insurance Co. Ltd.	13,950	161,449
TOTAL KOREA (SOUTH)		4,947,545
Luxembourg - 0.5%
Samsonite International SA	108,600	171,962
Subsea 7 SA (a)	8,700	176,153
TOTAL LUXEMBOURG		348,115
Malaysia - 0.5%
AirAsia Bhd	140,400	163,873
Genting Bhd	53,300	194,870
TOTAL MALAYSIA		358,743
Mexico - 2.2%
America Movil SAB de CV Series L sponsored ADR	18,300	424,743
Cemex SA de CV sponsored ADR	27,800	189,318
Desarrolladora Homex SAB de CV sponsored ADR (a)	4,000	80,800
Grupo Modelo SAB de CV Series C	40,700	252,231
Grupo Televisa SA de CV (CPO) sponsored ADR	20,100	396,372
Wal-Mart de Mexico SA de CV Series V	56,600	174,842
TOTAL MEXICO		1,518,306
Netherlands - 0.1%
ASML Holding NV (Netherlands)	2,300	98,868
Nigeria - 0.4%
Guaranty Trust Bank PLC GDR (Reg. S)	24,400	114,680
Zenith Bank PLC	2,227,225	172,069
TOTAL NIGERIA		286,749
Norway - 0.1%
TGS Nopec Geophysical Co. ASA	3,100	77,561
Peru - 0.4%
Compania de Minas Buenaventura SA sponsored ADR	5,600	240,240
Philippines - 0.7%
Manila Water Co., Inc.	22,100	10,823
Metro Pacific Investments Corp.	1,156,000	94,356
Metropolitan Bank & Trust Co.	64,800	114,624
Robinsons Land Corp.	769,600	252,346
TOTAL PHILIPPINES		472,149
Common Stocks - continued
	Shares	Value
Poland - 0.5%
Eurocash SA	9,400	$ 87,365
Powszechny Zaklad Ubezpieczen SA	2,140	221,577
TOTAL POLAND		308,942
Qatar - 0.1%
Commercial Bank of Qatar GDR (Reg. S)	16,006	72,792
Russia - 4.7%
Bank St. Petersburg OJSC (a)	51,500	160,777
DIXY Group OJSC (a)	8,805	101,970
Gazprom OAO sponsored ADR	12,300	148,215
M Video OJSC (a)	34,100	244,528
Magnit OJSC (a)	1,322	140,882
Magnit OJSC GDR (Reg. S)	6,600	169,554
Magnitogorsk Iron & Steel Works OJSC unit	13,500	80,325
Mobile TeleSystems OJSC sponsored ADR	24,950	418,162
NOVATEK OAO GDR	3,600	484,920
OGK-4 OJSC (a)	1,838,100	154,405
Sberbank (Savings Bank of the Russian Federation)	185,500	552,792
Sistema JSFC sponsored GDR	6,000	116,400
TNK-BP Holding (a)	98,700	284,097
Uralkali JSC GDR (Reg. S)	5,100	181,254
TOTAL RUSSIA		3,238,281
Singapore - 0.8%
First Resources Ltd.	158,000	206,002
Global Logistic Properties Ltd. (a)	229,000	362,293
TOTAL SINGAPORE		568,295
South Africa - 2.6%
Absa Group Ltd.	20,846	395,306
AngloGold Ashanti Ltd.	8,000	366,683
Aspen Pharmacare Holdings Ltd.	10,800	137,746
Blue Label Telecoms Ltd.	108,500	86,741
Impala Platinum Holdings Ltd.	13,400	294,283
JSE Ltd.	16,700	163,416
Life Healthcare Group Holdings Ltd.	44,500	120,673
Naspers Ltd. Class N	5,100	255,581
TOTAL SOUTH AFRICA		1,820,429
Sweden - 0.1%
Lundin Petroleum AB (a)	2,800	63,064
Common Stocks - continued
	Shares	Value
Taiwan - 4.8%
Advanced Semiconductor Engineering, Inc.	252,000	$ 264,926
Asia Cement Corp.	131,000	157,138
Cheng Uei Precision Industries Co. Ltd.	72,000	169,812
Chinatrust Financial Holding Co. Ltd.	386,000	249,116
Chroma ATE, Inc.	40,000	91,502
Far EasTone Telecommunications Co. Ltd.	24,000	46,224
HIWIN Technologies Corp.	20,000	184,829
Hon Hai Precision Industry Co. Ltd. (Foxconn)	50,000	161,007
HTC Corp.	5,000	82,024
Pegatron Corp.	50,000	60,483
Synnex Technology International Corp.	84,000	207,197
Taiwan Fertilizer Co. Ltd.	99,000	256,574
Taiwan Mobile Co. Ltd.	20,000	60,483
Taiwan Semiconductor Manufacturing Co. Ltd.	182,000	482,700
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	28,700	404,096
Unified-President Enterprises Corp.	150,000	221,490
United Microelectronics Corp.	394,000	207,763
TOTAL TAIWAN		3,307,364
Thailand - 1.8%
Bangkok Bank Public Co. Ltd. (For. Reg.)	54,000	290,126
Banpu PCL (For. Reg.)	6,500	123,750
Electricity Generating PCL (For. Reg.)	40,800	120,465
PTT Global Chemical PCL (For. Reg.) (a)	68,900	147,849
PTT PCL (For. Reg.)	32,300	354,372
Siam Cement PCL (For. Reg.)	14,700	191,636
TOTAL THAILAND		1,228,198
Turkey - 0.8%
Aygaz A/S	22,000	111,430
TAV Havalimanlari Holding A/S (a)	42,000	189,093
Turkiye Is Bankasi A/S Series C	66,400	138,637
Turkiye Vakiflar Bankasi TAO	81,000	131,741
TOTAL TURKEY		570,901
United Kingdom - 1.0%
Antofagasta PLC	7,300	148,757
Evraz PLC (a)	25,500	180,203
Hikma Pharmaceuticals PLC	9,241	104,568
Kazakhmys PLC	15,500	277,502
TOTAL UNITED KINGDOM		711,030
Common Stocks - continued
	Shares	Value
United States of America - 1.2%
Cognizant Technology Solutions Corp. Class A (a)	2,900	$ 208,075
Global Payments, Inc.	4,070	203,581
ION Geophysical Corp. (a)	32,500	241,475
Universal Display Corp. (a)	4,127	173,788
TOTAL UNITED STATES OF AMERICA		826,919
TOTAL COMMON STOCKS (Cost $39,133,805)		41,964,543
Nonconvertible Preferred Stocks - 0.7%

Korea (South) - 0.6%
Hyundai Motor Co. Series 2	4,140	243,624
Samsung Electronics Co. Ltd.	250	146,893
TOTAL KOREA (SOUTH)		390,517
Russia - 0.1%
Sberbank (Savings Bank of the Russian Federation) (a)	45,000	98,037
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $496,155)		488,554
Investment Companies - 2.5%

United Kingdom - 1.8%
iPath MSCI India Index ETN (a)	22,160	1,258,688
United States of America - 0.7%
WisdomTree India Earnings ETF	22,870	439,561
TOTAL INVESTMENT COMPANIES (Cost $1,622,071)		1,698,249
Nonconvertible Bonds - 7.2%
		Principal Amount (d)
Bermuda - 0.3%
Qtel International Finance Ltd. 5% 10/19/25 (f)		$ 200,000	202,064
Canada - 0.2%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		100,000	105,350
Cayman Islands - 0.1%
Odebrecht Finance Ltd. 7.5% (f)(g)		100,000	100,250
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Chile - 0.2%
Corporacion Nacional del Cobre de Chile (Codelco) 6.15% 10/24/36 (f)		$ 100,000	$ 125,502
Georgia - 0.1%
Georgian Railway Ltd. 9.875% 7/22/15		100,000	103,000
Indonesia - 0.8%
PT Pertamina Persero 5.25% 5/23/21 (f)		550,000	572,000
Malaysia - 0.2%
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		100,000	140,570
Mexico - 0.8%
Petroleos Mexicanos:
5.5% 1/21/21		250,000	273,125
6.625% (f)(g)		100,000	100,750
8% 5/3/19		150,000	188,625
TOTAL MEXICO			562,500
Mongolia - 0.1%
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13		100,000	98,000
Netherlands - 0.8%
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		100,000	105,000
9.125% 7/2/18 (f)		150,000	181,875
11.75% 1/23/15 (f)		100,000	121,000
Majapahit Holding BV 8% 8/7/19 (f)		100,000	120,000
TOTAL NETHERLANDS			527,875
Philippines - 0.5%
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (f)		150,000	182,250
7.39% 12/2/24 (f)		125,000	155,000
TOTAL PHILIPPINES			337,250
Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (f)		100,000	119,000
Venezuela - 2.9%
Petroleos de Venezuela SA:
4.9% 10/28/14		1,300,000	1,092,000
5.5% 4/12/37		600,000	301,500
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Venezuela - continued
Petroleos de Venezuela SA: - continued
8.5% 11/2/17 (f)		$ 450,000	$ 361,125
12.75% 2/17/22 (f)		300,000	263,250
TOTAL VENEZUELA			2,017,875
TOTAL NONCONVERTIBLE BONDS (Cost $4,851,110)			5,011,236
Government Obligations - 22.9%

Argentina - 0.6%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		120,043	95,134
7% 10/3/15		325,000	309,102
TOTAL ARGENTINA			404,236
Belarus - 0.4%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		225,000	209,250
8.95% 1/26/18		100,000	91,750
TOTAL BELARUS			301,000
Belize - 0.1%
Belize Government 6% 2/20/29 (e)(f)		150,000	85,500
Bermuda - 0.2%
Bermuda Government 5.603% 7/20/20 (f)		100,000	111,000
Brazil - 2.1%
Brazilian Federative Republic:
5.625% 1/7/41		100,000	115,400
7.125% 1/20/37		200,000	273,000
10.125% 5/15/27		150,000	248,250
12.25% 3/6/30		350,000	672,875
12.75% 1/15/20		100,000	167,500
TOTAL BRAZIL			1,477,025
Government Obligations - continued
		Principal Amount (d)	Value
Colombia - 1.2%
Colombian Republic:
10.375% 1/28/33		$ 250,000	$ 416,250
11.75% 2/25/20		280,000	441,000
TOTAL COLOMBIA			857,250
Congo - 0.1%
Congo Republic 3% 6/30/29 (e)		95,000	70,300
Croatia - 0.4%
Croatia Republic:
6.375% 3/24/21 (f)		200,000	185,500
6.625% 7/14/20 (f)		100,000	94,750
TOTAL CROATIA			280,250
Ecuador - 0.3%
Ecuador Republic 9.375% 12/15/15 (f)		236,000	237,180
El Salvador - 0.3%
El Salvador Republic 7.375% 12/1/19 (f)		175,000	189,000
Gabon - 0.2%
Gabonese Republic 8.2% 12/12/17 (f)		100,000	116,000
Ghana - 0.2%
Ghana Republic 8.5% 10/4/17 (f)		100,000	110,500
Hungary - 0.4%
Hungarian Republic:
4.75% 2/3/15		215,000	201,025
7.625% 3/29/41		100,000	92,380
TOTAL HUNGARY			293,405
Iceland - 0.1%
Republic of Iceland 4.875% 6/16/16 (f)		100,000	100,500
Indonesia - 0.9%
Indonesian Republic:
7.75% 1/17/38 (f)		175,000	238,438
8.5% 10/12/35 (f)		100,000	145,250
11.625% 3/4/19 (f)		175,000	260,313
TOTAL INDONESIA			644,001
Iraq - 0.6%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		550,000	424,875
Ivory Coast - 0.8%
Ivory Coast 3.75% 12/31/32 (c)(e)		900,000	522,000
Government Obligations - continued
		Principal Amount (d)	Value
Lebanon - 0.5%
Lebanese Republic 11.625% 5/11/16 (Reg. S)		$ 250,000	$ 318,125
Lithuania - 0.6%
Lithuanian Republic:
6.125% 3/9/21 (f)		100,000	98,500
6.625% 2/1/22 (f)		200,000	203,000
7.375% 2/11/20 (f)		100,000	108,000
TOTAL LITHUANIA			409,500
Mexico - 1.8%
United Mexican States:
5.75% 10/12/10		474,000	497,700
6.05% 1/11/40		200,000	242,500
6.75% 9/27/34		200,000	260,000
7.5% 4/8/33		100,000	139,250
8% 12/19/13	MXN	1,300,000	105,755
TOTAL MEXICO			1,245,205
Namibia - 0.3%
Namibia Republic of 5.5% 11/3/21 (f)		200,000	204,500
Nigeria - 0.8%
Republic of Nigeria 6.75% 1/28/21 (f)		550,000	578,875
Panama - 0.5%
Panamanian Republic:
8.875% 9/30/27		55,000	81,950
9.375% 4/1/29		150,000	237,000
TOTAL PANAMA			318,950
Peru - 0.8%
Peruvian Republic 8.75% 11/21/33		345,000	526,125
Philippines - 1.5%
Philippine Republic:
6.5% 1/20/20		135,000	161,663
7.75% 1/14/31		125,000	170,000
10.625% 3/16/25		425,000	680,000
TOTAL PHILIPPINES			1,011,663
Government Obligations - continued
		Principal Amount (d)	Value
Poland - 0.1%
Polish Government:
5% 3/23/22		$ 35,000	$ 35,525
6.375% 7/15/19		45,000	50,681
TOTAL POLAND			86,206
Qatar - 0.3%
State of Qatar 5.75% 1/20/42 (f)		200,000	212,000
Romania - 0.1%
Romanian Republic 6.75% 2/7/22		100,000	99,107
Russia - 2.1%
Russian Federation:
7.5% 3/31/30 (Reg. S)		751,500	890,528
11% 7/24/18 (Reg. S)		200,000	279,000
12.75% 6/24/28 (Reg. S)		175,000	306,250
TOTAL RUSSIA			1,475,778
Serbia - 0.4%
Republic of Serbia:
6.75% 11/1/24 (f)		43,333	40,733
7.25% 9/28/21 (f)		200,000	198,500
TOTAL SERBIA			239,233
South Africa - 0.2%
South African Republic 4.665% 1/17/24		100,000	101,000
Sri Lanka - 0.1%
Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (f)		100,000	99,500
Turkey - 2.2%
Turkish Republic:
7% 6/5/20		300,000	331,140
7.5% 7/14/17		200,000	226,260
10% 12/4/13	TRY	350,000	199,237
11.875% 1/15/30		450,000	731,250
TOTAL TURKEY			1,487,887
Ukraine - 0.5%
Ukraine Government:
6.25% 6/17/16 (f)		200,000	175,500
Government Obligations - continued
		Principal Amount (d)	Value
Ukraine - continued
Ukraine Government: - continued
7.65% 6/11/13 (f)		$ 100,000	$ 97,380
7.75% 9/23/20 (f)		100,000	88,130
TOTAL UKRAINE			361,010
Uruguay - 0.2%
Uruguay Republic 7.625% 3/21/36		75,000	103,500
Venezuela - 1.0%
Venezuelan Republic:
11.75% 10/21/26 (Reg. S)		300,000	264,000
11.95% 8/5/31 (Reg. S)		350,000	305,375
12.75% 8/23/22		150,000	144,000
TOTAL VENEZUELA			713,375
TOTAL GOVERNMENT OBLIGATIONS (Cost $15,707,229)			15,815,561
Money Market Funds - 4.5%
	Shares
Fidelity Cash Central Fund, 0.12% (b) (Cost $3,135,154)	3,135,154	3,135,154
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $64,945,524)		68,113,297
NET OTHER ASSETS (LIABILITIES) - 1.5%		1,035,165
NET ASSETS - 100%		$ 69,148,462
Currency Abbreviations
MXN	-	Mexican peso
TRY	-	New Turkish Lira
Security Type Abbreviations
ETF - Exchange-Traded Fund
ETN - Exchange-Traded Note
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,834,822 or 9.9% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 874
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Brazil	$ 7,303,299	$ 7,303,299	$ -	$ -
Korea (South)	5,338,062	4,704,462	633,600	-
China	4,541,693	3,840,861	700,832	-
Russia	3,336,318	3,336,318	-	-
Taiwan	3,307,364	2,351,975	955,389	-
Cayman Islands	2,063,164	2,063,164	-	-
Hong Kong	2,020,196	2,009,976	10,220	-
South Africa	1,820,429	1,453,746	366,683	-
Mexico	1,518,306	1,518,306	-	-
Other	11,204,266	11,105,398	98,868	-
Investment Companies	1,698,249	1,698,249	-	-
Corporate Bonds	5,011,236	-	5,011,236	-
Government Obligations	15,815,561	-	15,815,561	-
Money Market Funds	3,135,154	3,135,154	-	-
Total Investments in Securities:	$ 68,113,297	$ 44,520,908	$ 23,592,389	$ -
Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $65,029,746. Net unrealized appreciation aggregated $3,083,551, of which $3,709,803 related to appreciated investment securities and $626,252 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and foreign government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded Funds (ETFs) and Exchange-traded notes (ETNs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Total International
Equity Fund

January 31, 2012

1.863104.104

TIE-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Argentina - 0.0%
Telecom Argentina SA Class B sponsored ADR	2,900	$ 60,755
Australia - 4.5%
Australia & New Zealand Banking Group Ltd.	92,263	2,097,032
Coca-Cola Amatil Ltd.	46,816	574,033
Commonwealth Bank of Australia	65,822	3,539,950
CSL Ltd.	41,784	1,380,861
Newcrest Mining Ltd.	32,404	1,159,971
Newcrest Mining Ltd. sponsored ADR	2,284	82,064
Origin Energy Ltd.	23,502	343,308
OZ Minerals Ltd.	43,958	509,124
Ramsay Health Care Ltd.	1,506	30,345
Sydney Airport unit	335,989	952,351
Telstra Corp. Ltd.	277,224	980,022
Westfield Group unit	87,004	785,089
WorleyParsons Ltd.	30,770	891,440
TOTAL AUSTRALIA		13,325,590
Austria - 0.5%
Andritz AG	10,479	971,893
Erste Bank AG	2,900	63,685
Raiffeisen International Bank-Holding AG	2,000	68,013
Zumtobel AG	22,137	402,317
TOTAL AUSTRIA		1,505,908
Bailiwick of Guernsey - 0.2%
Resolution Ltd.	132,694	571,122
Bailiwick of Jersey - 1.1%
Informa PLC	63,113	388,912
Randgold Resources Ltd. sponsored ADR	14,160	1,620,046
Wolseley PLC	34,063	1,179,422
TOTAL BAILIWICK OF JERSEY		3,188,380
Belgium - 1.4%
Anheuser-Busch InBev SA NV	51,271	3,117,097
Gimv NV	1,320	64,433
Umicore SA	18,485	859,388
TOTAL BELGIUM		4,040,918
Bermuda - 1.3%
African Minerals Ltd. (a)	18,264	144,640
Aquarius Platinum Ltd. (Australia)	85,962	241,832
Beijing Enterprises Water Group Ltd. (a)	684,000	187,862
Common Stocks - continued
	Shares	Value
Bermuda - continued
Cheung Kong Infrastructure Holdings Ltd.	52,000	$ 296,032
CNPC (Hong Kong) Ltd.	96,000	151,515
Cosco Pacific Ltd.	102,000	141,783
Credicorp Ltd. (NY Shares)	2,871	326,318
Lazard Ltd. Class A	18,870	541,946
Li & Fung Ltd.	436,000	953,491
NWS Holdings Ltd.	154,849	250,785
Trinity Ltd.	518,000	416,791
TOTAL BERMUDA		3,652,995
Brazil - 4.7%
Arezzo Industria e Comercio SA	26,800	448,507
Banco ABC Brasil SA	8,900	64,030
Banco Bradesco SA (PN) sponsored ADR	66,500	1,189,020
Banco do Estado do Rio Grande do Sul SA	41,600	479,048
Banco Pine SA	4,300	32,363
BM&F Bovespa SA	81,100	510,124
BR Malls Participacoes SA	63,300	690,895
Braskem SA Class A sponsored ADR	46,790	843,156
Cetip SA	7,300	112,600
Cia.Hering SA	3,500	84,135
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	15,400	514,215
Companhia de Saneamento de Minas Gerais	10,700	236,941
Eletropaulo Metropolitana SA (PN-B)	18,500	383,405
Gerdau SA sponsored ADR	32,800	311,600
Hypermarcas SA	40,200	244,348
Iguatemi Empresa de Shopping Centers SA	16,000	340,751
Itau Unibanco Banco Multiplo SA sponsored ADR	50,170	1,001,393
Klabin SA (PN) (non-vtg.)	68,100	315,711
Multiplan Empreendimentos Imobiliarios SA	31,000	709,707
Multiplus SA	15,500	272,527
Odontoprev SA	3,400	56,822
OGX Petroleo e Gas Participacoes SA (a)	68,100	645,064
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	17,500	246,094
(PN) sponsored ADR	58,100	1,622,733
Qualicorp SA	16,000	158,333
T4F Entretenimento SA	4,600	33,041
Tegma Gestao Logistica SA	16,800	254,615
TIM Participacoes SA sponsored ADR	12,061	347,960
Totvs SA	2,000	34,386
Common Stocks - continued
	Shares	Value
Brazil - continued
Ultrapar Participacoes SA	22,400	$ 453,205
Vale SA (PN-A) sponsored ADR	49,900	1,208,079
TOTAL BRAZIL		13,844,808
British Virgin Islands - 0.1%
Mail.ru Group Ltd.:
GDR (a)(e)	7,900	260,700
GDR (Reg. S) (a)	800	26,400
TOTAL BRITISH VIRGIN ISLANDS		287,100
Canada - 1.2%
Agnico-Eagle Mines Ltd. (Canada)	17,740	665,018
Eldorado Gold Corp.	18,900	286,304
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,095	444,443
First Quantum Minerals Ltd.	16,900	370,106
Goldcorp, Inc.	12,694	613,971
Niko Resources Ltd.	7,670	374,723
Open Text Corp. (a)	8,950	453,592
Pan American Silver Corp.	5,100	116,688
Petrominerales Ltd.	1,625	33,918
TAG Oil Ltd. (a)	4,200	34,346
Tuscany International Drilling, Inc. (a)	39,600	27,644
Tuscany International Drilling, Inc. (a)(e)	1,900	1,326
TOTAL CANADA		3,422,079
Cayman Islands - 1.2%
Baidu.com, Inc. sponsored ADR (a)	7,115	907,305
Changyou.com Ltd. (A Shares) ADR (a)	700	18,018
China Liansu Group Holdings Ltd.	56,000	29,750
China Lilang Ltd.	31,000	28,421
China Shanshui Cement Group Ltd.	438,000	321,924
Country Garden Holdings Co. Ltd.	696,000	298,853
Eurasia Drilling Co. Ltd. GDR (Reg. S)	9,300	244,590
EVA Precision Industrial Holdings Ltd.	46,000	8,245
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	5,800	138,156
NVC Lighting Holdings Ltd.	763,000	313,848
Sands China Ltd.	210,400	712,163
Shenguan Holdings Group Ltd.	106,000	60,277
Shenzhou International Group Holdings Ltd.	125,000	178,266
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Uni-President China Holdings Ltd.	147,000	$ 86,624
Vantage Drilling Co. (a)	15,200	18,848
TOTAL CAYMAN ISLANDS		3,365,288
Chile - 0.1%
CFR Pharmaceuticals SA	1,001,629	243,459
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	2,700	158,598
TOTAL CHILE		402,057
China - 2.0%
Angang Steel Co. Ltd. (H Shares)	230,000	165,488
Bank of China Ltd. (H Shares)	1,477,000	634,204
China BlueChemical Ltd. (H shares)	226,000	171,644
China CITIC Bank Corp. Ltd. (H Shares)	786,000	501,686
China Communications Construction Co. Ltd. (H Shares)	462,000	429,518
China Communications Services Corp. Ltd. (H Shares)	574,000	256,090
China Construction Bank Corp. (H Shares)	1,478,000	1,183,505
China Minsheng Banking Corp. Ltd. (H Shares)	573,000	529,759
China Petroleum & Chemical Corp.:
(H Shares)	338,000	407,835
sponsored ADR (H Shares)	3,800	456,570
China Ship Container Lines Co. Ltd. (H Shares) (a)	399,000	88,492
China Southern Airlines Ltd. (H Shares) (a)	496,000	255,827
Great Wall Motor Co. Ltd. (H Shares)	236,500	405,590
Huadian Power International Corp. Ltd. (H shares) (a)	528,000	121,868
Industrial & Commercial Bank of China Ltd. (H Shares)	235,285	164,740
Maanshan Iron & Steel Ltd. (H Shares)	360,000	124,406
Yantai Changyu Pioneer Wine Co. (B Shares)	6,290	65,988
TOTAL CHINA		5,963,210
Colombia - 0.1%
Almacenes Exito SA	10,378	141,033
Ecopetrol SA ADR	4,300	219,601
TOTAL COLOMBIA		360,634
Czech Republic - 0.3%
Ceske Energeticke Zavody A/S	10,800	436,003
Philip Morris CR A/S	300	181,203
Telefonica Czech Republic A/S	11,000	219,199
TOTAL CZECH REPUBLIC		836,405
Common Stocks - continued
	Shares	Value
Denmark - 1.2%
Novo Nordisk A/S Series B sponsored ADR	21,100	$ 2,514,698
William Demant Holding A/S (a)	11,510	953,268
TOTAL DENMARK		3,467,966
Egypt - 0.0%
Commercial International Bank Ltd. sponsored GDR	18,213	71,759
Finland - 0.7%
Nokian Tyres PLC	30,502	1,089,535
Outotec Oyj	16,312	857,252
TOTAL FINLAND		1,946,787
France - 4.9%
Alstom SA	29,490	1,123,972
Atos Origin SA	7,714	387,640
Audika SA	1,000	19,619
BNP Paribas SA	34,451	1,458,598
Casino Guichard Perrachon SA	3,250	289,057
Danone	25,980	1,603,372
Euler Hermes SA	3,532	233,571
GDF Suez	38,400	1,042,175
Laurent-Perrier Group	859	85,950
Pernod Ricard SA	9,100	873,513
PPR SA	8,200	1,290,240
Remy Cointreau SA	7,452	656,060
Safran SA	35,714	1,112,683
Saft Groupe SA	3,229	97,771
Sanofi-aventis	45,068	3,341,218
Unibail-Rodamco	2,921	560,853
Vetoquinol SA	1,000	31,914
Virbac SA	520	72,774
TOTAL FRANCE		14,280,980
Georgia - 0.0%
Bank of Georgia GDR (Reg. S)	8,500	118,575
Germany - 5.5%
Allianz AG	21,769	2,393,421
alstria office REIT-AG	26,500	316,556
BASF AG	14,023	1,078,106
Bayer AG	31,293	2,191,375
Bilfinger Berger AG	1,117	102,415
CompuGROUP Holding AG	2,746	29,757
CTS Eventim AG	4,949	160,208
Common Stocks - continued
	Shares	Value
Germany - continued
Daimler AG (Germany)	29,114	$ 1,608,675
Deutsche Post AG	38,496	639,456
E.ON AG	54,035	1,155,184
Fielmann AG	1,079	111,900
HeidelbergCement Finance AG	15,000	737,193
Linde AG	13,649	2,165,473
MAN SE	5,738	603,103
Siemens AG	10,379	980,079
Siemens AG sponsored ADR	15,669	1,477,430
Software AG (Bearer)	2,059	67,084
Volkswagen AG	2,359	381,054
TOTAL GERMANY		16,198,469
Hong Kong - 1.8%
China Mobile Ltd.	107,500	1,098,636
China Power International Development Ltd.	1,597,000	405,672
China Unicom Ltd.	104,000	191,416
CNOOC Ltd.	394,000	802,662
Guangdong Investment Ltd.	390,000	225,795
Henderson Land Development Co. Ltd.	102,000	553,715
Hong Kong Exchanges and Clearing Ltd.	60,700	1,053,508
Lenovo Group Ltd.	372,000	297,878
Power Assets Holdings Ltd.	100,000	721,447
Sinotruk Hong Kong Ltd.	80,000	45,182
TOTAL HONG KONG		5,395,911
Hungary - 0.1%
Magyar Telekom PLC	152,900	363,578
India - 1.5%
Apollo Tyres Ltd.	22,339	32,686
Bank of Baroda	27,671	430,844
Bharat Petroleum Corp. Ltd.	6,253	72,254
Bharti Airtel Ltd.	93,064	687,337
Cairn India Ltd. (a)	8,762	60,032
Canara Bank	7,291	69,221
Hero Motocorp Ltd.	2,441	91,818
Hindustan Unilever Ltd.	39,394	301,492
Housing Development and Infrastructure Ltd. (a)	40,153	64,509
Housing Development Finance Corp. Ltd.	51,025	719,131
Jyothy Laboratories Ltd.	15,069	49,926
Punjab National Bank	1,292	25,609
Tata Consultancy Services Ltd.	18,246	417,283
Common Stocks - continued
	Shares	Value
India - continued
Tata Motors Ltd.	74,023	$ 364,397
Tata Steel Ltd.	47,379	431,353
Ultratech Cemco Ltd.	13,606	333,796
United Phosphorous Ltd.	36,726	109,477
TOTAL INDIA		4,261,165
Indonesia - 1.2%
PT Astra International Tbk	74,000	649,457
PT Bank Mandiri (Persero) Tbk	324,000	241,469
PT Bank Rakyat Indonesia Tbk	781,500	595,472
PT Bank Tabungan Negara Tbk	3,500	467
PT Bumi Serpong Damai Tbk	1,417,900	165,606
PT Ciputra Development Tbk	1,759,500	111,559
PT Gadjah Tunggal Tbk	331,000	106,774
PT Global Mediacom Tbk	77,000	9,507
PT Gudang Garam Tbk	57,000	361,402
PT Indocement Tunggal Prakarsa Tbk	159,500	300,727
PT Indosat Tbk	518,000	314,028
PT Mitra Adiperkasa Tbk	29,000	18,387
PT Semen Gresik (Persero) Tbk	67,500	84,844
PT Summarecon Agung Tbk	587,500	78,421
PT Tower Bersama Infrastructure Tbk	897,000	239,467
PT United Tractors Tbk	39,000	122,987
PT XL Axiata Tbk	102,500	51,022
TOTAL INDONESIA		3,451,596
Ireland - 0.6%
CRH PLC sponsored ADR	49,904	994,587
James Hardie Industries NV sponsored ADR	19,945	748,336
TOTAL IRELAND		1,742,923
Israel - 0.1%
Azrieli Group	12,382	302,911
Ituran Location & Control Ltd.	4,861	63,825
TOTAL ISRAEL		366,736
Italy - 1.6%
Azimut Holding SpA	11,014	93,565
ENI SpA	100,400	2,224,379
Fiat Industrial SpA (a)	127,214	1,246,258
Common Stocks - continued
	Shares	Value
Italy - continued
Interpump Group SpA	57,391	$ 425,616
Intesa Sanpaolo SpA	394,789	753,892
TOTAL ITALY		4,743,710
Japan - 13.2%
Aeon Credit Service Co. Ltd.	34,600	529,689
Air Water, Inc.	72,000	948,288
Aozora Bank Ltd.	442,000	1,229,227
Asahi Co. Ltd.	2,400	48,202
Astellas Pharma, Inc.	19,600	804,775
Autobacs Seven Co. Ltd.	15,200	702,873
Canon, Inc.	13,600	583,708
Chubu Electric Power Co., Inc.	45,500	836,823
Credit Saison Co. Ltd.	26,500	539,177
Daikoku Denki Co. Ltd.	3,600	37,119
Daikokutenbussan Co. Ltd.	3,800	110,665
Denso Corp.	63,000	1,871,901
Dentsu, Inc.	15,200	507,863
Fanuc Corp.	13,300	2,234,986
Fast Retailing Co. Ltd.	2,800	556,474
FCC Co. Ltd.	5,200	110,235
GCA Savvian Group Corp.	39	42,924
Glory Ltd.	2,100	45,702
Goldcrest Co. Ltd.	2,100	36,364
Honda Motor Co. Ltd.	79,500	2,743,313
INPEX Corp.	88	600,289
Itochu Corp.	121,400	1,320,223
Japan Retail Fund Investment Corp.	523	758,120
Japan Tobacco, Inc.	393	1,933,294
JSR Corp.	33,700	688,766
JX Holdings, Inc.	112,300	677,660
Kamigumi Co. Ltd.	9,000	79,221
KDDI Corp.	93	589,256
Keyence Corp.	4,110	1,023,861
Kobayashi Pharmaceutical Co. Ltd.	13,000	668,503
Kyoto Kimono Yuzen Co. Ltd.	3,800	47,407
Meiko Network Japan Co. Ltd.	3,700	34,122
Miraial Co. Ltd.	300	4,270
Mitsubishi Corp.	60,500	1,380,159
Mitsubishi Estate Co. Ltd.	25,000	399,121
Nabtesco Corp.	5,200	110,508
Nagaileben Co. Ltd.	3,400	49,686
Common Stocks - continued
	Shares	Value
Japan - continued
Nihon M&A Center, Inc.	16	$ 79,129
Nihon Parkerizing Co. Ltd.	5,000	66,050
Nippon Seiki Co. Ltd.	3,000	35,537
Nippon Telegraph & Telephone Corp.	35,400	1,775,617
Nippon Thompson Co. Ltd.	19,000	112,659
Obic Co. Ltd.	3,570	691,240
ORIX Corp.	6,470	605,157
Osaka Securities Exchange Co. Ltd.	115	672,078
OSG Corp.	3,700	55,381
Santen Pharmaceutical Co. Ltd.	12,900	527,981
Seven & i Holdings Co., Ltd.	54,600	1,537,080
Seven Bank Ltd.	304,300	638,699
SHO-BOND Holdings Co. Ltd.	15,200	385,234
Shoei Co. Ltd.	2,900	19,782
Sumitomo Mitsui Financial Group, Inc.	58,400	1,867,404
The Nippon Synthetic Chemical Industry Co. Ltd.	11,000	66,955
Toray Industries, Inc.	120,000	900,433
Tsumura & Co.	3,000	89,374
Tsutsumi Jewelry Co. Ltd.	1,500	35,832
Unicharm Corp.	16,000	840,614
USS Co. Ltd.	20,940	1,999,780
Yamatake Corp.	1,900	41,798
Yamato Kogyo Co. Ltd.	25,100	789,252
TOTAL JAPAN		38,717,840
Korea (South) - 3.8%
BS Financial Group, Inc. (a)	31,180	353,919
Cheil Worldwide, Inc.	1,680	26,024
CJ CheilJedang Corp.	1,031	282,701
CJ Corp.	14	966
Daelim Industrial Co.	2,796	268,831
Dongbu Insurance Co. Ltd.	4,430	189,305
Hana Financial Group, Inc.	13,910	475,528
Hotel Shilla Co.	7,690	302,598
Hyundai Department Store Co. Ltd.	2,732	445,092
Hyundai Fire & Marine Insurance Co. Ltd.	10,600	311,414
Hyundai Heavy Industries Co. Ltd.	1,543	427,900
Hyundai Hysco Co. Ltd.	3,210	112,595
Hyundai Motor Co.	6,177	1,215,312
Industrial Bank of Korea	29,210	328,958
Kia Motors Corp.	9,400	564,871
KT&G Corp.	4,825	337,627
Common Stocks - continued
	Shares	Value
Korea (South) - continued
LG Chemical Ltd.	1,090	$ 362,924
LIG Non-Life Insurance Co. Ltd.	7,280	157,167
Lotte Samkang Co. Ltd.	40	14,084
NCsoft Corp.	101	26,480
Nong Shim Co. Ltd.	1,317	277,290
Orion Corp.	443	269,760
Paradise Co. Ltd.	12,292	102,865
Samsung Electronics Co. Ltd.	2,472	2,436,205
Samsung Heavy Industries Ltd.	9,820	312,103
Shinhan Financial Group Co. Ltd.	16,390	652,965
SK Chemicals Co. Ltd.	4,917	282,781
SK Energy Co. Ltd.	2,994	453,126
SK Telecom Co. Ltd.	505	64,060
Sung Kwang Bend Co. Ltd.	3,285	62,292
TK Corp. (a)	106	2,340
TOTAL KOREA (SOUTH)		11,120,083
Luxembourg - 0.0%
GlobeOp Financial Services SA	12,800	71,613
Malaysia - 0.3%
Axiata Group Bhd	232,200	356,526
Genting Bhd	79,800	291,756
IJM Plantation Bhd	86,100	93,418
TOTAL MALAYSIA		741,700
Mexico - 0.9%
Cemex SA de CV sponsored ADR (d)	45,778	311,748
Grupo Modelo SAB de CV Series C	110,666	685,834
Urbi, Desarrollos Urbanos, SA de CV (a)	157,900	224,927
Wal-Mart de Mexico SA de CV Series V	469,900	1,451,558
TOTAL MEXICO		2,674,067
Netherlands - 2.0%
Aalberts Industries NV	6,200	116,247
AEGON NV (a)	88,700	430,884
ASM International NV unit	1,650	54,962
ASML Holding NV	30,700	1,319,793
ING Groep NV:
(Certificaten Van Aandelen) (a)	122,596	1,118,431
sponsored ADR (a)	19,682	179,303
Koninklijke KPN NV	52,905	579,872
Koninklijke Philips Electronics NV	37,500	759,496
Common Stocks - continued
	Shares	Value
Netherlands - continued
QIAGEN NV (a)	21,900	$ 354,342
Unilever NV (Certificaten Van Aandelen) (Bearer)	25,200	839,737
TOTAL NETHERLANDS		5,753,067
Nigeria - 0.1%
Guaranty Trust Bank PLC GDR (Reg. S)	29,746	139,806
Norway - 0.5%
Orkla ASA (A Shares)	107,100	867,949
Telenor ASA	42,911	699,533
TOTAL NORWAY		1,567,482
Panama - 0.1%
Copa Holdings SA Class A	4,700	320,258
Papua New Guinea - 0.0%
Oil Search Ltd. ADR	4,307	30,177
Philippines - 0.1%
Globe Telecom, Inc.	11,325	307,687
Jollibee Food Corp.	25,100	57,248
Megaworld Corp.	70,000	2,792
TOTAL PHILIPPINES		367,727
Poland - 0.0%
Warsaw Stock Exchange	2,600	32,311
Portugal - 0.3%
Jeronimo Martins SGPS SA (a)	59,825	998,837
Qatar - 0.1%
Commercial Bank of Qatar GDR (Reg. S)	32,797	149,155
Russia - 1.4%
Cherkizovo Group OJSC GDR (a)	11,518	143,345
Gazprom OAO sponsored ADR	64,115	772,586
Lukoil Oil Co. sponsored ADR	12,755	744,127
Mobile TeleSystems OJSC sponsored ADR	26,700	447,492
NOVATEK OAO GDR	4,700	633,090
Rosneft Oil Co. OJSC GDR (Reg. S)	78,700	580,019
Sberbank (Savings Bank of the Russian Federation)	300,100	894,302
TOTAL RUSSIA		4,214,961
Singapore - 0.7%
First Resources Ltd.	74,000	96,482
Common Stocks - continued
	Shares	Value
Singapore - continued
Singapore Telecommunications Ltd.	431,000	$ 1,062,209
United Overseas Bank Ltd.	72,746	1,002,835
TOTAL SINGAPORE		2,161,526
South Africa - 1.4%
African Bank Investments Ltd.	86,900	405,722
African Rainbow Minerals Ltd.	25,463	600,340
Barloworld Ltd.	17,600	197,099
City Lodge Hotels Ltd.	3,200	31,587
Clicks Group Ltd.	61,747	313,561
Foschini Ltd.	21,598	300,136
Imperial Holdings Ltd.	23,900	423,779
JSE Ltd.	54,800	536,238
Life Healthcare Group Holdings Ltd.	108,907	295,330
Mr Price Group Ltd.	47,305	521,893
Murray & Roberts Holdings Ltd. (a)	17,500	59,991
Sasol Ltd.	2,100	107,423
Sasol Ltd. sponsored ADR	6,100	313,174
TOTAL SOUTH AFRICA		4,106,273
Spain - 1.6%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	166,128	1,455,281
Grifols SA (a)	1,746	31,857
Inditex SA	10,552	920,559
Prosegur Compania de Seguridad SA (Reg.)	13,451	620,513
Red Electrica Corporacion SA	6,600	303,561
Repsol YPF SA	45,618	1,252,987
TOTAL SPAIN		4,584,758
Sweden - 1.0%
Fagerhult AB	12,600	329,727
H&M Hennes & Mauritz AB (B Shares)	37,615	1,231,529
Intrum Justitia AB	7,600	119,832
Svenska Handelsbanken AB (A Shares)	7,400	221,935
Swedbank AB (A Shares)	19,100	274,341
Swedish Match Co. AB	20,950	729,646
TOTAL SWEDEN		2,907,010
Switzerland - 6.7%
Bank Sarasin & Co. Ltd. Series B (Reg.)	3,577	108,447
Compagnie Financiere Richemont SA unit	5,400	30,627
Nestle SA	129,188	7,405,233
Roche Holding AG (participation certificate)	36,825	6,234,540
Common Stocks - continued
	Shares	Value
Switzerland - continued
Schindler Holding AG:
(participation certificate)	4,477	$ 520,067
(Reg.)	1,090	126,974
Swatch Group AG (Bearer)	2,840	1,196,797
Syngenta AG (Switzerland)	2,920	886,970
UBS AG (NY Shares) (a)	103,146	1,401,754
Zurich Financial Services AG	7,073	1,698,596
TOTAL SWITZERLAND		19,610,005
Taiwan - 1.5%
Advanced Semiconductor Engineering, Inc.	65,000	68,334
Advanced Semiconductor Engineering, Inc. sponsored ADR	25,400	133,858
Chinatrust Financial Holding Co. Ltd.	481,000	310,427
Chroma ATE, Inc.	116	265
E.Sun Financial Holdings Co. Ltd.	469,000	220,277
Formosa Plastics Corp.	143,000	416,510
Hon Hai Precision Industry Co. Ltd. (Foxconn)	284,000	914,519
HTC Corp.	10,565	173,317
Leofoo Development Co. Ltd. (a)	3,858	2,418
Taiwan Cement Corp.	318,179	396,716
Taiwan Mobile Co. Ltd.	18,000	54,435
Taiwan Semiconductor Manufacturing Co. Ltd.	455,035	1,206,842
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	12,700	178,816
Wistron Corp.	194,000	291,049
TOTAL TAIWAN		4,367,783
Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)	88,700	432,194
Bangkok Expressway PCL (For.Reg.)	191,400	115,495
Charoen Pokphand Foods PCL (For. Reg.)	150,000	169,409
PTT Global Chemical PCL (For. Reg.) (a)	68,311	146,585
PTT PCL (For. Reg.)	38,800	425,686
Siam Commercial Bank PCL (For. Reg.)	119,800	467,757
Total Access Communication PCL (For. Reg.)	200	432
TOTAL THAILAND		1,757,558
Turkey - 1.1%
Albaraka Turk Katilim Bankasi A/S	59,494	55,245
Anadolu Efes Biracilik ve Malt Sanayii A/S	22,000	307,671
Aygaz A/S	29,010	146,936
Boyner Buyuk Magazacilik A/S (a)	30,049	47,689
Coca-Cola Icecek A/S	45,789	599,130
Eregli Demir ve Celik Fabrikalari T.A.S.	57,025	124,839
Common Stocks - continued
	Shares	Value
Turkey - continued
Ford Otomotiv Sanayi A/S	12,000	$ 107,378
Tekfen Holding A/S	20,000	68,659
Tupras-Turkiye Petrol Rafinerileri A/S	11,313	257,852
Turkiye Garanti Bankasi A/S	373,200	1,348,384
Turkiye Halk Bankasi A/S	11,000	72,430
Turkiye Vakiflar Bankasi TAO	44,000	71,563
Yapi ve Kredi Bankasi A/S (a)	34,000	63,144
TOTAL TURKEY		3,270,920
United Kingdom - 18.5%
Aegis Group PLC	204,249	507,953
AMEC PLC	4,459	70,555
Anglo American PLC (United Kingdom)	29,400	1,215,815
Aviva PLC	112,672	621,440
Babcock International Group PLC	72,300	831,227
Barclays PLC	380,254	1,275,176
Bellway PLC	7,028	81,631
BG Group PLC	133,677	3,002,118
BHP Billiton PLC ADR	57,100	3,844,543
BP PLC sponsored ADR	80,387	3,690,567
British American Tobacco PLC (United Kingdom)	18,100	833,578
British Land Co. PLC	69,100	532,093
Britvic PLC	17,300	93,791
Centrica PLC	159,375	736,947
Compass Group PLC	103,900	964,466
Dechra Pharmaceuticals PLC	8,600	71,292
Derwent London PLC	2,000	52,733
Evraz PLC (a)	17,300	122,255
GlaxoSmithKline PLC sponsored ADR	92,100	4,102,134
Great Portland Estates PLC	15,772	89,559
H&T Group PLC	11,664	63,419
HSBC Holdings PLC sponsored ADR	69,500	2,907,185
Imperial Tobacco Group PLC	35,872	1,283,328
InterContinental Hotel Group PLC ADR	53,590	1,095,380
International Personal Finance PLC	35,509	106,496
International Power PLC	136,261	720,263
Johnson Matthey PLC	27,492	888,645
Meggitt PLC	25,298	144,727
Micro Focus International PLC	6,378	42,489
National Grid PLC	200,597	1,997,751
Next PLC	8,300	342,586
Persimmon PLC	6,337	52,582
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Prudential PLC	121,938	$ 1,348,929
Reckitt Benckiser Group PLC	17,738	943,764
Reed Elsevier PLC	105,500	872,907
Rolls-Royce Group PLC	89,952	1,042,677
Rotork PLC	20,503	614,265
Royal Dutch Shell PLC Class A sponsored ADR	96,199	6,864,761
SABMiller PLC	32,863	1,247,153
Scottish & Southern Energy PLC	41,157	793,280
Serco Group PLC	86,275	690,725
Shaftesbury PLC	42,733	337,073
Spectris PLC	4,470	107,855
Spirax-Sarco Engineering PLC	5,004	156,070
Standard Chartered PLC (United Kingdom)	80,188	1,938,612
Ted Baker PLC	4,875	57,258
Tullow Oil PLC	2,900	63,529
Ultra Electronics Holdings PLC	3,500	84,505
Unite Group PLC	138,102	387,415
Victrex PLC	21,118	425,011
Vodafone Group PLC sponsored ADR	141,247	3,826,381
Xstrata PLC	12,800	216,757
TOTAL UNITED KINGDOM		54,403,651
United States of America - 5.8%
Allergan, Inc.	5,500	483,505
Amazon.com, Inc. (a)	1,224	237,995
ANSYS, Inc. (a)	400	24,196
Autoliv, Inc.	17,410	1,098,397
Berkshire Hathaway, Inc. Class B (a)	14,645	1,147,729
BorgWarner, Inc. (a)	4,947	369,195
Broadridge Financial Solutions, Inc.	1,690	40,509
Cognizant Technology Solutions Corp. Class A (a)	4,310	309,243
Cymer, Inc. (a)	6,150	306,209
Dril-Quip, Inc. (a)	1,210	79,824
eBay, Inc. (a)	15,464	488,662
Evercore Partners, Inc. Class A	1,360	38,338
FMC Technologies, Inc. (a)	4,600	235,106
Freeport-McMoRan Copper & Gold, Inc.	7,112	328,646
Google, Inc. Class A (a)	790	458,287
Greenhill & Co., Inc.	770	35,851
ION Geophysical Corp. (a)	43,261	321,429
JPMorgan Chase & Co.	14,998	559,425
Kansas City Southern (a)	1,520	104,333
Common Stocks - continued
	Shares	Value
United States of America - continued
Lam Research Corp. (a)	6,808	$ 289,953
Martin Marietta Materials, Inc.	3,690	304,462
MasterCard, Inc. Class A	4,809	1,709,936
Mead Johnson Nutrition Co. Class A	17,900	1,326,211
Mohawk Industries, Inc. (a)	13,920	851,347
Oceaneering International, Inc.	1,780	86,490
Philip Morris International, Inc.	23,500	1,757,095
PriceSmart, Inc.	7,950	529,868
ResMed, Inc. (a)	22,640	657,239
Solera Holdings, Inc.	7,602	363,148
SS&C Technologies Holdings, Inc. (a)	1,954	36,677
Union Pacific Corp.	9,300	1,063,083
Visa, Inc. Class A	13,501	1,358,741
TOTAL UNITED STATES OF AMERICA		17,001,129
TOTAL COMMON STOCKS (Cost $286,861,160)		292,307,101
Nonconvertible Preferred Stocks - 0.4%

Germany - 0.4%
ProSiebenSat.1 Media AG	19,300	452,867
Volkswagen AG	3,034	537,112
TOTAL GERMANY		989,979
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	62,714	52,780
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,050,003)		1,042,759
Money Market Funds - 0.2%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	212,656	$ 212,656
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	249,200	249,200
TOTAL MONEY MARKET FUNDS (Cost $461,856)		461,856
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $288,373,019)		293,811,716
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(453,707)
NET ASSETS - 100%		$ 293,358,009
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $262,026 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,086
Fidelity Securities Lending Cash Central Fund	19,280
Total	$ 21,366
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 54,403,651	$ 48,326,777	$ 6,076,874	$ -
Japan	38,717,840	31,747,798	6,970,042	-
Switzerland	19,610,005	18,723,035	886,970	-
Germany	17,188,448	16,208,369	980,079	-
United States of America	17,001,129	17,001,129	-	-
France	14,280,980	10,939,762	3,341,218	-
Brazil	13,844,808	13,844,808	-	-
Australia	13,325,590	13,325,590	-	-
Korea (South)	11,120,083	11,056,023	64,060	-
Other	93,857,326	80,974,921	12,882,405	-
Money Market Funds	461,856	461,856	-	-
Total Investments in Securities:	$ 293,811,716	$ 262,610,068	$ 31,201,648	$ -
Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $289,371,982. Net unrealized appreciation aggregated $4,439,734, of which $15,864,338 related to appreciated investment securities and $11,424,604 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor ®
Total International Equity Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2012

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Total International Equity Fund

1.863098.104

ATIE-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Argentina - 0.0%
Telecom Argentina SA Class B sponsored ADR	2,900	$ 60,755
Australia - 4.5%
Australia & New Zealand Banking Group Ltd.	92,263	2,097,032
Coca-Cola Amatil Ltd.	46,816	574,033
Commonwealth Bank of Australia	65,822	3,539,950
CSL Ltd.	41,784	1,380,861
Newcrest Mining Ltd.	32,404	1,159,971
Newcrest Mining Ltd. sponsored ADR	2,284	82,064
Origin Energy Ltd.	23,502	343,308
OZ Minerals Ltd.	43,958	509,124
Ramsay Health Care Ltd.	1,506	30,345
Sydney Airport unit	335,989	952,351
Telstra Corp. Ltd.	277,224	980,022
Westfield Group unit	87,004	785,089
WorleyParsons Ltd.	30,770	891,440
TOTAL AUSTRALIA		13,325,590
Austria - 0.5%
Andritz AG	10,479	971,893
Erste Bank AG	2,900	63,685
Raiffeisen International Bank-Holding AG	2,000	68,013
Zumtobel AG	22,137	402,317
TOTAL AUSTRIA		1,505,908
Bailiwick of Guernsey - 0.2%
Resolution Ltd.	132,694	571,122
Bailiwick of Jersey - 1.1%
Informa PLC	63,113	388,912
Randgold Resources Ltd. sponsored ADR	14,160	1,620,046
Wolseley PLC	34,063	1,179,422
TOTAL BAILIWICK OF JERSEY		3,188,380
Belgium - 1.4%
Anheuser-Busch InBev SA NV	51,271	3,117,097
Gimv NV	1,320	64,433
Umicore SA	18,485	859,388
TOTAL BELGIUM		4,040,918
Bermuda - 1.3%
African Minerals Ltd. (a)	18,264	144,640
Aquarius Platinum Ltd. (Australia)	85,962	241,832
Beijing Enterprises Water Group Ltd. (a)	684,000	187,862
Common Stocks - continued
	Shares	Value
Bermuda - continued
Cheung Kong Infrastructure Holdings Ltd.	52,000	$ 296,032
CNPC (Hong Kong) Ltd.	96,000	151,515
Cosco Pacific Ltd.	102,000	141,783
Credicorp Ltd. (NY Shares)	2,871	326,318
Lazard Ltd. Class A	18,870	541,946
Li & Fung Ltd.	436,000	953,491
NWS Holdings Ltd.	154,849	250,785
Trinity Ltd.	518,000	416,791
TOTAL BERMUDA		3,652,995
Brazil - 4.7%
Arezzo Industria e Comercio SA	26,800	448,507
Banco ABC Brasil SA	8,900	64,030
Banco Bradesco SA (PN) sponsored ADR	66,500	1,189,020
Banco do Estado do Rio Grande do Sul SA	41,600	479,048
Banco Pine SA	4,300	32,363
BM&F Bovespa SA	81,100	510,124
BR Malls Participacoes SA	63,300	690,895
Braskem SA Class A sponsored ADR	46,790	843,156
Cetip SA	7,300	112,600
Cia.Hering SA	3,500	84,135
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	15,400	514,215
Companhia de Saneamento de Minas Gerais	10,700	236,941
Eletropaulo Metropolitana SA (PN-B)	18,500	383,405
Gerdau SA sponsored ADR	32,800	311,600
Hypermarcas SA	40,200	244,348
Iguatemi Empresa de Shopping Centers SA	16,000	340,751
Itau Unibanco Banco Multiplo SA sponsored ADR	50,170	1,001,393
Klabin SA (PN) (non-vtg.)	68,100	315,711
Multiplan Empreendimentos Imobiliarios SA	31,000	709,707
Multiplus SA	15,500	272,527
Odontoprev SA	3,400	56,822
OGX Petroleo e Gas Participacoes SA (a)	68,100	645,064
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	17,500	246,094
(PN) sponsored ADR	58,100	1,622,733
Qualicorp SA	16,000	158,333
T4F Entretenimento SA	4,600	33,041
Tegma Gestao Logistica SA	16,800	254,615
TIM Participacoes SA sponsored ADR	12,061	347,960
Totvs SA	2,000	34,386
Common Stocks - continued
	Shares	Value
Brazil - continued
Ultrapar Participacoes SA	22,400	$ 453,205
Vale SA (PN-A) sponsored ADR	49,900	1,208,079
TOTAL BRAZIL		13,844,808
British Virgin Islands - 0.1%
Mail.ru Group Ltd.:
GDR (a)(e)	7,900	260,700
GDR (Reg. S) (a)	800	26,400
TOTAL BRITISH VIRGIN ISLANDS		287,100
Canada - 1.2%
Agnico-Eagle Mines Ltd. (Canada)	17,740	665,018
Eldorado Gold Corp.	18,900	286,304
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,095	444,443
First Quantum Minerals Ltd.	16,900	370,106
Goldcorp, Inc.	12,694	613,971
Niko Resources Ltd.	7,670	374,723
Open Text Corp. (a)	8,950	453,592
Pan American Silver Corp.	5,100	116,688
Petrominerales Ltd.	1,625	33,918
TAG Oil Ltd. (a)	4,200	34,346
Tuscany International Drilling, Inc. (a)	39,600	27,644
Tuscany International Drilling, Inc. (a)(e)	1,900	1,326
TOTAL CANADA		3,422,079
Cayman Islands - 1.2%
Baidu.com, Inc. sponsored ADR (a)	7,115	907,305
Changyou.com Ltd. (A Shares) ADR (a)	700	18,018
China Liansu Group Holdings Ltd.	56,000	29,750
China Lilang Ltd.	31,000	28,421
China Shanshui Cement Group Ltd.	438,000	321,924
Country Garden Holdings Co. Ltd.	696,000	298,853
Eurasia Drilling Co. Ltd. GDR (Reg. S)	9,300	244,590
EVA Precision Industrial Holdings Ltd.	46,000	8,245
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	5,800	138,156
NVC Lighting Holdings Ltd.	763,000	313,848
Sands China Ltd.	210,400	712,163
Shenguan Holdings Group Ltd.	106,000	60,277
Shenzhou International Group Holdings Ltd.	125,000	178,266
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Uni-President China Holdings Ltd.	147,000	$ 86,624
Vantage Drilling Co. (a)	15,200	18,848
TOTAL CAYMAN ISLANDS		3,365,288
Chile - 0.1%
CFR Pharmaceuticals SA	1,001,629	243,459
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	2,700	158,598
TOTAL CHILE		402,057
China - 2.0%
Angang Steel Co. Ltd. (H Shares)	230,000	165,488
Bank of China Ltd. (H Shares)	1,477,000	634,204
China BlueChemical Ltd. (H shares)	226,000	171,644
China CITIC Bank Corp. Ltd. (H Shares)	786,000	501,686
China Communications Construction Co. Ltd. (H Shares)	462,000	429,518
China Communications Services Corp. Ltd. (H Shares)	574,000	256,090
China Construction Bank Corp. (H Shares)	1,478,000	1,183,505
China Minsheng Banking Corp. Ltd. (H Shares)	573,000	529,759
China Petroleum & Chemical Corp.:
(H Shares)	338,000	407,835
sponsored ADR (H Shares)	3,800	456,570
China Ship Container Lines Co. Ltd. (H Shares) (a)	399,000	88,492
China Southern Airlines Ltd. (H Shares) (a)	496,000	255,827
Great Wall Motor Co. Ltd. (H Shares)	236,500	405,590
Huadian Power International Corp. Ltd. (H shares) (a)	528,000	121,868
Industrial & Commercial Bank of China Ltd. (H Shares)	235,285	164,740
Maanshan Iron & Steel Ltd. (H Shares)	360,000	124,406
Yantai Changyu Pioneer Wine Co. (B Shares)	6,290	65,988
TOTAL CHINA		5,963,210
Colombia - 0.1%
Almacenes Exito SA	10,378	141,033
Ecopetrol SA ADR	4,300	219,601
TOTAL COLOMBIA		360,634
Czech Republic - 0.3%
Ceske Energeticke Zavody A/S	10,800	436,003
Philip Morris CR A/S	300	181,203
Telefonica Czech Republic A/S	11,000	219,199
TOTAL CZECH REPUBLIC		836,405
Common Stocks - continued
	Shares	Value
Denmark - 1.2%
Novo Nordisk A/S Series B sponsored ADR	21,100	$ 2,514,698
William Demant Holding A/S (a)	11,510	953,268
TOTAL DENMARK		3,467,966
Egypt - 0.0%
Commercial International Bank Ltd. sponsored GDR	18,213	71,759
Finland - 0.7%
Nokian Tyres PLC	30,502	1,089,535
Outotec Oyj	16,312	857,252
TOTAL FINLAND		1,946,787
France - 4.9%
Alstom SA	29,490	1,123,972
Atos Origin SA	7,714	387,640
Audika SA	1,000	19,619
BNP Paribas SA	34,451	1,458,598
Casino Guichard Perrachon SA	3,250	289,057
Danone	25,980	1,603,372
Euler Hermes SA	3,532	233,571
GDF Suez	38,400	1,042,175
Laurent-Perrier Group	859	85,950
Pernod Ricard SA	9,100	873,513
PPR SA	8,200	1,290,240
Remy Cointreau SA	7,452	656,060
Safran SA	35,714	1,112,683
Saft Groupe SA	3,229	97,771
Sanofi-aventis	45,068	3,341,218
Unibail-Rodamco	2,921	560,853
Vetoquinol SA	1,000	31,914
Virbac SA	520	72,774
TOTAL FRANCE		14,280,980
Georgia - 0.0%
Bank of Georgia GDR (Reg. S)	8,500	118,575
Germany - 5.5%
Allianz AG	21,769	2,393,421
alstria office REIT-AG	26,500	316,556
BASF AG	14,023	1,078,106
Bayer AG	31,293	2,191,375
Bilfinger Berger AG	1,117	102,415
CompuGROUP Holding AG	2,746	29,757
CTS Eventim AG	4,949	160,208
Common Stocks - continued
	Shares	Value
Germany - continued
Daimler AG (Germany)	29,114	$ 1,608,675
Deutsche Post AG	38,496	639,456
E.ON AG	54,035	1,155,184
Fielmann AG	1,079	111,900
HeidelbergCement Finance AG	15,000	737,193
Linde AG	13,649	2,165,473
MAN SE	5,738	603,103
Siemens AG	10,379	980,079
Siemens AG sponsored ADR	15,669	1,477,430
Software AG (Bearer)	2,059	67,084
Volkswagen AG	2,359	381,054
TOTAL GERMANY		16,198,469
Hong Kong - 1.8%
China Mobile Ltd.	107,500	1,098,636
China Power International Development Ltd.	1,597,000	405,672
China Unicom Ltd.	104,000	191,416
CNOOC Ltd.	394,000	802,662
Guangdong Investment Ltd.	390,000	225,795
Henderson Land Development Co. Ltd.	102,000	553,715
Hong Kong Exchanges and Clearing Ltd.	60,700	1,053,508
Lenovo Group Ltd.	372,000	297,878
Power Assets Holdings Ltd.	100,000	721,447
Sinotruk Hong Kong Ltd.	80,000	45,182
TOTAL HONG KONG		5,395,911
Hungary - 0.1%
Magyar Telekom PLC	152,900	363,578
India - 1.5%
Apollo Tyres Ltd.	22,339	32,686
Bank of Baroda	27,671	430,844
Bharat Petroleum Corp. Ltd.	6,253	72,254
Bharti Airtel Ltd.	93,064	687,337
Cairn India Ltd. (a)	8,762	60,032
Canara Bank	7,291	69,221
Hero Motocorp Ltd.	2,441	91,818
Hindustan Unilever Ltd.	39,394	301,492
Housing Development and Infrastructure Ltd. (a)	40,153	64,509
Housing Development Finance Corp. Ltd.	51,025	719,131
Jyothy Laboratories Ltd.	15,069	49,926
Punjab National Bank	1,292	25,609
Tata Consultancy Services Ltd.	18,246	417,283
Common Stocks - continued
	Shares	Value
India - continued
Tata Motors Ltd.	74,023	$ 364,397
Tata Steel Ltd.	47,379	431,353
Ultratech Cemco Ltd.	13,606	333,796
United Phosphorous Ltd.	36,726	109,477
TOTAL INDIA		4,261,165
Indonesia - 1.2%
PT Astra International Tbk	74,000	649,457
PT Bank Mandiri (Persero) Tbk	324,000	241,469
PT Bank Rakyat Indonesia Tbk	781,500	595,472
PT Bank Tabungan Negara Tbk	3,500	467
PT Bumi Serpong Damai Tbk	1,417,900	165,606
PT Ciputra Development Tbk	1,759,500	111,559
PT Gadjah Tunggal Tbk	331,000	106,774
PT Global Mediacom Tbk	77,000	9,507
PT Gudang Garam Tbk	57,000	361,402
PT Indocement Tunggal Prakarsa Tbk	159,500	300,727
PT Indosat Tbk	518,000	314,028
PT Mitra Adiperkasa Tbk	29,000	18,387
PT Semen Gresik (Persero) Tbk	67,500	84,844
PT Summarecon Agung Tbk	587,500	78,421
PT Tower Bersama Infrastructure Tbk	897,000	239,467
PT United Tractors Tbk	39,000	122,987
PT XL Axiata Tbk	102,500	51,022
TOTAL INDONESIA		3,451,596
Ireland - 0.6%
CRH PLC sponsored ADR	49,904	994,587
James Hardie Industries NV sponsored ADR	19,945	748,336
TOTAL IRELAND		1,742,923
Israel - 0.1%
Azrieli Group	12,382	302,911
Ituran Location & Control Ltd.	4,861	63,825
TOTAL ISRAEL		366,736
Italy - 1.6%
Azimut Holding SpA	11,014	93,565
ENI SpA	100,400	2,224,379
Fiat Industrial SpA (a)	127,214	1,246,258
Common Stocks - continued
	Shares	Value
Italy - continued
Interpump Group SpA	57,391	$ 425,616
Intesa Sanpaolo SpA	394,789	753,892
TOTAL ITALY		4,743,710
Japan - 13.2%
Aeon Credit Service Co. Ltd.	34,600	529,689
Air Water, Inc.	72,000	948,288
Aozora Bank Ltd.	442,000	1,229,227
Asahi Co. Ltd.	2,400	48,202
Astellas Pharma, Inc.	19,600	804,775
Autobacs Seven Co. Ltd.	15,200	702,873
Canon, Inc.	13,600	583,708
Chubu Electric Power Co., Inc.	45,500	836,823
Credit Saison Co. Ltd.	26,500	539,177
Daikoku Denki Co. Ltd.	3,600	37,119
Daikokutenbussan Co. Ltd.	3,800	110,665
Denso Corp.	63,000	1,871,901
Dentsu, Inc.	15,200	507,863
Fanuc Corp.	13,300	2,234,986
Fast Retailing Co. Ltd.	2,800	556,474
FCC Co. Ltd.	5,200	110,235
GCA Savvian Group Corp.	39	42,924
Glory Ltd.	2,100	45,702
Goldcrest Co. Ltd.	2,100	36,364
Honda Motor Co. Ltd.	79,500	2,743,313
INPEX Corp.	88	600,289
Itochu Corp.	121,400	1,320,223
Japan Retail Fund Investment Corp.	523	758,120
Japan Tobacco, Inc.	393	1,933,294
JSR Corp.	33,700	688,766
JX Holdings, Inc.	112,300	677,660
Kamigumi Co. Ltd.	9,000	79,221
KDDI Corp.	93	589,256
Keyence Corp.	4,110	1,023,861
Kobayashi Pharmaceutical Co. Ltd.	13,000	668,503
Kyoto Kimono Yuzen Co. Ltd.	3,800	47,407
Meiko Network Japan Co. Ltd.	3,700	34,122
Miraial Co. Ltd.	300	4,270
Mitsubishi Corp.	60,500	1,380,159
Mitsubishi Estate Co. Ltd.	25,000	399,121
Nabtesco Corp.	5,200	110,508
Nagaileben Co. Ltd.	3,400	49,686
Common Stocks - continued
	Shares	Value
Japan - continued
Nihon M&A Center, Inc.	16	$ 79,129
Nihon Parkerizing Co. Ltd.	5,000	66,050
Nippon Seiki Co. Ltd.	3,000	35,537
Nippon Telegraph & Telephone Corp.	35,400	1,775,617
Nippon Thompson Co. Ltd.	19,000	112,659
Obic Co. Ltd.	3,570	691,240
ORIX Corp.	6,470	605,157
Osaka Securities Exchange Co. Ltd.	115	672,078
OSG Corp.	3,700	55,381
Santen Pharmaceutical Co. Ltd.	12,900	527,981
Seven & i Holdings Co., Ltd.	54,600	1,537,080
Seven Bank Ltd.	304,300	638,699
SHO-BOND Holdings Co. Ltd.	15,200	385,234
Shoei Co. Ltd.	2,900	19,782
Sumitomo Mitsui Financial Group, Inc.	58,400	1,867,404
The Nippon Synthetic Chemical Industry Co. Ltd.	11,000	66,955
Toray Industries, Inc.	120,000	900,433
Tsumura & Co.	3,000	89,374
Tsutsumi Jewelry Co. Ltd.	1,500	35,832
Unicharm Corp.	16,000	840,614
USS Co. Ltd.	20,940	1,999,780
Yamatake Corp.	1,900	41,798
Yamato Kogyo Co. Ltd.	25,100	789,252
TOTAL JAPAN		38,717,840
Korea (South) - 3.8%
BS Financial Group, Inc. (a)	31,180	353,919
Cheil Worldwide, Inc.	1,680	26,024
CJ CheilJedang Corp.	1,031	282,701
CJ Corp.	14	966
Daelim Industrial Co.	2,796	268,831
Dongbu Insurance Co. Ltd.	4,430	189,305
Hana Financial Group, Inc.	13,910	475,528
Hotel Shilla Co.	7,690	302,598
Hyundai Department Store Co. Ltd.	2,732	445,092
Hyundai Fire & Marine Insurance Co. Ltd.	10,600	311,414
Hyundai Heavy Industries Co. Ltd.	1,543	427,900
Hyundai Hysco Co. Ltd.	3,210	112,595
Hyundai Motor Co.	6,177	1,215,312
Industrial Bank of Korea	29,210	328,958
Kia Motors Corp.	9,400	564,871
KT&G Corp.	4,825	337,627
Common Stocks - continued
	Shares	Value
Korea (South) - continued
LG Chemical Ltd.	1,090	$ 362,924
LIG Non-Life Insurance Co. Ltd.	7,280	157,167
Lotte Samkang Co. Ltd.	40	14,084
NCsoft Corp.	101	26,480
Nong Shim Co. Ltd.	1,317	277,290
Orion Corp.	443	269,760
Paradise Co. Ltd.	12,292	102,865
Samsung Electronics Co. Ltd.	2,472	2,436,205
Samsung Heavy Industries Ltd.	9,820	312,103
Shinhan Financial Group Co. Ltd.	16,390	652,965
SK Chemicals Co. Ltd.	4,917	282,781
SK Energy Co. Ltd.	2,994	453,126
SK Telecom Co. Ltd.	505	64,060
Sung Kwang Bend Co. Ltd.	3,285	62,292
TK Corp. (a)	106	2,340
TOTAL KOREA (SOUTH)		11,120,083
Luxembourg - 0.0%
GlobeOp Financial Services SA	12,800	71,613
Malaysia - 0.3%
Axiata Group Bhd	232,200	356,526
Genting Bhd	79,800	291,756
IJM Plantation Bhd	86,100	93,418
TOTAL MALAYSIA		741,700
Mexico - 0.9%
Cemex SA de CV sponsored ADR (d)	45,778	311,748
Grupo Modelo SAB de CV Series C	110,666	685,834
Urbi, Desarrollos Urbanos, SA de CV (a)	157,900	224,927
Wal-Mart de Mexico SA de CV Series V	469,900	1,451,558
TOTAL MEXICO		2,674,067
Netherlands - 2.0%
Aalberts Industries NV	6,200	116,247
AEGON NV (a)	88,700	430,884
ASM International NV unit	1,650	54,962
ASML Holding NV	30,700	1,319,793
ING Groep NV:
(Certificaten Van Aandelen) (a)	122,596	1,118,431
sponsored ADR (a)	19,682	179,303
Koninklijke KPN NV	52,905	579,872
Koninklijke Philips Electronics NV	37,500	759,496
Common Stocks - continued
	Shares	Value
Netherlands - continued
QIAGEN NV (a)	21,900	$ 354,342
Unilever NV (Certificaten Van Aandelen) (Bearer)	25,200	839,737
TOTAL NETHERLANDS		5,753,067
Nigeria - 0.1%
Guaranty Trust Bank PLC GDR (Reg. S)	29,746	139,806
Norway - 0.5%
Orkla ASA (A Shares)	107,100	867,949
Telenor ASA	42,911	699,533
TOTAL NORWAY		1,567,482
Panama - 0.1%
Copa Holdings SA Class A	4,700	320,258
Papua New Guinea - 0.0%
Oil Search Ltd. ADR	4,307	30,177
Philippines - 0.1%
Globe Telecom, Inc.	11,325	307,687
Jollibee Food Corp.	25,100	57,248
Megaworld Corp.	70,000	2,792
TOTAL PHILIPPINES		367,727
Poland - 0.0%
Warsaw Stock Exchange	2,600	32,311
Portugal - 0.3%
Jeronimo Martins SGPS SA (a)	59,825	998,837
Qatar - 0.1%
Commercial Bank of Qatar GDR (Reg. S)	32,797	149,155
Russia - 1.4%
Cherkizovo Group OJSC GDR (a)	11,518	143,345
Gazprom OAO sponsored ADR	64,115	772,586
Lukoil Oil Co. sponsored ADR	12,755	744,127
Mobile TeleSystems OJSC sponsored ADR	26,700	447,492
NOVATEK OAO GDR	4,700	633,090
Rosneft Oil Co. OJSC GDR (Reg. S)	78,700	580,019
Sberbank (Savings Bank of the Russian Federation)	300,100	894,302
TOTAL RUSSIA		4,214,961
Singapore - 0.7%
First Resources Ltd.	74,000	96,482
Common Stocks - continued
	Shares	Value
Singapore - continued
Singapore Telecommunications Ltd.	431,000	$ 1,062,209
United Overseas Bank Ltd.	72,746	1,002,835
TOTAL SINGAPORE		2,161,526
South Africa - 1.4%
African Bank Investments Ltd.	86,900	405,722
African Rainbow Minerals Ltd.	25,463	600,340
Barloworld Ltd.	17,600	197,099
City Lodge Hotels Ltd.	3,200	31,587
Clicks Group Ltd.	61,747	313,561
Foschini Ltd.	21,598	300,136
Imperial Holdings Ltd.	23,900	423,779
JSE Ltd.	54,800	536,238
Life Healthcare Group Holdings Ltd.	108,907	295,330
Mr Price Group Ltd.	47,305	521,893
Murray & Roberts Holdings Ltd. (a)	17,500	59,991
Sasol Ltd.	2,100	107,423
Sasol Ltd. sponsored ADR	6,100	313,174
TOTAL SOUTH AFRICA		4,106,273
Spain - 1.6%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	166,128	1,455,281
Grifols SA (a)	1,746	31,857
Inditex SA	10,552	920,559
Prosegur Compania de Seguridad SA (Reg.)	13,451	620,513
Red Electrica Corporacion SA	6,600	303,561
Repsol YPF SA	45,618	1,252,987
TOTAL SPAIN		4,584,758
Sweden - 1.0%
Fagerhult AB	12,600	329,727
H&M Hennes & Mauritz AB (B Shares)	37,615	1,231,529
Intrum Justitia AB	7,600	119,832
Svenska Handelsbanken AB (A Shares)	7,400	221,935
Swedbank AB (A Shares)	19,100	274,341
Swedish Match Co. AB	20,950	729,646
TOTAL SWEDEN		2,907,010
Switzerland - 6.7%
Bank Sarasin & Co. Ltd. Series B (Reg.)	3,577	108,447
Compagnie Financiere Richemont SA unit	5,400	30,627
Nestle SA	129,188	7,405,233
Roche Holding AG (participation certificate)	36,825	6,234,540
Common Stocks - continued
	Shares	Value
Switzerland - continued
Schindler Holding AG:
(participation certificate)	4,477	$ 520,067
(Reg.)	1,090	126,974
Swatch Group AG (Bearer)	2,840	1,196,797
Syngenta AG (Switzerland)	2,920	886,970
UBS AG (NY Shares) (a)	103,146	1,401,754
Zurich Financial Services AG	7,073	1,698,596
TOTAL SWITZERLAND		19,610,005
Taiwan - 1.5%
Advanced Semiconductor Engineering, Inc.	65,000	68,334
Advanced Semiconductor Engineering, Inc. sponsored ADR	25,400	133,858
Chinatrust Financial Holding Co. Ltd.	481,000	310,427
Chroma ATE, Inc.	116	265
E.Sun Financial Holdings Co. Ltd.	469,000	220,277
Formosa Plastics Corp.	143,000	416,510
Hon Hai Precision Industry Co. Ltd. (Foxconn)	284,000	914,519
HTC Corp.	10,565	173,317
Leofoo Development Co. Ltd. (a)	3,858	2,418
Taiwan Cement Corp.	318,179	396,716
Taiwan Mobile Co. Ltd.	18,000	54,435
Taiwan Semiconductor Manufacturing Co. Ltd.	455,035	1,206,842
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	12,700	178,816
Wistron Corp.	194,000	291,049
TOTAL TAIWAN		4,367,783
Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)	88,700	432,194
Bangkok Expressway PCL (For.Reg.)	191,400	115,495
Charoen Pokphand Foods PCL (For. Reg.)	150,000	169,409
PTT Global Chemical PCL (For. Reg.) (a)	68,311	146,585
PTT PCL (For. Reg.)	38,800	425,686
Siam Commercial Bank PCL (For. Reg.)	119,800	467,757
Total Access Communication PCL (For. Reg.)	200	432
TOTAL THAILAND		1,757,558
Turkey - 1.1%
Albaraka Turk Katilim Bankasi A/S	59,494	55,245
Anadolu Efes Biracilik ve Malt Sanayii A/S	22,000	307,671
Aygaz A/S	29,010	146,936
Boyner Buyuk Magazacilik A/S (a)	30,049	47,689
Coca-Cola Icecek A/S	45,789	599,130
Eregli Demir ve Celik Fabrikalari T.A.S.	57,025	124,839
Common Stocks - continued
	Shares	Value
Turkey - continued
Ford Otomotiv Sanayi A/S	12,000	$ 107,378
Tekfen Holding A/S	20,000	68,659
Tupras-Turkiye Petrol Rafinerileri A/S	11,313	257,852
Turkiye Garanti Bankasi A/S	373,200	1,348,384
Turkiye Halk Bankasi A/S	11,000	72,430
Turkiye Vakiflar Bankasi TAO	44,000	71,563
Yapi ve Kredi Bankasi A/S (a)	34,000	63,144
TOTAL TURKEY		3,270,920
United Kingdom - 18.5%
Aegis Group PLC	204,249	507,953
AMEC PLC	4,459	70,555
Anglo American PLC (United Kingdom)	29,400	1,215,815
Aviva PLC	112,672	621,440
Babcock International Group PLC	72,300	831,227
Barclays PLC	380,254	1,275,176
Bellway PLC	7,028	81,631
BG Group PLC	133,677	3,002,118
BHP Billiton PLC ADR	57,100	3,844,543
BP PLC sponsored ADR	80,387	3,690,567
British American Tobacco PLC (United Kingdom)	18,100	833,578
British Land Co. PLC	69,100	532,093
Britvic PLC	17,300	93,791
Centrica PLC	159,375	736,947
Compass Group PLC	103,900	964,466
Dechra Pharmaceuticals PLC	8,600	71,292
Derwent London PLC	2,000	52,733
Evraz PLC (a)	17,300	122,255
GlaxoSmithKline PLC sponsored ADR	92,100	4,102,134
Great Portland Estates PLC	15,772	89,559
H&T Group PLC	11,664	63,419
HSBC Holdings PLC sponsored ADR	69,500	2,907,185
Imperial Tobacco Group PLC	35,872	1,283,328
InterContinental Hotel Group PLC ADR	53,590	1,095,380
International Personal Finance PLC	35,509	106,496
International Power PLC	136,261	720,263
Johnson Matthey PLC	27,492	888,645
Meggitt PLC	25,298	144,727
Micro Focus International PLC	6,378	42,489
National Grid PLC	200,597	1,997,751
Next PLC	8,300	342,586
Persimmon PLC	6,337	52,582
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Prudential PLC	121,938	$ 1,348,929
Reckitt Benckiser Group PLC	17,738	943,764
Reed Elsevier PLC	105,500	872,907
Rolls-Royce Group PLC	89,952	1,042,677
Rotork PLC	20,503	614,265
Royal Dutch Shell PLC Class A sponsored ADR	96,199	6,864,761
SABMiller PLC	32,863	1,247,153
Scottish & Southern Energy PLC	41,157	793,280
Serco Group PLC	86,275	690,725
Shaftesbury PLC	42,733	337,073
Spectris PLC	4,470	107,855
Spirax-Sarco Engineering PLC	5,004	156,070
Standard Chartered PLC (United Kingdom)	80,188	1,938,612
Ted Baker PLC	4,875	57,258
Tullow Oil PLC	2,900	63,529
Ultra Electronics Holdings PLC	3,500	84,505
Unite Group PLC	138,102	387,415
Victrex PLC	21,118	425,011
Vodafone Group PLC sponsored ADR	141,247	3,826,381
Xstrata PLC	12,800	216,757
TOTAL UNITED KINGDOM		54,403,651
United States of America - 5.8%
Allergan, Inc.	5,500	483,505
Amazon.com, Inc. (a)	1,224	237,995
ANSYS, Inc. (a)	400	24,196
Autoliv, Inc.	17,410	1,098,397
Berkshire Hathaway, Inc. Class B (a)	14,645	1,147,729
BorgWarner, Inc. (a)	4,947	369,195
Broadridge Financial Solutions, Inc.	1,690	40,509
Cognizant Technology Solutions Corp. Class A (a)	4,310	309,243
Cymer, Inc. (a)	6,150	306,209
Dril-Quip, Inc. (a)	1,210	79,824
eBay, Inc. (a)	15,464	488,662
Evercore Partners, Inc. Class A	1,360	38,338
FMC Technologies, Inc. (a)	4,600	235,106
Freeport-McMoRan Copper & Gold, Inc.	7,112	328,646
Google, Inc. Class A (a)	790	458,287
Greenhill & Co., Inc.	770	35,851
ION Geophysical Corp. (a)	43,261	321,429
JPMorgan Chase & Co.	14,998	559,425
Kansas City Southern (a)	1,520	104,333
Common Stocks - continued
	Shares	Value
United States of America - continued
Lam Research Corp. (a)	6,808	$ 289,953
Martin Marietta Materials, Inc.	3,690	304,462
MasterCard, Inc. Class A	4,809	1,709,936
Mead Johnson Nutrition Co. Class A	17,900	1,326,211
Mohawk Industries, Inc. (a)	13,920	851,347
Oceaneering International, Inc.	1,780	86,490
Philip Morris International, Inc.	23,500	1,757,095
PriceSmart, Inc.	7,950	529,868
ResMed, Inc. (a)	22,640	657,239
Solera Holdings, Inc.	7,602	363,148
SS&C Technologies Holdings, Inc. (a)	1,954	36,677
Union Pacific Corp.	9,300	1,063,083
Visa, Inc. Class A	13,501	1,358,741
TOTAL UNITED STATES OF AMERICA		17,001,129
TOTAL COMMON STOCKS (Cost $286,861,160)		292,307,101
Nonconvertible Preferred Stocks - 0.4%

Germany - 0.4%
ProSiebenSat.1 Media AG	19,300	452,867
Volkswagen AG	3,034	537,112
TOTAL GERMANY		989,979
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	62,714	52,780
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,050,003)		1,042,759
Money Market Funds - 0.2%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	212,656	$ 212,656
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	249,200	249,200
TOTAL MONEY MARKET FUNDS (Cost $461,856)		461,856
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $288,373,019)		293,811,716
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(453,707)
NET ASSETS - 100%		$ 293,358,009
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $262,026 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,086
Fidelity Securities Lending Cash Central Fund	19,280
Total	$ 21,366
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 54,403,651	$ 48,326,777	$ 6,076,874	$ -
Japan	38,717,840	31,747,798	6,970,042	-
Switzerland	19,610,005	18,723,035	886,970	-
Germany	17,188,448	16,208,369	980,079	-
United States of America	17,001,129	17,001,129	-	-
France	14,280,980	10,939,762	3,341,218	-
Brazil	13,844,808	13,844,808	-	-
Australia	13,325,590	13,325,590	-	-
Korea (South)	11,120,083	11,056,023	64,060	-
Other	93,857,326	80,974,921	12,882,405	-
Money Market Funds	461,856	461,856	-	-
Total Investments in Securities:	$ 293,811,716	$ 262,610,068	$ 31,201,648	$ -
Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $289,371,982. Net unrealized appreciation aggregated $4,439,734, of which $15,864,338 related to appreciated investment securities and $11,424,604 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Worldwide Fund

January 31, 2012

1.813085.107

WLD-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Australia - 2.1%
Australia & New Zealand Banking Group Ltd.	267,724	$ 6,085,060
Commonwealth Bank of Australia	76,187	4,097,387
Fortescue Metals Group Ltd.	218,016	1,168,801
Newcrest Mining Ltd.	99,625	3,566,291
Origin Energy Ltd.	105,510	1,541,250
Ramsay Health Care Ltd.	67,784	1,365,791
Spark Infrastructure Group unit (e)	959,218	1,359,438
WorleyParsons Ltd.	95,983	2,780,730
TOTAL AUSTRALIA		21,964,748
Bailiwick of Jersey - 1.3%
Experian PLC	349,000	4,727,456
Shire PLC	170,500	5,660,804
Wolseley PLC	102,260	3,540,724
TOTAL BAILIWICK OF JERSEY		13,928,984
Belgium - 0.2%
Anheuser-Busch InBev SA NV	32,611	1,982,634
Bermuda - 0.7%
African Minerals Ltd. (a)	185,600	1,469,841
Cheung Kong Infrastructure Holdings Ltd.	401,000	2,282,860
Freescale Semiconductor Holdings I Ltd.	142,000	2,267,740
Li & Fung Ltd.	702,000	1,535,208
TOTAL BERMUDA		7,555,649
Brazil - 0.9%
Arezzo Industria e Comercio SA	51,200	856,850
Qualicorp SA	341,000	3,374,479
Souza Cruz Industria e Comerico	169,400	2,204,760
TIM Participacoes SA sponsored ADR	105,378	3,040,155
TOTAL BRAZIL		9,476,244
British Virgin Islands - 0.3%
Arcos Dorados Holdings, Inc.	45,500	978,250
Mail.ru Group Ltd. GDR (Reg. S) (a)	60,900	2,009,700
TOTAL BRITISH VIRGIN ISLANDS		2,987,950
Canada - 3.1%
Canadian Natural Resources Ltd.	34,200	1,354,699
InterOil Corp. (a)	10,500	704,550
Keyera Corp.	491,000	22,994,126
Open Text Corp. (a)	46,200	2,341,445
Potash Corp. of Saskatchewan, Inc.	27,200	1,274,352
Trinidad Drilling Ltd.	128,800	861,878
Westport Innovations, Inc. (a)(d)	96,000	3,993,600
TOTAL CANADA		33,524,650
Cayman Islands - 0.8%
Baidu.com, Inc. sponsored ADR (a)	11,800	1,504,736
Belle International Holdings Ltd.	1,297,000	2,107,243
Biostime International Holdings Ltd.	496,500	939,830

	Shares	Value
China Kanghui Holdings sponsored ADR (a)	105,800	$ 1,840,920
Sands China Ltd.	289,600	980,239
Shenguan Holdings Group Ltd.	2,128,000	1,210,081
TOTAL CAYMAN ISLANDS		8,583,049
Denmark - 0.9%
Novo Nordisk A/S Series B	48,916	5,812,618
William Demant Holding A/S (a)	50,100	4,149,326
TOTAL DENMARK		9,961,944
Finland - 0.1%
Amer Group PLC (A Shares)	79,900	1,013,700
France - 3.8%
Air Liquide SA	18,600	2,340,828
Arkema SA	26,330	2,127,600
Atos Origin SA	27,623	1,388,095
AXA SA	237,737	3,608,553
BNP Paribas SA	104,188	4,411,147
Danone	36,400	2,246,449
Iliad SA	34,296	4,143,932
JC Decaux SA (a)	31,800	806,277
LVMH Moet Hennessy - Louis Vuitton	24,324	3,932,282
PPR SA	23,950	3,768,446
Sanofi-aventis	57,258	4,244,951
Schneider Electric SA	98,700	6,129,415
Unibail-Rodamco	7,089	1,361,138
TOTAL FRANCE		40,509,113
Germany - 3.2%
Aareal Bank AG (a)	63,891	1,456,142
Allianz AG	15,766	1,733,413
BASF AG	27,160	2,088,096
Bayer AG	46,647	3,266,579
Bayerische Motoren Werke AG (BMW)	50,148	4,289,001
Fresenius Medical Care AG & Co. KGaA	56,500	4,039,079
GEA Group AG	59,653	1,915,858
Gerry Weber International AG (Bearer)	19,400	657,446
GSW Immobilien AG	34,700	1,075,191
HeidelbergCement Finance AG	74,700	3,671,223
Kabel Deutschland Holding AG (a)	37,000	1,928,991
Lanxess AG	20,100	1,309,100
MTU Aero Engines Holdings AG	22,600	1,575,826
SAP AG	39,996	2,418,044
Siemens AG	11,001	1,038,814
Wirecard AG	69,300	1,245,406
TOTAL GERMANY		33,708,209
Hong Kong - 0.9%
AIA Group Ltd.	784,600	2,620,308
Common Stocks - continued
	Shares	Value
Hong Kong - continued
China Unicom Ltd.	1,232,000	$ 2,267,540
Techtronic Industries Co. Ltd.	3,917,500	4,354,321
TOTAL HONG KONG		9,242,169
India - 1.0%
Apollo Hospitals Enterprise Ltd.	79,734	966,421
Axis Bank Ltd.	49,567	1,076,179
Bharti Airtel Ltd.	350,401	2,587,936
Housing Development Finance Corp. Ltd.	205,593	2,897,568
Larsen & Toubro Ltd.	49,740	1,316,756
The Jammu & Kashmir Bank Ltd.	30,114	504,485
Titan Industries Ltd.	374,259	1,534,375
TOTAL INDIA		10,883,720
Indonesia - 0.3%
PT Astra International Tbk	117,000	1,026,844
PT Media Nusantara Citra Tbk	4,495,500	675,077
PT Sarana Menara Nusantara Tbk (a)	789,500	1,005,539
PT Tower Bersama Infrastructure Tbk	3,318,000	885,787
PT XL Axiata Tbk	254,000	126,435
TOTAL INDONESIA		3,719,682
Ireland - 1.2%
Accenture PLC Class A	68,800	3,944,992
Alkermes PLC (a)	84,000	1,580,040
Elan Corp. PLC sponsored ADR (a)	156,000	2,123,160
James Hardie Industries NV CDI	365,087	2,747,916
Paddy Power PLC (Ireland)	43,800	2,427,874
TOTAL IRELAND		12,823,982
Israel - 0.3%
Check Point Software Technologies Ltd. (a)	55,700	3,135,353
Italy - 0.6%
Fiat Industrial SpA (a)	104,300	1,021,780
Prada SpA	253,200	1,211,272
Saipem SpA	99,088	4,637,165
TOTAL ITALY		6,870,217
Japan - 6.8%
ABC-Mart, Inc.	91,900	3,288,773
Aozora Bank Ltd.	721,000	2,005,142
Asics Corp.	111,100	1,259,221
Calbee, Inc. (d)	42,800	2,088,627
Cosmos Pharmaceutical Corp.	50,400	2,370,248
Credit Saison Co. Ltd.	158,600	3,226,926
CyberAgent, Inc.	462	1,351,515
Digital Garage, Inc. (a)	343	994,399
Don Quijote Co. Ltd.	103,100	3,830,240
Fanuc Corp.	26,000	4,369,146
Fast Retailing Co. Ltd.	6,900	1,371,311
Honda Motor Co. Ltd.	100,900	3,481,764

	Shares	Value
Japan Retail Fund Investment Corp.	502	$ 727,679
Japan Tobacco, Inc.	449	2,208,776
JS Group Corp.	116,000	2,398,216
JSR Corp.	137,200	2,804,114
Kakaku.com, Inc.	54,300	1,759,425
KDDI Corp.	413	2,616,804
Keyence Corp.	11,600	2,889,728
Mitsubishi Corp.	154,700	3,529,100
Mitsubishi Estate Co. Ltd.	94,000	1,500,695
Mitsubishi UFJ Financial Group, Inc.	910,900	4,208,171
Nexon Co. Ltd. (d)	23,200	339,341
ORIX Corp.	79,370	7,423,693
Rakuten, Inc.	4,586	4,626,307
Sanrio Co. Ltd.	21,000	940,771
SMC Corp.	9,100	1,579,339
So-net M3, Inc.	320	1,383,182
Start Today Co. Ltd.	73,900	1,442,519
TOTAL JAPAN		72,015,172
Korea (South) - 1.5%
Asia Pacific Systems, Inc. (a)	42,250	477,692
Hyundai Motor Co.	14,323	2,818,020
ICD Co. Ltd. (a)	10,224	478,767
Kia Motors Corp.	27,270	1,638,728
LG Household & Health Care Ltd.	4,187	1,781,758
NCsoft Corp.	4,691	1,229,897
NHN Corp. (a)	3,893	734,747
Orion Corp.	5,432	3,307,758
Samsung Electronics Co. Ltd.	3,934	3,877,036
TOTAL KOREA (SOUTH)		16,344,403
Luxembourg - 0.6%
ArcelorMittal SA Class A unit	9,000	184,680
Brait SA (a)	357,400	914,324
Millicom International Cellular SA (d)	11,500	1,138,270
Millicom International Cellular SA (depositary receipt)	28,700	2,837,511
Samsonite International SA	934,200	1,479,253
TOTAL LUXEMBOURG		6,554,038
Mexico - 0.2%
Wal-Mart de Mexico SA de CV Series V	737,400	2,277,886
Netherlands - 2.7%
AEGON NV (a)	292,700	1,421,870
ASML Holding NV	95,400	4,101,246
Gemalto NV	109,287	5,864,907
ING Groep NV (Certificaten Van Aandelen) (a)	592,800	5,408,057
LyondellBasell Industries NV Class A	87,000	3,749,700
NXP Semiconductors NV (a)	216,500	4,596,295
Randstad Holding NV	38,558	1,314,761
Yandex NV	103,600	2,110,332
TOTAL NETHERLANDS		28,567,168
Common Stocks - continued
	Shares	Value
Norway - 0.3%
DnB NOR ASA	274,800	$ 2,899,090
Philippines - 0.1%
Alliance Global Group, Inc.	4,871,800	1,249,762
Poland - 0.2%
Eurocash SA	215,900	2,006,614
Qatar - 0.1%
Commercial Bank of Qatar GDR (Reg. S)	306,102	1,392,099
South Africa - 0.6%
AngloGold Ashanti Ltd. sponsored ADR	49,000	2,244,200
Sanlam Ltd.	420,700	1,624,079
Shoprite Holdings Ltd.	95,600	1,589,950
Tiger Brands Ltd.	33,200	1,070,216
TOTAL SOUTH AFRICA		6,528,445
Spain - 0.8%
Banco Bilbao Vizcaya Argentaria SA	494,275	4,336,538
Inditex SA	28,348	2,473,087
Viscofan Envolturas Celulosicas SA	31,300	1,206,467
TOTAL SPAIN		8,016,092
Sweden - 1.2%
Atlas Copco AB (A Shares)	131,200	3,118,942
Elekta AB (B Shares)	19,000	908,101
Intrum Justitia AB	83,400	1,315,003
Meda AB (A Shares)	107,400	1,133,684
Svenska Handelsbanken AB (A Shares)	100,200	3,005,116
Swedbank AB (A Shares)	40,000	574,537
Swedish Match Co. AB	65,600	2,284,716
TOTAL SWEDEN		12,340,099
Switzerland - 2.5%
ACE Ltd.	28,000	1,948,800
Adecco SA (Reg.)	32,396	1,535,928
Nestle SA	22,045	1,263,650
Partners Group Holding AG	13,818	2,417,493
Roche Holding AG (participation certificate)	31,172	5,277,476
Schindler Holding AG (participation certificate)	33,294	3,867,567
Swatch Group AG (Bearer)	3,280	1,382,216
UBS AG (a)	306,250	4,179,366
Zurich Financial Services AG	20,820	4,999,967
TOTAL SWITZERLAND		26,872,463
Taiwan - 0.4%
Catcher Technology Co. Ltd.	317,000	1,970,873
Taiwan Mobile Co. Ltd.	233,000	704,629
WPG Holding Co. Ltd.	842,930	1,177,738
TOTAL TAIWAN		3,853,240
Turkey - 0.0%
Boyner Buyuk Magazacilik A/S (a)	280,000	444,369

	Shares	Value
United Kingdom - 9.8%
Aberdeen Asset Management PLC	542,742	$ 2,043,458
Aggreko PLC	64,500	2,129,609
Anglo American PLC (United Kingdom)	77,718	3,213,969
Ashmore Group PLC	187,900	1,099,828
Barclays PLC	1,516,338	5,085,015
BG Group PLC	357,863	8,036,887
BHP Billiton PLC	272,347	9,156,607
BP PLC	679,369	5,111,261
British American Tobacco PLC:
(United Kingdom)	133,600	6,152,820
sponsored ADR	30,500	2,812,405
British Land Co. PLC	332,855	2,563,095
Burberry Group PLC	94,800	2,005,012
Carphone Warehouse Group PLC	960,079	2,511,720
Diageo PLC	202,928	4,492,162
GlaxoSmithKline PLC	188,100	4,184,585
HSBC Holdings PLC (United Kingdom)	715,328	5,977,407
Jazztel PLC (a)	228,700	1,259,928
Legal & General Group PLC	1,970,424	3,583,618
Michael Page International PLC	230,900	1,415,929
Ocado Group PLC (a)(d)	898,900	1,233,916
Rolls-Royce Group PLC	166,500	1,929,981
Royal Dutch Shell PLC Class B	385,603	14,094,456
Royalblue Group PLC	39,800	1,040,604
SuperGroup PLC (a)(d)	39,500	404,638
The Weir Group PLC	36,700	1,130,756
Ultra Electronics Holdings PLC	36,900	890,925
Unilever PLC	58,700	1,897,243
Vodafone Group PLC	2,409,300	6,499,096
Vodafone Group PLC sponsored ADR	47,212	1,278,973
Xstrata PLC	72,500	1,227,724
TOTAL UNITED KINGDOM		104,463,627
United States of America - 48.8%
Accretive Health, Inc. (a)	25,000	670,750
Airgas, Inc.	31,000	2,446,830
Alexion Pharmaceuticals, Inc. (a)	22,000	1,688,720
Altera Corp.	36,000	1,432,440
American Tower Corp.	102,000	6,478,020
Ameriprise Financial, Inc.	76,000	4,069,800
Amgen, Inc.	93,000	6,315,630
Analog Devices, Inc.	35,000	1,369,550
Apple, Inc. (a)	52,600	24,010,848
Applied Micro Circuits Corp. (a)	900	7,047
AutoZone, Inc. (a)	8,000	2,783,040
Bank of America Corp.	250,000	1,782,500
BB&T Corp.	218,000	5,927,420
BBCN Bancorp, Inc. (a)	149,000	1,507,880
Beam, Inc.	68,200	3,567,542
Biogen Idec, Inc. (a)	94,500	11,143,440
Broadcom Corp. Class A	121,800	4,182,612
Cameron International Corp. (a)	102,000	5,426,400
Common Stocks - continued
	Shares	Value
United States of America - continued
CF Industries Holdings, Inc.	20,000	$ 3,547,600
Chevron Corp.	21,000	2,164,680
Citrix Systems, Inc. (a)	371,209	24,206,539
Cognizant Technology Solutions Corp. Class A (a)	40,300	2,891,525
Comerica, Inc.	66,000	1,826,220
Continental Resources, Inc. (a)	56,000	4,518,080
Cummins, Inc.	106,500	11,076,000
Dollar General Corp. (a)	66,900	2,850,609
Dr Pepper Snapple Group, Inc.	37,000	1,436,340
Duke Energy Corp.	163,000	3,473,530
Edwards Lifesciences Corp. (a)	302,000	24,966,340
El Paso Electric Co.	60,750	2,114,100
Elizabeth Arden, Inc. (a)	76,000	2,733,720
EMC Corp. (a)	42,000	1,081,920
Equinix, Inc. (a)	1,000	119,960
Estee Lauder Companies, Inc. Class A	216,000	12,512,880
Fair Isaac Corp.	77,000	2,790,480
Fairchild Semiconductor International, Inc. (a)	57,000	796,860
FedEx Corp.	71,000	6,495,790
Fifth Third Bancorp	1,675,000	21,791,750
Freeport-McMoRan Copper & Gold, Inc.	86,000	3,974,060
G-III Apparel Group Ltd. (a)	189,600	4,328,568
Groupon, Inc. Class A (a)	7,000	142,730
H.B. Fuller Co.	47,000	1,345,140
HMS Holdings Corp. (a)	7,000	231,070
Home Depot, Inc.	49,000	2,175,110
Humana, Inc.	17,000	1,513,340
Illumina, Inc. (a)	25,000	1,294,000
International Business Machines Corp.	3,000	577,800
Intuit, Inc.	495,000	27,937,805
J.B. Hunt Transport Services, Inc.	81,000	4,136,670
Las Vegas Sands Corp.	47,000	2,308,170
Lincoln National Corp.	365,000	7,862,100
Linear Technology Corp.	13,000	433,160
Lorillard, Inc.	16,000	1,718,240
Mako Surgical Corp. (a)	24,000	858,720
Marten Transport Ltd.	35,000	764,750
Masco Corp.	55,000	663,850
MasterCard, Inc. Class A	53,600	19,058,552
McDonald's Corp.	50,500	5,002,025
Medivation, Inc. (a)	47,000	2,604,270
Michael Kors Holdings Ltd.	66,500	2,058,175
Microsoft Corp.	280,000	8,268,400
Morgan Stanley	231,400	4,315,610
National Oilwell Varco, Inc.	27,000	1,997,460
NIKE, Inc. Class B	48,000	4,991,520
Noble Energy, Inc.	49,000	4,932,830
Nu Skin Enterprises, Inc. Class A	54,000	2,697,300

	Shares	Value
Nuance Communications, Inc. (a)	112,000	$ 3,194,240
Oasis Petroleum, Inc. (a)	59,000	1,990,660
Ocwen Financial Corp. (a)	40,000	575,600
ON Semiconductor Corp. (a)	77,000	669,900
ONEOK, Inc.	21,000	1,746,360
Perrigo Co.	156,000	14,913,600
Pioneer Natural Resources Co.	6,000	595,800
Prestige Brands Holdings, Inc. (a)	304,000	3,903,360
PulteGroup, Inc. (a)	1,132,000	8,433,400
Ralph Lauren Corp.	5,000	760,000
Reliance Steel & Aluminum Co.	44,000	2,340,800
Reynolds American, Inc.	48,000	1,883,040
Rosetta Resources, Inc. (a)	12,000	575,880
salesforce.com, Inc. (a)	69,000	8,059,200
SM Energy Co.	23,000	1,669,340
Stanley Black & Decker, Inc.	12,000	842,160
Starbucks Corp.	78,000	3,738,540
SunTrust Banks, Inc.	127,000	2,612,390
Texas Instruments, Inc.	60,000	1,942,800
The Coca-Cola Co.	82,000	5,537,460
TIBCO Software, Inc. (a)	22,000	573,540
TJX Companies, Inc.	231,000	15,740,340
Torchmark Corp.	111,000	5,069,370
Union Pacific Corp.	228,000	26,062,680
United Rentals, Inc. (a)	20,000	764,800
UnitedHealth Group, Inc.	192,800	9,985,112
Universal Display Corp. (a)	34,100	1,435,951
USG Corp. (a)	45,000	577,800
W.R. Grace & Co. (a)	180,200	9,647,908
Wal-Mart Stores, Inc.	350,000	21,476,000
Weight Watchers International, Inc.	17,000	1,294,210
WellPoint, Inc.	28,000	1,800,960
Wells Fargo & Co.	372,000	10,866,120
WESCO International, Inc. (a)	90,000	5,659,200
Wyndham Worldwide Corp.	107,000	4,254,320
Yum! Brands, Inc.	48,000	3,039,840
TOTAL UNITED STATES OF AMERICA		520,629,498
TOTAL COMMON STOCKS (Cost $966,306,709)		1,048,326,062
Nonconvertible Preferred Stocks - 0.5%

Germany - 0.4%
Volkswagen AG	25,100	4,443,479
Italy - 0.1%
Fiat Industrial SpA (a)	111,500	792,621
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,188,520)		5,236,100
Investment Companies - 0.0%
	Shares	Value
Bailiwick of Guernsey - 0.0%
Ashmore Global Opportunities Ltd. (United Kingdom)	49,599	$ 502,816
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)	12,322	15,536
TOTAL INVESTMENT COMPANIES (Cost $1,023,926)		518,352
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 0.12% (b)	9,737,416	9,737,416
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	7,856,171	7,856,171
TOTAL MONEY MARKET FUNDS (Cost $17,593,587)		17,593,587
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $989,112,742)	1,071,674,101
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(4,953,894)
NET ASSETS - 100%	$ 1,066,720,207
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,359,438 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,798
Fidelity Securities Lending Cash Central Fund	21,606
Total	$ 33,404
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 520,629,498	$ 520,629,498	$ -	$ -
United Kingdom	104,463,627	41,812,975	62,650,652	-
Japan	72,015,172	64,325,237	7,689,935	-
France	40,509,113	36,264,162	4,244,951	-
Germany	38,151,688	30,655,751	7,495,937	-
Canada	33,524,650	33,524,650	-	-
Netherlands	28,567,168	21,737,241	6,829,927	-
Switzerland	26,872,463	22,693,097	4,179,366	-
Australia	21,964,748	21,964,748	-	-
Other	166,864,035	146,803,901	20,060,134	-
Investment Companies	518,352	518,352	-	-
Money Market Funds	17,593,587	17,593,587	-	-
Total Investments in Securities:	$ 1,071,674,101	$ 958,523,199	$ 113,150,902	$ -
Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $1,000,342,616. Net unrealized appreciation aggregated $71,331,485, of which $112,724,651 related to appreciated investment securities and $41,393,166 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor ® Worldwide Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Worldwide Fund

1.883453.102

AWLD-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Australia - 2.1%
Australia & New Zealand Banking Group Ltd.	267,724	$ 6,085,060
Commonwealth Bank of Australia	76,187	4,097,387
Fortescue Metals Group Ltd.	218,016	1,168,801
Newcrest Mining Ltd.	99,625	3,566,291
Origin Energy Ltd.	105,510	1,541,250
Ramsay Health Care Ltd.	67,784	1,365,791
Spark Infrastructure Group unit (e)	959,218	1,359,438
WorleyParsons Ltd.	95,983	2,780,730
TOTAL AUSTRALIA		21,964,748
Bailiwick of Jersey - 1.3%
Experian PLC	349,000	4,727,456
Shire PLC	170,500	5,660,804
Wolseley PLC	102,260	3,540,724
TOTAL BAILIWICK OF JERSEY		13,928,984
Belgium - 0.2%
Anheuser-Busch InBev SA NV	32,611	1,982,634
Bermuda - 0.7%
African Minerals Ltd. (a)	185,600	1,469,841
Cheung Kong Infrastructure Holdings Ltd.	401,000	2,282,860
Freescale Semiconductor Holdings I Ltd.	142,000	2,267,740
Li & Fung Ltd.	702,000	1,535,208
TOTAL BERMUDA		7,555,649
Brazil - 0.9%
Arezzo Industria e Comercio SA	51,200	856,850
Qualicorp SA	341,000	3,374,479
Souza Cruz Industria e Comerico	169,400	2,204,760
TIM Participacoes SA sponsored ADR	105,378	3,040,155
TOTAL BRAZIL		9,476,244
British Virgin Islands - 0.3%
Arcos Dorados Holdings, Inc.	45,500	978,250
Mail.ru Group Ltd. GDR (Reg. S) (a)	60,900	2,009,700
TOTAL BRITISH VIRGIN ISLANDS		2,987,950
Canada - 3.1%
Canadian Natural Resources Ltd.	34,200	1,354,699
InterOil Corp. (a)	10,500	704,550
Keyera Corp.	491,000	22,994,126
Open Text Corp. (a)	46,200	2,341,445
Potash Corp. of Saskatchewan, Inc.	27,200	1,274,352
Trinidad Drilling Ltd.	128,800	861,878
Westport Innovations, Inc. (a)(d)	96,000	3,993,600
TOTAL CANADA		33,524,650
Cayman Islands - 0.8%
Baidu.com, Inc. sponsored ADR (a)	11,800	1,504,736
Belle International Holdings Ltd.	1,297,000	2,107,243
Biostime International Holdings Ltd.	496,500	939,830

	Shares	Value
China Kanghui Holdings sponsored ADR (a)	105,800	$ 1,840,920
Sands China Ltd.	289,600	980,239
Shenguan Holdings Group Ltd.	2,128,000	1,210,081
TOTAL CAYMAN ISLANDS		8,583,049
Denmark - 0.9%
Novo Nordisk A/S Series B	48,916	5,812,618
William Demant Holding A/S (a)	50,100	4,149,326
TOTAL DENMARK		9,961,944
Finland - 0.1%
Amer Group PLC (A Shares)	79,900	1,013,700
France - 3.8%
Air Liquide SA	18,600	2,340,828
Arkema SA	26,330	2,127,600
Atos Origin SA	27,623	1,388,095
AXA SA	237,737	3,608,553
BNP Paribas SA	104,188	4,411,147
Danone	36,400	2,246,449
Iliad SA	34,296	4,143,932
JC Decaux SA (a)	31,800	806,277
LVMH Moet Hennessy - Louis Vuitton	24,324	3,932,282
PPR SA	23,950	3,768,446
Sanofi-aventis	57,258	4,244,951
Schneider Electric SA	98,700	6,129,415
Unibail-Rodamco	7,089	1,361,138
TOTAL FRANCE		40,509,113
Germany - 3.2%
Aareal Bank AG (a)	63,891	1,456,142
Allianz AG	15,766	1,733,413
BASF AG	27,160	2,088,096
Bayer AG	46,647	3,266,579
Bayerische Motoren Werke AG (BMW)	50,148	4,289,001
Fresenius Medical Care AG & Co. KGaA	56,500	4,039,079
GEA Group AG	59,653	1,915,858
Gerry Weber International AG (Bearer)	19,400	657,446
GSW Immobilien AG	34,700	1,075,191
HeidelbergCement Finance AG	74,700	3,671,223
Kabel Deutschland Holding AG (a)	37,000	1,928,991
Lanxess AG	20,100	1,309,100
MTU Aero Engines Holdings AG	22,600	1,575,826
SAP AG	39,996	2,418,044
Siemens AG	11,001	1,038,814
Wirecard AG	69,300	1,245,406
TOTAL GERMANY		33,708,209
Hong Kong - 0.9%
AIA Group Ltd.	784,600	2,620,308
Common Stocks - continued
	Shares	Value
Hong Kong - continued
China Unicom Ltd.	1,232,000	$ 2,267,540
Techtronic Industries Co. Ltd.	3,917,500	4,354,321
TOTAL HONG KONG		9,242,169
India - 1.0%
Apollo Hospitals Enterprise Ltd.	79,734	966,421
Axis Bank Ltd.	49,567	1,076,179
Bharti Airtel Ltd.	350,401	2,587,936
Housing Development Finance Corp. Ltd.	205,593	2,897,568
Larsen & Toubro Ltd.	49,740	1,316,756
The Jammu & Kashmir Bank Ltd.	30,114	504,485
Titan Industries Ltd.	374,259	1,534,375
TOTAL INDIA		10,883,720
Indonesia - 0.3%
PT Astra International Tbk	117,000	1,026,844
PT Media Nusantara Citra Tbk	4,495,500	675,077
PT Sarana Menara Nusantara Tbk (a)	789,500	1,005,539
PT Tower Bersama Infrastructure Tbk	3,318,000	885,787
PT XL Axiata Tbk	254,000	126,435
TOTAL INDONESIA		3,719,682
Ireland - 1.2%
Accenture PLC Class A	68,800	3,944,992
Alkermes PLC (a)	84,000	1,580,040
Elan Corp. PLC sponsored ADR (a)	156,000	2,123,160
James Hardie Industries NV CDI	365,087	2,747,916
Paddy Power PLC (Ireland)	43,800	2,427,874
TOTAL IRELAND		12,823,982
Israel - 0.3%
Check Point Software Technologies Ltd. (a)	55,700	3,135,353
Italy - 0.6%
Fiat Industrial SpA (a)	104,300	1,021,780
Prada SpA	253,200	1,211,272
Saipem SpA	99,088	4,637,165
TOTAL ITALY		6,870,217
Japan - 6.8%
ABC-Mart, Inc.	91,900	3,288,773
Aozora Bank Ltd.	721,000	2,005,142
Asics Corp.	111,100	1,259,221
Calbee, Inc. (d)	42,800	2,088,627
Cosmos Pharmaceutical Corp.	50,400	2,370,248
Credit Saison Co. Ltd.	158,600	3,226,926
CyberAgent, Inc.	462	1,351,515
Digital Garage, Inc. (a)	343	994,399
Don Quijote Co. Ltd.	103,100	3,830,240
Fanuc Corp.	26,000	4,369,146
Fast Retailing Co. Ltd.	6,900	1,371,311
Honda Motor Co. Ltd.	100,900	3,481,764

	Shares	Value
Japan Retail Fund Investment Corp.	502	$ 727,679
Japan Tobacco, Inc.	449	2,208,776
JS Group Corp.	116,000	2,398,216
JSR Corp.	137,200	2,804,114
Kakaku.com, Inc.	54,300	1,759,425
KDDI Corp.	413	2,616,804
Keyence Corp.	11,600	2,889,728
Mitsubishi Corp.	154,700	3,529,100
Mitsubishi Estate Co. Ltd.	94,000	1,500,695
Mitsubishi UFJ Financial Group, Inc.	910,900	4,208,171
Nexon Co. Ltd. (d)	23,200	339,341
ORIX Corp.	79,370	7,423,693
Rakuten, Inc.	4,586	4,626,307
Sanrio Co. Ltd.	21,000	940,771
SMC Corp.	9,100	1,579,339
So-net M3, Inc.	320	1,383,182
Start Today Co. Ltd.	73,900	1,442,519
TOTAL JAPAN		72,015,172
Korea (South) - 1.5%
Asia Pacific Systems, Inc. (a)	42,250	477,692
Hyundai Motor Co.	14,323	2,818,020
ICD Co. Ltd. (a)	10,224	478,767
Kia Motors Corp.	27,270	1,638,728
LG Household & Health Care Ltd.	4,187	1,781,758
NCsoft Corp.	4,691	1,229,897
NHN Corp. (a)	3,893	734,747
Orion Corp.	5,432	3,307,758
Samsung Electronics Co. Ltd.	3,934	3,877,036
TOTAL KOREA (SOUTH)		16,344,403
Luxembourg - 0.6%
ArcelorMittal SA Class A unit	9,000	184,680
Brait SA (a)	357,400	914,324
Millicom International Cellular SA (d)	11,500	1,138,270
Millicom International Cellular SA (depositary receipt)	28,700	2,837,511
Samsonite International SA	934,200	1,479,253
TOTAL LUXEMBOURG		6,554,038
Mexico - 0.2%
Wal-Mart de Mexico SA de CV Series V	737,400	2,277,886
Netherlands - 2.7%
AEGON NV (a)	292,700	1,421,870
ASML Holding NV	95,400	4,101,246
Gemalto NV	109,287	5,864,907
ING Groep NV (Certificaten Van Aandelen) (a)	592,800	5,408,057
LyondellBasell Industries NV Class A	87,000	3,749,700
NXP Semiconductors NV (a)	216,500	4,596,295
Randstad Holding NV	38,558	1,314,761
Yandex NV	103,600	2,110,332
TOTAL NETHERLANDS		28,567,168
Common Stocks - continued
	Shares	Value
Norway - 0.3%
DnB NOR ASA	274,800	$ 2,899,090
Philippines - 0.1%
Alliance Global Group, Inc.	4,871,800	1,249,762
Poland - 0.2%
Eurocash SA	215,900	2,006,614
Qatar - 0.1%
Commercial Bank of Qatar GDR (Reg. S)	306,102	1,392,099
South Africa - 0.6%
AngloGold Ashanti Ltd. sponsored ADR	49,000	2,244,200
Sanlam Ltd.	420,700	1,624,079
Shoprite Holdings Ltd.	95,600	1,589,950
Tiger Brands Ltd.	33,200	1,070,216
TOTAL SOUTH AFRICA		6,528,445
Spain - 0.8%
Banco Bilbao Vizcaya Argentaria SA	494,275	4,336,538
Inditex SA	28,348	2,473,087
Viscofan Envolturas Celulosicas SA	31,300	1,206,467
TOTAL SPAIN		8,016,092
Sweden - 1.2%
Atlas Copco AB (A Shares)	131,200	3,118,942
Elekta AB (B Shares)	19,000	908,101
Intrum Justitia AB	83,400	1,315,003
Meda AB (A Shares)	107,400	1,133,684
Svenska Handelsbanken AB (A Shares)	100,200	3,005,116
Swedbank AB (A Shares)	40,000	574,537
Swedish Match Co. AB	65,600	2,284,716
TOTAL SWEDEN		12,340,099
Switzerland - 2.5%
ACE Ltd.	28,000	1,948,800
Adecco SA (Reg.)	32,396	1,535,928
Nestle SA	22,045	1,263,650
Partners Group Holding AG	13,818	2,417,493
Roche Holding AG (participation certificate)	31,172	5,277,476
Schindler Holding AG (participation certificate)	33,294	3,867,567
Swatch Group AG (Bearer)	3,280	1,382,216
UBS AG (a)	306,250	4,179,366
Zurich Financial Services AG	20,820	4,999,967
TOTAL SWITZERLAND		26,872,463
Taiwan - 0.4%
Catcher Technology Co. Ltd.	317,000	1,970,873
Taiwan Mobile Co. Ltd.	233,000	704,629
WPG Holding Co. Ltd.	842,930	1,177,738
TOTAL TAIWAN		3,853,240
Turkey - 0.0%
Boyner Buyuk Magazacilik A/S (a)	280,000	444,369

	Shares	Value
United Kingdom - 9.8%
Aberdeen Asset Management PLC	542,742	$ 2,043,458
Aggreko PLC	64,500	2,129,609
Anglo American PLC (United Kingdom)	77,718	3,213,969
Ashmore Group PLC	187,900	1,099,828
Barclays PLC	1,516,338	5,085,015
BG Group PLC	357,863	8,036,887
BHP Billiton PLC	272,347	9,156,607
BP PLC	679,369	5,111,261
British American Tobacco PLC:
(United Kingdom)	133,600	6,152,820
sponsored ADR	30,500	2,812,405
British Land Co. PLC	332,855	2,563,095
Burberry Group PLC	94,800	2,005,012
Carphone Warehouse Group PLC	960,079	2,511,720
Diageo PLC	202,928	4,492,162
GlaxoSmithKline PLC	188,100	4,184,585
HSBC Holdings PLC (United Kingdom)	715,328	5,977,407
Jazztel PLC (a)	228,700	1,259,928
Legal & General Group PLC	1,970,424	3,583,618
Michael Page International PLC	230,900	1,415,929
Ocado Group PLC (a)(d)	898,900	1,233,916
Rolls-Royce Group PLC	166,500	1,929,981
Royal Dutch Shell PLC Class B	385,603	14,094,456
Royalblue Group PLC	39,800	1,040,604
SuperGroup PLC (a)(d)	39,500	404,638
The Weir Group PLC	36,700	1,130,756
Ultra Electronics Holdings PLC	36,900	890,925
Unilever PLC	58,700	1,897,243
Vodafone Group PLC	2,409,300	6,499,096
Vodafone Group PLC sponsored ADR	47,212	1,278,973
Xstrata PLC	72,500	1,227,724
TOTAL UNITED KINGDOM		104,463,627
United States of America - 48.8%
Accretive Health, Inc. (a)	25,000	670,750
Airgas, Inc.	31,000	2,446,830
Alexion Pharmaceuticals, Inc. (a)	22,000	1,688,720
Altera Corp.	36,000	1,432,440
American Tower Corp.	102,000	6,478,020
Ameriprise Financial, Inc.	76,000	4,069,800
Amgen, Inc.	93,000	6,315,630
Analog Devices, Inc.	35,000	1,369,550
Apple, Inc. (a)	52,600	24,010,848
Applied Micro Circuits Corp. (a)	900	7,047
AutoZone, Inc. (a)	8,000	2,783,040
Bank of America Corp.	250,000	1,782,500
BB&T Corp.	218,000	5,927,420
BBCN Bancorp, Inc. (a)	149,000	1,507,880
Beam, Inc.	68,200	3,567,542
Biogen Idec, Inc. (a)	94,500	11,143,440
Broadcom Corp. Class A	121,800	4,182,612
Cameron International Corp. (a)	102,000	5,426,400
Common Stocks - continued
	Shares	Value
United States of America - continued
CF Industries Holdings, Inc.	20,000	$ 3,547,600
Chevron Corp.	21,000	2,164,680
Citrix Systems, Inc. (a)	371,209	24,206,539
Cognizant Technology Solutions Corp. Class A (a)	40,300	2,891,525
Comerica, Inc.	66,000	1,826,220
Continental Resources, Inc. (a)	56,000	4,518,080
Cummins, Inc.	106,500	11,076,000
Dollar General Corp. (a)	66,900	2,850,609
Dr Pepper Snapple Group, Inc.	37,000	1,436,340
Duke Energy Corp.	163,000	3,473,530
Edwards Lifesciences Corp. (a)	302,000	24,966,340
El Paso Electric Co.	60,750	2,114,100
Elizabeth Arden, Inc. (a)	76,000	2,733,720
EMC Corp. (a)	42,000	1,081,920
Equinix, Inc. (a)	1,000	119,960
Estee Lauder Companies, Inc. Class A	216,000	12,512,880
Fair Isaac Corp.	77,000	2,790,480
Fairchild Semiconductor International, Inc. (a)	57,000	796,860
FedEx Corp.	71,000	6,495,790
Fifth Third Bancorp	1,675,000	21,791,750
Freeport-McMoRan Copper & Gold, Inc.	86,000	3,974,060
G-III Apparel Group Ltd. (a)	189,600	4,328,568
Groupon, Inc. Class A (a)	7,000	142,730
H.B. Fuller Co.	47,000	1,345,140
HMS Holdings Corp. (a)	7,000	231,070
Home Depot, Inc.	49,000	2,175,110
Humana, Inc.	17,000	1,513,340
Illumina, Inc. (a)	25,000	1,294,000
International Business Machines Corp.	3,000	577,800
Intuit, Inc.	495,000	27,937,805
J.B. Hunt Transport Services, Inc.	81,000	4,136,670
Las Vegas Sands Corp.	47,000	2,308,170
Lincoln National Corp.	365,000	7,862,100
Linear Technology Corp.	13,000	433,160
Lorillard, Inc.	16,000	1,718,240
Mako Surgical Corp. (a)	24,000	858,720
Marten Transport Ltd.	35,000	764,750
Masco Corp.	55,000	663,850
MasterCard, Inc. Class A	53,600	19,058,552
McDonald's Corp.	50,500	5,002,025
Medivation, Inc. (a)	47,000	2,604,270
Michael Kors Holdings Ltd.	66,500	2,058,175
Microsoft Corp.	280,000	8,268,400
Morgan Stanley	231,400	4,315,610
National Oilwell Varco, Inc.	27,000	1,997,460
NIKE, Inc. Class B	48,000	4,991,520
Noble Energy, Inc.	49,000	4,932,830
Nu Skin Enterprises, Inc. Class A	54,000	2,697,300

	Shares	Value
Nuance Communications, Inc. (a)	112,000	$ 3,194,240
Oasis Petroleum, Inc. (a)	59,000	1,990,660
Ocwen Financial Corp. (a)	40,000	575,600
ON Semiconductor Corp. (a)	77,000	669,900
ONEOK, Inc.	21,000	1,746,360
Perrigo Co.	156,000	14,913,600
Pioneer Natural Resources Co.	6,000	595,800
Prestige Brands Holdings, Inc. (a)	304,000	3,903,360
PulteGroup, Inc. (a)	1,132,000	8,433,400
Ralph Lauren Corp.	5,000	760,000
Reliance Steel & Aluminum Co.	44,000	2,340,800
Reynolds American, Inc.	48,000	1,883,040
Rosetta Resources, Inc. (a)	12,000	575,880
salesforce.com, Inc. (a)	69,000	8,059,200
SM Energy Co.	23,000	1,669,340
Stanley Black & Decker, Inc.	12,000	842,160
Starbucks Corp.	78,000	3,738,540
SunTrust Banks, Inc.	127,000	2,612,390
Texas Instruments, Inc.	60,000	1,942,800
The Coca-Cola Co.	82,000	5,537,460
TIBCO Software, Inc. (a)	22,000	573,540
TJX Companies, Inc.	231,000	15,740,340
Torchmark Corp.	111,000	5,069,370
Union Pacific Corp.	228,000	26,062,680
United Rentals, Inc. (a)	20,000	764,800
UnitedHealth Group, Inc.	192,800	9,985,112
Universal Display Corp. (a)	34,100	1,435,951
USG Corp. (a)	45,000	577,800
W.R. Grace & Co. (a)	180,200	9,647,908
Wal-Mart Stores, Inc.	350,000	21,476,000
Weight Watchers International, Inc.	17,000	1,294,210
WellPoint, Inc.	28,000	1,800,960
Wells Fargo & Co.	372,000	10,866,120
WESCO International, Inc. (a)	90,000	5,659,200
Wyndham Worldwide Corp.	107,000	4,254,320
Yum! Brands, Inc.	48,000	3,039,840
TOTAL UNITED STATES OF AMERICA		520,629,498
TOTAL COMMON STOCKS (Cost $966,306,709)		1,048,326,062
Nonconvertible Preferred Stocks - 0.5%

Germany - 0.4%
Volkswagen AG	25,100	4,443,479
Italy - 0.1%
Fiat Industrial SpA (a)	111,500	792,621
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,188,520)		5,236,100
Investment Companies - 0.0%
	Shares	Value
Bailiwick of Guernsey - 0.0%
Ashmore Global Opportunities Ltd. (United Kingdom)	49,599	$ 502,816
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)	12,322	15,536
TOTAL INVESTMENT COMPANIES (Cost $1,023,926)		518,352
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 0.12% (b)	9,737,416	9,737,416
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	7,856,171	7,856,171
TOTAL MONEY MARKET FUNDS (Cost $17,593,587)		17,593,587
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $989,112,742)	1,071,674,101
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(4,953,894)
NET ASSETS - 100%	$ 1,066,720,207
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,359,438 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,798
Fidelity Securities Lending Cash Central Fund	21,606
Total	$ 33,404
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 520,629,498	$ 520,629,498	$ -	$ -
United Kingdom	104,463,627	41,812,975	62,650,652	-
Japan	72,015,172	64,325,237	7,689,935	-
France	40,509,113	36,264,162	4,244,951	-
Germany	38,151,688	30,655,751	7,495,937	-
Canada	33,524,650	33,524,650	-	-
Netherlands	28,567,168	21,737,241	6,829,927	-
Switzerland	26,872,463	22,693,097	4,179,366	-
Australia	21,964,748	21,964,748	-	-
Other	166,864,035	146,803,901	20,060,134	-
Investment Companies	518,352	518,352	-	-
Money Market Funds	17,593,587	17,593,587	-	-
Total Investments in Securities:	$ 1,071,674,101	$ 958,523,199	$ 113,150,902	$ -
Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $1,000,342,616. Net unrealized appreciation aggregated $71,331,485, of which $112,724,651 related to appreciated investment securities and $41,393,166 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 29, 2012